UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Women's Leadership Fund Fidelity® Women's Leadership Fund : FWOMX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Women's Leadership Fund	$ 37	0.65%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.9
Consumer Discretionary	12.7
Industrials	12.6
Financials	12.1
Health Care	11.5
Communication Services	8.2
Consumer Staples	5.0
Real Estate	2.3
Energy	1.4
Utilities	0.9
Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Belgium - 1.2
Canada - 1.1
Italy - 1.1
France - 1.0
Netherlands - 0.4
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Apple Inc	7.2
Microsoft Corp	6.6
Amazon.com Inc	4.6
Alphabet Inc Class A	3.0
Alphabet Inc Class C	2.6
Eli Lilly & Co	2.3
JPMorgan Chase & Co	2.1
Micron Technology Inc	1.9
Bank of America Corp	1.4
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915099.101    3396-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Women's Leadership Fund Fidelity Advisor® Women's Leadership Fund Class Z : FWOZX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.55%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.9
Consumer Discretionary	12.7
Industrials	12.6
Financials	12.1
Health Care	11.5
Communication Services	8.2
Consumer Staples	5.0
Real Estate	2.3
Energy	1.4
Utilities	0.9
Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Belgium - 1.2
Canada - 1.1
Italy - 1.1
France - 1.0
Netherlands - 0.4
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Apple Inc	7.2
Microsoft Corp	6.6
Amazon.com Inc	4.6
Alphabet Inc Class A	3.0
Alphabet Inc Class C	2.6
Eli Lilly & Co	2.3
JPMorgan Chase & Co	2.1
Micron Technology Inc	1.9
Bank of America Corp	1.4
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915104.101    3401-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Women's Leadership Fund Fidelity Advisor® Women's Leadership Fund Class M : FWOEX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.20%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.9
Consumer Discretionary	12.7
Industrials	12.6
Financials	12.1
Health Care	11.5
Communication Services	8.2
Consumer Staples	5.0
Real Estate	2.3
Energy	1.4
Utilities	0.9
Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Belgium - 1.2
Canada - 1.1
Italy - 1.1
France - 1.0
Netherlands - 0.4
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Apple Inc	7.2
Microsoft Corp	6.6
Amazon.com Inc	4.6
Alphabet Inc Class A	3.0
Alphabet Inc Class C	2.6
Eli Lilly & Co	2.3
JPMorgan Chase & Co	2.1
Micron Technology Inc	1.9
Bank of America Corp	1.4
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915102.101    3399-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Women's Leadership Fund Fidelity Advisor® Women's Leadership Fund Class I : FWMNX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.67%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.9
Consumer Discretionary	12.7
Industrials	12.6
Financials	12.1
Health Care	11.5
Communication Services	8.2
Consumer Staples	5.0
Real Estate	2.3
Energy	1.4
Utilities	0.9
Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Belgium - 1.2
Canada - 1.1
Italy - 1.1
France - 1.0
Netherlands - 0.4
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Apple Inc	7.2
Microsoft Corp	6.6
Amazon.com Inc	4.6
Alphabet Inc Class A	3.0
Alphabet Inc Class C	2.6
Eli Lilly & Co	2.3
JPMorgan Chase & Co	2.1
Micron Technology Inc	1.9
Bank of America Corp	1.4
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915103.101    3400-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Women's Leadership Fund Fidelity Advisor® Women's Leadership Fund Class C : FWOCX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.70%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.9
Consumer Discretionary	12.7
Industrials	12.6
Financials	12.1
Health Care	11.5
Communication Services	8.2
Consumer Staples	5.0
Real Estate	2.3
Energy	1.4
Utilities	0.9
Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Belgium - 1.2
Canada - 1.1
Italy - 1.1
France - 1.0
Netherlands - 0.4
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Apple Inc	7.2
Microsoft Corp	6.6
Amazon.com Inc	4.6
Alphabet Inc Class A	3.0
Alphabet Inc Class C	2.6
Eli Lilly & Co	2.3
JPMorgan Chase & Co	2.1
Micron Technology Inc	1.9
Bank of America Corp	1.4
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915101.101    3398-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Women's Leadership Fund Fidelity Advisor® Women's Leadership Fund Class A : FWOAX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	0.95%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$156,294,854
Number of Holdings	88
Portfolio Turnover	21%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.9
Consumer Discretionary	12.7
Industrials	12.6
Financials	12.1
Health Care	11.5
Communication Services	8.2
Consumer Staples	5.0
Real Estate	2.3
Energy	1.4
Utilities	0.9
Materials	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.1
Belgium - 1.2
Canada - 1.1
Italy - 1.1
France - 1.0
Netherlands - 0.4
United Kingdom - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Apple Inc	7.2
Microsoft Corp	6.6
Amazon.com Inc	4.6
Alphabet Inc Class A	3.0
Alphabet Inc Class C	2.6
Eli Lilly & Co	2.3
JPMorgan Chase & Co	2.1
Micron Technology Inc	1.9
Bank of America Corp	1.4
40.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915100.101    3397-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® U.S. Low Volatility Equity Fund Fidelity® U.S. Low Volatility Equity Fund : FULVX

This semi-annual shareholder report contains information about Fidelity® U.S. Low Volatility Equity Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Low Volatility Equity Fund	$ 36	0.70%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$35,216,047
Number of Holdings	131
Portfolio Turnover	60%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.7
Health Care	17.2
Consumer Staples	13.5
Financials	12.9
Utilities	9.5
Communication Services	6.0
Industrials	5.4
Materials	4.9
Consumer Discretionary	4.3
Real Estate	1.8
Energy	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.9
United Kingdom - 1.9
Germany - 0.9
Korea (South) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	1.2
Gilead Sciences Inc	1.2
Alnylam Pharmaceuticals Inc	1.2
Boston Scientific Corp	1.2
Travelers Companies Inc/The	1.2
Walmart Inc	1.2
IBM Corporation	1.1
Mastercard Inc Class A	1.1
Visa Inc Class A	1.1
Welltower Inc	1.1
11.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915106.101    5029-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Short Duration High Income Fund Fidelity® Short Duration High Income Fund : FSAHX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short Duration High Income Fund	$ 39	0.74%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 3.5
BB - 34.3
B - 41.9
CCC,CC,C - 11.9
D - 0.1
Not Rated - 4.1
Equities - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 73.6
Bank Loan Obligations - 17.4
Preferred Securities - 4.4
Asset-Backed Securities - 0.5
Fixed-Income Funds - 0.5
Common Stocks - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 3.0
United Kingdom - 1.3
Ireland - 0.8
Switzerland - 0.8
Grand Cayman (UK Overseas Ter) - 0.8
France - 0.7
Israel - 0.7
Brazil - 0.6
Others - 5.0

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	1.6
TransDigm Inc	1.5
Univision Communications Inc	1.0
CCO Holdings LLC / CCO Holdings Capital Corp	0.9
1011778 BC ULC / New Red Finance Inc	0.9
Icahn Enterprises LP / Icahn Enterprises Finance Corp	0.9
Carnival Corp	0.8
Tenet Healthcare Corp	0.8
X Corp	0.8
Vistra Operations Co LLC	0.7
9.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915077.101    2580-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Short Duration High Income Fund Fidelity Advisor® Short Duration High Income Fund Class Z : FIJWX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.66%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 3.5
BB - 34.3
B - 41.9
CCC,CC,C - 11.9
D - 0.1
Not Rated - 4.1
Equities - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 73.6
Bank Loan Obligations - 17.4
Preferred Securities - 4.4
Asset-Backed Securities - 0.5
Fixed-Income Funds - 0.5
Common Stocks - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 3.0
United Kingdom - 1.3
Ireland - 0.8
Switzerland - 0.8
Grand Cayman (UK Overseas Ter) - 0.8
France - 0.7
Israel - 0.7
Brazil - 0.6
Others - 5.0

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	1.6
TransDigm Inc	1.5
Univision Communications Inc	1.0
CCO Holdings LLC / CCO Holdings Capital Corp	0.9
1011778 BC ULC / New Red Finance Inc	0.9
Icahn Enterprises LP / Icahn Enterprises Finance Corp	0.9
Carnival Corp	0.8
Tenet Healthcare Corp	0.8
X Corp	0.8
Vistra Operations Co LLC	0.7
9.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915082.101    3289-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Short Duration High Income Fund Fidelity Advisor® Short Duration High Income Fund Class M : FSEHX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	1.00%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 3.5
BB - 34.3
B - 41.9
CCC,CC,C - 11.9
D - 0.1
Not Rated - 4.1
Equities - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 73.6
Bank Loan Obligations - 17.4
Preferred Securities - 4.4
Asset-Backed Securities - 0.5
Fixed-Income Funds - 0.5
Common Stocks - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 3.0
United Kingdom - 1.3
Ireland - 0.8
Switzerland - 0.8
Grand Cayman (UK Overseas Ter) - 0.8
France - 0.7
Israel - 0.7
Brazil - 0.6
Others - 5.0

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	1.6
TransDigm Inc	1.5
Univision Communications Inc	1.0
CCO Holdings LLC / CCO Holdings Capital Corp	0.9
1011778 BC ULC / New Red Finance Inc	0.9
Icahn Enterprises LP / Icahn Enterprises Finance Corp	0.9
Carnival Corp	0.8
Tenet Healthcare Corp	0.8
X Corp	0.8
Vistra Operations Co LLC	0.7
9.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915080.101    2583-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Short Duration High Income Fund Fidelity Advisor® Short Duration High Income Fund Class I : FSFHX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.75%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 3.5
BB - 34.3
B - 41.9
CCC,CC,C - 11.9
D - 0.1
Not Rated - 4.1
Equities - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 73.6
Bank Loan Obligations - 17.4
Preferred Securities - 4.4
Asset-Backed Securities - 0.5
Fixed-Income Funds - 0.5
Common Stocks - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 3.0
United Kingdom - 1.3
Ireland - 0.8
Switzerland - 0.8
Grand Cayman (UK Overseas Ter) - 0.8
France - 0.7
Israel - 0.7
Brazil - 0.6
Others - 5.0

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	1.6
TransDigm Inc	1.5
Univision Communications Inc	1.0
CCO Holdings LLC / CCO Holdings Capital Corp	0.9
1011778 BC ULC / New Red Finance Inc	0.9
Icahn Enterprises LP / Icahn Enterprises Finance Corp	0.9
Carnival Corp	0.8
Tenet Healthcare Corp	0.8
X Corp	0.8
Vistra Operations Co LLC	0.7
9.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915081.101    2584-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Short Duration High Income Fund Fidelity Advisor® Short Duration High Income Fund Class C : FSDHX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 3.5
BB - 34.3
B - 41.9
CCC,CC,C - 11.9
D - 0.1
Not Rated - 4.1
Equities - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 73.6
Bank Loan Obligations - 17.4
Preferred Securities - 4.4
Asset-Backed Securities - 0.5
Fixed-Income Funds - 0.5
Common Stocks - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 3.0
United Kingdom - 1.3
Ireland - 0.8
Switzerland - 0.8
Grand Cayman (UK Overseas Ter) - 0.8
France - 0.7
Israel - 0.7
Brazil - 0.6
Others - 5.0

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	1.6
TransDigm Inc	1.5
Univision Communications Inc	1.0
CCO Holdings LLC / CCO Holdings Capital Corp	0.9
1011778 BC ULC / New Red Finance Inc	0.9
Icahn Enterprises LP / Icahn Enterprises Finance Corp	0.9
Carnival Corp	0.8
Tenet Healthcare Corp	0.8
X Corp	0.8
Vistra Operations Co LLC	0.7
9.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915079.101    2582-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Short Duration High Income Fund Fidelity Advisor® Short Duration High Income Fund Class A : FSBHX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$295,099,703
Number of Holdings	558
Portfolio Turnover	113%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.1
BBB - 3.5
BB - 34.3
B - 41.9
CCC,CC,C - 11.9
D - 0.1
Not Rated - 4.1
Equities - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 73.6
Bank Loan Obligations - 17.4
Preferred Securities - 4.4
Asset-Backed Securities - 0.5
Fixed-Income Funds - 0.5
Common Stocks - 0.4
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.3
Canada - 3.0
United Kingdom - 1.3
Ireland - 0.8
Switzerland - 0.8
Grand Cayman (UK Overseas Ter) - 0.8
France - 0.7
Israel - 0.7
Brazil - 0.6
Others - 5.0

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	1.6
TransDigm Inc	1.5
Univision Communications Inc	1.0
CCO Holdings LLC / CCO Holdings Capital Corp	0.9
1011778 BC ULC / New Red Finance Inc	0.9
Icahn Enterprises LP / Icahn Enterprises Finance Corp	0.9
Carnival Corp	0.8
Tenet Healthcare Corp	0.8
X Corp	0.8
Vistra Operations Co LLC	0.7
9.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915078.101    2581-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Series High Income Fund Fidelity® Series High Income Fund : FSHNX

This semi-annual shareholder report contains information about Fidelity® Series High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,498,060,317
Number of Holdings	809
Portfolio Turnover	97%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 3.3
BB - 35.5
B - 33.2
CCC,CC,C - 16.4
D - 0.1
Not Rated - 6.0
Equities - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 79.9
Bank Loan Obligations - 9.0
Preferred Securities - 3.4
Common Stocks - 2.8
Alternative Funds - 1.5
Preferred Stocks - 0.5
Asset-Backed Securities - 0.5
CMOs and Other Mortgage Related Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 86.8
Canada - 2.5
France - 1.8
United Kingdom - 1.5
Ireland - 0.8
Israel - 0.6
Grand Cayman (UK Overseas Ter) - 0.6
Brazil - 0.5
Switzerland - 0.5
Others - 4.4

TOP HOLDINGS (% of Fund's net assets)
Mesquite Energy Inc	2.1
Fidelity Private Credit Company LLC	1.5
EchoStar Corp	1.5
TransDigm Inc	1.4
Altice France SA	1.3
Level 3 Financing Inc	1.1
CCO Holdings LLC / CCO Holdings Capital Corp	1.1
NRG Energy Inc	1.0
1261229 BC Ltd	1.0
Carnival Corp	0.9
12.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915069.101    2269-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® SAI High Income Fund Fidelity® SAI High Income Fund : FSHGX

This semi-annual shareholder report contains information about Fidelity® SAI High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI High Income Fund	$ 28	0.53%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,029,397,940
Number of Holdings	853
Portfolio Turnover	68%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 2.4
BBB - 2.3
BB - 36.0
B - 31.6
CCC,CC,C - 16.4
D - 0.1
Not Rated - 4.4
Equities - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 79.2
Bank Loan Obligations - 7.9
U.S. Treasury Obligations - 2.4
Common Stocks - 2.3
Preferred Securities - 2.2
Alternative Funds - 1.3
Preferred Stocks - 0.5
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.8
Canada - 2.8
France - 1.6
United Kingdom - 1.1
Ireland - 1.0
Switzerland - 0.8
Luxembourg - 0.7
Germany - 0.5
Grand Cayman (UK Overseas Ter) - 0.5
Others - 5.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	2.4
EchoStar Corp	1.5
Mesquite Energy Inc	1.4
Fidelity Private Credit Company LLC	1.3
CHS/Community Health Systems Inc	1.2
CCO Holdings LLC / CCO Holdings Capital Corp	1.1
NRG Energy Inc	1.0
Level 3 Financing Inc	1.0
Carnival Corp	0.9
TransDigm Inc	0.9
12.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915107.101    6345-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® High Income Fund Fidelity® High Income Fund : SPHIX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Fund	$ 34	0.66%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
BBB - 2.8
BB - 36.9
B - 31.9
CCC,CC,C - 17.9
D - 0.1
Not Rated - 3.2
Equities - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 83.2
Bank Loan Obligations - 7.6
Common Stocks - 2.5
Preferred Securities - 1.8
U.S. Treasury Obligations - 1.6
Preferred Stocks - 0.4
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Canada - 3.0
France - 1.7
United Kingdom - 1.1
Ireland - 1.0
Switzerland - 0.9
Luxembourg - 0.6
Germany - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Others - 5.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	1.6
EchoStar Corp	1.6
Mesquite Energy Inc	1.6
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
NRG Energy Inc	1.1
Level 3 Financing Inc	0.9
Altice France SA	0.9
TransDigm Inc	0.9
Carnival Corp	0.9
12.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915060.101    455-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® High Income Fund Fidelity Advisor® High Income Fund Class Z : FGUMX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.60%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
BBB - 2.8
BB - 36.9
B - 31.9
CCC,CC,C - 17.9
D - 0.1
Not Rated - 3.2
Equities - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 83.2
Bank Loan Obligations - 7.6
Common Stocks - 2.5
Preferred Securities - 1.8
U.S. Treasury Obligations - 1.6
Preferred Stocks - 0.4
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Canada - 3.0
France - 1.7
United Kingdom - 1.1
Ireland - 1.0
Switzerland - 0.9
Luxembourg - 0.6
Germany - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Others - 5.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	1.6
EchoStar Corp	1.6
Mesquite Energy Inc	1.6
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
NRG Energy Inc	1.1
Level 3 Financing Inc	0.9
Altice France SA	0.9
TransDigm Inc	0.9
Carnival Corp	0.9
12.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915059.101    3316-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® High Income Fund Fidelity Advisor® High Income Fund Class M : FGRMX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.94%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
BBB - 2.8
BB - 36.9
B - 31.9
CCC,CC,C - 17.9
D - 0.1
Not Rated - 3.2
Equities - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 83.2
Bank Loan Obligations - 7.6
Common Stocks - 2.5
Preferred Securities - 1.8
U.S. Treasury Obligations - 1.6
Preferred Stocks - 0.4
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Canada - 3.0
France - 1.7
United Kingdom - 1.1
Ireland - 1.0
Switzerland - 0.9
Luxembourg - 0.6
Germany - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Others - 5.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	1.6
EchoStar Corp	1.6
Mesquite Energy Inc	1.6
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
NRG Energy Inc	1.1
Level 3 Financing Inc	0.9
Altice France SA	0.9
TransDigm Inc	0.9
Carnival Corp	0.9
12.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915056.101    3312-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® High Income Fund Fidelity Advisor® High Income Fund Class I : FGTMX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.70%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
BBB - 2.8
BB - 36.9
B - 31.9
CCC,CC,C - 17.9
D - 0.1
Not Rated - 3.2
Equities - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 83.2
Bank Loan Obligations - 7.6
Common Stocks - 2.5
Preferred Securities - 1.8
U.S. Treasury Obligations - 1.6
Preferred Stocks - 0.4
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Canada - 3.0
France - 1.7
United Kingdom - 1.1
Ireland - 1.0
Switzerland - 0.9
Luxembourg - 0.6
Germany - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Others - 5.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	1.6
EchoStar Corp	1.6
Mesquite Energy Inc	1.6
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
NRG Energy Inc	1.1
Level 3 Financing Inc	0.9
Altice France SA	0.9
TransDigm Inc	0.9
Carnival Corp	0.9
12.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915058.101    3314-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® High Income Fund Fidelity Advisor® High Income Fund Class C : FGSMX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.69%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
BBB - 2.8
BB - 36.9
B - 31.9
CCC,CC,C - 17.9
D - 0.1
Not Rated - 3.2
Equities - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 83.2
Bank Loan Obligations - 7.6
Common Stocks - 2.5
Preferred Securities - 1.8
U.S. Treasury Obligations - 1.6
Preferred Stocks - 0.4
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Canada - 3.0
France - 1.7
United Kingdom - 1.1
Ireland - 1.0
Switzerland - 0.9
Luxembourg - 0.6
Germany - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Others - 5.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	1.6
EchoStar Corp	1.6
Mesquite Energy Inc	1.6
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
NRG Energy Inc	1.1
Level 3 Financing Inc	0.9
Altice France SA	0.9
TransDigm Inc	0.9
Carnival Corp	0.9
12.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915057.101    3313-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® High Income Fund Fidelity Advisor® High Income Fund Class A : FGQMX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.95%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$3,031,580,185
Number of Holdings	860
Portfolio Turnover	77%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.6
BBB - 2.8
BB - 36.9
B - 31.9
CCC,CC,C - 17.9
D - 0.1
Not Rated - 3.2
Equities - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 83.2
Bank Loan Obligations - 7.6
Common Stocks - 2.5
Preferred Securities - 1.8
U.S. Treasury Obligations - 1.6
Preferred Stocks - 0.4
Asset-Backed Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Canada - 3.0
France - 1.7
United Kingdom - 1.1
Ireland - 1.0
Switzerland - 0.9
Luxembourg - 0.6
Germany - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Others - 5.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	1.6
EchoStar Corp	1.6
Mesquite Energy Inc	1.6
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
NRG Energy Inc	1.1
Level 3 Financing Inc	0.9
Altice France SA	0.9
TransDigm Inc	0.9
Carnival Corp	0.9
12.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915055.101    3311-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Healthy Future Fund Fidelity® Healthy Future Fund : FAPHX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Healthy Future Fund	$ 56	1.05%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	36.9
Financials	14.9
Information Technology	14.4
Consumer Staples	12.6
Industrials	6.9
Consumer Discretionary	6.7
Communication Services	3.1
Real Estate	2.7
Materials	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 61.1
United Kingdom - 10.3
France - 5.9
Hong Kong - 4.7
Japan - 4.1
Taiwan - 2.6
Netherlands - 2.4
Belgium - 1.9
Switzerland - 1.7
Others - 5.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.1
AIA Group Ltd	4.7
Tesla Inc	4.1
Unilever PLC	3.5
Danone SA	3.5
Uber Technologies Inc	3.3
UnitedHealth Group Inc	3.0
Hitachi Ltd	3.0
Procter & Gamble Co/The	2.8
Welltower Inc	2.7
40.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915108.101    6553-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Healthy Future Fund Fidelity Advisor® Healthy Future Fund Class Z : FAPNX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 48	0.90%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	36.9
Financials	14.9
Information Technology	14.4
Consumer Staples	12.6
Industrials	6.9
Consumer Discretionary	6.7
Communication Services	3.1
Real Estate	2.7
Materials	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 61.1
United Kingdom - 10.3
France - 5.9
Hong Kong - 4.7
Japan - 4.1
Taiwan - 2.6
Netherlands - 2.4
Belgium - 1.9
Switzerland - 1.7
Others - 5.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.1
AIA Group Ltd	4.7
Tesla Inc	4.1
Unilever PLC	3.5
Danone SA	3.5
Uber Technologies Inc	3.3
UnitedHealth Group Inc	3.0
Hitachi Ltd	3.0
Procter & Gamble Co/The	2.8
Welltower Inc	2.7
40.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915113.101    6558-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Healthy Future Fund Fidelity Advisor® Healthy Future Fund Class M : FAPLX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 83	1.55%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	36.9
Financials	14.9
Information Technology	14.4
Consumer Staples	12.6
Industrials	6.9
Consumer Discretionary	6.7
Communication Services	3.1
Real Estate	2.7
Materials	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 61.1
United Kingdom - 10.3
France - 5.9
Hong Kong - 4.7
Japan - 4.1
Taiwan - 2.6
Netherlands - 2.4
Belgium - 1.9
Switzerland - 1.7
Others - 5.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.1
AIA Group Ltd	4.7
Tesla Inc	4.1
Unilever PLC	3.5
Danone SA	3.5
Uber Technologies Inc	3.3
UnitedHealth Group Inc	3.0
Hitachi Ltd	3.0
Procter & Gamble Co/The	2.8
Welltower Inc	2.7
40.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915111.101    6556-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Healthy Future Fund Fidelity Advisor® Healthy Future Fund Class I : FAPMX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 56	1.05%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	36.9
Financials	14.9
Information Technology	14.4
Consumer Staples	12.6
Industrials	6.9
Consumer Discretionary	6.7
Communication Services	3.1
Real Estate	2.7
Materials	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 61.1
United Kingdom - 10.3
France - 5.9
Hong Kong - 4.7
Japan - 4.1
Taiwan - 2.6
Netherlands - 2.4
Belgium - 1.9
Switzerland - 1.7
Others - 5.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.1
AIA Group Ltd	4.7
Tesla Inc	4.1
Unilever PLC	3.5
Danone SA	3.5
Uber Technologies Inc	3.3
UnitedHealth Group Inc	3.0
Hitachi Ltd	3.0
Procter & Gamble Co/The	2.8
Welltower Inc	2.7
40.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915112.101    6557-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Healthy Future Fund Fidelity Advisor® Healthy Future Fund Class C : FAPKX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 110	2.05%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	36.9
Financials	14.9
Information Technology	14.4
Consumer Staples	12.6
Industrials	6.9
Consumer Discretionary	6.7
Communication Services	3.1
Real Estate	2.7
Materials	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 61.1
United Kingdom - 10.3
France - 5.9
Hong Kong - 4.7
Japan - 4.1
Taiwan - 2.6
Netherlands - 2.4
Belgium - 1.9
Switzerland - 1.7
Others - 5.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.1
AIA Group Ltd	4.7
Tesla Inc	4.1
Unilever PLC	3.5
Danone SA	3.5
Uber Technologies Inc	3.3
UnitedHealth Group Inc	3.0
Hitachi Ltd	3.0
Procter & Gamble Co/The	2.8
Welltower Inc	2.7
40.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915110.101    6555-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Healthy Future Fund Fidelity Advisor® Healthy Future Fund Class A : FAPJX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	1.30%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$14,465,381
Number of Holdings	72
Portfolio Turnover	80%
What did the Fund invest in?
(as of October 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	36.9
Financials	14.9
Information Technology	14.4
Consumer Staples	12.6
Industrials	6.9
Consumer Discretionary	6.7
Communication Services	3.1
Real Estate	2.7
Materials	0.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 61.1
United Kingdom - 10.3
France - 5.9
Hong Kong - 4.7
Japan - 4.1
Taiwan - 2.6
Netherlands - 2.4
Belgium - 1.9
Switzerland - 1.7
Others - 5.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.1
AIA Group Ltd	4.7
Tesla Inc	4.1
Unilever PLC	3.5
Danone SA	3.5
Uber Technologies Inc	3.3
UnitedHealth Group Inc	3.0
Hitachi Ltd	3.0
Procter & Gamble Co/The	2.8
Welltower Inc	2.7
40.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915109.101    6554-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Focused High Income Fund Fidelity® Focused High Income Fund : FHIFX

This semi-annual shareholder report contains information about Fidelity® Focused High Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused High Income Fund	$ 39	0.75%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$192,880,091
Number of Holdings	549
Portfolio Turnover	110%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 3.8
BB - 59.0
B - 29.2
CCC,CC,C - 4.2
Not Rated - 1.4
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 86.7
Bank Loan Obligations - 6.4
Preferred Securities - 4.0
Asset-Backed Securities - 0.5
Common Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.5
Canada - 3.1
United Kingdom - 2.2
Ireland - 1.4
Australia - 0.9
Grand Cayman (UK Overseas Ter) - 0.8
France - 0.6
Israel - 0.5
Panama - 0.4
Others - 2.6

TOP HOLDINGS (% of Fund's net assets)
CCO Holdings LLC / CCO Holdings Capital Corp	1.7
NRG Energy Inc	1.6
TransDigm Inc	1.5
Carnival Corp	1.4
Tenet Healthcare Corp	1.2
Vistra Operations Co LLC	1.1
Hilton Domestic Operating Co Inc	1.1
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	1.0
Venture Global Plaquemines LNG LLC	0.9
OneMain Finance Corp	0.9
12.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915068.101    1366-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Capital & Income Fund Fidelity® Capital & Income Fund : FAGIX

This semi-annual shareholder report contains information about Fidelity® Capital & Income Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital & Income Fund	$ 33	0.61%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$14,809,871,792
Number of Holdings	750
Portfolio Turnover	27%
What did the Fund invest in?
(as of October 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 5.5
BB - 17.9
B - 25.3
CCC,CC,C - 10.0
Not Rated - 5.8
Equities - 22.8
Short-Term Investments and Net Other Assets (Liabilities) - 12.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 48.8
Common Stocks - 21.7
Bank Loan Obligations - 10.8
Alternative Funds - 2.4
Preferred Securities - 2.2
Preferred Stocks - 1.1
Asset-Backed Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 12.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 1.7
United Kingdom - 1.5
France - 1.4
Taiwan - 0.8
Australia - 0.5
China - 0.5
Netherlands - 0.4
Zambia - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	2.4
EchoStar Corp	2.2
NVIDIA Corp	1.8
TransDigm Inc	1.7
Comfort Systems USA Inc	1.6
Ally Financial Inc	1.3
X Corp	1.3
Meta Platforms Inc Class A	1.2
LBM Acquisition LLC	1.2
Altice France SA	1.1
15.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915046.101    38-TSRS-1225

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Women's Leadership Fund

Semi-Annual Report
October 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Women's Leadership Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
BELGIUM - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	7,078	1,815,257
CANADA - 1.1%
Consumer Discretionary - 1.1%
Specialty Retail - 1.1%
Aritzia Inc Subordinate Voting Shares (a)	24,804	1,732,593
FRANCE - 1.0%
Consumer Staples - 1.0%
Food Products - 1.0%
Danone SA	18,024	1,591,819
ITALY - 1.1%
Industrials - 1.1%
Electrical Equipment - 1.1%
Prysmian SpA	16,628	1,721,514
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	3,259	681,522
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (b)	34,700	106,669
UNITED STATES - 94.2%
Communication Services - 8.2%
Entertainment - 2.1%
Netflix Inc (a)	1,270	1,420,952
Walt Disney Co/The	16,658	1,876,024
		3,296,976
Interactive Media & Services - 6.1%
Alphabet Inc Class A	16,738	4,706,559
Alphabet Inc Class C	14,159	3,990,289
Pinterest Inc Class A (a)	26,489	876,786
		9,573,634
TOTAL COMMUNICATION SERVICES		12,870,610

Consumer Discretionary - 11.6%
Broadline Retail - 5.2%
Amazon.com Inc (a)	29,153	7,119,746
Etsy Inc (a)	16,691	1,034,842
		8,154,588
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill Inc (a)	20,291	643,022
Starbucks Corp	10,204	825,197
		1,468,219
Household Durables - 0.8%
Taylor Morrison Home Corp (a)	21,367	1,266,422
Specialty Retail - 2.8%
Lowe's Cos Inc	4,517	1,075,633
Ulta Beauty Inc (a)	3,060	1,590,833
Williams-Sonoma Inc	8,397	1,631,873
		4,298,339
Textiles, Apparel & Luxury Goods - 1.9%
Capri Holdings Ltd (a)	34,796	722,017
NIKE Inc Class B	12,445	803,823
Tapestry Inc	13,233	1,453,248
		2,979,088
TOTAL CONSUMER DISCRETIONARY		18,166,656

Consumer Staples - 4.0%
Beverages - 1.5%
Coca-Cola Co/The	22,259	1,533,645
Keurig Dr Pepper Inc	28,392	771,127
		2,304,772
Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores Inc	1,459	748,744
Household Products - 1.0%
Procter & Gamble Co/The	10,065	1,513,474
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	16,940	1,637,929
TOTAL CONSUMER STAPLES		6,204,919

Energy - 1.4%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	27,295	1,321,351
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp (a)	28,844	891,568
TOTAL ENERGY		2,212,919

Financials - 12.0%
Banks - 6.4%
Bank of America Corp	40,059	2,141,154
Citigroup Inc	15,072	1,525,739
Huntington Bancshares Inc/OH	61,822	954,532
JPMorgan Chase & Co	10,500	3,266,760
US Bancorp	16,404	765,738
Wells Fargo & Co	16,355	1,422,394
		10,076,317
Capital Markets - 1.4%
Bank of New York Mellon Corp/The	9,116	983,890
Nasdaq Inc	13,582	1,161,125
		2,145,015
Consumer Finance - 0.4%
SLM Corp	21,462	576,255
Financial Services - 1.2%
Mastercard Inc Class A	3,445	1,901,606
Insurance - 2.6%
Hartford Insurance Group Inc/The	13,131	1,630,608
Marsh & McLennan Cos Inc	6,105	1,087,605
Progressive Corp/The	6,395	1,317,370
		4,035,583
TOTAL FINANCIALS		18,734,776

Health Care - 10.0%
Biotechnology - 2.6%
Alnylam Pharmaceuticals Inc (a)	4,273	1,948,659
Exact Sciences Corp (a)	12,234	791,417
Gilead Sciences Inc	11,550	1,383,575
		4,123,651
Health Care Equipment & Supplies - 0.8%
Insulet Corp (a)	3,792	1,186,934
Health Care Providers & Services - 0.8%
Cigna Group/The	4,898	1,197,120
Health Care Technology - 0.3%
Veeva Systems Inc Class A (a)	1,837	534,934
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific Inc	3,032	1,720,326
Pharmaceuticals - 4.4%
Eli Lilly & Co	4,125	3,559,298
GSK PLC ADR	37,883	1,775,197
Merck & Co Inc	17,316	1,488,830
		6,823,325
TOTAL HEALTH CARE		15,586,290

Industrials - 11.5%
Aerospace & Defense - 0.8%
Boeing Co (a)	6,176	1,241,500
Building Products - 0.8%
Trane Technologies PLC	2,914	1,307,366
Commercial Services & Supplies - 0.3%
Veralto Corp	5,132	506,426
Electrical Equipment - 3.6%
Eaton Corp PLC	4,357	1,662,457
GE Vernova Inc	3,167	1,853,138
nVent Electric PLC	11,078	1,266,769
Regal Rexnord Corp	5,949	838,155
		5,620,519
Machinery - 3.8%
Cummins Inc	2,221	972,087
Deere & Co	2,037	940,340
Ingersoll Rand Inc	13,986	1,067,551
Parker-Hannifin Corp	2,330	1,800,695
Westinghouse Air Brake Technologies Corp	5,739	1,173,281
		5,953,954
Professional Services - 2.2%
KBR Inc	12,823	549,337
Leidos Holdings Inc	7,615	1,450,430
TransUnion	9,319	756,516
UL Solutions Inc Class A	8,044	626,386
		3,382,669
TOTAL INDUSTRIALS		18,012,434

Information Technology - 31.5%
Communications Equipment - 1.4%
Arista Networks Inc	13,483	2,126,134
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp (a)	7,122	939,819
Semiconductors & Semiconductor Equipment - 13.0%
First Solar Inc (a)	7,628	2,036,218
Marvell Technology Inc	14,316	1,341,982
Micron Technology Inc	13,330	2,982,854
NVIDIA Corp	68,242	13,818,323
		20,179,377
Software - 8.6%
Gen Digital Inc	52,206	1,376,150
Intuit Inc	1,786	1,192,244
Microsoft Corp	19,863	10,285,261
Synopsys Inc (a)	1,365	619,464
		13,473,119
Technology Hardware, Storage & Peripherals - 7.9%
Apple Inc	41,483	11,215,759
Dell Technologies Inc Class C	7,170	1,161,611
		12,377,370
TOTAL INFORMATION TECHNOLOGY		49,095,819

Materials - 0.8%
Construction Materials - 0.8%
CRH PLC	8,259	983,647
James Hardie Industries PLC (a)	16,232	339,735
		1,323,382
Real Estate - 2.3%
Health Care REITs - 1.2%
Ventas Inc	24,589	1,814,422
Specialized REITs - 1.1%
American Tower Corp	4,768	853,377
Public Storage Operating Co	3,161	880,528
		1,733,905
TOTAL REAL ESTATE		3,548,327

Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy Inc	18,010	1,466,014
TOTAL UNITED STATES		147,222,146
TOTAL COMMON STOCKS (Cost $102,375,945)		154,871,520

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Somatus Inc Series E (a)(b)(c) (Cost $350,799)	402	550,217

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $942,030)	4.18	941,842	942,031

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $103,668,774)	156,363,768
NET OTHER ASSETS (LIABILITIES) - 0.0%	(68,914)
NET ASSETS - 100.0%	156,294,854

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $550,217 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/2022	350,799

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	12,108,436	11,166,398	23,931	(8)	1	942,031	941,842	0.0%
Total	-	12,108,436	11,166,398	23,931	(8)	1	942,031

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	12,870,610	12,870,610	-	-
Consumer Discretionary	19,899,249	19,899,249	-	-
Consumer Staples	7,796,738	6,204,919	1,591,819	-
Energy	2,212,919	2,212,919	-	-
Financials	18,841,445	18,734,776	-	106,669
Health Care	17,401,547	17,401,547	-	-
Industrials	19,733,948	19,733,948	-	-
Information Technology	49,777,341	49,777,341	-	-
Materials	1,323,382	1,323,382	-	-
Real Estate	3,548,327	3,548,327	-	-
Utilities	1,466,014	1,466,014	-	-

Convertible Preferred Stocks
Health Care	550,217	-	-	550,217

Money Market Funds	942,031	942,031	-	-
Total Investments in Securities:	156,363,768	154,115,063	1,591,819	656,886
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $102,726,744)	$155,421,737
Fidelity Central Funds (cost $942,030)	942,031

Total Investment in Securities (cost $103,668,774)		$156,363,768
Foreign currency held at value (cost $19)		19
Receivable for fund shares sold		10,979
Dividends receivable		64,473
Distributions receivable from Fidelity Central Funds		7,029
Prepaid expenses		156
Total assets		156,446,424
Liabilities
Payable for fund shares redeemed	$42,548
Accrued management fee	72,638
Distribution and service plan fees payable	4,236
Audit fee payable	31,769
Other payables and accrued expenses	379
Total liabilities		151,570
Net Assets		$156,294,854
Net Assets consist of:
Paid in capital		$99,710,488
Total accumulated earnings (loss)		56,584,366
Net Assets		$156,294,854

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($10,311,486 ÷ 541,790 shares)(a)		$19.03
Maximum offering price per share (100/94.25 of $19.03)		$20.19
Class M :
Net Asset Value and redemption price per share ($1,432,329 ÷ 75,703 shares)(a)		$18.92
Maximum offering price per share (100/96.50 of $18.92)		$19.61
Class C :
Net Asset Value and offering price per share ($1,878,348 ÷ 101,698 shares)(a)		$18.47
Fidelity Women's Leadership Fund :
Net Asset Value, offering price and redemption price per share ($119,477,877 ÷ 6,242,515 shares)		$19.14
Class I :
Net Asset Value, offering price and redemption price per share ($15,594,960 ÷ 815,507 shares)		$19.12
Class Z :
Net Asset Value, offering price and redemption price per share ($7,599,854 ÷ 394,688 shares)		$19.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$771,172
Income from Fidelity Central Funds		23,931
Total income		795,103
Expenses
Management fee
Basic fee	$484,145
Performance adjustment	(72,102)
Distribution and service plan fees	24,004
Custodian fees and expenses	1,871
Independent trustees' fees and expenses	255
Registration fees	29,321
Audit fees	29,881
Legal	952
Miscellaneous	247
Total expenses		498,574
Net Investment income (loss)		296,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,692,538
Fidelity Central Funds	(8)
Foreign currency transactions	2,565
Total net realized gain (loss)		3,695,095
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	29,075,358
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(3,267)
Total change in net unrealized appreciation (depreciation)		29,072,092
Net gain (loss)		32,767,187
Net increase (decrease) in net assets resulting from operations		$33,063,716
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$296,529	$711,298
Net realized gain (loss)	3,695,095	7,779,815
Change in net unrealized appreciation (depreciation)	29,072,092	(5,922,911)
Net increase (decrease) in net assets resulting from operations	33,063,716	2,568,202
Distributions to shareholders	(4,881,706)	(2,762,542)

Share transactions - net increase (decrease)	(3,984,011)	(15,966,191)
Total increase (decrease) in net assets	24,197,999	(16,160,531)

Net Assets
Beginning of period	132,096,855	148,257,386
End of period	$156,294,854	$132,096,855

Financial Highlights
Fidelity Advisor® Women's Leadership Fund Class A

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.68	$15.81	$13.39	$13.18	$15.28	$9.80
Income from Investment Operations
Net investment income (loss) A,B	.01	.03	.06	.07	- C	- C
Net realized and unrealized gain (loss)	3.93	.12	2.42	.20	(1.70)	5.49
Total from investment operations	3.94	.15	2.48	.27	(1.70)	5.49
Distributions from net investment income	(.01)	(.04)	(.06)	(.06)	- C	(.01)
Distributions from net realized gain	(.59)	(.24)	-	-	(.40)	-
Total distributions	(.59) D	(.28)	(.06)	(.06)	(.40)	(.01)
Net asset value, end of period	$19.03	$15.68	$15.81	$13.39	$13.18	$15.28
Total Return E,F,G	25.74%	.78%	18.56%	2.10%	(11.46)%	56.03%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.95% J	.98%	1.03%	1.09%	1.10%	1.28%
Expenses net of fee waivers, if any	.95 % J	.98%	1.02%	1.09%	1.10%	1.25%
Expenses net of all reductions, if any	.95% J	.98%	1.02%	1.09%	1.10%	1.24%
Net investment income (loss)	.14% J	.20%	.38%	.57%	(.01)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,311	$8,479	$7,926	$6,104	$5,171	$2,865
Portfolio turnover rate K	21 % J	45%	33%	22%	48%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Women's Leadership Fund Class M

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.60	$15.74	$13.34	$13.14	$15.22	$9.78
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.01)	.02	.04	(.04)	(.04)
Net realized and unrealized gain (loss)	3.92	.11	2.41	.20	(1.69)	5.48
Total from investment operations	3.91	.10	2.43	.24	(1.73)	5.44
Distributions from net investment income	-	-	(.03)	(.04)	-	- C
Distributions from net realized gain	(.59)	(.24)	-	-	(.35)	-
Total distributions	(.59)	(.24)	(.03)	(.04)	(.35)	- C
Net asset value, end of period	$18.92	$15.60	$15.74	$13.34	$13.14	$15.22
Total Return D,E,F	25.63%	.51%	18.22%	1.83%	(11.66)%	55.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.20% I	1.23%	1.29%	1.37%	1.35%	1.52%
Expenses net of fee waivers, if any	1.20 % I	1.23%	1.29%	1.37%	1.35%	1.50%
Expenses net of all reductions, if any	1.20% I	1.23%	1.29%	1.37%	1.35%	1.49%
Net investment income (loss)	(.11)% I	(.05)%	.12%	.28%	(.27)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,432	$1,241	$1,333	$1,122	$1,054	$974
Portfolio turnover rate J	21 % I	45%	33%	22%	48%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Women's Leadership Fund Class C

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.28	$15.50	$13.18	$13.00	$15.09	$9.74
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.09)	(.05)	(.03)	(.11)	(.10)
Net realized and unrealized gain (loss)	3.83	.11	2.37	.21	(1.68)	5.45
Total from investment operations	3.78	.02	2.32	.18	(1.79)	5.35
Distributions from net realized gain	(.59)	(.24)	-	-	(.30)	-
Total distributions	(.59)	(.24)	-	-	(.30)	-
Net asset value, end of period	$18.47	$15.28	$15.50	$13.18	$13.00	$15.09
Total Return C,D,E	25.30%	-% F	17.60%	1.38%	(12.12)%	54.93%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.70% I	1.73%	1.79%	1.86%	1.84%	1.99%
Expenses net of fee waivers, if any	1.70 % I	1.73%	1.78%	1.86%	1.84%	1.99%
Expenses net of all reductions, if any	1.70% I	1.73%	1.78%	1.86%	1.84%	1.98%
Net investment income (loss)	(.61)% I	(.55)%	(.37)%	(.20)%	(.75)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,878	$1,529	$1,745	$1,603	$1,540	$937
Portfolio turnover rate J	21 % I	45%	33%	22%	48%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FAmount represents less than .005%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Women's Leadership Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.76	$15.88	$13.45	$13.22	$15.31	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.04	.08	.09	.10	.03	.03
Net realized and unrealized gain (loss)	3.95	.12	2.43	.21	(1.70)	5.50
Total from investment operations	3.99	.20	2.52	.31	(1.67)	5.53
Distributions from net investment income	(.02)	(.08)	(.09)	(.08)	(.02)	(.03)
Distributions from net realized gain	(.59)	(.24)	-	-	(.40)	-
Total distributions	(.61)	(.32)	(.09)	(.08)	(.42)	(.03)
Net asset value, end of period	$19.14	$15.76	$15.88	$13.45	$13.22	$15.31
Total Return C,D	25.92%	1.09%	18.76%	2.37%	(11.25)%	56.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.68%	.79%	.89%	.92%	1.10%
Expenses net of fee waivers, if any	.65 % G	.68%	.78%	.89%	.90%	1.00%
Expenses net of all reductions, if any	.65% G	.68%	.78%	.89%	.90%	.99%
Net investment income (loss)	.44% G	.50%	.63%	.76%	.18%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$119,478	$98,609	$105,832	$115,107	$101,533	$98,888
Portfolio turnover rate H	21 % G	45%	33%	22%	48%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Women's Leadership Fund Class I

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.74	$15.87	$13.44	$13.21	$15.31	$9.81
Income from Investment Operations
Net investment income (loss) A,B	.04	.08	.10	.11	.04	.03
Net realized and unrealized gain (loss)	3.95	.11	2.43	.21	(1.70)	5.51
Total from investment operations	3.99	.19	2.53	.32	(1.66)	5.54
Distributions from net investment income	(.02)	(.08)	(.10)	(.09)	(.04)	(.04)
Distributions from net realized gain	(.59)	(.24)	-	-	(.40)	-
Total distributions	(.61)	(.32)	(.10)	(.09)	(.44)	(.04)
Net asset value, end of period	$19.12	$15.74	$15.87	$13.44	$13.21	$15.31
Total Return C,D	25.94%	1.02%	18.88%	2.46%	(11.20)%	56.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67% G	.69%	.74%	.80%	.81%	.98%
Expenses net of fee waivers, if any	.67 % G	.69%	.73%	.79%	.81%	.98%
Expenses net of all reductions, if any	.67% G	.69%	.73%	.79%	.81%	.97%
Net investment income (loss)	.42% G	.49%	.68%	.86%	.28%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$15,595	$12,892	$16,279	$13,381	$11,273	$3,874
Portfolio turnover rate H	21 % G	45%	33%	22%	48%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Women's Leadership Fund Class Z

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.83	$15.93	$13.49	$13.25	$15.35	$9.83
Income from Investment Operations
Net investment income (loss) A,B	.05	.10	.12	.13	.06	.05
Net realized and unrealized gain (loss)	3.98	.11	2.44	.21	(1.71)	5.51
Total from investment operations	4.03	.21	2.56	.34	(1.65)	5.56
Distributions from net investment income	(.01)	(.07)	(.12)	(.10)	(.05)	(.04)
Distributions from net realized gain	(.59)	(.24)	-	-	(.40)	-
Total distributions	(.60)	(.31)	(.12)	(.10)	(.45)	(.04)
Net asset value, end of period	$19.26	$15.83	$15.93	$13.49	$13.25	$15.35
Total Return C,D	26.06%	1.17%	19.02%	2.59%	(11.13)%	56.63%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55% G	.57%	.62%	.68%	.69%	.87%
Expenses net of fee waivers, if any	.55 % G	.57%	.61%	.67%	.69%	.85%
Expenses net of all reductions, if any	.55% G	.57%	.61%	.67%	.69%	.84%
Net investment income (loss)	.54% G	.61%	.80%	.98%	.40%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$7,600	$9,347	$15,144	$10,181	$8,216	$9,043
Portfolio turnover rate H	21 % G	45%	33%	22%	48%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Women's Leadership Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Women's Leadership Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$56,741,475
Gross unrealized depreciation	(4,093,056)
Net unrealized appreciation (depreciation)	$52,648,419
Tax cost	$103,715,349

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Women's Leadership Fund	14,961,871	23,838,131
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Women's Leadership Fund	.72
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Fidelity Women's Leadership Fund	.66
Class I	.68
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Women's Leadership Fund	Russell 3000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Women's Leadership Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.10)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	11,894	338
Class M	.25%	.25%	3,422	74
Class C	.75%	.25%	8,688	479
			24,004	891

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,792
Class M	68
Class CA	12
1,872

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Women's Leadership Fund	191

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Women's Leadership Fund	379,365	774,993	(40,392)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Women's Leadership Fund	85
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended hdrPeriod	Year ended April 30, 2025
Fidelity Women's Leadership Fund
Distributions to shareholders
Class A	$311,859	$147,378
Class M	46,406	18,319
Class C	57,948	25,878
Fidelity Women's Leadership Fund	3,747,415	2,101,314
Class I	491,117	280,010
Class Z	226,961	189,643
Total	$4,881,706	$2,762,542
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2025	Year ended April 30, 2025	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Women's Leadership Fund
Class A
Shares sold	25,258	114,129	$445,494	$1,928,216
Reinvestment of distributions	18,542	8,296	304,838	143,108
Shares redeemed	(42,817)	(82,945)	(745,697)	(1,387,205)
Net increase (decrease)	983	39,480	$4,635	$684,119
Class M
Shares sold	1,160	11,783	$20,156	$203,410
Reinvestment of distributions	2,838	956	46,406	16,431
Shares redeemed	(7,855)	(17,836)	(137,967)	(298,578)
Net increase (decrease)	(3,857)	(5,097)	$(71,405)	$(78,737)
Class C
Shares sold	3,617	7,303	$62,991	$120,549
Reinvestment of distributions	3,622	1,535	57,948	25,878
Shares redeemed	(5,570)	(21,410)	(95,898)	(349,531)
Net increase (decrease)	1,669	(12,572)	$25,041	$(203,104)
Fidelity Women's Leadership Fund
Shares sold	244,754	726,369	$4,337,067	$12,281,104
Reinvestment of distributions	207,992	111,168	3,433,943	1,921,767
Shares redeemed	(468,830)	(1,244,160)	(8,274,195)	(20,698,294)
Net increase (decrease)	(16,084)	(406,623)	$(503,185)	$(6,495,423)
Class I
Shares sold	24,445	148,657	$440,793	$2,468,135
Reinvestment of distributions	29,275	16,017	483,035	276,365
Shares redeemed	(57,083)	(371,817)	(1,014,637)	(6,236,025)
Net increase (decrease)	(3,363)	(207,143)	$(90,809)	$(3,491,525)
Class Z
Shares sold	30,764	149,250	$554,692	$2,503,384
Reinvestment of distributions	12,578	6,610	208,799	114,201
Shares redeemed	(239,066)	(516,122)	(4,111,779)	(8,999,106)
Net increase (decrease)	(195,724)	(360,262)	$(3,348,288)	$(6,381,521)
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Women's Leadership Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses associated with a wholly owned subsidiary, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through August 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9893106.106
WLF-SANN-1225
Fidelity® Short Duration High Income Fund

Semi-Annual Report
October 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Short Duration High Income Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.6936% 1/16/2037 (b)(c)(d)	250,000	249,848
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.3844% 1/20/2035 (b)(c)(d)	150,000	148,680
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (b)(c)(d)	125,000	125,445
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	150,000	150,998
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	100,000	99,927
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (b)(c)(d)	200,000	201,196
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.7035% 2/20/2038 (b)(c)(d)	150,000	149,783
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	100,000	100,800
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	250,000	248,302
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,225,131
TOTAL ASSET-BACKED SECURITIES (Cost $1,474,255)		1,474,979

Bank Loan Obligations - 17.4%
	Principal Amount (a)	Value ($)
FINLAND - 0.2%
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (b)(c)(e)	543,638	545,845
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(c)(e)	1,097,393	1,094,254
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (b)(c)(e)	129,667	102,004
NETHERLANDS - 0.2%
Industrials - 0.2%
Building Products - 0.2%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 1/17/2032 (b)(c)(e)	527,813	528,378
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (b)(c)(e)	49,249	23,393
TOTAL NETHERLANDS		551,771
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(e)	911,454	762,204
UNITED STATES - 16.3%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.8%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0322% 11/30/2027 (b)(c)(e)	470,405	470,404
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.4291% 4/16/2029 (b)(c)(e)	577,051	573,329
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.4291% 4/15/2030 (b)(c)(e)	795,933	790,966
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 10/6/2032 (b)(c)(e)	510,000	503,625
		2,338,324
Media - 1.4%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (b)(c)(e)	611,936	562,791
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5322% 1/18/2028 (b)(c)(e)	746,164	738,336
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.1646% 12/31/2030 (b)(c)(e)	635,000	573,246
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3291% 1/31/2029 (b)(c)(e)	1,441,603	1,419,980
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3967% 1/31/2029 (b)(c)(e)	785,000	783,203
		4,077,556
TOTAL COMMUNICATION SERVICES		6,415,880

Consumer Discretionary - 4.2%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 1/28/2032 (b)(c)(e)	95,000	95,208
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5791% 6/3/2028 (b)(c)(e)	671,468	654,553
Broadline Retail - 0.3%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/23/2032 (b)(c)(e)	1,007,348	1,006,300
Distributors - 0.3%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 6/20/2031 (b)(c)(e)	899,295	889,556
Diversified Consumer Services - 0.6%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (b)(c)(e)	1,571,196	1,308,021
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(e)	362,558	364,371
		1,672,392
Hotels, Restaurants & Leisure - 1.0%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/29/2029 (b)(c)(e)	964,359	963,193
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 1/28/2032 (b)(c)(e)	407,065	408,400
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 8/2/2028 (b)(c)(e)	32,825	32,740
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (b)(c)(e)	808,461	783,067
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (b)(c)(e)	756,309	728,575
		2,915,975
Household Durables - 0.6%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3146% 6/29/2028 (b)(c)(e)	829,586	773,588
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (b)(c)(e)	865,000	862,120
		1,635,708
Leisure Products - 0.1%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5791% 5/30/2028 (b)(c)(e)	383,000	383,958
Specialty Retail - 1.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.881% 6/6/2031 (b)(c)(e)	780,626	752,492
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.031% 6/6/2031 (b)(c)(e)	663,271	657,939
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (b)(c)(e)	30,000	30,079
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (b)(c)(e)	746,231	697,144
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3291% 4/16/2028 (b)(c)(e)	840,502	833,677
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 1/30/2031 (b)(c)(e)	151,250	150,803
		3,122,134
TOTAL CONSUMER DISCRETIONARY		12,375,784

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (b)(c)(e)	500,000	491,250
Food Products - 0.2%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(e)(f)	57,406	26,579
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(e)(f)	16,704	7,734
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.6477% 3/30/2026 (b)(c)(e)	141,309	134,950
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.6382% 3/30/2026 (b)(c)(e)	185,045	145,260
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5477% 7/12/2032 (b)(c)(e)	405,000	405,000
		719,523
TOTAL CONSUMER STAPLES		1,210,773

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (b)(c)(e)	677,825	678,673
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(g)	15,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(g)	35,876	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(e)	1,314,210	586,940
		1,265,613
Financials - 1.8%
Capital Markets - 0.4%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (b)(c)(e)	1,138,162	1,136,739
Financial Services - 0.7%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (b)(c)(e)	300,000	292,875
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 7/31/2031 (b)(c)(e)	482,066	478,518
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 7/31/2031 (b)(c)(e)	150,000	150,225
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7146% 2/16/2032 (b)(c)(e)	355,000	353,225
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (b)(c)(e)	922,688	922,835
		2,197,678
Insurance - 0.7%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 11/6/2030 (b)(c)(e)	4,963	4,954
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 9/19/2031 (b)(c)(e)	625,022	624,203
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0646% 8/19/2028 (b)(c)(e)	762,980	763,523
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 11/21/2029 (b)(c)(e)	603,946	604,550
		1,997,230
TOTAL FINANCIALS		5,331,647

Health Care - 1.5%
Health Care Equipment & Supplies - 1.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2146% 1/15/2031 (b)(c)(e)	1,216,950	1,223,339
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 10/23/2028 (b)(c)(e)	985,647	986,455
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (b)(c)(e)	705,000	699,931
		2,909,725
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (b)(c)(e)	194,008	151,327
Health Care Technology - 0.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 2/15/2029 (b)(c)(e)	445,309	443,011
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.2146% 10/8/2030 (b)(c)(e)	897,788	890,722
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 5/5/2028 (b)(c)(e)	34,033	34,099
		924,821
TOTAL HEALTH CARE		4,428,884

Industrials - 1.1%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/29/2029 (b)(c)(e)	90	80
Commercial Services & Supplies - 0.6%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 12/21/2028 (b)(c)(e)	561,742	561,040
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3146% 8/20/2032 (b)(c)(e)	295,000	296,041
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (b)(c)(e)	259,720	228,987
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (b)(c)(e)	649,287	626,400
		1,712,468
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (b)(c)(e)	753,020	751,010
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (b)(c)(e)	45,000	45,206
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (b)(c)(e)	19,800	19,924
Professional Services - 0.3%
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (b)(c)(e)(h)	765,000	762,131
TOTAL INDUSTRIALS		3,290,819

Information Technology - 2.4%
Communications Equipment - 0.3%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.7146% 12/17/2029 (b)(c)(e)	750,000	755,910
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 7/12/2032 (b)(c)(e)	29,401	29,419
IT Services - 0.9%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (b)(c)(e)	445,745	415,381
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	615,000	616,439
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(e)	1,549,179	1,509,071
		2,540,891
Software - 1.2%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 12/11/2028 (b)(c)(e)	1,181,943	1,180,714
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 8/13/2032 (b)(c)(e)	105,000	104,967
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.7146% 11/22/2032 (b)(c)(e)	125,000	126,211
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 10/9/2029 (b)(c)(e)	4,987	4,992
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(c)(e)	755,597	721,595
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (b)(c)(e)(h)	370,000	371,336
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 8/31/2028 (b)(c)(e)	730,872	733,511
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	94,763	98,908
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(e)	119,850	116,640
		3,458,874
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (b)(c)(e)	328,263	328,470
TOTAL INFORMATION TECHNOLOGY		7,113,564

Materials - 2.0%
Chemicals - 1.6%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0646% 11/24/2027 (b)(c)(e)	359,907	335,613
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5646% 9/30/2028 (b)(c)(e)	389,136	388,650
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 10/15/2032 (b)(c)(e)	360,000	353,610
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (b)(c)(e)	631,829	625,157
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(c)(e)	486,286	431,156
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.031% 3/15/2029 (b)(c)(e)	906,083	886,992
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3146% 4/2/2029 (b)(c)(e)	801,716	666,089
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (b)(c)(e)	864,096	851,852
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/23/2032 (b)(c)(e)(h)	35,000	34,825
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (b)(c)(e)	120,988	121,387
		4,695,331
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.1396% 4/13/2029 (b)(c)(e)	1,118,925	1,118,052
TOTAL MATERIALS		5,813,383

Utilities - 0.3%
Electric Utilities - 0.2%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5931% 4/16/2031 (b)(c)(e)	44,886	44,971
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3843% 1/27/2031 (b)(c)(e)	443,872	444,805
		489,776
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (b)(c)(e)	325,875	326,960
TOTAL UTILITIES		816,736

TOTAL UNITED STATES		48,063,083
TOTAL BANK LOAN OBLIGATIONS (Cost $51,857,971)		51,119,161

Common Stocks - 0.4%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (g)	9,686	161,014
UNITED STATES - 0.4%
Communication Services - 0.1%
Entertainment - 0.1%
Warner Bros Discovery Inc (i)	15,800	354,710
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
White Iris LLC (g)	652	16,091
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(i)	6,468	0
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy Inc (g)(i)	1,922	392,523
TOTAL ENERGY		392,523

Financials - 0.0%
Financial Services - 0.0%
Limetree Bay Cayman Ltd (g)(i)	80	0
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (g)(i)	29,327	389,756
Cano Health LLC warrants (g)(i)	901	3,523
		393,279
TOTAL UNITED STATES		1,156,603
TOTAL COMMON STOCKS (Cost $1,273,072)		1,317,617

Convertible Corporate Bonds - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	618,427	1,486,544
Financials - 0.4%
Financial Services - 0.4%
Redfin Corp 0.5% 4/1/2027	1,174,000	1,091,233
Health Care - 0.1%
Biotechnology - 0.1%
Travere Therapeutics Inc 2.25% 3/1/2029	300,000	408,690
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 2.5% 6/15/2031 (d)	53,000	115,143
Wolfspeed Inc 2.5% 6/15/2031	47,000	102,107
		217,250
Software - 0.3%
Riot Platforms Inc 0.75% 1/15/2030 (d)	346,000	538,376
Terawulf Inc 0% 5/1/2032 (d)	206,000	213,004
		751,380
TOTAL INFORMATION TECHNOLOGY		968,630

TOTAL UNITED STATES		3,955,097
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,792,984)		3,955,097

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Apollo Global Management Inc Series A, 6.75% (Cost $145,725)	2,100	137,478

Fixed-Income Funds - 0.5%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (Cost $1,451,907)	38,600	1,450,588

Non-Convertible Corporate Bonds - 72.3%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)	305,000	306,690
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Mineral Resources Ltd 7% 4/1/2031 (d)	155,000	160,464
Mineral Resources Ltd 9.25% 10/1/2028 (d)	1,140,000	1,195,297

TOTAL AUSTRALIA		1,355,761
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	355,000	315,721
BRAZIL - 0.6%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)(f)	1,115,000	248,322
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (d)	915,000	909,007
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)	475,462	473,834
		1,382,841
TOTAL BRAZIL		1,631,163
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd 7.5% 10/2/2030 (d)	580,000	572,083
Golar LNG Ltd 7.75% 9/19/2029 (d)(j)	200,000	199,890

TOTAL CAMEROON		771,973
CANADA - 3.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 6.625% 10/15/2055 (c)	605,000	624,146
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	855,000	839,566
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	660,000	623,956
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)	600,000	610,663
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	345,000	354,520
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	415,000	409,405
		2,838,110
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Baytex Energy Corp 7.375% 3/15/2032 (d)	305,000	300,329
Parkland Corp 6.625% 8/15/2032 (d)	590,000	602,335
		902,664
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)	365,000	381,049
Machinery - 0.1%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)	155,000	165,033
TOTAL INDUSTRIALS		546,082

Information Technology - 0.5%
Software - 0.5%
Open Text Corp 3.875% 2/15/2028 (d)	1,570,000	1,525,991
Materials - 0.8%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027	830,000	831,983
Metals & Mining - 0.6%
Capstone Copper Corp 6.75% 3/31/2033 (d)	265,000	274,210
Hudbay Minerals Inc 4.5% 4/1/2026 (d)	1,080,000	1,077,199
New Gold Inc 6.875% 4/1/2032 (d)	310,000	324,182
		1,675,591
TOTAL MATERIALS		2,507,574

TOTAL CANADA		8,944,567
COLOMBIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	833,000	179,095
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)(k)	385,000	311,627
		490,722
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)	670,000	619,884
TOTAL COLOMBIA		1,110,606
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)	455,000	468,974
FRANCE - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 3/15/2032 (d)	192,525	184,354
Altice France SA 6.875% 10/15/2030 (d)	180,973	177,103
Altice France SA 6.875% 7/15/2032 (d)	177,123	169,997
		531,454
Energy - 0.1%
Energy Equipment & Services - 0.1%
Viridien 10% 10/15/2030 (d)	293,000	307,005
TOTAL FRANCE		838,459
GERMANY - 0.5%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (d)	270,000	257,018
ZF North America Capital Inc 7.5% 3/24/2031 (d)	285,000	274,053
		531,071
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(k)	860,000	859,009
TOTAL GERMANY		1,390,080
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)(k)	780,000	772,200
Kosmos Energy Ltd 7.75% 5/1/2027 (d)	435,000	406,327

TOTAL GHANA		1,178,527
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	1,035,000	1,065,574
IRELAND - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Treasury DAC 5.875% 6/4/2031 (d)	950,000	961,875
Financials - 0.5%
Financial Services - 0.5%
GGAM Finance Ltd 5.875% 3/15/2030 (d)	445,000	450,006
GGAM Finance Ltd 6.875% 4/15/2029 (d)	320,000	331,979
GGAM Finance Ltd 7.75% 5/15/2026 (d)	685,000	686,183
		1,468,168
TOTAL IRELAND		2,430,043
ISRAEL - 0.7%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(j)	195,000	191,831
Energean PLC 6.5% 4/30/2027 (d)	1,240,000	1,236,900
		1,428,731
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	550,000	568,700
TOTAL ISRAEL		1,997,431
LUXEMBOURG - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)	170,000	143,505
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)	170,000	171,530
NIGERIA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
IHS Holding Ltd 5.625% 11/29/2026 (d)	475,000	469,063
IHS Holding Ltd 7.875% 5/29/2030 (d)	200,000	203,195
IHS Holding Ltd 8.25% 11/29/2031 (d)	455,000	472,973

TOTAL NIGERIA		1,145,231
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	445,000	455,233
TGS ASA 8.5% 1/15/2030 (d)	680,000	704,141

TOTAL NORWAY		1,159,374
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	545,000	545,000
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (d)	685,000	698,142
TOTAL PANAMA		1,243,142
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)	290,000	294,611
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)	685,000	597,889
SWITZERLAND - 0.4%
Industrials - 0.2%
Aerospace & Defense - 0.2%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)	385,000	390,685
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)	210,000	218,402
		609,087
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)	740,000	708,879
TOTAL SWITZERLAND		1,317,966
TANZANIA - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	595,000	617,313
UNITED KINGDOM - 1.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	725,000	734,511
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
EG Global Finance PLC 12% 11/30/2028 (d)	1,855,000	2,031,802
Materials - 0.1%
Chemicals - 0.1%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	165,000	154,636
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	525,000	530,441
TOTAL UNITED KINGDOM		3,451,390
UNITED STATES - 60.4%
Communication Services - 6.4%
Diversified Telecommunication Services - 1.1%
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)	1,020,000	999,248
Level 3 Financing Inc 3.875% 10/15/2030 (d)	225,000	201,586
Level 3 Financing Inc 4.875% 6/15/2029 (d)	720,000	688,500
Level 3 Financing Inc 7% 3/31/2034 (d)	75,000	77,055
Windstream Services LLC 7.5% 10/15/2033 (d)(k)	290,000	289,475
WULF Compute LLC 7.75% 10/15/2030 (d)	855,000	888,238
		3,144,102
Entertainment - 0.7%
Live Nation Entertainment Inc 4.75% 10/15/2027 (d)	1,700,000	1,694,541
ROBLOX Corp 3.875% 5/1/2030 (d)	465,000	444,946
		2,139,487
Media - 4.6%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)	465,000	442,152
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	1,625,000	1,615,632
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)	740,000	730,324
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)	600,000	618,755
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)	180,000	188,220
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)(k)	145,000	152,013
CSC Holdings LLC 3.375% 2/15/2031 (d)	50,000	30,253
CSC Holdings LLC 4.5% 11/15/2031 (d)	340,000	208,268
CSC Holdings LLC 5.5% 4/15/2027 (d)	190,000	176,298
DISH DBS Corp 5.125% 6/1/2029	330,000	284,881
DISH DBS Corp 7.75% 7/1/2026	580,000	574,062
DISH Network Corp 11.75% 11/15/2027 (d)	1,460,000	1,537,063
EchoStar Corp 10.75% 11/30/2029	1,889,934	2,080,580
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	842,483	869,367
EW Scripps Co/The 9.875% 8/15/2030 (d)	1,175,000	1,114,296
Sirius XM Radio LLC 3.125% 9/1/2026 (d)	1,095,000	1,086,078
TEGNA Inc 5% 9/15/2029	365,000	362,268
Univision Communications Inc 4.5% 5/1/2029 (d)(k)	340,000	319,554
Univision Communications Inc 7.375% 6/30/2030 (d)(k)	725,000	727,440
Univision Communications Inc 8% 8/15/2028 (d)	370,000	380,894
Univision Communications Inc 9.375% 8/1/2032 (d)	150,000	158,336
		13,656,734
TOTAL COMMUNICATION SERVICES		18,940,323

Consumer Discretionary - 8.8%
Automobile Components - 0.7%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)	220,000	220,654
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)	845,000	864,589
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)	315,000	326,554
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	170,000	174,127
Patrick Industries Inc 6.375% 11/1/2032 (d)	440,000	448,623
		2,034,547
Automobiles - 0.3%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (d)	50,000	45,714
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (d)(k)	85,000	84,494
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (d)	375,000	371,762
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)	385,000	342,906
		844,876
Broadline Retail - 0.5%
Saks Global Enterprises LLC 11% 12/15/2029 (d)	545,340	238,575
Wayfair LLC 7.25% 10/31/2029 (d)(k)	485,000	501,524
Wayfair LLC 7.75% 9/15/2030 (d)(k)	750,000	791,162
		1,531,261
Diversified Consumer Services - 1.5%
Service Corp International/US 5.75% 10/15/2032	605,000	613,804
Sotheby's 7.375% 10/15/2027 (d)	1,685,000	1,678,507
StoneMor Inc 8.5% 5/15/2029 (d)	870,000	861,081
TKC Holdings Inc 10.5% 5/15/2029 (d)	650,000	668,444
TKC Holdings Inc 6.875% 5/15/2028 (d)	515,000	519,308
		4,341,144
Hotels, Restaurants & Leisure - 3.8%
Boyd Gaming Corp 4.75% 12/1/2027	435,000	432,708
Caesars Entertainment Inc 6% 10/15/2032 (d)(k)	370,000	352,970
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	785,000	791,537
Carnival Corp 5.125% 5/1/2029 (d)	295,000	298,647
Carnival Corp 5.75% 3/15/2030 (d)	295,000	303,857
Carnival Corp 5.875% 6/15/2031 (d)	430,000	443,459
Carnival Corp 6.125% 2/15/2033 (d)	1,365,000	1,407,548
Churchill Downs Inc 4.75% 1/15/2028 (d)	365,000	361,715
Churchill Downs Inc 6.75% 5/1/2031 (d)(k)	600,000	613,465
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	1,190,000	1,103,062
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)	460,000	444,939
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	285,000	290,931
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (d)	485,000	465,704
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)	300,000	304,434
Life Time Inc 6% 11/15/2031 (d)	500,000	507,025
Lindblad Expeditions LLC 7% 9/15/2030 (d)	155,000	157,863
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)	125,000	97,644
NCL Corp Ltd 5.875% 1/15/2031 (d)	425,000	424,799
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)	450,000	457,648
Six Flags Entertainment Corp 5.5% 4/15/2027 (d)	525,000	522,959
Viking Cruises Ltd 9.125% 7/15/2031 (d)	460,000	492,821
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	150,000	149,852
VOC Escrow Ltd 5% 2/15/2028 (d)	240,000	239,334
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)	390,000	390,722
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)	195,000	198,124
		11,253,767
Household Durables - 1.0%
LGI Homes Inc 7% 11/15/2032 (d)(k)	445,000	427,039
LGI Homes Inc 8.75% 12/15/2028 (d)	475,000	493,998
New Home Co Inc/The 8.5% 11/1/2030 (d)	175,000	181,093
Newell Brands Inc 6.375% 5/15/2030 (k)	210,000	199,500
Newell Brands Inc 8.5% 6/1/2028 (d)	205,000	210,313
Somnigroup International Inc 4% 4/15/2029 (d)(k)	1,035,000	996,760
Whirlpool Corp 6.125% 6/15/2030	390,000	386,169
		2,894,872
Specialty Retail - 1.0%
Advance Auto Parts Inc 7% 8/1/2030 (d)(k)	205,000	206,842
Carvana Co 5.875% 10/1/2028 (d)	115,000	112,413
Group 1 Automotive Inc 6.375% 1/15/2030 (d)	590,000	601,805
LBM Acquisition LLC 6.25% 1/15/2029 (d)	140,000	127,698
LBM Acquisition LLC 9.5% 6/15/2031 (d)	415,000	434,194
Park River Holdings Inc 8% 3/15/2031 (d)	110,000	113,239
SGUS LLC 11% 12/15/2029 (d)	341,024	294,137
Staples Inc 10.75% 9/1/2029 (d)	665,000	644,437
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(k)	205,000	214,252
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)	255,000	257,946
		3,006,963
TOTAL CONSUMER DISCRETIONARY		25,907,430

Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	320,000	304,978
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)(l)	260,000	262,055
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)	1,040,000	1,059,058
C&S Group Enterprises LLC 5% 12/15/2028 (d)	310,000	282,699
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	820,000	858,547
Performance Food Group Inc 5.5% 10/15/2027 (d)	425,000	425,091
Performance Food Group Inc 6.125% 9/15/2032 (d)	435,000	446,614
US Foods Inc 4.75% 2/15/2029 (d)	545,000	538,971
US Foods Inc 5.75% 4/15/2033 (d)(k)	215,000	217,830
		4,395,843
Food Products - 0.6%
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	210,000	221,650
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	655,000	704,825
Post Holdings Inc 4.625% 4/15/2030 (d)	370,000	358,731
Post Holdings Inc 6.375% 3/1/2033 (d)(k)	225,000	227,878
TreeHouse Foods Inc 4% 9/1/2028 (k)	365,000	355,407
		1,868,491
TOTAL CONSUMER STAPLES		6,264,334

Energy - 8.2%
Energy Equipment & Services - 1.8%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (d)	445,000	446,894
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	150,000	154,161
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	585,000	607,483
Nabors Industries Inc 7.375% 5/15/2027 (d)	346,000	350,832
Nabors Industries Ltd 7.5% 1/15/2028 (d)	705,000	708,271
SESI LLC 7.875% 9/30/2030 (d)	725,000	711,516
Transocean International Ltd 7.875% 10/15/2032 (d)	80,000	82,388
Transocean International Ltd 8.25% 5/15/2029 (d)	590,000	593,454
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)	320,000	321,229
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)	210,000	216,896
Valaris Ltd 8.375% 4/30/2030 (d)	355,000	370,231
WBI Operating LLC 6.25% 10/15/2030 (d)	870,000	869,174
		5,432,529
Oil, Gas & Consumable Fuels - 6.4%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)	305,000	316,425
Buckeye Partners LP 4.125% 12/1/2027	310,000	306,534
California Resources Corp 8.25% 6/15/2029 (d)	960,000	998,651
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	525,000	525,634
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	575,000	550,391
CNX Resources Corp 7.25% 3/1/2032 (d)(k)	485,000	505,683
Comstock Resources Inc 5.875% 1/15/2030 (d)	455,000	433,028
Comstock Resources Inc 6.75% 3/1/2029 (d)	875,000	867,422
CVR Energy Inc 8.5% 1/15/2029 (d)	1,070,000	1,096,577
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	80,000	80,393
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	970,000	1,012,416
Energy Transfer LP 6.5% 2/15/2056 (c)	275,000	272,509
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	230,000	232,812
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)	115,000	116,628
Harvest Midstream I LP 7.5% 5/15/2032 (d)	415,000	430,077
Hess Midstream Operations LP 5.875% 3/1/2028 (d)	910,000	928,737
Hess Midstream Operations LP 6.5% 6/1/2029 (d)	630,000	652,808
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	290,000	303,880
Kinetik Holdings LP 6.625% 12/15/2028 (d)	1,145,000	1,175,999
Matador Resources Co 6.5% 4/15/2032 (d)	365,000	368,363
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)	220,000	212,354
Northern Oil & Gas Inc 7.875% 10/15/2033 (d)	395,000	384,731
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	355,000	361,812
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (k)	170,000	168,766
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)(k)	580,000	582,627
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	870,000	922,318
Prairie Acquiror LP 9% 8/1/2029 (d)	805,000	826,233
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)	255,000	266,894
SM Energy Co 6.625% 1/15/2027	431,000	431,278
Summit Midstream Holdings LLC 8.625% 10/31/2029 (d)	150,000	152,591
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	250,000	250,416
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	1,260,000	1,261,924
Sunoco LP 5.625% 3/15/2031 (d)	845,000	845,545
Talos Production Inc 9% 2/1/2029 (d)	295,000	303,313
Venture Global LNG Inc 7% 1/15/2030 (d)(k)	300,000	303,594
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	285,000	313,414
		18,762,777
TOTAL ENERGY		24,195,306

Financials - 6.8%
Banks - 0.0%
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)	77,000	79,974
Capital Markets - 1.0%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (d)	595,000	592,881
Focus Financial Partners LLC 6.75% 9/15/2031 (d)	575,000	592,638
Hightower Holding LLC 6.75% 4/15/2029 (d)	135,000	135,143
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	515,000	524,052
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	395,000	412,052
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	580,000	606,949
		2,863,715
Consumer Finance - 1.3%
Encore Capital Group Inc 6.625% 4/15/2031 (d)	300,000	297,717
Ford Motor Credit Co LLC 5.73% 9/5/2030	730,000	740,339
Navient Corp 6.75% 6/15/2026	250,000	252,694
OneMain Finance Corp 3.5% 1/15/2027	775,000	762,445
OneMain Finance Corp 5.375% 11/15/2029	690,000	684,536
OneMain Finance Corp 6.125% 5/15/2030 (k)	415,000	419,880
OneMain Finance Corp 6.75% 3/15/2032	85,000	86,260
PRA Group Inc 5% 10/1/2029 (d)(k)	165,000	150,107
PRA Group Inc 8.875% 1/31/2030 (d)	420,000	426,175
		3,820,153
Financial Services - 2.3%
Block Inc 5.625% 8/15/2030 (d)	260,000	263,928
Block Inc 6% 8/15/2033 (d)	165,000	168,712
Block Inc 6.5% 5/15/2032	530,000	549,904
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)	290,000	292,674
Freedom Mortgage Corp 6.625% 1/15/2027 (d)	335,000	335,752
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	1,150,000	1,154,313
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (k)	1,040,000	1,022,007
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	191,000	190,891
NFE Financing LLC 12% 11/15/2029 (d)	319,789	77,933
Rocket Cos Inc 6.125% 8/1/2030 (d)	600,000	618,902
Rocket Cos Inc 6.5% 8/1/2029 (d)	350,000	363,032
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	345,000	356,328
UWM Holdings LLC 6.25% 3/15/2031 (d)	340,000	339,388
UWM Holdings LLC 6.625% 2/1/2030 (d)	575,000	585,802
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	470,000	479,939
		6,799,505
Insurance - 1.6%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	880,000	916,820
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	30,000	30,114
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	680,000	692,346
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)	235,000	243,401
AmWINS Group Inc 4.875% 6/30/2029 (d)	490,000	473,238
AmWINS Group Inc 6.375% 2/15/2029 (d)	350,000	356,768
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	735,000	757,050
HUB International Ltd 7.375% 1/31/2032 (d)	835,000	865,413
Ryan Specialty LLC 5.875% 8/1/2032 (d)	450,000	457,506
		4,792,656
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Rithm Capital Corp 8% 4/1/2029 (d)	140,000	142,839
Starwood Property Trust Inc 5.25% 10/15/2028 (d)	980,000	983,551
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	615,000	639,633
		1,766,023
TOTAL FINANCIALS		20,122,026

Health Care - 4.3%
Health Care Equipment & Supplies - 0.7%
Avantor Funding Inc 3.875% 11/1/2029 (d)	305,000	289,678
Avantor Funding Inc 4.625% 7/15/2028 (d)	635,000	624,797
Medline Borrower LP 3.875% 4/1/2029 (d)	60,000	58,278
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	990,000	1,018,466
		1,991,219
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(k)	295,000	304,960
AMN Healthcare Inc 6.5% 1/15/2031 (d)(k)	550,000	551,322
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	385,000	360,890
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)	295,000	312,342
CVS Health Corp 7% 3/10/2055 (c)	435,000	457,046
LifePoint Health Inc 11% 10/15/2030 (d)	385,000	424,502
Molina Healthcare Inc 3.875% 5/15/2032 (d)(k)	235,000	211,886
Molina Healthcare Inc 6.25% 1/15/2033 (d)(k)	460,000	463,006
Owens & Minor Inc 6.625% 4/1/2030 (d)(k)	330,000	251,182
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	175,000	180,060
Tenet Healthcare Corp 5.125% 11/1/2027	2,300,000	2,297,439
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)	800,000	814,648
		6,629,283
Health Care Technology - 0.6%
IQVIA Inc 5% 5/15/2027 (d)	1,165,000	1,164,629
IQVIA Inc 6.25% 6/1/2032 (d)	355,000	370,004
IQVIA Inc 6.5% 5/15/2030 (d)	245,000	254,444
		1,789,077
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (d)	930,000	972,138
Bausch Health Cos Inc 11% 9/30/2028 (d)	315,000	330,196
Jazz Securities DAC 4.375% 1/15/2029 (d)	415,000	406,615
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	535,000	509,008
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)	235,000	180,136
		2,398,093
TOTAL HEALTH CARE		12,807,672

Industrials - 9.2%
Aerospace & Defense - 1.8%
BWX Technologies Inc 4.125% 4/15/2029 (d)	635,000	619,073
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)	210,000	230,720
TransDigm Inc 6.25% 1/31/2034 (d)(k)	90,000	93,015
TransDigm Inc 6.375% 3/1/2029 (d)	1,415,000	1,446,838
TransDigm Inc 6.75% 1/31/2034 (d)	410,000	424,876
TransDigm Inc 6.75% 8/15/2028 (d)	2,495,000	2,544,900
		5,359,422
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (d)(k)	955,000	976,273
Building Products - 0.7%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	245,000	244,398
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)(k)	720,000	665,580
JH North America Holdings Inc 5.875% 1/31/2031 (d)	660,000	672,220
Standard Building Solutions Inc 6.5% 8/15/2032 (d)	430,000	442,041
		2,024,239
Commercial Services & Supplies - 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)	365,000	374,452
Artera Services LLC 8.5% 2/15/2031 (d)(k)	1,565,000	1,350,578
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	665,000	639,846
CoreCivic Inc 4.75% 10/15/2027	35,000	34,704
CoreCivic Inc 8.25% 4/15/2029	400,000	421,242
GEO Group Inc/The 10.25% 4/15/2031	620,000	678,964
GEO Group Inc/The 8.625% 4/15/2029	205,000	216,340
GFL Environmental Inc 4% 8/1/2028 (d)	1,205,000	1,178,794
GFL Environmental Inc 6.75% 1/15/2031 (d)	230,000	240,609
Madison IAQ LLC 4.125% 6/30/2028 (d)	800,000	783,336
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	1,040,000	1,027,000
OT Midco Inc 10% 2/15/2030 (d)	125,000	73,128
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (d)	239,000	239,588
Waste Pro USA Inc 7% 2/1/2033 (d)	295,000	306,630
Williams Scotsman Inc 6.625% 4/15/2030 (d)	585,000	604,954
		8,170,165
Construction & Engineering - 0.5%
Pike Corp 5.5% 9/1/2028 (d)	480,000	478,978
Pike Corp 8.625% 1/31/2031 (d)	275,000	293,430
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)	560,000	560,677
		1,333,085
Electrical Equipment - 0.1%
WESCO Distribution Inc 6.375% 3/15/2033 (d)(k)	295,000	308,165
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)	145,000	147,986
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	395,000	402,974
XPO Inc 6.25% 6/1/2028 (d)	745,000	759,705
		1,310,665
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)	410,000	440,203
Esab Corp 6.25% 4/15/2029 (d)	545,000	557,733
		997,936
Passenger Airlines - 0.2%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)	270,000	276,264
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	237,500	238,104
		514,368
Professional Services - 1.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)(k)	570,000	593,202
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)	915,000	853,619
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (d)	775,000	740,080
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (d)	300,000	303,699
TriNet Group Inc 7.125% 8/15/2031 (d)	765,000	793,724
		3,284,324
Trading Companies & Distributors - 0.8%
FTAI Aviation Investors LLC 7% 6/15/2032 (d)	230,000	240,894
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(k)	365,000	387,900
Herc Holdings Inc 7% 6/15/2030 (d)	565,000	591,374
QXO Building Products Inc 6.75% 4/30/2032 (d)	420,000	434,806
United Rentals North America Inc 3.875% 11/15/2027 (k)	645,000	636,500
		2,291,474
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (d)	300,000	312,363
TOTAL INDUSTRIALS		26,882,479

Information Technology - 4.1%
Communications Equipment - 0.1%
CommScope LLC 9.5% 12/15/2031 (d)	319,000	324,936
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp 5% 12/15/2029 (d)	925,000	915,104
Lightning Power LLC 7.25% 8/15/2032 (d)	290,000	307,185
		1,222,289
IT Services - 1.3%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(k)	1,085,000	1,082,557
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)	585,000	583,132
CoreWeave Inc 9% 2/1/2031 (d)	600,000	601,755
CoreWeave Inc 9.25% 6/1/2030 (d)	1,115,000	1,125,845
Sabre GLBL Inc 11.125% 7/15/2030 (d)	350,000	330,750
		3,724,039
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 4.75% 4/15/2029 (d)	1,595,000	1,585,135
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (c)	59,125	50,847
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(d)	123,058	135,518
		1,771,500
Software - 1.5%
Cloud Software Group Inc 6.625% 8/15/2033 (d)	140,000	140,321
Elastic NV 4.125% 7/15/2029 (d)	615,000	592,812
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	180,000	182,172
Gen Digital Inc 6.25% 4/1/2033 (d)	340,000	350,011
SS&C Technologies Inc 5.5% 9/30/2027 (d)	1,040,000	1,040,584
UKG Inc 6.875% 2/1/2031 (d)	760,000	782,312
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	1,175,000	1,234,008
		4,322,220
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	565,000	578,871
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	145,000	154,056
		732,927
TOTAL INFORMATION TECHNOLOGY		12,097,911

Materials - 5.2%
Chemicals - 2.6%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)	280,806	248,513
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	605,000	634,319
Celanese US Holdings LLC 6.5% 4/15/2030 (k)	240,000	237,996
Celanese US Holdings LLC 6.75% 4/15/2033	330,000	324,956
Chemours Co/The 4.625% 11/15/2029 (d)	140,000	122,851
Chemours Co/The 5.75% 11/15/2028 (d)(k)	1,220,000	1,169,045
LSB Industries Inc 6.25% 10/15/2028 (d)	455,000	448,559
Mativ Holdings Inc 8% 10/1/2029 (d)(k)	265,000	256,795
Methanex US Operations Inc 6.25% 3/15/2032 (d)(k)	310,000	315,356
Olin Corp 6.625% 4/1/2033 (d)	310,000	306,986
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)	200,000	199,074
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)(k)	515,000	515,309
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	585,000	578,607
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)	960,000	951,539
Tronox Inc 4.625% 3/15/2029 (d)	530,000	325,832
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	510,000	466,670
WR Grace Holdings LLC 6.625% 8/15/2032 (d)	575,000	555,375
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	115,000	115,219
		7,773,001
Construction Materials - 0.9%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	830,000	860,886
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	835,000	879,254
VM Consolidated Inc 5.5% 4/15/2029 (d)	1,045,000	1,033,404
		2,773,544
Containers & Packaging - 1.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	610,000	568,709
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	725,000	726,870
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	280,000	280,951
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(k)	240,000	240,491
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(k)	445,000	450,841
Sealed Air Corp 5% 4/15/2029 (d)	245,000	243,267
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)(k)	590,000	597,671
		3,108,800
Metals & Mining - 0.6%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	90,000	95,125
Alumina Pty Ltd 6.375% 9/15/2032 (d)	895,000	926,196
Cleveland-Cliffs Inc 7% 3/15/2032 (d)	200,000	204,499
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)	495,000	518,180
		1,744,000
TOTAL MATERIALS		15,399,345

Real Estate - 2.0%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	735,000	687,905
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (k)	715,000	687,919
Hotel & Resort REITs - 0.4%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)(k)	455,000	441,922
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(k)	285,000	291,860
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (d)	425,000	438,235
		1,172,017
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)	300,000	326,656
Retail REITs - 0.3%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (d)	776,000	773,795
Specialized REITs - 0.8%
Iron Mountain Inc 4.875% 9/15/2027 (d)	375,000	373,835
Millrose Properties Inc 6.375% 8/1/2030 (d)	740,000	749,650
SBA Communications Corp 3.875% 2/15/2027 (k)	1,240,000	1,226,128
		2,349,613
TOTAL REAL ESTATE		5,997,905

Utilities - 3.3%
Electric Utilities - 2.5%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	580,000	581,047
Edison International 7.875% 6/15/2054 (c)(k)	240,000	247,011
NRG Energy Inc 5.75% 7/15/2029 (d)	1,335,000	1,340,051
PG&E Corp 5% 7/1/2028	310,000	307,838
PG&E Corp 7.375% 3/15/2055 (c)	1,460,000	1,501,647
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	811,000	810,222
Vistra Operations Co LLC 5% 7/31/2027 (d)	1,025,000	1,025,555
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	805,000	805,262
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	340,000	360,820
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(k)	360,000	370,320
		7,349,773
Independent Power and Renewable Electricity Producers - 0.5%
Alpha Generation LLC 6.25% 1/15/2034 (d)	290,000	293,370
Alpha Generation LLC 6.75% 10/15/2032 (d)(k)	290,000	298,000
Calpine Corp 5.125% 3/15/2028 (d)	895,000	894,902
Sunnova Energy Corp 5.875% (d)(f)	675,000	3,375
		1,489,647
Multi-Utilities - 0.3%
Sempra 6.375% 4/1/2056 (c)	835,000	857,970
TOTAL UTILITIES		9,697,390

TOTAL UNITED STATES		178,312,121
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 8% 3/1/2033 (d)	275,000	292,265
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	470,000	491,738
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	131,000	138,321

TOTAL ZAMBIA		922,324
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $209,982,516)		213,181,965

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Strategy Inc 9% (m) (Cost $468,833)	5,200	516,984

Preferred Securities - 4.4%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 7% (c)(d)(n)	295,000	303,431
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Barclays PLC 7.625% (c)(n)	245,000	261,525
UNITED STATES - 4.2%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP Series G, 7.125% (c)(n)	825,000	875,946
Mesquite Energy Inc 7.25% (f)(g)(n)	135,000	12
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(c)(n)	720,000	734,211
Sunoco LP 7.875% (c)(d)(n)	900,000	922,565
		2,532,734
Financials - 2.8%
Banks - 1.9%
Bank of America Corp 6.25% (c)(n)	1,125,000	1,145,519
Citigroup Inc 6.75% (c)(n)	200,000	206,342
Citigroup Inc 6.875% (c)(n)	750,000	786,869
Citigroup Inc 6.95% (c)(n)	425,000	443,465
Citigroup Inc 7.125% (c)(n)	405,000	423,873
JPMorgan Chase & Co 6.5% (c)(n)	1,615,000	1,685,031
Wells Fargo & Co 3.9% (c)(n)	715,000	713,291
Wells Fargo & Co 7.625% (c)(k)(n)	290,000	312,412
		5,716,802
Capital Markets - 0.3%
Goldman Sachs Group Inc/The 6.125% (c)(n)	120,000	125,850
Goldman Sachs Group Inc/The 6.85% (c)(n)	590,000	623,040
		748,890
Consumer Finance - 0.6%
Ally Financial Inc 4.7% (c)(n)	230,000	216,219
Ally Financial Inc 4.7% (c)(k)(n)	1,660,000	1,641,960
		1,858,179
TOTAL FINANCIALS		8,323,871

Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Air Lease Corp 4.125% (c)(n)	1,050,000	1,016,581
Utilities - 0.2%
Electric Utilities - 0.2%
Edison International 5% (c)(n)	615,000	603,834
TOTAL UNITED STATES		12,477,020
TOTAL PREFERRED SECURITIES (Cost $12,695,130)		13,041,976

Money Market Funds - 9.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	4.18	8,397,562	8,399,241
Fidelity Securities Lending Cash Central Fund (o)(p)	4.18	19,626,927	19,628,890
TOTAL MONEY MARKET FUNDS (Cost $28,028,131)			28,028,131

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $310,170,524)	314,223,976
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(19,124,273)
NET ASSETS - 100.0%	295,099,703

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,122,869 or 63.7% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing.
(j)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $391,721 or 0.1% of net assets.

(k)	Security or a portion of the security is on loan at period end.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,182,220	72,719,081	75,502,241	240,781	181	-	8,399,241	8,397,562	0.0%
Fidelity Securities Lending Cash Central Fund	24,361,332	63,819,076	68,551,518	31,748	-	-	19,628,890	19,626,927	0.1%
Total	35,543,552	136,538,157	144,053,759	272,529	181	-	28,028,131

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,474,979	-	1,474,979	-

Bank Loan Obligations
Communication Services	7,612,138	-	7,612,138	-
Consumer Discretionary	12,375,784	-	12,375,784	-
Consumer Staples	1,210,773	-	1,210,773	-
Energy	1,265,613	-	1,265,613	-
Financials	5,331,647	-	5,331,647	-
Health Care	4,428,884	-	4,428,884	-
Industrials	3,819,197	-	3,819,197	-
Information Technology	7,113,564	-	7,113,564	-
Materials	7,121,432	-	7,121,432	-
Utilities	840,129	-	840,129	-

Common Stocks
Communication Services	515,724	354,710	-	161,014
Consumer Discretionary	16,091	-	-	16,091
Energy	392,523	-	-	392,523
Financials	-	-	-	-
Health Care	393,279	-	-	393,279

Convertible Corporate Bonds
Communication Services	1,486,544	-	1,486,544	-
Financials	1,091,233	-	1,091,233	-
Health Care	408,690	-	408,690	-
Information Technology	968,630	-	968,630	-

Convertible Preferred Stocks
Financials	137,478	-	137,478	-

Fixed-Income Funds	1,450,588	1,450,588	-	-

Non-Convertible Corporate Bonds
Communication Services	23,253,715	-	23,253,715	-
Consumer Discretionary	31,288,718	-	31,288,718	-
Consumer Staples	6,264,334	-	6,264,334	-
Energy	32,772,794	-	32,772,794	-
Financials	22,655,768	-	22,655,768	-
Health Care	13,376,372	-	13,376,372	-
Industrials	29,144,979	-	29,144,979	-
Information Technology	14,241,215	-	14,241,215	-
Materials	23,338,450	-	23,338,450	-
Real Estate	5,997,905	-	5,997,905	-
Utilities	10,847,715	-	10,847,715	-

Non-Convertible Preferred Stocks
Information Technology	516,984	516,984	-	-

Preferred Securities
Energy	2,532,734	-	2,532,722	12
Financials	8,888,827	-	8,888,827	-
Industrials	1,016,581	-	1,016,581	-
Utilities	603,834	-	603,834	-

Money Market Funds	28,028,131	28,028,131	-	-
Total Investments in Securities:	314,223,976	30,350,413	282,910,644	962,919
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,924,103) - See accompanying schedule:
Unaffiliated issuers (cost $282,142,393)	$286,195,845
Fidelity Central Funds (cost $28,028,131)	28,028,131

Total Investment in Securities (cost $310,170,524)		$314,223,976
Receivable for investments sold		2,612,948
Receivable for fund shares sold		820,593
Interest receivable		4,054,186
Distributions receivable from Fidelity Central Funds		44,966
Prepaid expenses		324
Receivable from investment adviser for expense reductions		724
Total assets		321,757,717
Liabilities
Payable to custodian bank	$327,579
Payable for investments purchased
Regular delivery	5,640,686
Delayed delivery	260,000
Payable for fund shares redeemed	361,872
Distributions payable	221,229
Accrued management fee	159,872
Distribution and service plan fees payable	12,089
Other payables and accrued expenses	45,797
Collateral on securities loaned	19,628,890
Total liabilities		26,658,014
Net Assets		$295,099,703
Net Assets consist of:
Paid in capital		$300,314,456
Total accumulated earnings (loss)		(5,214,753)
Net Assets		$295,099,703

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($37,900,280 ÷ 4,168,555 shares)(a)		$9.09
Maximum offering price per share (100/96.00 of $9.09)		$9.47
Class M :
Net Asset Value and redemption price per share ($4,069,429 ÷ 447,647 shares)(a)		$9.09
Maximum offering price per share (100/96.00 of $9.09)		$9.47
Class C :
Net Asset Value and offering price per share ($4,059,085 ÷ 446,391 shares)(a)		$9.09
Short Duration High Income :
Net Asset Value, offering price and redemption price per share ($225,509,199 ÷ 24,802,999 shares)		$9.09
Class I :
Net Asset Value, offering price and redemption price per share ($12,904,620 ÷ 1,419,143 shares)		$9.09
Class Z :
Net Asset Value, offering price and redemption price per share ($10,657,090 ÷ 1,171,930 shares)		$9.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$264,282
Interest		10,420,875
Income from Fidelity Central Funds (including $31,748 from security lending)		272,529
Total income		10,957,686
Expenses
Management fee	$955,387
Distribution and service plan fees	70,333
Custodian fees and expenses	9,469
Independent trustees' fees and expenses	534
Registration fees	96,935
Audit fees	38,329
Legal	594
Miscellaneous	444
Total expenses before reductions	1,172,025
Expense reductions	(23,330)
Total expenses after reductions		1,148,695
Net Investment income (loss)		9,808,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,906,994
Fidelity Central Funds	181
Foreign currency transactions	(180)
Total net realized gain (loss)		1,906,995
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,366,322
Assets and liabilities in foreign currencies	(45)
Total change in net unrealized appreciation (depreciation)		5,366,277
Net gain (loss)		7,273,272
Net increase (decrease) in net assets resulting from operations		$17,082,263
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,808,991	$17,526,248
Net realized gain (loss)	1,906,995	144,182
Change in net unrealized appreciation (depreciation)	5,366,277	(2,296,228)
Net increase (decrease) in net assets resulting from operations	17,082,263	15,374,202
Distributions to shareholders	(8,714,998)	(16,480,878)

Share transactions - net increase (decrease)	(7,148,373)	66,461,198
Total increase (decrease) in net assets	1,218,892	65,354,522

Net Assets
Beginning of period	293,880,811	228,526,289
End of period	$295,099,703	$293,880,811

Financial Highlights
Fidelity Advisor® Short Duration High Income Fund Class A

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.83	$8.82	$8.66	$8.98	$9.52	$8.87
Income from Investment Operations
Net investment income (loss) A,B	.293	.593	.604	.502	.307	.300
Net realized and unrealized gain (loss)	.227	(.025)	.078	(.429)	(.546)	.651
Total from investment operations	.520	.568	.682	.073	(.239)	.951
Distributions from net investment income	(.260)	(.558)	(.522)	(.393)	(.301)	(.301)
Total distributions	(.260)	(.558)	(.522)	(.393)	(.301)	(.301)
Net asset value, end of period	$9.09	$8.83	$8.82	$8.66	$8.98	$9.52
Total Return C,D,E	5.94%	6.53%	8.12%	.93%	(2.60)%	10.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04% H	1.03%	1.04%	1.10%	1.13%	1.15%
Expenses net of fee waivers, if any	1.00 % H	1.00%	1.01%	1.00%	1.01%	1.05%
Expenses net of all reductions, if any	1.00% H	.99%	1.01%	1.00%	1.01%	1.05%
Net investment income (loss)	6.47% H	6.63%	6.94%	5.81%	3.27%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$37,900	$32,869	$26,215	$21,379	$22,554	$17,126
Portfolio turnover rate I	113 % H	43%	30%	14%	42%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Short Duration High Income Fund Class M

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.83	$8.81	$8.66	$8.98	$9.52	$8.86
Income from Investment Operations
Net investment income (loss) A,B	.293	.591	.604	.502	.307	.300
Net realized and unrealized gain (loss)	.227	(.013)	.068	(.429)	(.546)	.661
Total from investment operations	.520	.578	.672	.073	(.239)	.961
Distributions from net investment income	(.260)	(.558)	(.522)	(.393)	(.301)	(.301)
Total distributions	(.260)	(.558)	(.522)	(.393)	(.301)	(.301)
Net asset value, end of period	$9.09	$8.83	$8.81	$8.66	$8.98	$9.52
Total Return C,D,E	5.94%	6.65%	8.00%	.93%	(2.60)%	10.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.06% H	1.05%	1.06%	1.12%	1.13%	1.17%
Expenses net of fee waivers, if any	1.00 % H	1.00%	1.01%	1.00%	1.01%	1.05%
Expenses net of all reductions, if any	1.00% H	.99%	1.01%	1.00%	1.01%	1.05%
Net investment income (loss)	6.47% H	6.63%	6.94%	5.81%	3.27%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$4,069	$3,834	$2,065	$2,318	$2,812	$2,289
Portfolio turnover rate I	113 % H	43%	30%	14%	42%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Short Duration High Income Fund Class C

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.83	$8.82	$8.66	$8.98	$9.52	$8.87
Income from Investment Operations
Net investment income (loss) A,B	.260	.526	.539	.439	.237	.230
Net realized and unrealized gain (loss)	.226	(.025)	.078	(.430)	(.546)	.651
Total from investment operations	.486	.501	.617	.009	(.309)	.881
Distributions from net investment income	(.226)	(.491)	(.457)	(.329)	(.231)	(.231)
Total distributions	(.226)	(.491)	(.457)	(.329)	(.231)	(.231)
Net asset value, end of period	$9.09	$8.83	$8.82	$8.66	$8.98	$9.52
Total Return C,D,E	5.55%	5.73%	7.31%	.18%	(3.33)%	10.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.83% H	1.82%	1.83%	1.90%	1.91%	1.94%
Expenses net of fee waivers, if any	1.75 % H	1.75%	1.76%	1.75%	1.76%	1.80%
Expenses net of all reductions, if any	1.75% H	1.74%	1.76%	1.75%	1.76%	1.80%
Net investment income (loss)	5.72% H	5.88%	6.19%	5.06%	2.52%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,059	$4,168	$3,453	$2,795	$3,884	$4,018
Portfolio turnover rate I	113 % H	43%	30%	14%	42%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Short Duration High Income Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.83	$8.82	$8.66	$8.98	$9.52	$8.87
Income from Investment Operations
Net investment income (loss) A,B	.305	.617	.624	.523	.331	.323
Net realized and unrealized gain (loss)	.226	(.025)	.083	(.428)	(.546)	.651
Total from investment operations	.531	.592	.707	.095	(.215)	.974
Distributions from net investment income	(.271)	(.582)	(.547)	(.415)	(.325)	(.324)
Total distributions	(.271)	(.582)	(.547)	(.415)	(.325)	(.324)
Net asset value, end of period	$9.09	$8.83	$8.82	$8.66	$8.98	$9.52
Total Return C,D	6.08%	6.81%	8.42%	1.18%	(2.35)%	11.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.73%	.73%	.76%	.83%	.87%
Expenses net of fee waivers, if any	.74 % G	.73%	.73%	.75%	.75%	.80%
Expenses net of all reductions, if any	.74% G	.73%	.73%	.75%	.75%	.80%
Net investment income (loss)	6.72% G	6.90%	7.22%	6.06%	3.52%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$225,509	$201,292	$180,997	$460,873	$87,949	$83,066
Portfolio turnover rate H	113 % G	43%	30%	14%	42%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Short Duration High Income Fund Class I

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.83	$8.82	$8.66	$8.98	$9.52	$8.87
Income from Investment Operations
Net investment income (loss) A,B	.305	.615	.625	.524	.331	.323
Net realized and unrealized gain (loss)	.226	(.025)	.079	(.429)	(.546)	.651
Total from investment operations	.531	.590	.704	.095	(.215)	.974
Distributions from net investment income	(.271)	(.580)	(.544)	(.415)	(.325)	(.324)
Total distributions	(.271)	(.580)	(.544)	(.415)	(.325)	(.324)
Net asset value, end of period	$9.09	$8.83	$8.82	$8.66	$8.98	$9.52
Total Return C,D	6.08%	6.79%	8.39%	1.18%	(2.35)%	11.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.77% G	.75%	.76%	.84%	.88%	.92%
Expenses net of fee waivers, if any	.75 % G	.75%	.76%	.75%	.76%	.80%
Expenses net of all reductions, if any	.75% G	.74%	.76%	.75%	.76%	.80%
Net investment income (loss)	6.72% G	6.89%	7.19%	6.06%	3.52%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$12,905	$12,757	$6,093	$4,855	$5,055	$5,023
Portfolio turnover rate H	113 % G	43%	30%	14%	42%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Short Duration High Income Fund Class Z

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.84	$8.82	$8.66	$8.98	$9.52	$8.87
Income from Investment Operations
Net investment income (loss) A,B	.314	.617	.632	.531	.339	.331
Net realized and unrealized gain (loss)	.214	(.009)	.080	(.428)	(.546)	.652
Total from investment operations	.528	.608	.712	.103	(.207)	.983
Distributions from net investment income	(.278)	(.588)	(.552)	(.423)	(.333)	(.333)
Total distributions	(.278)	(.588)	(.552)	(.423)	(.333)	(.333)
Net asset value, end of period	$9.09	$8.84	$8.82	$8.66	$8.98	$9.52
Total Return C,D	6.03%	7.01%	8.48%	1.27%	(2.27)%	11.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.69%	.70%	.75%	.78%	.80%
Expenses net of fee waivers, if any	.66 % G	.66%	.67%	.66%	.66%	.71%
Expenses net of all reductions, if any	.66% G	.65%	.67%	.66%	.66%	.71%
Net investment income (loss)	6.81% G	6.97%	7.28%	6.15%	3.61%	3.55%
Supplemental Data
Net assets, end of period (000 omitted)	$10,657	$38,961	$9,702	$10,289	$5,246	$3,815
Portfolio turnover rate H	113 % G	43%	30%	14%	42%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short Duration High Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,326,748
Gross unrealized depreciation	(3,696,990)
Net unrealized appreciation (depreciation)	$6,629,758
Tax cost	$307,594,218

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,578,038)
Long-term	(10,550,587)
Total capital loss carryforward	$(18,128,625)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short Duration High Income Fund	160,284,579	164,886,788
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.72
Class C	.74
Short Duration High Income	.65
Class I	.67
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.71
Class C	.73
Short Duration High Income	.64
Class I	.66
Class Z	.61

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	44,831	2,830
Class M	- %	.25%	4,899	-
Class C	.75%	.25%	20,603	4,425
			70,333	7,255
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6,436
Class M	6
Class C A	29
6,471

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Short Duration High Income Fund	4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Short Duration High Income Fund	175

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short Duration High Income Fund	3,149	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.00%	7,644
Class M	1.00%	1,213
Class C	1.75%	1,564
Short Duration High Income	.75%	-
Class I	.75%	975
Class Z	.66%	4,739
		16,135
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7,195.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Short Duration High Income Fund
Distributions to shareholders
Class A	$1,035,448	$1,854,026
Class M	113,137	175,287
Class C	103,305	226,993
Short Duration High Income	6,341,581	12,677,223
Class I	401,978	585,048
Class Z	719,549	962,301
Total	$8,714,998	$16,480,878
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2025	Year ended April 30, 2025	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Short Duration High Income Fund
Class A
Shares sold	585,055	1,151,323	$5,250,994	$10,310,454
Reinvestment of distributions	113,368	203,908	1,023,233	1,827,157
Shares redeemed	(250,766)	(608,175)	(2,255,477)	(5,439,073)
Net increase (decrease)	447,657	747,056	$4,018,750	$6,698,538
Class M
Shares sold	17,564	241,271	$158,526	$2,158,460
Reinvestment of distributions	12,340	19,155	111,317	171,576
Shares redeemed	(16,287)	(60,734)	(145,925)	(544,509)
Net increase (decrease)	13,617	199,692	$123,918	$1,785,527
Class C
Shares sold	51,613	258,244	$462,986	$2,308,787
Reinvestment of distributions	10,844	24,350	97,875	218,256
Shares redeemed	(87,885)	(202,420)	(788,772)	(1,802,193)
Net increase (decrease)	(25,428)	80,174	$(227,911)	$724,850
Short Duration High Income
Shares sold	7,268,180	12,671,857	$65,475,108	$113,621,982
Reinvestment of distributions	586,703	1,193,138	5,294,631	10,690,735
Shares redeemed	(5,838,872)	(11,610,306)	(52,499,928)	(103,651,955)
Net increase (decrease)	2,016,011	2,254,689	$18,269,811	$20,660,762
Class I
Shares sold	268,206	1,186,513	$2,413,546	$10,650,092
Reinvestment of distributions	38,058	58,094	343,528	520,274
Shares redeemed	(331,189)	(491,668)	(2,995,053)	(4,353,050)
Net increase (decrease)	(24,925)	752,939	$(237,979)	$6,817,316
Class Z
Shares sold	219,508	4,403,967	$1,979,680	$39,608,814
Reinvestment of distributions	60,540	99,889	543,930	892,707
Shares redeemed	(3,516,682)	(1,195,458)	(31,618,572)	(10,727,316)
Net increase (decrease)	(3,236,634)	3,308,398	$(29,094,962)	$29,774,205
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Short Duration High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, 0.66% and 0.75% through August 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.969437.111
SDH-SANN-1225
Fidelity® Series High Income Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series High Income Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 1.5%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $22,578,271)	2,307,227	21,786,914

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (d)(e)(f)	397,000	399,257
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (d)(e)(f)	213,000	214,421
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.6936% 1/16/2037 (d)(e)(f)	250,000	249,849
TOTAL BAILIWICK OF JERSEY		863,527
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (d)(e)(f)	125,000	126,937
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (d)(e)(f)	150,000	152,247
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (d)(e)(f)	150,000	150,347
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (d)(e)(f)	125,000	125,445
Bbam US Clo III Ltd Series 2025-3A Class DR, 9.1416% 10/15/2038 (e)(f)	100,000	99,456
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.1545% 7/15/2039 (d)(e)(f)	250,000	251,817
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.5545% 4/15/2038 (d)(e)(f)	250,000	251,377
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (d)(e)(f)	100,000	100,824
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	250,000	255,395
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2344% 10/20/2037 (d)(e)(f)	150,000	152,965
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (d)(e)(f)	250,000	257,215
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (d)(e)(f)	100,000	99,927
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (d)(e)(f)	558,000	561,554
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.0045% 4/15/2038 (d)(e)(f)	150,000	150,184
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (d)(e)(f)	200,000	201,196
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	100,000	101,500
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (d)(e)(f)	100,000	100,644
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (d)(e)(f)	114,000	114,942
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (d)(e)(f)	125,000	125,977
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.7035% 2/20/2038 (d)(e)(f)	435,000	434,371
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (d)(e)(f)	220,000	222,012
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (d)(e)(f)	100,000	100,800
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (d)(e)(f)	1,000,000	1,014,105
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (d)(e)(f)	250,000	248,515
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (d)(e)(f)	269,000	267,173
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (d)(e)(f)	100,000	99,790
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (d)(e)(f)	208,000	210,040
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,976,755
UNITED STATES - 0.0%
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (d)(e)(f)	150,000	152,700
TOTAL ASSET-BACKED SECURITIES (Cost $6,938,687)		6,992,982

Bank Loan Obligations - 9.0%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (d)(e)(g)	1,441,388	1,447,240
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (d)(e)(g)	2,714,603	2,677,276
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (d)(e)(g)	4,646,819	4,633,529

TOTAL FRANCE		7,310,805
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (d)(e)(g)	862,782	678,725
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2065% 10/1/2032 (d)(e)(g)	1,475,000	1,438,125
TOTAL LUXEMBOURG		2,116,850
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (d)(e)(g)	4,723,003	2,243,426
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (d)(e)(g)	3,672,325	3,070,982
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (d)(e)(g)	2,033,642	2,044,237
UNITED STATES - 7.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.3%
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.4291% 4/16/2029 (d)(e)(g)	1,442,628	1,433,323
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.4291% 4/15/2030 (d)(e)(g)	1,298,365	1,290,263
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 10/6/2032 (d)(e)(g)	2,255,000	2,226,813
		4,950,399
Media - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (d)(e)(g)	2,348,090	2,159,515
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5322% 1/18/2028 (d)(e)(g)	1,397,813	1,383,150
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.1646% 12/31/2030 (d)(e)(g)	1,170,000	1,056,218
		4,598,883
TOTAL COMMUNICATION SERVICES		9,549,282

Consumer Discretionary - 2.1%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 1/28/2032 (d)(e)(g)	500,000	501,095
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/23/2032 (d)(e)(g)	1,478,945	1,477,407
Distributors - 0.1%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 6/20/2031 (d)(e)(g)	1,297,072	1,283,025
Diversified Consumer Services - 0.6%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (d)(e)(g)	7,264,559	6,047,745
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (e)(g)	1,887,278	1,896,714
		7,944,459
Hotels, Restaurants & Leisure - 0.6%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/29/2029 (d)(e)(g)	1,412,680	1,410,971
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (d)(e)(g)	2,720,027	2,634,591
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (d)(e)(g)	4,113,994	3,963,134
		8,008,696
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3146% 6/29/2028 (d)(e)(g)	1,789,001	1,668,244
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (d)(e)(g)	3,730,000	3,717,579
		5,385,823
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.881% 6/6/2031 (d)(e)(g)	4,992,548	4,812,617
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.031% 6/6/2031 (d)(e)(g)	210,000	208,311
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (d)(e)(g)	150,000	150,396
		5,171,324
TOTAL CONSUMER DISCRETIONARY		29,771,829

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (d)(e)(g)	2,230,000	2,190,975
Food Products - 0.1%
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5477% 7/12/2032 (d)(e)(g)	1,955,000	1,955,000
TOTAL CONSUMER STAPLES		4,145,975

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (d)(e)(g)	1,545,404	1,547,336
Mesquite Energy Inc 1LN, term loan 0% (e)(g)(h)(i)	1,217,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)	2,735,146	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (d)(e)(g)	7,785,775	3,477,205
		5,024,541
Financials - 0.6%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (d)(e)(g)	284,288	283,932
Financial Services - 0.6%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (d)(e)(g)	1,410,000	1,376,512
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 7/31/2031 (d)(e)(g)	2,054,501	2,039,380
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 7/31/2031 (d)(e)(g)	785,000	786,177
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7146% 2/16/2032 (d)(e)(g)	1,880,000	1,870,600
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (d)(e)(g)	2,972,550	2,973,026
		9,045,695
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 9/19/2031 (d)(e)(g)	158,027	157,820
TOTAL FINANCIALS		9,487,447

Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2146% 1/15/2031 (d)(e)(g)	2,129,663	2,140,843
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (d)(e)(g)	1,920,000	1,906,195
		4,047,038
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (d)(e)(g)(i)	705,087	549,968
Pharmaceuticals - 0.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.2146% 10/8/2030 (d)(e)(g)	7,231,875	7,174,961
TOTAL HEALTH CARE		11,771,967

Industrials - 0.3%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/29/2029 (d)(e)(g)	396	355
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3146% 8/20/2032 (d)(e)(g)	1,573,000	1,578,553
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (d)(e)(g)	622,348	548,705
		2,127,258
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (d)(e)(g)	200,000	200,916
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (d)(e)(g)	89,100	89,657
Professional Services - 0.1%
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (d)(e)(g)(j)	1,495,000	1,489,394
TOTAL INDUSTRIALS		3,907,580

Information Technology - 1.9%
Communications Equipment - 0.2%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.7146% 12/17/2029 (d)(e)(g)	3,665,000	3,693,880
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 7/12/2032 (d)(e)(g)	65,000	65,041
IT Services - 1.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (d)(e)(g)	2,280,684	2,125,323
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (e)(g)	1,718,736	1,416,530
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	2,895,000	2,901,774
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (d)(e)(g)	7,143,900	6,958,946
		13,402,573
Software - 0.7%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 12/11/2028 (d)(e)(g)	2,265,703	2,263,346
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.7146% 11/22/2032 (d)(e)(g)	730,000	737,074
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 10/9/2029 (d)(e)(g)	525,530	526,024
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.2878% 9/13/2029 (d)(e)(g)(i)	922,998	922,997
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (d)(e)(g)	2,324,568	2,219,963
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (d)(e)(g)(j)	1,750,000	1,756,318
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (d)(e)(g)	1,188,352	1,187,520
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	1,033,125	1,078,324
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (d)(e)(g)	319,200	310,649
		11,002,215
TOTAL INFORMATION TECHNOLOGY		28,163,709

Materials - 0.9%
Chemicals - 0.9%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 10/15/2032 (d)(e)(g)	1,230,000	1,208,168
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (d)(e)(g)	1,937,176	1,916,720
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (d)(e)(g)	1,943,669	1,723,315
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.031% 3/15/2029 (d)(e)(g)	2,225,175	2,178,291
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3146% 4/2/2029 (d)(e)(g)	2,592,352	2,153,804
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (d)(e)(g)	3,058,705	3,015,363
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/23/2032 (d)(e)(g)(j)	175,000	174,125
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (d)(e)(g)	49,749	49,913
		12,419,699
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.1396% 4/13/2029 (d)(e)(g)	345,893	345,623
TOTAL MATERIALS		12,765,322

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (d)(e)(g)	1,397,313	1,401,966
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8291% 3/24/2028 (d)(e)(g)	673,402	673,360
		2,075,326
TOTAL UNITED STATES		116,662,978
TOTAL BANK LOAN OBLIGATIONS (Cost $140,191,616)		134,896,518

Commercial Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 6.8145% 11/15/2038 (d)(e)(f)	1,188,100	1,184,759
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (e)(f)	772,000	752,625
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.3475% 7/15/2038 (d)(e)(f)	1,791,000	1,784,843
TOTAL UNITED STATES		3,722,227
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,566,527)		3,722,227

Common Stocks - 2.8%
	Shares	Value ($)
FRANCE - 0.2%
Communication Services - 0.2%
Media - 0.2%
Altice France Holding SA (i)	135,641	2,254,811
Altice France Holding SA rights (f)(i)(k)	2,350	34,536

TOTAL FRANCE		2,289,347
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (k)	718,026	1,411,133
UNITED STATES - 2.6%
Communication Services - 0.1%
Entertainment - 0.1%
Warner Bros Discovery Inc (k)	81,000	1,818,450
Media - 0.0%
Main Street Sports Group (i)	573	4,190
TOTAL COMMUNICATION SERVICES		1,822,640

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Southeastern Grocers Inc rights (i)(k)	963,443	37,748
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Hess Midstream LP Class A	49,200	1,670,340
Mesquite Energy Inc (i)(k)	149,356	30,497,059
		32,167,399
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (i)(k)	106,584	1,416,501
Cano Health LLC warrants (i)(k)	4,738	18,526
Surgery Partners Inc (k)	32,300	708,339
		2,143,366
Information Technology - 0.2%
IT Services - 0.1%
GTT Communications Inc (i)(k)	40,978	1,528,479
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (k)	19,900	996,592
TOTAL INFORMATION TECHNOLOGY		2,525,071

Materials - 0.0%
Metals & Mining - 0.0%
Elah Holdings Inc (k)	333	4,995
TOTAL UNITED STATES		38,701,219
TOTAL COMMON STOCKS (Cost $14,568,927)		42,401,699

Convertible Corporate Bonds - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Communication Services - 0.8%
Media - 0.8%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (e)	4,863,496	11,690,629
Financials - 0.2%
Financial Services - 0.2%
Redfin Corp 0.5% 4/1/2027	3,576,000	3,323,892
Health Care - 0.1%
Biotechnology - 0.1%
Travere Therapeutics Inc 2.25% 3/1/2029	1,619,000	2,205,564
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc 1.25% 6/1/2030	2,527,000	3,032,400
ON Semiconductor Corp 0% 5/1/2027 (l)	515,000	596,112
Wolfspeed Inc 2.5% 6/15/2031 (f)	312,000	677,820
Wolfspeed Inc 2.5% 6/15/2031	275,000	597,438
		4,903,770
Software - 0.4%
Core Scientific Inc 0% 6/15/2031 (f)(l)	1,285,000	1,633,556
Riot Platforms Inc 0.75% 1/15/2030 (f)	1,787,000	2,780,572
Terawulf Inc 0% 5/1/2032 (f)	1,045,000	1,080,530
		5,494,658
TOTAL INFORMATION TECHNOLOGY		10,398,428

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	990,000	1,016,135
TOTAL UNITED STATES		28,634,648
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $18,741,168)		28,634,648

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (i)	88,376	2,324,289
Apollo Global Management Inc Series A, 6.75%	17,100	1,119,462

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,341,951)		3,443,751

Non-Convertible Corporate Bonds - 78.0%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (f)	980,000	985,431
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	513,000	496,518
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (f)	630,000	627,484
Mineral Resources Ltd 7% 4/1/2031 (f)	810,000	838,557
Mineral Resources Ltd 8% 11/1/2027 (f)	730,000	745,567
Mineral Resources Ltd 8.5% 5/1/2030 (f)	565,000	589,028
Mineral Resources Ltd 9.25% 10/1/2028 (f)	1,105,000	1,158,599

TOTAL AUSTRALIA		4,455,753
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (f)	1,210,000	1,076,119
BRAZIL - 0.5%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% 2/6/2031 (f)(h)	4,285,000	954,312
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (f)	4,265,000	4,237,065
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (e)(f)	2,424,709	2,416,408
		6,653,473
TOTAL BRAZIL		7,607,785
CANADA - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (e)	715,000	737,628
TELUS Corp 7% 10/15/2055 (e)	1,425,000	1,520,040
		2,257,668
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (f)	1,170,000	1,127,364
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (f)	930,000	913,212
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	6,200,000	5,861,407
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (f)	3,320,000	3,411,612
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	345,000	340,349
		11,653,944
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (f)	395,000	293,003
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp 4.625% 5/1/2030 (f)	3,475,000	3,371,351
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (e)	535,000	572,322
		3,943,673
Industrials - 0.7%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (f)	415,000	435,645
Bombardier Inc 7% 6/1/2032 (f)	1,770,000	1,858,307
Bombardier Inc 7.25% 7/1/2031 (f)	1,950,000	2,069,770
		4,363,722
Commercial Services & Supplies - 0.4%
Wrangler Holdco Corp 6.625% 4/1/2032 (f)	5,510,000	5,752,280
TOTAL INDUSTRIALS		10,116,002

Information Technology - 0.2%
Software - 0.2%
Open Text Corp 3.875% 12/1/2029 (f)	1,655,000	1,566,239
Open Text Corp 3.875% 2/15/2028 (f)	1,310,000	1,273,279
Open Text Holdings Inc 4.125% 12/1/2031 (f)	875,000	814,621
		3,654,139
Materials - 0.4%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027	1,685,000	1,689,026
Methanex Corp 5.65% 12/1/2044	717,000	623,844
		2,312,870
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (f)	615,000	576,718
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (f)	2,405,000	2,488,586
TOTAL MATERIALS		5,378,174

TOTAL CANADA		37,296,603
COLOMBIA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (f)	4,730,000	1,016,950
Gran Tierra Energy Inc 9.5% 10/15/2029 (f)	910,000	736,572
		1,753,522
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (f)	2,470,000	2,285,244
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (f)	720,000	752,926
		3,038,170
TOTAL COLOMBIA		4,791,692
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (f)	1,580,000	1,628,523
FINLAND - 0.2%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (f)	1,375,000	1,431,309
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (f)	2,205,000	2,143,982
TOTAL FINLAND		3,575,291
FRANCE - 1.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA 6.5% 10/15/2031 (f)	2,017,662	1,923,537
Altice France SA 6.5% 3/15/2032 (f)	6,199,305	5,936,208
Altice France SA 6.875% 10/15/2030 (f)	1,128,196	1,104,072
Altice France SA 6.875% 7/15/2032 (f)	2,482,831	2,382,935
		11,346,752
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (f)	2,398,000	2,548,772
Financials - 0.0%
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (f)	1,360,000	1,391,715
TOTAL FRANCE		15,287,239
GERMANY - 0.4%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (f)	420,000	399,806
ZF North America Capital Inc 6.875% 4/14/2028 (f)	595,000	598,659
ZF North America Capital Inc 7.5% 3/24/2031 (f)	1,495,000	1,437,578
		2,436,043
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc 5.25% 7/15/2027 (f)(m)	3,580,000	3,575,873
TOTAL GERMANY		6,011,916
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.125% 4/4/2026 (f)	707,000	699,930
Kosmos Energy Ltd 7.75% 5/1/2027 (f)	2,380,000	2,223,123
Kosmos Energy Ltd 8.75% 10/1/2031 (f)	680,000	456,409
Tullow Oil PLC 10.25% 5/15/2026 (f)	804,000	677,370

TOTAL GHANA		4,056,832
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (f)	2,240,000	2,306,170
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (f)	1,405,000	1,310,514
IRELAND - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Treasury DAC 5.875% 6/4/2031 (f)	3,995,000	4,044,937
Financials - 0.5%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (e)	850,000	878,149
Financial Services - 0.4%
GGAM Finance Ltd 6.875% 4/15/2029 (f)	1,715,000	1,779,201
GGAM Finance Ltd 8% 2/15/2027 (f)	2,705,000	2,762,642
GGAM Finance Ltd 8% 6/15/2028 (f)	1,675,000	1,776,570
		6,318,413
TOTAL FINANCIALS		7,196,562

TOTAL IRELAND		11,241,499
ISRAEL - 0.6%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energean Israel Finance Ltd 5.375% 3/30/2028 (f)(n)	615,000	605,006
Energean PLC 6.5% 4/30/2027 (f)	4,585,000	4,573,538
		5,178,544
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	1,110,000	1,158,410
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	2,225,000	2,300,650
		3,459,060
TOTAL ISRAEL		8,637,604
LUXEMBOURG - 0.2%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA 5.75% 8/15/2029 (f)	3,915,000	2,848,241
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (f)	562,000	528,022
TOTAL COMMUNICATION SERVICES		3,376,263

Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (f)	345,000	291,232
TOTAL LUXEMBOURG		3,667,495
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (f)	225,000	227,024
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (f)	1,455,000	1,373,301
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (f)	455,000	449,313
IHS Holding Ltd 7.875% 5/29/2030 (f)	1,020,000	1,036,297

TOTAL NIGERIA		1,485,610
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (f)	1,005,000	1,028,111
TGS ASA 8.5% 1/15/2030 (f)	1,925,000	1,993,338

TOTAL NORWAY		3,021,449
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (f)	3,530,000	3,530,000
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (f)	3,105,000	3,164,573
TOTAL PANAMA		6,694,573
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (f)	1,785,000	1,813,382
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (f)	3,325,000	2,902,160
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (f)	660,000	638,181
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	2,540,000	2,459,427
TOTAL SPAIN		3,097,608
SWITZERLAND - 0.3%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (f)	604,000	583,344
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (f)	435,000	441,424
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (f)	440,000	457,604
		1,482,372
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	2,085,000	1,481,810
Consolidated Energy Finance SA 6.5% 5/15/2026 (f)	1,255,000	1,202,220
		2,684,030
TOTAL SWITZERLAND		4,166,402
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (f)	1,055,000	1,094,563
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (f)	1,545,000	1,544,073
UNITED KINGDOM - 1.0%
Communication Services - 0.2%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (f)	1,815,000	1,686,835
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (f)	1,025,000	935,823
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (f)	745,000	747,162
		1,682,985
TOTAL COMMUNICATION SERVICES		3,369,820

Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (f)	1,375,000	1,393,037
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (f)	5,900,000	6,462,336
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (f)	1,055,000	1,019,101
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (f)	665,000	623,231
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (f)	2,390,000	2,414,770
TOTAL UNITED KINGDOM		15,282,295
UNITED STATES - 67.1%
Communication Services - 6.7%
Diversified Telecommunication Services - 2.0%
Cablevision Lightpath LLC 3.875% 9/15/2027 (f)	1,980,000	1,939,715
Cablevision Lightpath LLC 5.625% 9/15/2028 (f)	2,470,000	2,444,769
Frontier Communications Holdings LLC 5.875% 11/1/2029	1,385,000	1,400,862
Frontier Communications Holdings LLC 8.75% 5/15/2030 (f)	1,320,000	1,380,861
Level 3 Financing Inc 3.875% 10/15/2030 (f)(m)	2,880,000	2,580,300
Level 3 Financing Inc 4% 4/15/2031 (f)(m)	2,735,000	2,440,988
Level 3 Financing Inc 4.5% 4/1/2030 (f)	2,100,000	1,939,875
Level 3 Financing Inc 4.875% 6/15/2029 (f)	1,090,000	1,042,312
Level 3 Financing Inc 6.875% 6/30/2033 (f)	5,675,000	5,812,829
Level 3 Financing Inc 7% 3/31/2034 (f)	3,300,000	3,390,430
Windstream Services LLC 7.5% 10/15/2033 (f)	3,095,000	3,089,398
WULF Compute LLC 7.75% 10/15/2030 (f)	2,960,000	3,075,070
		30,537,409
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/15/2034 (f)	1,455,000	1,481,039
Media - 4.6%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (f)(m)	2,145,000	1,801,207
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (m)	4,340,000	3,860,038
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (f)	675,000	632,754
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (f)(m)	3,090,000	2,797,437
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (f)	4,510,000	4,288,402
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (f)	1,495,000	1,479,995
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (f)	1,705,000	1,682,705
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (f)	1,445,000	1,490,168
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (f)	2,165,000	2,263,863
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (f)	780,000	765,373
CMG Media Corp 8.875% 6/18/2029 (f)	485,000	424,175
CSC Holdings LLC 3.375% 2/15/2031 (f)	4,650,000	2,813,581
CSC Holdings LLC 4.125% 12/1/2030 (f)	5,990,000	3,684,515
CSC Holdings LLC 4.5% 11/15/2031 (f)	3,210,000	1,966,296
CSC Holdings LLC 4.625% 12/1/2030 (f)	2,200,000	794,988
CSC Holdings LLC 5.375% 2/1/2028 (f)	1,220,000	1,011,712
DISH DBS Corp 5.125% 6/1/2029	2,657,000	2,293,726
DISH DBS Corp 7.75% 7/1/2026	1,505,000	1,489,591
DISH Network Corp 11.75% 11/15/2027 (f)	2,115,000	2,226,636
EchoStar Corp 10.75% 11/30/2029	5,004,806	5,509,664
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	4,120,384	4,251,865
EW Scripps Co/The 9.875% 8/15/2030 (f)	4,255,000	4,035,172
Sirius XM Radio LLC 4% 7/15/2028 (f)	2,200,000	2,138,227
Sirius XM Radio LLC 5.5% 7/1/2029 (f)(m)	660,000	660,924
TEGNA Inc 4.625% 3/15/2028 (m)	430,000	424,411
TEGNA Inc 5% 9/15/2029	725,000	719,576
Univision Communications Inc 4.5% 5/1/2029 (f)(m)	2,170,000	2,039,505
Univision Communications Inc 7.375% 6/30/2030 (f)(m)	445,000	446,497
Univision Communications Inc 8% 8/15/2028 (f)	1,125,000	1,158,125
Univision Communications Inc 8.5% 7/31/2031 (f)(m)	3,520,000	3,600,274
Univision Communications Inc 9.375% 8/1/2032 (f)	3,600,000	3,800,062
Warnermedia Holdings Inc 5.05% 3/15/2042 (m)	2,420,000	1,942,607
Warnermedia Holdings Inc 5.141% 3/15/2052	600,000	456,000
		68,950,071
TOTAL COMMUNICATION SERVICES		100,968,519

Consumer Discretionary - 10.5%
Automobile Components - 0.8%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (f)	1,140,000	1,143,390
American Axle & Manufacturing Inc 7.75% 10/15/2033 (f)	2,150,000	2,153,028
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (f)	2,955,000	3,023,503
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (f)	2,900,000	3,006,372
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	395,000	404,589
Patrick Industries Inc 6.375% 11/1/2032 (f)	2,195,000	2,238,015
		11,968,897
Automobiles - 0.2%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (f)	245,000	223,997
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (f)	415,000	412,532
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (f)	1,495,000	1,482,089
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (f)	1,415,000	1,260,294
		3,378,912
Broadline Retail - 0.6%
Match Group Holdings II LLC 3.625% 10/1/2031 (f)	640,000	580,135
Match Group Holdings II LLC 4.125% 8/1/2030 (f)	1,045,000	983,564
Saks Global Enterprises LLC 11% 12/15/2029 (f)	2,712,420	1,186,629
Wayfair LLC 7.25% 10/31/2029 (f)(m)	2,005,000	2,073,310
Wayfair LLC 7.75% 9/15/2030 (f)(m)	3,420,000	3,607,697
		8,431,335
Diversified Consumer Services - 1.2%
Service Corp International/US 4% 5/15/2031 (m)	1,665,000	1,577,026
Service Corp International/US 5.125% 6/1/2029	597,000	597,288
Service Corp International/US 5.75% 10/15/2032	3,490,000	3,540,791
Sotheby's 7.375% 10/15/2027 (f)	5,100,000	5,080,346
StoneMor Inc 8.5% 5/15/2029 (f)	2,225,000	2,202,189
TKC Holdings Inc 10.5% 5/15/2029 (f)	2,770,000	2,848,599
TKC Holdings Inc 6.875% 5/15/2028 (f)	2,260,000	2,278,905
		18,125,144
Hotels, Restaurants & Leisure - 4.7%
Aramark Services Inc 5% 2/1/2028 (f)	1,560,000	1,557,842
Caesars Entertainment Inc 6% 10/15/2032 (f)(m)	1,170,000	1,116,149
Caesars Entertainment Inc 6.5% 2/15/2032 (f)	4,075,000	4,108,933
Caesars Entertainment Inc 7% 2/15/2030 (f)	1,305,000	1,342,739
Carnival Corp 5.125% 5/1/2029 (f)	1,490,000	1,508,420
Carnival Corp 5.75% 3/15/2030 (f)	1,400,000	1,442,035
Carnival Corp 5.75% 8/1/2032 (f)	1,735,000	1,782,335
Carnival Corp 5.875% 6/15/2031 (f)	2,630,000	2,712,320
Carnival Corp 6.125% 2/15/2033 (f)	2,785,000	2,871,809
Carnival Corp 7% 8/15/2029 (f)	2,465,000	2,592,159
Churchill Downs Inc 4.75% 1/15/2028 (f)	560,000	554,961
Churchill Downs Inc 6.75% 5/1/2031 (f)(m)	2,045,000	2,090,892
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	2,730,000	2,612,022
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	4,820,000	4,467,864
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (f)	2,960,000	2,726,955
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	495,000	478,792
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	1,805,000	1,715,356
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (f)(m)	1,440,000	1,467,000
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (f)	995,000	1,019,904
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (f)	685,000	699,256
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (f)	2,585,000	2,623,204
Life Time Inc 6% 11/15/2031 (f)	2,920,000	2,961,026
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (f)	1,050,000	820,208
NCL Finance Ltd 6.125% 3/15/2028 (f)	1,395,000	1,424,494
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (f)	2,745,000	2,791,654
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (f)	1,145,000	1,166,566
Royal Caribbean Cruises Ltd 6% 2/1/2033 (f)	2,795,000	2,869,654
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	1,730,000	1,785,420
Station Casinos LLC 4.5% 2/15/2028 (f)(m)	1,665,000	1,638,921
Station Casinos LLC 6.625% 3/15/2032 (f)(m)	2,735,000	2,779,761
Viking Cruises Ltd 5.875% 10/15/2033 (f)	2,975,000	3,024,286
Viking Cruises Ltd 9.125% 7/15/2031 (f)	520,000	557,101
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (f)	630,000	629,378
VOC Escrow Ltd 5% 2/15/2028 (f)	865,000	862,600
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (f)(m)	2,025,000	2,174,593
Yum! Brands Inc 3.625% 3/15/2031	545,000	511,674
Yum! Brands Inc 4.625% 1/31/2032	3,085,000	3,012,565
Yum! Brands Inc 5.375% 4/1/2032 (m)	435,000	439,773
		70,940,621
Household Durables - 1.1%
Century Communities Inc 6.625% 9/15/2033 (f)	1,480,000	1,475,612
LGI Homes Inc 7% 11/15/2032 (f)(m)	3,050,000	2,926,903
LGI Homes Inc 8.75% 12/15/2028 (f)	960,000	998,395
New Home Co Inc/The 8.5% 11/1/2030 (f)	845,000	874,421
Newell Brands Inc 6.375% 5/15/2030 (m)	605,000	574,750
Newell Brands Inc 6.375% 9/15/2027 (m)	555,000	553,529
Newell Brands Inc 8.5% 6/1/2028 (f)	995,000	1,020,787
Somnigroup International Inc 3.875% 10/15/2031 (f)(m)	1,560,000	1,441,392
TopBuild Corp 4.125% 2/15/2032 (f)	1,390,000	1,309,148
TopBuild Corp 5.625% 1/31/2034 (f)	2,380,000	2,389,654
Whirlpool Corp 6.125% 6/15/2030	795,000	787,190
Whirlpool Corp 6.5% 6/15/2033 (m)	1,830,000	1,785,415
		16,137,196
Specialty Retail - 1.8%
Asbury Automotive Group Inc 4.75% 3/1/2030	870,000	850,355
Asbury Automotive Group Inc 5% 2/15/2032 (f)	1,195,000	1,150,717
Bath & Body Works Inc 6.625% 10/1/2030 (f)(m)	1,625,000	1,670,235
Bath & Body Works Inc 6.694% 1/15/2027 (m)	625,000	637,827
Bath & Body Works Inc 6.95% 3/1/2033 (m)	1,370,000	1,418,505
Carvana Co 10.25% 5/1/2030 (f)	150,000	161,999
Carvana Co 4.875% 9/1/2029 (f)	1,480,000	1,369,000
Carvana Co 5.5% 4/15/2027 (f)	1,025,000	1,009,625
Carvana Co 5.875% 10/1/2028 (f)	507,000	495,593
Carvana Co 9% 6/1/2030 pay-in-kind (e)(f)	974,652	1,017,898
Carvana Co 9% 6/1/2031 pay-in-kind (e)(f)	1,330,538	1,480,542
Group 1 Automotive Inc 6.375% 1/15/2030 (f)	1,330,000	1,356,612
LBM Acquisition LLC 6.25% 1/15/2029 (f)	1,015,000	925,812
LBM Acquisition LLC 9.5% 6/15/2031 (f)	2,890,000	3,023,663
Michaels Cos Inc/The 5.25% 5/1/2028 (f)	730,000	681,659
Park River Holdings Inc 8% 3/15/2031 (f)	560,000	576,488
SGUS LLC 11% 12/15/2029 (f)	1,725,307	1,488,095
Staples Inc 10.75% 9/1/2029 (f)	4,925,000	4,772,713
Wand NewCo 3 Inc 7.625% 1/30/2032 (f)(m)	825,000	862,236
White Cap Supply Holdings LLC 7.375% 11/15/2030 (f)	1,290,000	1,304,903
		26,254,477
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (f)(m)	2,840,000	2,607,544
TOTAL CONSUMER DISCRETIONARY		157,844,126

Consumer Staples - 2.8%
Beverages - 0.2%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	2,285,000	2,286,405
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (f)	295,000	294,574
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	2,690,000	2,563,725
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	1,855,000	1,831,926
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (f)(o)	1,320,000	1,330,434
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (f)(o)	745,000	748,283
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (f)	1,495,000	1,536,763
C&S Group Enterprises LLC 5% 12/15/2028 (f)	2,450,000	2,234,231
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)	2,400,000	2,512,821
Performance Food Group Inc 4.25% 8/1/2029 (f)	2,690,000	2,623,413
Performance Food Group Inc 6.125% 9/15/2032 (f)	970,000	995,897
US Foods Inc 4.625% 6/1/2030 (f)	820,000	804,688
US Foods Inc 4.75% 2/15/2029 (f)	2,180,000	2,155,883
US Foods Inc 5.75% 4/15/2033 (f)(m)	2,960,000	2,998,971
US Foods Inc 7.25% 1/15/2032 (f)	1,225,000	1,285,232
		23,916,841
Food Products - 1.0%
Darling Ingredients Inc 6% 6/15/2030 (f)	1,225,000	1,238,104
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	2,370,000	2,550,282
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)(m)	3,660,000	3,534,976
Pilgrim's Pride Corp 3.5% 3/1/2032	2,515,000	2,305,118
Post Holdings Inc 4.625% 4/15/2030 (f)(m)	880,000	853,197
Post Holdings Inc 5.5% 12/15/2029 (f)	2,110,000	2,111,060
Post Holdings Inc 6.375% 3/1/2033 (f)(m)	1,535,000	1,554,639
TreeHouse Foods Inc 4% 9/1/2028 (m)	1,530,000	1,489,790
		15,637,166
TOTAL CONSUMER STAPLES		41,840,412

Energy - 8.6%
Energy Equipment & Services - 1.8%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (f)	690,000	692,936
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (f)	2,090,000	2,147,981
Kodiak Gas Services LLC 6.5% 10/1/2033 (f)	880,000	901,769
Kodiak Gas Services LLC 6.75% 10/1/2035 (f)	1,465,000	1,508,679
Kodiak Gas Services LLC 7.25% 2/15/2029 (f)	1,950,000	2,024,943
Nabors Industries Inc 7.375% 5/15/2027 (f)	561,000	568,835
Nabors Industries Inc 8.875% 8/15/2031 (f)	610,000	579,674
Nabors Industries Ltd 7.5% 1/15/2028 (f)	3,495,000	3,511,217
SESI LLC 7.875% 9/30/2030 (f)	1,490,000	1,462,287
Transocean International Ltd 7.875% 10/15/2032 (f)	415,000	427,387
Transocean International Ltd 8.25% 5/15/2029 (f)	4,065,000	4,088,797
Transocean International Ltd 8.5% 5/15/2031 (f)	1,510,000	1,499,150
Transocean International Ltd 8.75% 2/15/2030 (f)	686,250	720,102
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (f)	1,680,000	1,686,450
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (f)	1,630,000	1,683,529
Valaris Ltd 8.375% 4/30/2030 (f)	710,000	740,463
WBI Operating LLC 6.25% 10/15/2030 (f)	1,490,000	1,488,585
WBI Operating LLC 6.5% 10/15/2033 (f)	1,490,000	1,489,806
		27,222,590
Oil, Gas & Consumable Fuels - 6.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (f)	1,485,000	1,482,868
California Resources Corp 8.25% 6/15/2029 (f)	3,635,000	3,781,352
CITGO Petroleum Corp 8.375% 1/15/2029 (f)	1,230,000	1,279,073
CNX Resources Corp 7.25% 3/1/2032 (f)(m)	2,720,000	2,835,995
CNX Resources Corp 7.375% 1/15/2031 (f)(m)	625,000	646,938
Comstock Resources Inc 5.875% 1/15/2030 (f)	2,050,000	1,951,003
Comstock Resources Inc 6.75% 3/1/2029 (f)	3,005,000	2,978,976
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	2,545,000	2,517,960
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	1,560,000	1,687,850
CVR Energy Inc 8.5% 1/15/2029 (f)	3,440,000	3,525,443
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	1,885,000	1,894,263
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (f)	730,000	740,594
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (f)	2,305,000	2,405,793
DT Midstream Inc 4.125% 6/15/2029 (f)	1,140,000	1,115,669
DT Midstream Inc 4.375% 6/15/2031 (f)	645,000	626,136
Energy Transfer LP 6.5% 2/15/2056 (e)	1,455,000	1,441,822
Energy Transfer LP 6.75% 2/15/2056 (e)	730,000	732,261
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	2,210,000	2,237,015
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	540,000	547,647
Harvest Midstream I LP 7.5% 5/15/2032 (f)	2,535,000	2,627,094
Harvest Midstream I LP 7.5% 9/1/2028 (f)	1,110,000	1,122,160
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,115,000	1,085,991
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	3,025,000	3,018,187
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	2,120,000	2,133,943
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (f)	1,640,000	1,690,045
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (f)	1,380,000	1,446,051
Kinetik Holdings LP 5.875% 6/15/2030 (f)	1,820,000	1,833,603
Kinetik Holdings LP 6.625% 12/15/2028 (f)	955,000	980,854
Matador Resources Co 6.25% 4/15/2033 (f)	720,000	718,936
Matador Resources Co 6.5% 4/15/2032 (f)	2,025,000	2,043,660
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	1,035,000	999,027
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	1,545,000	1,437,785
Northern Oil & Gas Inc 7.875% 10/15/2033 (f)	2,365,000	2,303,516
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	3,150,000	3,210,448
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	3,780,000	3,797,120
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	2,750,000	2,915,374
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	1,573,000	1,573,000
Permian Resources Operating LLC 7% 1/15/2032 (f)	2,785,000	2,889,438
Prairie Acquiror LP 9% 8/1/2029 (f)	1,330,000	1,365,080
Rockies Express Pipeline LLC 4.8% 5/15/2030 (f)	145,000	141,899
Rockies Express Pipeline LLC 4.95% 7/15/2029 (f)	1,480,000	1,467,280
Rockies Express Pipeline LLC 6.75% 3/15/2033 (f)	1,195,000	1,250,737
Rockies Express Pipeline LLC 6.875% 4/15/2040 (f)	435,000	448,506
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029 (m)	4,570,000	4,481,086
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	875,000	876,454
Sunoco LP 5.625% 3/15/2031 (f)	1,480,000	1,480,955
Sunoco LP 6.25% 7/1/2033 (f)	1,405,000	1,434,668
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (f)	2,965,000	2,947,128
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (f)	2,505,000	2,462,775
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (f)	740,000	734,309
Venture Global Calcasieu 3.875% 8/15/2029 (f)	770,000	729,415
Venture Global LNG Inc 7% 1/15/2030 (f)(m)	425,000	430,091
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	2,835,000	2,969,530
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	2,715,000	2,875,486
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	2,680,000	2,947,193
		101,297,482
TOTAL ENERGY		128,520,072

Financials - 7.3%
Capital Markets - 1.2%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (f)	1,560,000	1,554,445
Coinbase Global Inc 3.375% 10/1/2028 (f)	1,510,000	1,436,272
Focus Financial Partners LLC 6.75% 9/15/2031 (f)	2,340,000	2,411,778
Hightower Holding LLC 6.75% 4/15/2029 (f)	1,120,000	1,121,186
Hightower Holding LLC 9.125% 1/31/2030 (f)	2,630,000	2,818,968
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (f)	970,000	942,612
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (f)	2,775,000	2,823,774
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (f)	1,965,000	2,049,829
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (f)	2,005,000	2,098,160
		17,257,024
Consumer Finance - 0.7%
Ally Financial Inc 5.75% 11/20/2025	110,000	109,979
Ally Financial Inc 6.7% 2/14/2033 (m)	1,760,000	1,834,936
Encore Capital Group Inc 6.625% 4/15/2031 (f)	740,000	734,369
OneMain Finance Corp 3.5% 1/15/2027	2,975,000	2,926,801
OneMain Finance Corp 3.875% 9/15/2028	3,005,000	2,899,609
OneMain Finance Corp 6.125% 5/15/2030 (m)	850,000	859,996
OneMain Finance Corp 7.125% 9/15/2032 (m)	775,000	799,892
PRA Group Inc 5% 10/1/2029 (f)(m)	795,000	723,244
		10,888,826
Financial Services - 2.6%
Block Inc 3.5% 6/1/2031 (m)	3,117,000	2,902,202
Block Inc 5.625% 8/15/2030 (f)	1,365,000	1,385,624
Block Inc 6% 8/15/2033 (f)	1,080,000	1,104,295
Block Inc 6.5% 5/15/2032	2,720,000	2,822,147
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (f)	1,490,000	1,503,744
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	2,275,000	2,283,531
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	3,485,000	2,997,386
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (m)	2,915,000	2,864,568
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,320,000	1,270,508
NFE Financing LLC 12% 11/15/2029 (f)	2,003,273	488,205
PennyMac Financial Services Inc 6.75% 2/15/2034 (f)	1,740,000	1,783,474
Rocket Cos Inc 6.125% 8/1/2030 (f)	1,720,000	1,774,185
Rocket Cos Inc 6.375% 8/1/2033 (f)	2,270,000	2,364,727
Rocket Cos Inc 6.5% 8/1/2029 (f)	2,095,000	2,173,006
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (f)	2,200,000	2,272,233
UWM Holdings LLC 6.25% 3/15/2031 (f)	750,000	748,651
UWM Holdings LLC 6.625% 2/1/2030 (f)	1,510,000	1,538,365
Walker & Dunlop Inc 6.625% 4/1/2033 (f)	1,375,000	1,407,110
WEX Inc 6.5% 3/15/2033 (f)	1,665,000	1,702,741
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (f)	3,220,000	3,288,090
		38,674,792
Insurance - 2.5%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (f)	435,000	417,602
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	1,000,000	990,013
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	705,000	723,020
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (f)	1,485,000	1,547,134
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (f)	950,000	997,266
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (f)	3,010,000	2,964,255
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	1,365,000	1,361,216
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	6,945,000	6,971,343
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	540,000	549,804
AmWINS Group Inc 4.875% 6/30/2029 (f)	2,160,000	2,086,109
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (f)	2,255,000	2,322,650
Athene Holding Ltd 6.875% 6/28/2055 (e)	2,125,000	2,133,028
HUB International Ltd 5.625% 12/1/2029 (f)	965,000	962,121
HUB International Ltd 7.25% 6/15/2030 (f)	3,995,000	4,170,772
HUB International Ltd 7.375% 1/31/2032 (f)	2,145,000	2,223,126
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	2,970,000	3,069,427
Ryan Specialty LLC 5.875% 8/1/2032 (f)	2,940,000	2,989,042
USI Inc/NY 7.5% 1/15/2032 (f)	1,335,000	1,382,205
		37,860,133
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc 5.25% 10/15/2028 (f)	745,000	747,699
Starwood Property Trust Inc 6.5% 10/15/2030 (f)	1,400,000	1,456,598
Starwood Property Trust Inc 6.5% 7/1/2030 (f)	2,030,000	2,111,310
		4,315,607
TOTAL FINANCIALS		108,996,382

Health Care - 5.3%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (f)	875,000	774,431
Health Care Equipment & Supplies - 0.9%
Avantor Funding Inc 3.875% 11/1/2029 (f)	1,345,000	1,277,432
Avantor Funding Inc 4.625% 7/15/2028 (f)	885,000	870,780
Hologic Inc 3.25% 2/15/2029 (f)	840,000	829,164
Insulet Corp 6.5% 4/1/2033 (f)	675,000	703,249
Medline Borrower LP 3.875% 4/1/2029 (f)	6,955,000	6,755,437
Medline Borrower LP 5.25% 10/1/2029 (f)	860,000	856,727
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	2,740,000	2,818,783
		14,111,572
Health Care Providers & Services - 3.0%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (f)(m)	2,125,000	2,196,749
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	4,055,000	3,619,904
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)	3,010,000	2,821,506
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	880,000	739,391
CHS/Community Health Systems Inc 6.875% 4/15/2029 (f)	785,000	711,705
CHS/Community Health Systems Inc 9.75% 1/15/2034 (f)	2,170,000	2,297,568
CVS Health Corp 6.75% 12/10/2054 (e)	830,000	862,559
CVS Health Corp 7% 3/10/2055 (e)	3,370,000	3,540,795
DaVita Inc 3.75% 2/15/2031 (f)	855,000	784,994
DaVita Inc 4.625% 6/1/2030 (f)	2,960,000	2,858,342
DaVita Inc 6.75% 7/15/2033 (f)	1,920,000	1,990,727
DaVita Inc 6.875% 9/1/2032 (f)	700,000	725,151
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)	575,000	545,018
HealthEquity Inc 4.5% 10/1/2029 (f)	1,865,000	1,814,922
Humana Inc 5.875% 3/1/2033	1,085,000	1,143,449
ModivCare Inc 5% 10/1/2029 (f)(h)	215,000	1,075
Molina Healthcare Inc 3.875% 11/15/2030 (f)	1,465,000	1,351,347
Molina Healthcare Inc 6.25% 1/15/2033 (f)	2,535,000	2,551,566
Surgery Center Holdings Inc 7.25% 4/15/2032 (f)	825,000	848,852
Tenet Healthcare Corp 4.25% 6/1/2029	2,790,000	2,727,706
Tenet Healthcare Corp 4.375% 1/15/2030	1,005,000	980,854
Tenet Healthcare Corp 6.125% 10/1/2028 (m)	3,035,000	3,038,912
Tenet Healthcare Corp 6.125% 6/15/2030	2,820,000	2,872,313
Tenet Healthcare Corp 6.75% 5/15/2031 (m)	390,000	404,617
US Acute Care Solutions LLC 9.75% 5/15/2029 (f)	2,740,000	2,790,169
		44,220,191
Health Care Technology - 0.4%
IQVIA Inc 6.25% 6/1/2032 (f)	3,475,000	3,621,874
IQVIA Inc 6.5% 5/15/2030 (f)	2,720,000	2,824,851
		6,446,725
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	1,195,000	1,145,707
Charles River Laboratories International Inc 4% 3/15/2031 (f)	465,000	438,380
		1,584,087
Pharmaceuticals - 0.9%
1261229 BC Ltd 10% 4/15/2032 (f)	6,955,000	7,270,129
Bausch Health Cos Inc 11% 9/30/2028 (f)	1,290,000	1,352,230
Bausch Health Cos Inc 5.25% 1/30/2030 (f)	530,000	381,676
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,455,000	1,425,603
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)(m)	745,000	708,806
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)(m)	1,720,000	1,318,443
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (f)(m)	610,000	546,514
		13,003,401
TOTAL HEALTH CARE		80,140,407

Industrials - 9.5%
Aerospace & Defense - 1.9%
ATI Inc 4.875% 10/1/2029	1,440,000	1,432,522
ATI Inc 5.875% 12/1/2027	1,230,000	1,231,375
BWX Technologies Inc 4.125% 6/30/2028 (f)	3,247,000	3,171,824
Moog Inc 4.25% 12/15/2027 (f)	715,000	707,038
Spirit AeroSystems Inc 9.75% 11/15/2030 (f)	965,000	1,060,216
TransDigm Inc 6% 1/15/2033 (f)	4,265,000	4,332,741
TransDigm Inc 6.25% 1/31/2034 (f)(m)	485,000	501,247
TransDigm Inc 6.375% 3/1/2029 (f)	6,800,000	6,953,000
TransDigm Inc 6.375% 5/31/2033 (f)	5,150,000	5,249,560
TransDigm Inc 6.75% 1/31/2034 (f)	2,495,000	2,585,526
TransDigm Inc 6.75% 8/15/2028 (f)	1,630,000	1,662,600
		28,887,649
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (f)(m)	3,580,000	3,659,745
Building Products - 0.9%
Advanced Drainage Systems Inc 5% 9/30/2027 (f)	824,000	821,978
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	1,375,000	1,400,759
Builders FirstSource Inc 4.25% 2/1/2032 (f)(m)	2,210,000	2,090,979
Builders FirstSource Inc 6.75% 5/15/2035 (f)	2,075,000	2,178,651
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (f)(m)	2,320,000	2,144,646
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (f)	3,300,000	3,392,502
Masterbrand Inc 7% 7/15/2032 (f)	715,000	741,665
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)(m)	1,060,000	1,028,517
		13,799,697
Commercial Services & Supplies - 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (f)	2,010,000	2,062,053
Allied Universal Holdco LLC 7.875% 2/15/2031 (f)	2,290,000	2,384,384
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	2,190,000	2,144,949
Artera Services LLC 8.5% 2/15/2031 (f)(m)	8,530,000	7,361,298
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	3,885,000	3,738,048
Clean Harbors Inc 5.75% 10/15/2033 (f)(m)	745,000	761,386
Clean Harbors Inc 6.375% 2/1/2031 (f)	1,635,000	1,675,087
CoreCivic Inc 4.75% 10/15/2027	3,661,000	3,630,012
CoreCivic Inc 8.25% 4/15/2029	1,365,000	1,437,488
GEO Group Inc/The 10.25% 4/15/2031	2,710,000	2,967,729
GEO Group Inc/The 8.625% 4/15/2029	1,375,000	1,451,062
GFL Environmental Inc 6.75% 1/15/2031 (f)	930,000	972,897
Madison IAQ LLC 4.125% 6/30/2028 (f)	865,000	846,981
Madison IAQ LLC 5.875% 6/30/2029 (f)	2,465,000	2,415,469
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	5,140,000	5,075,751
Waste Pro USA Inc 7% 2/1/2033 (f)	1,260,000	1,309,674
Williams Scotsman Inc 6.625% 4/15/2030 (f)	985,000	1,018,597
		41,252,865
Construction & Engineering - 0.6%
AECOM 6% 8/1/2033 (f)	2,885,000	2,960,760
Pike Corp 5.5% 9/1/2028 (f)	1,847,000	1,843,068
Pike Corp 8.625% 1/31/2031 (f)	1,425,000	1,520,498
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (f)	2,325,000	2,327,812
		8,652,138
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (f)	1,040,000	1,013,519
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (f)(m)	275,000	280,664
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (f)(m)	695,000	711,957
Genesee & Wyoming Inc 6.25% 4/15/2032 (f)	2,040,000	2,081,181
XPO Inc 6.25% 6/1/2028 (f)	335,000	341,612
XPO Inc 7.125% 2/1/2032 (f)	1,650,000	1,735,141
XPO Inc 7.125% 6/1/2031 (f)(m)	550,000	574,263
		5,724,818
Machinery - 0.4%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (e)(f)	2,360,000	2,533,852
Enpro Inc 6.125% 6/1/2033 (f)	2,090,000	2,137,999
Mueller Water Products Inc 4% 6/15/2029 (f)	1,905,000	1,840,189
		6,512,040
Passenger Airlines - 0.1%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (f)	280,000	286,495
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (f)	830,000	865,925
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (f)	745,000	732,256
		1,884,676
Professional Services - 1.1%
Amentum Holdings Inc 7.25% 8/1/2032 (f)(m)	3,010,000	3,132,522
CACI International Inc 6.375% 6/15/2033 (f)	2,710,000	2,817,641
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (f)	2,140,000	1,996,442
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (f)	2,505,000	2,392,131
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (f)	1,545,000	1,564,049
Science Applications International Corp 4.875% 4/1/2028 (f)	1,130,000	1,121,259
Science Applications International Corp 5.875% 11/1/2033 (f)	2,240,000	2,233,414
TriNet Group Inc 3.5% 3/1/2029 (f)	595,000	558,752
TriNet Group Inc 7.125% 8/15/2031 (f)	1,320,000	1,369,563
		17,185,773
Trading Companies & Distributors - 0.9%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (f)	860,000	867,454
FTAI Aviation Investors LLC 7% 6/15/2032 (f)	680,000	712,209
FTAI Aviation Investors LLC 7.875% 12/1/2030 (f)(m)	1,860,000	1,976,695
Herc Holdings Inc 7% 6/15/2030 (f)	2,045,000	2,140,459
Herc Holdings Inc 7.25% 6/15/2033 (f)(m)	1,975,000	2,082,248
QXO Building Products Inc 6.75% 4/30/2032 (f)	1,425,000	1,475,236
United Rentals North America Inc 6% 12/15/2029 (f)	545,000	559,359
United Rentals North America Inc 6.125% 3/15/2034 (f)	3,415,000	3,563,508
		13,377,168
TOTAL INDUSTRIALS		141,950,088

Information Technology - 4.7%
Communications Equipment - 0.2%
CommScope LLC 9.5% 12/15/2031 (f)	1,505,000	1,533,010
Viasat Inc 6.5% 7/15/2028 (f)	1,390,000	1,349,134
		2,882,144
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp 5% 12/15/2029 (f)	2,885,000	2,854,137
Lightning Power LLC 7.25% 8/15/2032 (f)	1,730,000	1,832,516
Sensata Technologies Inc 3.75% 2/15/2031 (f)	545,000	506,565
Sensata Technologies Inc 6.625% 7/15/2032 (f)(m)	685,000	713,097
TTM Technologies Inc 4% 3/1/2029 (f)	2,950,000	2,848,907
		8,755,222
IT Services - 1.2%
Ahead DB Holdings LLC 6.625% 5/1/2028 (f)	2,405,000	2,422,747
ASGN Inc 4.625% 5/15/2028 (f)	1,025,000	1,006,681
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (f)	3,665,000	3,653,300
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (f)(m)	1,060,000	1,057,613
CoreWeave Inc 9% 2/1/2031 (f)	2,940,000	2,948,599
CoreWeave Inc 9.25% 6/1/2030 (f)	3,545,000	3,579,479
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (f)	2,070,000	1,971,047
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	625,000	624,289
Sabre GLBL Inc 11.125% 7/15/2030 (f)	1,390,000	1,313,550
		18,577,305
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (f)(m)	2,690,000	2,557,592
Entegris Inc 5.95% 6/15/2030 (f)(m)	3,270,000	3,319,835
ON Semiconductor Corp 3.875% 9/1/2028 (f)	1,480,000	1,440,033
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (e)	347,977	299,260
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (e)(f)	715,985	788,479
		8,405,199
Software - 1.8%
Cloud Software Group Inc 6.5% 3/31/2029 (f)	3,455,000	3,481,078
Cloud Software Group Inc 6.625% 8/15/2033 (f)	585,000	586,340
Cloud Software Group Inc 9% 9/30/2029 (f)	3,480,000	3,599,504
Elastic NV 4.125% 7/15/2029 (f)	2,200,000	2,120,629
Ellucian Holdings Inc 6.5% 12/1/2029 (f)	290,000	293,498
Fair Isaac Corp 6% 5/15/2033 (f)	3,455,000	3,516,831
Gen Digital Inc 6.25% 4/1/2033 (f)	1,740,000	1,791,231
Gen Digital Inc 7.125% 9/30/2030 (f)(m)	545,000	562,458
Rackspace Finance LLC 3.5% 5/15/2028 (f)	2,262,850	882,512
SS&C Technologies Inc 5.5% 9/30/2027 (f)	440,000	440,247
SS&C Technologies Inc 6.5% 6/1/2032 (f)	2,710,000	2,809,544
UKG Inc 6.875% 2/1/2031 (f)	1,605,000	1,652,120
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	5,405,000	5,676,434
		27,412,426
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (f)	1,210,000	1,236,817
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (f)	1,810,000	1,854,436
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	555,000	589,663
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	670,000	713,123
		4,394,039
TOTAL INFORMATION TECHNOLOGY		70,426,335

Materials - 6.2%
Chemicals - 2.8%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (e)(f)	4,468,721	3,954,818
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (f)	2,445,000	2,563,487
Celanese US Holdings LLC 6.5% 4/15/2030 (m)	1,135,000	1,125,522
Celanese US Holdings LLC 6.75% 4/15/2033 (m)	2,110,000	2,077,749
Chemours Co/The 4.625% 11/15/2029 (f)	3,310,000	2,904,561
Chemours Co/The 5.75% 11/15/2028 (f)	3,365,000	3,224,456
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (f)	1,807,000	1,805,291
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (f)	2,315,000	2,260,387
LSB Industries Inc 6.25% 10/15/2028 (f)	985,000	971,057
Methanex US Operations Inc 6.25% 3/15/2032 (f)(m)	1,175,000	1,195,299
Olin Corp 6.625% 4/1/2033 (f)	1,400,000	1,386,387
Olympus Water US Holding Corp 4.25% 10/1/2028 (f)	590,000	565,193
Olympus Water US Holding Corp 6.25% 10/1/2029 (f)	600,000	584,846
Olympus Water US Holding Corp 7.25% 2/15/2033 (f)	2,985,000	2,971,178
Olympus Water US Holding Corp 7.25% 6/15/2031 (f)(m)	1,250,000	1,250,750
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	2,720,000	2,690,275
Scih Salt Hldgs Inc 6.625% 5/1/2029 (f)	2,410,000	2,388,759
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (f)	1,550,000	1,547,291
Tronox Inc 4.625% 3/15/2029 (f)	1,480,000	909,872
WR Grace Holdings LLC 5.625% 8/15/2029 (f)	4,580,000	4,190,882
WR Grace Holdings LLC 6.625% 8/15/2032 (f)	1,455,000	1,405,341
WR Grace Holdings LLC 7.375% 3/1/2031 (f)	440,000	440,838
		42,414,239
Construction Materials - 0.5%
Quikrete Holdings Inc 6.375% 3/1/2032 (f)	2,740,000	2,841,961
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	2,100,000	2,211,298
VM Consolidated Inc 5.5% 4/15/2029 (f)	2,020,000	1,997,584
		7,050,843
Containers & Packaging - 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (f)	4,725,000	4,405,166
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (f)	1,985,000	1,990,117
Ball Corp 2.875% 8/15/2030	545,000	498,291
Ball Corp 3.125% 9/15/2031	1,095,000	997,838
Ball Corp 5.5% 9/15/2033	2,180,000	2,206,490
Ball Corp 6% 6/15/2029	710,000	727,362
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	2,350,000	2,359,388
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (f)	1,585,000	1,590,386
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)(m)	2,175,000	2,179,448
Crown Americas LLC 5.875% 6/1/2033 (f)(m)	2,785,000	2,822,533
Graham Packaging Co Inc 7.125% 8/15/2028 (f)	2,115,000	2,105,061
Graphic Packaging International LLC 3.75% 2/1/2030 (f)	610,000	573,108
Graphic Packaging International LLC 6.375% 7/15/2032 (f)(m)	2,720,000	2,755,703
Sealed Air Corp 5% 4/15/2029 (f)	3,300,000	3,276,656
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (f)	655,000	663,516
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (f)(m)	400,000	419,889
		29,570,952
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	530,000	560,177
Alumina Pty Ltd 6.375% 9/15/2032 (f)	4,205,000	4,351,569
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	215,000	203,252
Cleveland-Cliffs Inc 6.875% 11/1/2029 (f)	730,000	749,640
Cleveland-Cliffs Inc 7% 3/15/2032 (f)(m)	1,575,000	1,610,426
Cleveland-Cliffs Inc 7.375% 5/1/2033 (f)(m)	730,000	755,243
Cleveland-Cliffs Inc 7.625% 1/15/2034 (f)	740,000	769,350
Commercial Metals Co 3.875% 2/15/2031	655,000	611,529
Commercial Metals Co 4.125% 1/15/2030	1,140,000	1,098,478
Kaiser Aluminum Corp 4.625% 3/1/2028 (f)	2,375,000	2,373,229
Kaiser Aluminum Corp 5.875% 3/1/2034 (f)	745,000	742,276
		13,825,169
TOTAL MATERIALS		92,861,203

Real Estate - 1.7%
Diversified REITs - 0.5%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	655,000	587,206
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	3,301,000	3,089,492
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (f)	1,705,000	1,596,772
Vornado Realty LP 3.4% 6/1/2031	1,595,000	1,437,527
		6,710,997
Health Care REITs - 0.4%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (f)	2,070,000	2,029,409
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	425,000	300,078
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,265,000	3,141,337
		5,470,824
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (f)(m)	1,470,000	1,427,746
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (f)(m)	540,000	552,998
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (f)(m)	1,510,000	1,558,497
		3,539,241
Real Estate Management & Development - 0.3%
Howard Hughes Corp/The 4.125% 2/1/2029 (f)	945,000	908,266
Howard Hughes Corp/The 4.375% 2/1/2031 (f)	925,000	872,095
Kennedy-Wilson Inc 4.75% 2/1/2030 (m)	1,595,000	1,473,109
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)	1,010,000	1,008,668
		4,262,138
Specialized REITs - 0.3%
Iron Mountain Inc 4.5% 2/15/2031 (f)	545,000	522,735
Iron Mountain Inc 6.25% 1/15/2033 (f)	730,000	746,591
Millrose Properties Inc 6.375% 8/1/2030 (f)	1,740,000	1,762,691
SBA Communications Corp 3.125% 2/1/2029	2,250,000	2,126,907
		5,158,924
TOTAL REAL ESTATE		25,142,124

Utilities - 3.8%
Electric Utilities - 2.9%
American Electric Power Co Inc 5.8% 3/15/2056 (e)	750,000	751,355
American Electric Power Co Inc 6.05% 3/15/2056 (e)	750,000	759,521
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)	280,000	253,546
Clearway Energy Operating LLC 3.75% 2/15/2031 (f)	2,580,000	2,389,180
Edison International 7.875% 6/15/2054 (e)	1,560,000	1,605,574
Edison International 8.125% 6/15/2053 (e)	415,000	428,308
Hawaiian Electric Co Inc 6% 10/1/2033 (f)	1,080,000	1,091,892
NRG Energy Inc 3.375% 2/15/2029 (f)	2,360,000	2,244,258
NRG Energy Inc 3.625% 2/15/2031 (f)	790,000	737,454
NRG Energy Inc 5.25% 6/15/2029 (f)	2,565,000	2,576,113
NRG Energy Inc 5.75% 1/15/2034 (f)	2,240,000	2,257,739
NRG Energy Inc 5.75% 7/15/2029 (f)	1,390,000	1,395,259
NRG Energy Inc 6% 1/15/2036 (f)	3,730,000	3,797,317
NRG Energy Inc 6.25% 11/1/2034 (f)	1,660,000	1,709,146
PG&E Corp 7.375% 3/15/2055 (e)	6,436,000	6,619,587
Sierra Pacific Power Co 6.2% 12/15/2055 (e)	2,960,000	2,957,161
Vistra Operations Co LLC 5% 7/31/2027 (f)	2,849,000	2,850,541
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	1,965,000	1,965,639
Vistra Operations Co LLC 6.875% 4/15/2032 (f)	2,660,000	2,793,907
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	2,445,000	2,594,717
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (f)(m)	965,000	992,664
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (f)(m)	815,000	852,715
		43,623,593
Independent Power and Renewable Electricity Producers - 0.7%
Alpha Generation LLC 6.25% 1/15/2034 (f)	2,240,000	2,266,031
Alpha Generation LLC 6.75% 10/15/2032 (f)(m)	3,000,000	3,082,762
Sunnova Energy Corp 5.875% (f)(h)	3,885,000	19,425
Talen Energy Supply LLC 6.25% 2/1/2034 (f)	2,240,000	2,297,006
Talen Energy Supply LLC 6.5% 2/1/2036 (f)	2,235,000	2,314,797
		9,980,021
Multi-Utilities - 0.2%
Sempra 6.375% 4/1/2056 (e)	2,920,000	3,000,329
TOTAL UTILITIES		56,603,943

TOTAL UNITED STATES		1,005,293,611
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	810,000	841,114
First Quantum Minerals Ltd 8% 3/1/2033 (f)	1,260,000	1,339,107
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	1,180,000	1,234,575
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	2,525,000	2,666,122

TOTAL ZAMBIA		6,080,918
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,157,402,975)		1,168,013,435

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Compass Diversified Holdings Series C, 7.875%	9,196	170,003
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 10%	20,500	1,586,085
Strategy Inc 9% (p)	25,748	2,559,866
		4,145,951
TOTAL UNITED STATES		4,315,954
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,108,249)		4,315,954

Preferred Securities - 3.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (e)(f)(q)	2,000,000	2,131,374
UNITED KINGDOM - 0.4%
Financials - 0.4%
Banks - 0.4%
Barclays PLC 7.625% (e)(q)	2,135,000	2,279,007
HSBC Holdings PLC 7.05% (e)(q)	2,780,000	2,976,356

TOTAL UNITED KINGDOM		5,255,363
UNITED STATES - 2.9%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energy Transfer LP Series G, 7.125% (e)(q)	2,825,000	2,999,451
Mesquite Energy Inc 7.25% (h)(i)(q)	10,580,000	1,058
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (d)(e)(q)	3,375,000	3,441,614
Sunoco LP 7.875% (e)(f)(q)	4,720,000	4,838,339
		11,280,462
Financials - 2.0%
Banks - 1.3%
Bank of America Corp 5.875% (e)(m)(q)	2,195,000	2,235,322
Bank of America Corp 6.25% (e)(q)	3,760,000	3,828,579
Citigroup Inc 6.75% (e)(q)	1,750,000	1,805,491
Citigroup Inc 6.875% (e)(q)	4,325,000	4,537,613
Citigroup Inc 6.95% (e)(q)	700,000	730,412
Citigroup Inc 7.125% (e)(q)	1,705,000	1,784,453
JPMorgan Chase & Co 6.5% (e)(q)	2,785,000	2,905,765
Wells Fargo & Co 7.625% (e)(m)(q)	615,000	662,530
		18,490,165
Capital Markets - 0.3%
Charles Schwab Corp/The 4% (e)(q)	1,405,000	1,326,904
Goldman Sachs Group Inc/The 6.125% (e)(m)(q)	720,000	755,097
Goldman Sachs Group Inc/The 6.85% (e)(q)	2,520,000	2,661,122
		4,743,123
Consumer Finance - 0.4%
Ally Financial Inc 4.7% (e)(q)	1,785,000	1,678,051
Ally Financial Inc 4.7% (e)(m)(q)	4,760,000	4,708,269
		6,386,320
TOTAL FINANCIALS		29,619,608

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (e)(q)	1,070,000	1,035,944
Aircastle Ltd 5.25% (e)(f)(q)	225,000	225,131
		1,261,075
Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (e)(q)	1,565,000	1,536,586
TOTAL UNITED STATES		43,697,731
TOTAL PREFERRED SECURITIES (Cost $57,752,153)		51,084,468

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.18	23,423,929	23,428,613
Fidelity Securities Lending Cash Central Fund (r)(s)	4.18	87,530,494	87,539,248
TOTAL MONEY MARKET FUNDS (Cost $110,967,861)			110,967,861

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $1,540,158,385)	1,576,260,457
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(78,200,140)
NET ASSETS - 100.0%	1,498,060,317

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	95	12/31/2025	10,380,234	28,212	28,212

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,786,914 or 1.5% of net assets.

(c)	Affiliated fund.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,038,389,668 or 69.3% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Non-income producing - Security is in default.
(i)	Level 3 security.
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Non-income producing.
(l)	Zero coupon bond which is issued at a discount.
(m)	Security or a portion of the security is on loan at period end.
(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $605,006 or 0.0% of net assets.

(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Security is perpetual in nature with no stated maturity date.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/2022 - 10/6/2025	22,871,012

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	41,151,050	253,887,356	271,610,742	826,469	949	-	23,428,613	23,423,929	0.0%
Fidelity Securities Lending Cash Central Fund	116,780,015	208,594,777	237,835,544	141,771	-	-	87,539,248	87,530,494	0.3%
Total	157,931,065	462,482,133	509,446,286	968,240	949	-	110,967,861

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	20,655,268	1,413,666	-	1,120,924	-	10,721	21,786,914	2,307,227
	20,655,268	1,413,666	-	1,120,924	-	10,721	21,786,914

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	21,786,914	-	21,786,914	-

Asset-Backed Securities	6,992,982	-	6,992,982	-

Bank Loan Obligations
Communication Services	17,538,812	-	17,538,812	-
Consumer Discretionary	29,771,829	-	29,771,829	-
Consumer Staples	4,145,975	-	4,145,975	-
Energy	7,068,778	-	7,068,778	-
Financials	10,925,572	-	10,925,572	-
Health Care	11,771,967	-	11,221,999	549,968
Industrials	3,907,580	-	3,907,580	-
Information Technology	28,163,709	-	27,240,712	922,997
Materials	17,283,544	-	17,283,544	-
Utilities	4,318,752	-	4,318,752	-

Commercial Mortgage Securities	3,722,227	-	3,722,227	-

Common Stocks
Communication Services	5,523,120	3,229,583	-	2,293,537
Consumer Staples	37,748	-	-	37,748
Energy	32,167,399	1,670,340	-	30,497,059
Health Care	2,143,366	708,339	-	1,435,027
Information Technology	2,525,071	996,592	-	1,528,479
Materials	4,995	4,995	-	-

Convertible Corporate Bonds
Communication Services	11,690,629	-	11,690,629	-
Financials	3,323,892	-	3,323,892	-
Health Care	2,205,564	-	2,205,564	-
Information Technology	10,398,428	-	10,398,428	-
Utilities	1,016,135	-	1,016,135	-

Convertible Preferred Stocks
Financials	3,443,751	-	1,119,462	2,324,289

Non-Convertible Corporate Bonds
Communication Services	135,312,204	-	135,312,204	-
Consumer Discretionary	179,879,515	-	179,879,515	-
Consumer Staples	42,133,415	-	42,133,415	-
Energy	156,470,631	-	156,470,631	-
Financials	119,890,829	-	119,890,829	-
Health Care	85,256,749	-	85,256,749	-
Industrials	158,078,647	-	158,078,647	-
Information Technology	75,175,037	-	75,175,037	-
Materials	126,157,974	-	126,157,974	-
Real Estate	25,142,124	-	25,142,124	-
Utilities	64,516,310	-	64,516,310	-

Non-Convertible Preferred Stocks
Financials	170,003	170,003	-	-
Information Technology	4,145,951	4,145,951	-	-

Preferred Securities
Energy	11,280,462	-	11,279,404	1,058
Financials	37,006,345	-	37,006,345	-
Industrials	1,261,075	-	1,261,075	-
Utilities	1,536,586	-	1,536,586	-

Money Market Funds	110,967,861	110,967,861	-	-
Total Investments in Securities:	1,576,260,457	121,893,664	1,414,776,631	39,590,162
Derivative Instruments:

Assets
Futures Contracts	28,212	28,212	-	-
Total Assets	28,212	28,212	-	-
Total Derivative Instruments:	28,212	28,212	-	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2025 ($)
Bank Loan Obligations	3,308,239	59,384	(191,364)	705,087	(2,412,270)	3,889	-	-	1,472,965	(190,229)
Common Stocks	16,099,134	-	17,275,629	2,417,087	-	-	-	-	35,791,850	17,275,629
Convertible Preferred Stocks	-	-	196,195	2,128,094	-	-	-	-	2,324,289	196,195
Preferred Securities	-	-	(104,742)	-	-	-	105,800	-	1,058	(104,742)
Non-Convertible Corporate Bonds	2,470,950	86,187	954	12,728	(2,563,574)	(7,245)	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	28,212	-
Total Interest Rate Risk	28,212	-
Total Value of Derivatives	28,212	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $84,352,877) - See accompanying schedule:
Unaffiliated issuers (cost $1,406,612,253)	$1,443,505,682
Fidelity Central Funds (cost $110,967,861)	110,967,861
Other affiliated issuers (cost $22,578,271)	21,786,914

Total Investment in Securities (cost $1,540,158,385)		$1,576,260,457
Segregated cash with brokers for derivative instruments		126,250
Cash		775,141
Receivable for investments sold		10,205,353
Receivable for fund shares sold		746,704
Interest receivable		20,939,156
Distributions receivable from Fidelity Central Funds		140,523
Receivable for daily variation margin on futures contracts		5,195
Receivable from investment adviser for expense reductions		12,829
Total assets		1,609,211,608
Liabilities
Payable for investments purchased
Regular delivery	$21,426,120
Delayed delivery	2,065,000
Payable for fund shares redeemed	115,965
Distributions payable	973
Other payables and accrued expenses	3,985
Collateral on securities loaned	87,539,248
Total liabilities		111,151,291
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$1,498,060,317
Net Assets consist of:
Paid in capital		$1,869,597,599
Total accumulated earnings (loss)		(371,537,282)
Net Assets		$1,498,060,317
Net Asset Value, offering price and redemption price per share ($1,498,060,317 ÷ 167,539,528 shares)		$8.94
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,023,051
Affiliated issuers		1,120,924
Interest		49,271,071
Income from Fidelity Central Funds (including $141,771 from security lending)		968,240
Payment from investment adviser		78,508
Total income		52,461,794
Expenses
Custodian fees and expenses	$10,274
Independent trustees' fees and expenses	2,573
Legal	5,030
Total expenses before reductions	17,877
Expense reductions	(8,410)
Total expenses after reductions		9,467
Net Investment income (loss)		52,452,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,042,363)
Fidelity Central Funds	949
Foreign currency transactions	(735)
Futures contracts	51,164
Total net realized gain (loss)		(3,990,985)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	71,876,095
Affiliated issuers	10,721
Assets and liabilities in foreign currencies	(469)
Futures contracts	28,212
Total change in net unrealized appreciation (depreciation)		71,914,559
Net gain (loss)		67,923,574
Net increase (decrease) in net assets resulting from operations		$120,375,901
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,452,327	$101,200,882
Net realized gain (loss)	(3,990,985)	(16,023,062)
Change in net unrealized appreciation (depreciation)	71,914,559	36,111,565
Net increase (decrease) in net assets resulting from operations	120,375,901	121,289,385
Distributions to shareholders	(47,791,468)	(94,299,693)

Share transactions
Proceeds from sales of shares	63,529,682	248,393,417
Reinvestment of distributions	47,790,317	94,284,692
Cost of shares redeemed	(66,622,372)	(338,088,119)

Net increase (decrease) in net assets resulting from share transactions	44,697,627	4,589,990
Total increase (decrease) in net assets	117,282,060	31,579,682

Net Assets
Beginning of period	1,380,778,257	1,349,198,575
End of period	$1,498,060,317	$1,380,778,257

Other Information
Shares
Sold	7,215,438	28,727,843
Issued in reinvestment of distributions	5,415,190	10,966,489
Redeemed	(7,568,932)	(39,121,863)
Net increase (decrease)	5,061,696	572,469

Financial Highlights
Fidelity® Series High Income Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.50	$8.33	$8.24	$8.74	$9.44	$8.54
Income from Investment Operations
Net investment income (loss) A,B	.318	.618	.562	.536	.510	.513
Net realized and unrealized gain (loss)	.412	.127	.060	(.516)	(.699)	.890
Total from investment operations	.730	.745	.622	.020	(.189)	1.403
Distributions from net investment income	(.290)	(.575)	(.532)	(.520)	(.511)	(.503)
Total distributions	(.290)	(.575)	(.532)	(.520)	(.511)	(.503)
Net asset value, end of period	$8.94	$8.50	$8.33	$8.24	$8.74	$9.44
Total Return C,D	8.68%	9.08%	7.82%	.41%	(2.24)%	16.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% H	-% H	.04%	.02%	-% H
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	7.19% G	7.20%	6.83%	6.49%	5.42%	5.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,498,060	$1,380,778	$1,349,199	$1,200,069	$1,474,882	$1,702,161
Portfolio turnover rate I	97 % G	43%	28%	34%	49%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2025 was 9.68%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$ 1,472,965	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	10.5%	Decrease
		Indicative market price	Evaluated bid	$78.00	Increase
Common Stocks	$ 35,791,850	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.9	Increase
		Market approach	Transaction price	$7.31	Increase
		Recovery value	Recovery value	$0.04	Increase
		Black scholes	Volatility	60.0%	Increase
			Discount rate	3.5%	Increase
			Term	3.7	Increase
		Discounted cash flow	Discount rate	8.5%	Decrease
		Indicative market price	Mid price	$14.70 - $16.79 / $16.62	Increase
Convertible Preferred Stocks	$ 2,324,289	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	20.5	Increase
Preferred Securities	$ 1,058	Indicative market price	Evaluated bid	$0.01	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until August 31, 2026 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$89,802,445
Gross unrealized depreciation	(41,060,171)
Net unrealized appreciation (depreciation)	$48,742,274
Tax cost	$1,527,546,395

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(46,986,632)
Long-term	(378,449,711)
Total capital loss carryforward	$(425,436,343)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series High Income Fund	Fidelity Private Credit Company LLC	1,700,009	-

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series High Income Fund	740,330,682	681,870,548
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series High Income Fund	173

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series High Income Fund	-	1,625,834	493,082
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series High Income Fund	14,243	-	-
10. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,410.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
12. Litigation.
The Fund and other entities managed by FMR or its affiliates have been involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. In August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund appealed this decision to the U.S. Court of Appeals for the Fifth Circuit. On May 30, 2025, the Fifth Circuit vacated the Bankruptcy Court's decision and ruled in favor of the providers of debtor-in-possession financing, including the Fund. The Fund has incurred legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.924273.114
FSH-SANN-1225
Fidelity® High Income Fund

Semi-Annual Report
October 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® High Income Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.5844% 10/20/2037 (b)(c)(d)	250,000	253,373
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	175,000	176,168
TOTAL BAILIWICK OF JERSEY		429,541
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (b)(c)(d)	150,000	152,325
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.9371% 3/31/2038 (b)(c)(d)	156,000	156,940
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(d)	222,000	225,326
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (b)(c)(d)	150,000	150,347
Bbam US Clo III Ltd Series 2025-3A Class DR, 9.1416% 10/15/2038 (b)(c)	187,000	185,985
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.1545% 7/15/2039 (b)(c)(d)	250,000	251,817
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (b)(c)(d)	285,000	286,137
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (b)(c)(d)	184,000	185,517
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (b)(c)(d)	304,000	310,560
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 10.708% 4/25/2037 (b)(c)(d)	250,000	252,790
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	223,000	224,484
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2344% 10/20/2037 (b)(c)(d)	317,000	323,266
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	189,000	188,863
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (b)(c)(d)	285,000	286,815
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (b)(c)(d)	385,000	387,449
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (b)(c)(d)	285,000	286,704
Galaxy XXV CLO Ltd Series 2025-25A Class ERR, CME Term SOFR 3 month Index + 5.75%, 9.608% 4/25/2036 (b)(c)(d)	100,000	99,742
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (b)(c)(d)	100,000	101,499
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (b)	150,000	153,241
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (b)(c)(d)	150,000	150,966
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (b)(c)(d)	222,000	223,834
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (b)(c)(d)	222,000	223,735
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.3844% 4/20/2038 (b)(c)(d)	791,000	803,575
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (b)(c)(d)	200,000	201,006
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (b)(c)(d)	285,000	287,607
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	146,000	147,168
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (b)(c)(d)	250,000	248,515
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	285,000	283,064
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (b)(c)(d)	127,000	126,733
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (b)(c)(d)	150,000	151,471
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		7,057,481
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.0545% 10/15/2037 (b)(c)(d)	250,000	253,984
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (b)(c)(d)	179,000	182,222
TOTAL UNITED STATES		436,206
TOTAL ASSET-BACKED SECURITIES (Cost $7,854,272)		7,923,228

Bank Loan Obligations - 7.6%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (c)(d)(e)	2,987,513	2,999,642
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (c)(d)(e)	422,475	416,665
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (c)(d)(e)	3,498,880	3,488,873

TOTAL FRANCE		3,905,538
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (c)(d)(e)	259,333	204,009
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (c)(d)(e)	5,293,281	2,514,309
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (c)(d)(e)	3,017,067	2,523,023
UNITED STATES - 7.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.5%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.781% 10/3/2031 (c)(d)(e)	732,675	501,150
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2326% 4/3/2031 (c)(d)(e)	6,225,000	5,704,777
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.4291% 4/15/2030 (c)(d)(e)	2,892,846	2,874,794
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 10/6/2032 (c)(d)(e)	5,395,000	5,327,563
		14,408,284
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (c)(d)(e)	3,304,739	3,039,335
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5322% 1/18/2028 (c)(d)(e)	1,459,029	1,443,724
		4,483,059
TOTAL COMMUNICATION SERVICES		18,891,343

Consumer Discretionary - 2.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (c)(d)(e)(f)	1,355,000	1,344,837
Diversified Consumer Services - 0.8%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (c)(d)(e)	18,691,992	15,561,084
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(e)	4,364,416	4,386,238
		19,947,322
Hotels, Restaurants & Leisure - 1.0%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/2/2029 (c)(d)(e)	3,001,020	2,997,748
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (c)(d)(e)	4,795,851	4,532,080
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (c)(d)(e)	3,132,952	3,034,546
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9646% 7/2/2032 (c)(d)(e)	3,421,040	3,343,006
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 7/2/2032 (c)(d)(e)(g)	643,960	629,271
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (c)(d)(e)	13,707,595	13,204,938
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (c)(d)(e)	788,418	761,808
		28,503,397
Household Durables - 0.5%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3146% 6/29/2028 (c)(d)(e)	7,134,179	6,652,622
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (c)(d)(e)	9,670,000	9,637,799
		16,290,421
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.881% 6/6/2031 (c)(d)(e)	6,445,592	6,213,293
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.031% 6/6/2031 (c)(d)(e)	1,253,661	1,243,581
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (c)(d)(e)	315,000	315,832
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (c)(d)(e)	594,000	554,927
		8,327,633
TOTAL CONSUMER DISCRETIONARY		74,413,610

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (c)(d)(e)	3,020,000	2,967,150
Food Products - 0.1%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(d)(e)(h)	80,433	37,240
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(d)(e)(h)	23,259	10,769
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.6477% 3/30/2026 (c)(d)(e)	197,714	188,817
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.6382% 3/30/2026 (c)(d)(e)	258,909	203,244
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5477% 7/12/2032 (c)(d)(e)	4,040,000	4,040,000
		4,480,070
TOTAL CONSUMER STAPLES		7,447,220

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(h)(i)	1,718,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(e)(h)(i)	4,024,234	1
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(e)	22,247,931	9,936,148
		9,936,149
Financials - 0.3%
Financial Services - 0.1%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (c)(d)(e)	2,917,688	2,918,154
Insurance - 0.2%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.3291% 1/31/2028 (c)(d)(e)	4,953,000	4,845,421
TOTAL FINANCIALS		7,763,575

Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (c)(d)(e)	2,430,000	2,412,528
Health Care Providers & Services - 0.2%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (c)(d)(e)(i)	1,797,420	1,401,988
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9646% 9/24/2031 (c)(d)(e)	2,424,344	2,171,946
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.1059% 2/22/2026 (c)(d)(e)(i)	279,987	271,587
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.75%, 12.7515% 7/1/2031 (c)(d)(e)	2,475,865	1,015,105
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5015% 6/30/2032 (c)(d)(e)	1,035,000	1,033,064
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3404% 6/30/2028 (c)(d)(e)	1,301,738	1,302,818
		7,196,508
Pharmaceuticals - 0.4%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.2146% 10/8/2030 (c)(d)(e)	10,949,175	10,863,005
TOTAL HEALTH CARE		20,472,041

Industrials - 0.5%
Air Freight & Logistics - 0.0%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.8146% 11/23/2028 (c)(d)(e)(i)	187,210	186,836
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.3146% 11/23/2029 (c)(d)(e)(i)	30,000	29,699
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (c)(d)(e)	1,811,219	1,772,477
		1,989,012
Building Products - 0.1%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.6572% 8/1/2028 (c)(d)(e)	678,256	621,168
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3822% 4/12/2028 (c)(d)(e)	1,979,817	1,807,949
		2,429,117
Commercial Services & Supplies - 0.3%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (c)(d)(e)	1,413,190	1,198,003
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (c)(d)(e)	3,332,099	2,937,812
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (c)(d)(e)	315,000	303,975
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (c)(d)(e)	4,884,860	4,712,670
		9,152,460
Professional Services - 0.1%
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (c)(d)(e)(f)	2,705,000	2,694,856
TOTAL INDUSTRIALS		16,265,445

Information Technology - 0.9%
IT Services - 0.5%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (c)(d)(e)	379,000	315,707
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (c)(d)(e)	4,894,400	4,560,993
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	6,261,000	6,275,651
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (c)(d)(e)	4,791,653	4,667,597
		15,819,948
Software - 0.4%
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.2878% 9/13/2029 (c)(d)(e)(i)	1,395,129	1,395,128
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (c)(d)(e)	2,701,601	2,580,029
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 13.2989% 6/4/2029 (c)(d)(e)	2,495,000	2,360,120
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	618,450	645,507
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (c)(d)(e)	5,971,600	5,811,621
		12,792,405
TOTAL INFORMATION TECHNOLOGY		28,612,353

Materials - 0.9%
Chemicals - 0.9%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(e)(g)	121,881	120,561
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (c)(d)(e)	962,410	715,793
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (c)(d)(e)	464,781	459,748
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (c)(d)(e)	7,098,037	6,293,332
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.031% 3/15/2029 (c)(d)(e)	4,953,797	4,849,421
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.5021% 3/15/2030 (c)(d)(e)	613,529	598,958
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3146% 4/2/2029 (c)(d)(e)	5,441,519	4,520,977
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (c)(d)(e)	6,026,910	5,941,508
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7733% 12/16/2031 (c)(d)(e)	4,229,143	3,996,540
		27,496,838
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (c)(d)(e)	5,189,472	5,206,753
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 10/11/2032 (c)(d)(e)(f)	250,000	249,793
		5,456,546
TOTAL UNITED STATES		216,755,120
TOTAL BANK LOAN OBLIGATIONS (Cost $245,331,519)		228,901,641

Common Stocks - 2.5%
	Shares	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd (j)	211,900	341,445
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (i)	225,800	3,753,558
Altice France Holding SA rights (b)(i)(j)	6,157	90,485

TOTAL FRANCE		3,844,043
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
SES SA rights (i)(j)	2,308	8,701
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (i)(j)	2,308	0
TOTAL COMMUNICATION SERVICES		8,701

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (i)(j)	7	14,698
TOTAL LUXEMBOURG		23,399
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (j)	2,742,284	5,389,398
UNITED STATES - 2.2%
Communication Services - 0.1%
Entertainment - 0.1%
Warner Bros Discovery Inc (j)	164,500	3,693,025
Media - 0.0%
Main Street Sports Group (i)	9,655	70,607
TOTAL COMMUNICATION SERVICES		3,763,632

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
UC Holdings Inc (i)(j)	3,510	0
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (i)(j)(k)	125,816	41,519
TOTAL CONSUMER DISCRETIONARY		41,519

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc (i)(j)(k)	12,754	66,193
Southeastern Grocers Inc rights (i)(j)	1,243,047	48,703
		114,896
Energy - 1.7%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (i)(j)	47,062	0
Oil, Gas & Consumable Fuels - 1.7%
EP Energy Corp (i)(j)	7,975	12,920
Hess Midstream LP Class A	99,600	3,381,420
Mesquite Energy Inc (i)(j)	217,050	44,318,688
		47,713,028
TOTAL ENERGY		47,713,028

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (i)(j)	271,705	3,610,959
Cano Health LLC warrants (i)(j)	14,480	56,617
Surgery Partners Inc (j)	144,900	3,177,657
		6,845,233
Information Technology - 0.2%
IT Services - 0.1%
GTT Communications Inc (i)(j)	113,281	4,225,381
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (j)	44,500	2,228,560
TOTAL INFORMATION TECHNOLOGY		6,453,941

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (i)(j)	105	24
TOTAL UNITED STATES		64,932,273
TOTAL COMMON STOCKS (Cost $36,354,753)		74,530,558

Convertible Corporate Bonds - 2.0%
	Principal Amount (a)	Value ($)
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 2.75% 12/15/2030 (b)	3,098,000	3,132,078
UNITED STATES - 1.9%
Communication Services - 1.0%
Media - 1.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	11,340,678	27,260,155
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (i)	170,828	210,800
Financials - 0.3%
Financial Services - 0.3%
Redfin Corp 0.5% 4/1/2027	9,695,000	9,011,503
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc 1.25% 6/1/2030	2,535,000	3,042,000
ON Semiconductor Corp 0% 5/1/2027 (l)	1,447,000	1,674,902
Wolfspeed Inc 2.5% 6/15/2031	1,131,000	2,457,098
Wolfspeed Inc 2.5% 6/15/2031 (b)	502,000	1,090,595
		8,264,595
Software - 0.2%
Riot Platforms Inc 0.75% 1/15/2030 (b)	4,236,000	6,591,216
Terawulf Inc 0% 5/1/2032 (b)	1,481,000	1,531,354
		8,122,570
TOTAL INFORMATION TECHNOLOGY		16,387,165

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	3,502,000	3,594,453
TOTAL UNITED STATES		56,464,076
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $39,137,515)		59,596,154

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (i)	194,418	5,113,194
Apollo Global Management Inc Series A, 6.75%	20,900	1,368,231

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,190,012)		6,481,425

Non-Convertible Corporate Bonds - 81.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (b)		792,000	766,555
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (b)		65,000	67,063
Mineral Resources Ltd 7% 4/1/2031 (b)		1,660,000	1,718,523
Mineral Resources Ltd 8% 11/1/2027 (b)		4,700,000	4,800,224
Mineral Resources Ltd 8.5% 5/1/2030 (b)		3,535,000	3,685,336
Mineral Resources Ltd 9.25% 10/1/2028 (b)		2,425,000	2,542,627

TOTAL AUSTRALIA			13,580,328
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)		4,782,000	4,252,895
BRAZIL - 0.5%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% 2/6/2031 (b)(h)		11,572,000	2,577,200
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (b)		6,388,000	6,346,159
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)		6,088,241	6,067,398
			12,413,557
TOTAL BRAZIL			14,990,757
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd 7.5% 10/2/2030 (b)		5,690,000	5,612,332
Golar LNG Ltd 7.75% 9/19/2029 (b)(m)		5,000,000	4,997,250

TOTAL CAMEROON			10,609,582
CANADA - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (c)		2,956,000	3,049,548
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		7,576,000	7,162,262
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)		4,235,000	4,310,260
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		2,710,000	2,784,779
			14,257,301
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		4,713,000	3,496,023
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Baytex Energy Corp 7.375% 3/15/2032 (b)		3,105,000	3,057,447
Parkland Corp 4.5% 10/1/2029 (b)		1,673,000	1,614,956
Parkland Corp 4.625% 5/1/2030 (b)		8,785,000	8,522,968
Parkland Corp 6.625% 8/15/2032 (b)		810,000	826,935
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		5,362,000	5,736,058
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		424,000	441,405
			20,199,769
Industrials - 0.5%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (b)		2,625,000	2,755,589
Bombardier Inc 7% 6/1/2032 (b)		790,000	829,413
Bombardier Inc 7.25% 7/1/2031 (b)		3,940,000	4,181,995
			7,766,997
Commercial Services & Supplies - 0.2%
Wrangler Holdco Corp 6.625% 4/1/2032 (b)		5,150,000	5,376,451
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (b)		1,420,000	1,511,912
TOTAL INDUSTRIALS			14,655,360

Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 12/1/2029 (b)		4,220,000	3,993,671
Open Text Corp 3.875% 2/15/2028 (b)		570,000	554,022
Open Text Holdings Inc 4.125% 12/1/2031 (b)(n)		4,420,000	4,115,003
Open Text Holdings Inc 4.125% 2/15/2030 (b)		5,070,000	4,839,554
			13,502,250
Materials - 0.7%
Chemicals - 0.6%
Methanex Corp 5.125% 10/15/2027		11,571,000	11,598,644
Methanex Corp 5.65% 12/1/2044		6,431,000	5,595,457
			17,194,101
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (b)		2,330,000	2,410,979
Champion Iron Canada Inc 7.875% 7/15/2032 (b)		1,190,000	1,247,626
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		1,120,000	1,117,095
			4,775,700
TOTAL MATERIALS			21,969,801

TOTAL CANADA			91,130,052
CHILE - 0.4%
Communication Services - 0.3%
Media - 0.3%
VTR Finance NV 6.375% 7/15/2028 (b)		7,835,000	7,678,300
Industrials - 0.1%
Construction & Engineering - 0.1%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (b)		2,947,000	3,025,051
TOTAL CHILE			10,703,351
COLOMBIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		12,997,000	2,794,355
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)(n)		4,697,000	3,801,846
			6,596,201
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)		5,486,000	5,075,647
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (b)		1,065,000	1,113,702
			6,189,349
TOTAL COLOMBIA			12,785,550
FINLAND - 0.3%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Amer Sports Co 6.75% 2/16/2031 (b)		5,815,000	6,053,136
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (b)		2,735,000	2,659,316
TOTAL FINLAND			8,712,452
FRANCE - 1.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA 6.5% 10/15/2031 (b)		9,598,526	9,150,751
Altice France SA 6.5% 3/15/2032 (b)		8,675,176	8,307,002
Altice France SA 6.875% 10/15/2030 (b)		4,112,334	4,024,400
Altice France SA 6.875% 7/15/2032 (b)		1,101,243	1,056,935
			22,539,088
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Forvia SE 6.75% 9/15/2033 (b)		3,014,000	3,057,317
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (b)		5,179,000	5,504,624
Viridien 10% 10/15/2030 (b)		2,813,000	2,947,458
			8,452,082
Financials - 0.2%
Financial Services - 0.2%
Iliad Holding SAS 7% 4/15/2032 (b)		3,165,000	3,238,808
Iliad Holding SAS 8.5% 4/15/2031 (b)		3,653,000	3,924,783
			7,163,591
TOTAL FRANCE			41,212,078
GERMANY - 0.6%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
ZF North America Capital Inc 6.75% 4/23/2030 (b)		2,275,000	2,165,616
ZF North America Capital Inc 6.875% 4/14/2028 (b)		1,440,000	1,448,856
ZF North America Capital Inc 6.875% 4/23/2032 (b)		2,400,000	2,190,577
ZF North America Capital Inc 7.125% 4/14/2030 (b)		1,440,000	1,401,799
ZF North America Capital Inc 7.5% 3/24/2031 (b)		1,500,000	1,442,386
			8,649,234
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)(n)		10,284,000	10,272,146
TOTAL GERMANY			18,921,380
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.125% 4/4/2026 (b)		2,430,000	2,405,700
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		1,658,000	1,311,478
Kosmos Energy Ltd 7.75% 5/1/2027 (b)		980,000	915,403
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		1,695,000	1,137,667
Tullow Oil PLC 10.25% 5/15/2026 (b)		7,919,000	6,671,758

TOTAL GHANA			12,442,006
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)		8,121,000	8,360,894
GREECE - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Danaos Corp 6.875% 10/15/2032 (b)		3,090,000	3,042,911
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		1,349,000	1,258,280
Millicom International Cellular SA 5.125% 1/15/2028 (b)		2,930,400	2,913,931
Millicom International Cellular SA 7.375% 4/2/2032 (b)		1,720,000	1,790,520

TOTAL GUATEMALA			5,962,731
IRELAND - 1.0%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Treasury DAC 5.875% 6/4/2031 (b)		9,635,000	9,755,438
Financials - 0.7%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		2,952,000	3,049,761
Financial Services - 0.6%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		3,675,000	3,716,344
GGAM Finance Ltd 6.875% 4/15/2029 (b)		3,625,000	3,760,702
GGAM Finance Ltd 8% 6/15/2028 (b)		7,870,000	8,347,229
TrueNoord Capital DAC 8.75% 3/1/2030 (b)		1,421,000	1,497,049
			17,321,324
TOTAL FINANCIALS			20,371,085

TOTAL IRELAND			30,126,523
ISRAEL - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean PLC 6.5% 4/30/2027 (b)		4,568,000	4,556,580
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,282,000	1,262,288
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		2,895,000	3,021,260
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,475,000	1,525,150
			5,808,698
TOTAL ISRAEL			10,365,278
LUXEMBOURG - 0.6%
Communication Services - 0.4%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (b)		12,167,000	8,851,737
Altice Financing SA 9.625% 7/15/2027 (b)		1,755,000	1,499,074
			10,350,811
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (b)		1,472,600	1,383,567
TOTAL COMMUNICATION SERVICES			11,734,378

Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (b)		2,955,000	3,049,802
Materials - 0.2%
Chemicals - 0.2%
Herens Holdco Sarl 4.75% 5/15/2028 (b)		5,685,000	4,798,999
TOTAL LUXEMBOURG			19,583,179
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (b)		3,000,000	3,027,000
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (b)		1,605,000	1,514,878
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (b)		3,146,000	3,106,675
IHS Holding Ltd 6.25% 11/29/2028 (b)		615,000	614,138
IHS Holding Ltd 7.875% 5/29/2030 (b)		2,365,000	2,402,788
IHS Holding Ltd 8.25% 11/29/2031 (b)		3,265,000	3,393,968

TOTAL NIGERIA			9,517,569
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (b)		2,965,000	3,070,259
PANAMA - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		5,357,000	5,357,000
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (b)		8,130,000	8,285,982
TOTAL PANAMA			13,642,982
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (b)		3,610,000	3,667,399
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (h)(i)(m)		200,000	10,000
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		8,405,000	7,336,136
SWITZERLAND - 0.8%
Industrials - 0.5%
Aerospace & Defense - 0.5%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (b)		9,081,000	8,770,444
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)		2,690,000	2,729,724
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		2,263,000	2,353,541
			13,853,709
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		4,786,000	3,401,410
Consolidated Energy Finance SA 5.625% 10/15/2028 (b)		1,130,000	767,360
Consolidated Energy Finance SA 6.5% 5/15/2026 (b)		5,674,000	5,435,378
			9,604,148
TOTAL SWITZERLAND			23,457,857
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)		1,728,000	1,792,800
UNITED KINGDOM - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Virgin Media Finance PLC 5% 7/15/2030 (b)		2,510,000	2,240,361
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (b)		1,179,000	1,076,424
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (b)		1,535,000	1,539,455
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (b)		1,360,000	1,409,879
			4,025,758
TOTAL COMMUNICATION SERVICES			6,266,119

Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		3,810,000	4,066,421
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (b)		2,974,000	3,013,013
TOTAL CONSUMER DISCRETIONARY			7,079,434

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (b)		8,835,000	9,677,073
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		5,670,000	5,728,764
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (b)		3,220,000	3,310,079
			9,038,843
TOTAL UNITED KINGDOM			32,061,469
UNITED STATES - 67.2%
Communication Services - 6.4%
Diversified Telecommunication Services - 1.5%
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)		1,300,000	1,273,550
Cablevision Lightpath LLC 5.625% 9/15/2028 (b)		1,015,000	1,004,632
Connect Holding II LLC 10.5% 4/3/2031 (b)		2,915,000	2,851,240
Level 3 Financing Inc 3.625% 1/15/2029 (b)		1,905,000	1,712,119
Level 3 Financing Inc 3.75% 7/15/2029 (b)		655,000	578,038
Level 3 Financing Inc 3.875% 10/15/2030 (b)(n)		5,494,000	4,922,281
Level 3 Financing Inc 4% 4/15/2031 (b)		384,000	342,719
Level 3 Financing Inc 4.25% 7/1/2028 (b)		595,000	562,275
Level 3 Financing Inc 4.5% 4/1/2030 (b)		4,175,000	3,856,656
Level 3 Financing Inc 4.875% 6/15/2029 (b)		1,620,000	1,549,125
Level 3 Financing Inc 6.875% 6/30/2033 (b)		8,105,000	8,301,846
Level 3 Financing Inc 7% 3/31/2034 (b)		5,335,000	5,481,195
Lumen Technologies Inc 4.125% 4/15/2030 (b)		820,000	809,221
Lumen Technologies Inc 4.5% 1/15/2029 (b)		630,000	582,750
Windstream Services LLC 7.5% 10/15/2033 (b)(n)		5,420,000	5,410,190
WULF Compute LLC 7.75% 10/15/2030 (b)		5,995,000	6,228,055
			45,465,892
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (b)		2,640,000	2,699,783
Snap Inc 6.875% 3/15/2034 (b)		1,485,000	1,511,575
			4,211,358
Media - 4.8%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)		4,118,000	3,539,045
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (b)(n)		6,950,000	5,836,079
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (b)		7,509,000	6,796,535
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (n)		11,551,000	10,273,571
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (b)(n)		11,880,000	10,299,914
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (b)		4,505,000	4,645,818
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (b)		2,505,000	2,619,388
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)		3,679,000	3,610,011
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (b)		35,000	34,735
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)(n)		5,015,000	5,257,561
CMG Media Corp 8.875% 6/18/2029 (b)		955,000	835,232
CSC Holdings LLC 3.375% 2/15/2031 (b)		11,649,000	7,048,474
CSC Holdings LLC 4.125% 12/1/2030 (b)		3,869,000	2,379,865
CSC Holdings LLC 4.5% 11/15/2031 (b)		5,715,000	3,500,741
CSC Holdings LLC 4.625% 12/1/2030 (b)		10,035,000	3,626,228
CSC Holdings LLC 5.375% 2/1/2028 (b)		4,235,000	3,511,968
Discovery Communications LLC 5% 9/20/2037		1,435,000	1,214,009
Discovery Communications LLC 6.35% 6/1/2040		1,700,000	1,525,070
DISH DBS Corp 5.125% 6/1/2029		7,792,000	6,726,652
DISH DBS Corp 5.25% 12/1/2026 (b)		620,000	610,027
DISH DBS Corp 7.375% 7/1/2028		2,170,000	2,027,691
DISH DBS Corp 7.75% 7/1/2026		7,690,000	7,611,266
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		19,022,363	19,629,367
EW Scripps Co/The 9.875% 8/15/2030 (b)		3,175,000	3,010,969
Lamar Media Corp 5.375% 11/1/2033 (b)		4,595,000	4,549,093
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (b)(n)		2,864,000	3,025,429
Univision Communications Inc 7.375% 6/30/2030 (b)(n)		990,000	993,331
Univision Communications Inc 8.5% 7/31/2031 (b)(n)		9,495,000	9,711,534
Univision Communications Inc 9.375% 8/1/2032 (b)		4,950,000	5,225,085
Warnermedia Holdings Inc 4.279% 3/15/2032		660,000	604,519
Warnermedia Holdings Inc 5.05% 3/15/2042 (n)		3,385,000	2,717,241
Warnermedia Holdings Inc 5.141% 3/15/2052		1,220,000	927,200
			143,923,648
TOTAL COMMUNICATION SERVICES			193,600,898

Consumer Discretionary - 9.9%
Automobile Components - 0.6%
Adient Global Holdings Ltd 7.5% 2/15/2033 (b)		2,740,000	2,832,313
American Axle & Manufacturing Inc 6.375% 10/15/2032 (b)		2,335,000	2,341,943
American Axle & Manufacturing Inc 7.75% 10/15/2033 (b)		4,405,000	4,411,204
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (b)		4,510,000	4,614,552
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)		2,555,000	2,648,717
Hertz Corp/The 5.5% (h)(i)(o)		65,000	3,250
Hertz Corp/The 6% (h)(i)(o)		85,000	12,750
Hertz Corp/The 6.25% (h)(i)(o)		60,000	3,600
Hertz Corp/The 7.125% (h)(i)(o)		85,000	13,600
Patrick Industries Inc 6.375% 11/1/2032 (b)		1,375,000	1,401,946
			18,283,875
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)		2,585,000	2,302,375
Broadline Retail - 0.8%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (b)		870,217	733,236
Nordstrom Inc 4.25% 8/1/2031 (n)		1,175,000	1,069,883
Nordstrom Inc 4.375% 4/1/2030		870,000	822,771
Saks Global Enterprises LLC 11% 12/15/2029 (b)		6,188,902	2,707,521
Wayfair LLC 7.25% 10/31/2029 (b)(n)		8,684,000	8,979,864
Wayfair LLC 7.75% 9/15/2030 (b)(n)		9,895,000	10,438,057
			24,751,332
Diversified Consumer Services - 0.8%
Service Corp International/US 5.75% 10/15/2032		1,355,000	1,374,719
Sotheby's 7.375% 10/15/2027 (b)		6,049,000	6,025,689
StoneMor Inc 8.5% 5/15/2029 (b)		7,103,000	7,030,180
TKC Holdings Inc 10.5% 5/15/2029 (b)		4,438,000	4,563,928
TKC Holdings Inc 6.875% 5/15/2028 (b)		4,625,000	4,663,689
			23,658,205
Hotels, Restaurants & Leisure - 4.5%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (b)		1,475,000	1,484,204
Caesars Entertainment Inc 6% 10/15/2032 (b)(n)		4,665,000	4,450,286
Caesars Entertainment Inc 6.5% 2/15/2032 (b)		5,260,000	5,303,800
Caesars Entertainment Inc 7% 2/15/2030 (b)		515,000	529,893
Carnival Corp 5.75% 3/15/2030 (b)		5,663,000	5,833,032
Carnival Corp 5.75% 8/1/2032 (b)		2,995,000	3,076,712
Carnival Corp 5.875% 6/15/2031 (b)		5,770,000	5,950,602
Carnival Corp 6% 5/1/2029 (b)		5,845,000	5,932,675
Carnival Corp 6.125% 2/15/2033 (b)		2,740,000	2,825,405
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		10,561,000	9,789,441
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)(n)		9,749,000	8,981,446
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (b)(n)		2,980,000	3,035,875
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		1,445,000	1,481,167
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)		1,050,000	1,071,852
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (b)(n)		2,325,000	2,399,179
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)		3,990,000	4,048,968
Life Time Inc 6% 11/15/2031 (b)		2,836,000	2,875,846
Light & Wonder International Inc 6.25% 10/1/2033 (b)		4,542,000	4,521,924
Lindblad Expeditions LLC 7% 9/15/2030 (b)		1,705,000	1,736,496
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)		3,850,000	3,007,429
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (b)		2,616,000	2,729,613
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)		2,346,000	2,435,461
NCL Corp Ltd 5.875% 1/15/2031 (b)		3,025,000	3,023,568
NCL Corp Ltd 6.25% 9/15/2033 (b)		3,025,000	3,059,799
NCL Corp Ltd 6.75% 2/1/2032 (b)		2,740,000	2,815,517
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		10,260,000	10,453,245
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		5,210,000	5,349,158
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		4,874,000	5,030,137
Viking Cruises Ltd 5.875% 10/15/2033 (b)		9,165,000	9,316,833
Viking Cruises Ltd 9.125% 7/15/2031 (b)		930,000	996,354
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (b)		1,605,000	1,603,419
Yum! Brands Inc 4.625% 1/31/2032 (n)		9,310,000	9,091,402
Yum! Brands Inc 5.375% 4/1/2032 (n)		1,100,000	1,112,070
			135,352,808
Household Durables - 1.7%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (b)		2,555,000	2,415,374
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (b)		1,500,000	1,501,314
Beazer Homes USA Inc 7.5% 3/15/2031 (b)(n)		2,160,000	2,186,212
Century Communities Inc 6.625% 9/15/2033 (b)		3,005,000	2,996,091
Dream Finders Homes Inc 6.875% 9/15/2030 (b)		2,841,000	2,827,733
LGI Homes Inc 4% 7/15/2029 (b)(n)		1,585,000	1,423,498
LGI Homes Inc 7% 11/15/2032 (b)(n)		7,860,000	7,542,771
LGI Homes Inc 8.75% 12/15/2028 (b)		1,355,000	1,409,193
New Home Co Inc/The 8.5% 11/1/2030 (b)(n)		1,460,000	1,510,834
Newell Brands Inc 6.375% 5/15/2030 (n)		3,060,000	2,907,000
Newell Brands Inc 6.625% 5/15/2032 (n)		710,000	667,400
Newell Brands Inc 6.625% 9/15/2029		1,170,000	1,144,207
Newell Brands Inc 6.875% 4/1/2036 (n)(p)		385,000	362,870
Newell Brands Inc 7% 4/1/2046 (p)		1,800,000	1,485,336
Newell Brands Inc 8.5% 6/1/2028 (b)		757,000	776,619
TopBuild Corp 4.125% 2/15/2032 (b)		2,115,000	1,991,976
TopBuild Corp 5.625% 1/31/2034 (b)		3,045,000	3,057,351
Whirlpool Corp 5.75% 3/1/2034		310,000	296,306
Whirlpool Corp 6.125% 6/15/2030		6,060,000	6,000,471
Whirlpool Corp 6.5% 6/15/2033 (n)		7,964,000	7,769,970
			50,272,526
Specialty Retail - 1.4%
Carvana Co 10.25% 5/1/2030 (b)		357,000	385,560
Carvana Co 4.875% 9/1/2029 (b)		2,253,000	2,084,025
Carvana Co 5.5% 4/15/2027 (b)		2,422,000	2,385,670
Carvana Co 5.875% 10/1/2028 (b)		1,267,000	1,238,493
Carvana Co 9% 6/1/2030 pay-in-kind (b)(c)		2,261,502	2,361,846
Carvana Co 9% 6/1/2031 pay-in-kind (b)(c)		5,681,799	6,322,359
Champions Financing Inc 8.75% 2/15/2029 (b)(n)		3,187,000	3,089,405
LBM Acquisition LLC 6.25% 1/15/2029 (b)		2,824,000	2,575,855
LBM Acquisition LLC 9.5% 6/15/2031 (b)		5,410,000	5,660,213
Park River Holdings Inc 8% 3/15/2031 (b)		1,150,000	1,183,861
SGUS LLC 11% 12/15/2029 (b)		3,499,007	3,017,929
Staples Inc 10.75% 9/1/2029 (b)		6,389,000	6,191,444
Staples Inc 12.75% 1/15/2030 (b)		4,067,209	3,131,751
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)(n)		1,300,000	1,358,674
White Cap Supply Holdings LLC 7.375% 11/15/2030 (b)		2,610,000	2,640,152
			43,627,237
TOTAL CONSUMER DISCRETIONARY			298,248,358

Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		1,593,000	1,518,220
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		4,100,000	4,049,002
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (b)(q)		2,675,000	2,696,144
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (b)(q)		3,015,000	3,028,285
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)		3,080,000	3,166,040
C&S Group Enterprises LLC 5% 12/15/2028 (b)		3,237,000	2,951,920
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		5,792,000	6,064,275
Performance Food Group Inc 6.125% 9/15/2032 (b)		2,955,000	3,033,893
US Foods Inc 4.75% 2/15/2029 (b)		2,800,000	2,769,025
US Foods Inc 5.75% 4/15/2033 (b)(n)		2,585,000	2,619,034
US Foods Inc 6.875% 9/15/2028 (b)		1,455,000	1,500,582
US Foods Inc 7.25% 1/15/2032 (b)		50,000	52,458
			33,448,878
Food Products - 1.0%
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		1,440,000	1,519,883
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		1,260,000	1,355,846
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)(n)		8,425,000	8,137,206
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		1,370,000	1,306,048
Post Holdings Inc 4.625% 4/15/2030 (b)(n)		3,900,000	3,781,216
Post Holdings Inc 5.5% 12/15/2029 (b)		3,787,000	3,788,901
Post Holdings Inc 6.25% 10/15/2034 (b)(n)		3,750,000	3,793,924
Post Holdings Inc 6.25% 2/15/2032 (b)		3,485,000	3,582,199
Post Holdings Inc 6.375% 3/1/2033 (b)(n)		3,800,000	3,848,617
			31,113,840
Household Products - 0.1%
Resideo Funding Inc 6.5% 7/15/2032 (b)		1,797,000	1,839,388
TOTAL CONSUMER STAPLES			66,402,106

Energy - 7.6%
Energy Equipment & Services - 1.0%
Kodiak Gas Services LLC 6.5% 10/1/2033 (b)		2,091,000	2,142,727
Kodiak Gas Services LLC 6.75% 10/1/2035 (b)		2,400,000	2,471,556
Nabors Industries Inc 7.375% 5/15/2027 (b)		1,173,000	1,189,383
Nabors Industries Inc 8.875% 8/15/2031 (b)		2,300,000	2,185,655
Nabors Industries Inc 9.125% 1/31/2030 (b)		640,000	672,531
Nabors Industries Ltd 7.5% 1/15/2028 (b)		4,200,000	4,219,488
Star Holding LLC 8.75% 8/1/2031 (b)		1,870,000	1,807,435
Transocean Aquila Ltd 8% 9/30/2028 (b)		1,001,462	1,027,276
Transocean International Ltd 7.875% 10/15/2032 (b)		850,000	875,372
Transocean International Ltd 8.25% 5/15/2029 (b)		2,465,000	2,479,430
Transocean International Ltd 8.5% 5/15/2031 (b)		3,160,000	3,137,293
Transocean International Ltd 8.75% 2/15/2030 (b)		1,661,250	1,743,198
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (b)		3,045,000	3,056,690
WBI Operating LLC 6.25% 10/15/2030 (b)		2,445,000	2,442,677
WBI Operating LLC 6.5% 10/15/2033 (b)		2,445,000	2,444,682
			31,895,393
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources Inc 9.75% (h)(i)		210,000	0
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (b)		1,515,000	1,512,825
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (b)		1,221,000	1,242,828
California Resources Corp 7% 1/15/2034 (b)		305,000	303,642
California Resources Corp 8.25% 6/15/2029 (b)		8,190,000	8,519,746
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (b)		2,365,000	2,359,875
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (b)		7,498,000	7,349,015
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		9,291,000	9,302,224
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		1,405,000	1,461,055
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		4,019,000	3,846,993
CNX Resources Corp 6% 1/15/2029 (b)		25,000	25,100
CNX Resources Corp 7.25% 3/1/2032 (b)(n)		4,305,000	4,488,587
CNX Resources Corp 7.375% 1/15/2031 (b)(n)		1,580,000	1,635,460
Comstock Resources Inc 5.875% 1/15/2030 (b)		5,330,000	5,072,609
Comstock Resources Inc 6.75% 3/1/2029 (b)		4,870,000	4,827,824
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		5,263,000	5,694,329
CVR Energy Inc 8.5% 1/15/2029 (b)		4,455,000	4,565,653
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)		8,191,000	8,231,251
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (b)		1,480,000	1,501,479
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)		4,140,000	4,321,034
Energy Transfer LP 6.5% 2/15/2056 (c)		297,000	294,310
Energy Transfer LP 6.75% 2/15/2056 (c)		297,000	297,920
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		5,831,000	6,022,315
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		2,160,000	2,186,404
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)		1,115,000	1,130,790
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)(n)		560,000	585,444
Harvest Midstream I LP 7.5% 5/15/2032 (b)		1,565,000	1,621,855
Harvest Midstream I LP 7.5% 9/1/2028 (b)		2,905,000	2,936,824
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		1,270,000	1,236,958
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		6,630,000	6,615,068
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		1,400,000	1,409,208
Hess Midstream Operations LP 6.5% 6/1/2029 (b)		265,000	274,594
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (b)		1,510,000	1,556,078
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)		1,960,000	2,053,811
Kinetik Holdings LP 5.875% 6/15/2030 (b)		3,835,000	3,863,663
Kinetik Holdings LP 6.625% 12/15/2028 (b)		4,290,000	4,406,143
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		4,665,000	4,502,860
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (n)		260,000	258,113
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)(n)		8,169,000	8,205,997
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)		3,950,000	4,187,537
Prairie Acquiror LP 9% 8/1/2029 (b)		840,000	862,156
Rockies Express Pipeline LLC 4.8% 5/15/2030 (b)		1,900,000	1,859,371
Rockies Express Pipeline LLC 4.95% 7/15/2029 (b)		2,849,000	2,824,513
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)		4,020,000	4,207,501
Rockies Express Pipeline LLC 6.875% 4/15/2040 (b)		1,598,000	1,647,614
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029 (n)		3,519,000	3,450,534
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		5,610,000	5,619,324
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		175,000	175,267
Sunoco LP 5.625% 3/15/2031 (b)		1,505,000	1,505,971
Sunoco LP 5.875% 3/15/2034 (b)		1,505,000	1,504,753
Sunoco LP 6.25% 7/1/2033 (b)		3,815,000	3,895,558
Sunoco LP 7% 5/1/2029 (b)		1,480,000	1,538,433
Sunoco LP 7.25% 5/1/2032 (b)		1,775,000	1,871,317
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		7,715,000	7,668,495
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		1,725,000	1,711,827
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		8,510,000	8,366,553
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (b)		1,505,000	1,493,427
Talos Production Inc 9% 2/1/2029 (b)		1,145,000	1,177,265
Talos Production Inc 9.375% 2/1/2031 (b)		1,135,000	1,160,752
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (b)		5,520,000	5,781,941
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (b)		4,570,000	4,840,137
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)		2,930,000	3,222,118
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (b)		2,995,000	3,379,597
			199,671,845
TOTAL ENERGY			231,567,238

Financials - 7.8%
Banks - 0.1%
Western Alliance Bancorp 3% 6/15/2031 (c)		5,683,000	5,450,110
Capital Markets - 1.0%
Hightower Holding LLC 6.75% 4/15/2029 (b)		1,437,000	1,438,522
Hightower Holding LLC 9.125% 1/31/2030 (b)		5,135,000	5,503,955
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)		3,671,000	3,735,521
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)		8,070,000	8,418,380
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (b)		4,135,000	4,339,137
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)		980,000	927,940
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (b)		1,980,000	1,950,831
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (b)(n)		1,458,000	1,508,452
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)		1,915,000	2,003,979
			29,826,717
Consumer Finance - 1.9%
Ally Financial Inc 6.646% 1/17/2040 (c)(n)		3,479,000	3,487,059
Ally Financial Inc 6.7% 2/14/2033 (n)		6,655,000	6,938,353
Encore Capital Group Inc 6.625% 4/15/2031 (b)		305,000	302,679
Encore Capital Group Inc 8.5% 5/15/2030 (b)		4,559,000	4,800,810
Ford Motor Credit Co LLC 5.73% 9/5/2030		2,997,000	3,039,448
LFS Topco LLC 8.75% 7/15/2030 (b)		6,150,000	6,020,116
Navient Corp 4.875% 3/15/2028		639,000	624,974
Navient Corp 5% 3/15/2027		1,769,000	1,758,563
Navient Corp 5.5% 3/15/2029 (n)		1,500,000	1,473,048
Navient Corp 5.625% 8/1/2033 (n)		1,259,000	1,139,813
Navient Corp 7.875% 6/15/2032 (n)		3,474,000	3,589,432
OneMain Finance Corp 3.875% 9/15/2028		4,360,000	4,207,086
OneMain Finance Corp 6.125% 5/15/2030		3,010,000	3,045,398
OneMain Finance Corp 6.5% 3/15/2033		1,505,000	1,501,969
OneMain Finance Corp 6.625% 5/15/2029		620,000	637,582
OneMain Finance Corp 6.75% 3/15/2032		1,185,000	1,202,561
OneMain Finance Corp 7.125% 11/15/2031		1,705,000	1,766,762
OneMain Finance Corp 7.125% 9/15/2032 (n)		4,335,000	4,474,236
OneMain Finance Corp 7.5% 5/15/2031		1,320,000	1,378,782
PRA Group Inc 8.875% 1/31/2030 (b)(n)		2,296,000	2,329,758
SLM Corp 6.5% 1/31/2030		2,800,000	2,903,104
			56,621,533
Financial Services - 3.6%
Block Inc 3.5% 6/1/2031 (n)		6,493,000	6,045,556
Block Inc 5.625% 8/15/2030 (b)		2,785,000	2,827,079
Block Inc 6% 8/15/2033 (b)		2,205,000	2,254,603
Block Inc 6.5% 5/15/2032		8,030,000	8,331,559
Boost Newco Borrower LLC 7.5% 1/15/2031 (b)		6,955,000	7,388,783
Burford Capital Global Finance LLC 7.5% 7/15/2033 (b)		2,665,000	2,631,109
Clue Opco LLC 9.5% 10/15/2031 (b)(n)		1,710,000	1,743,141
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (b)		3,065,000	3,093,272
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		4,285,000	4,301,069
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		4,835,000	4,158,495
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		7,823,000	7,687,657
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		2,044,000	2,042,838
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,020,000	981,756
ION Platform Finance US Inc 7.875% 9/30/2032 (b)		5,160,000	5,035,051
Jefferson Capital Holdin 8.25% 5/15/2030 (b)		2,355,000	2,441,549
NFE Financing LLC 12% 11/15/2029 (b)		7,280,321	1,774,240
PennyMac Financial Services Inc 6.75% 2/15/2034 (b)		2,970,000	3,044,205
PennyMac Financial Services Inc 6.875% 2/15/2033 (b)(n)		2,815,000	2,911,942
PennyMac Financial Services Inc 6.875% 5/15/2032 (b)		3,965,000	4,135,848
Rocket Cos Inc 6.125% 8/1/2030 (b)		4,680,000	4,827,434
Rocket Cos Inc 6.375% 8/1/2033 (b)		5,320,000	5,542,004
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		2,865,000	2,959,068
UWM Holdings LLC 6.25% 3/15/2031 (b)		3,030,000	3,024,549
UWM Holdings LLC 6.625% 2/1/2030 (b)		5,460,000	5,562,566
Walker & Dunlop Inc 6.625% 4/1/2033 (b)		2,050,000	2,097,874
WEX Inc 6.5% 3/15/2033 (b)		4,430,000	4,530,415
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)		7,835,000	8,000,678
			109,374,340
Insurance - 0.5%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (b)		1,320,000	1,353,739
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		1,320,000	1,365,247
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (b)		1,320,000	1,385,675
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)		600,000	615,292
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		1,370,000	1,394,874
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (b)		2,115,000	2,182,259
AmWINS Group Inc 4.875% 6/30/2029 (b)		530,000	511,869
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		4,725,000	4,866,751
			13,675,706
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (b)		3,005,000	3,012,842
Rithm Capital Corp 8% 4/1/2029 (b)		1,300,000	1,326,366
Rithm Capital Corp 8% 7/15/2030 (b)		2,985,000	3,025,826
Starwood Property Trust Inc 3.625% 7/15/2026 (b)		645,000	639,883
Starwood Property Trust Inc 5.25% 10/15/2028 (b)		1,530,000	1,535,543
Starwood Property Trust Inc 5.75% 1/15/2031 (b)		2,445,000	2,479,503
Starwood Property Trust Inc 6% 4/15/2030 (b)		2,495,000	2,548,161
Starwood Property Trust Inc 6.5% 10/15/2030 (b)		540,000	561,831
Starwood Property Trust Inc 6.5% 7/1/2030 (b)		3,245,000	3,374,975
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		1,625,000	1,711,473
			20,216,403
TOTAL FINANCIALS			235,164,809

Health Care - 6.4%
Biotechnology - 0.2%
Emergent BioSolutions Inc 3.875% 8/15/2028 (b)		5,192,000	4,595,260
Health Care Equipment & Supplies - 0.5%
AdaptHealth LLC 5.125% 3/1/2030 (b)		2,531,000	2,421,268
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		11,505,000	11,835,803
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)		1,877,000	1,972,543
			16,229,614
Health Care Providers & Services - 4.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)(n)		1,907,000	1,971,388
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		12,735,000	11,368,551
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		15,584,000	14,608,090
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		7,706,000	6,474,710
CHS/Community Health Systems Inc 9.75% 1/15/2034 (b)		3,010,000	3,186,949
CVS Health Corp 6.75% 12/10/2054 (c)		5,272,000	5,478,810
CVS Health Corp 7% 3/10/2055 (c)		7,155,000	7,517,623
DaVita Inc 4.625% 6/1/2030 (b)		9,890,000	9,550,339
DaVita Inc 6.75% 7/15/2033 (b)		4,290,000	4,448,030
DaVita Inc 6.875% 9/1/2032 (b)		4,620,000	4,785,997
Global Medical Response Inc 7.375% 10/1/2032 (b)		1,490,000	1,559,054
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		1,576,000	1,493,824
LifePoint Health Inc 10% 6/1/2032 (b)		1,726,000	1,835,839
ModivCare Inc 5% 10/1/2029 (b)(h)		970,000	4,850
Molina Healthcare Inc 6.25% 1/15/2033 (b)		9,280,000	9,340,645
Owens & Minor Inc 4.5% 3/31/2029 (b)(n)		1,755,000	1,350,584
Owens & Minor Inc 6.625% 4/1/2030 (b)(n)		3,678,000	2,799,532
Pediatrix Medical Group Inc 5.375% 2/15/2030 (b)		2,937,000	2,919,024
Prime Healthcare Services Inc 9.375% 9/1/2029 (b)		2,890,000	3,040,396
Radiology Partners Inc 8.5% 7/15/2032 (b)		1,485,000	1,544,344
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(c)		287,152	279,901
Select Medical Corp 6.25% 12/1/2032 (b)(n)		3,970,000	4,027,160
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)		1,455,000	1,497,067
Tenet Healthcare Corp 4.25% 6/1/2029		2,990,000	2,923,240
Tenet Healthcare Corp 4.375% 1/15/2030		3,830,000	3,737,982
Tenet Healthcare Corp 6.125% 10/1/2028 (n)		5,575,000	5,582,186
Tenet Healthcare Corp 6.125% 6/15/2030		6,275,000	6,391,405
Tenet Healthcare Corp 6.75% 5/15/2031 (n)		945,000	980,419
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		7,153,000	7,283,971
			127,981,910
Health Care Technology - 0.3%
IQVIA Inc 6.25% 6/1/2032 (b)		5,950,000	6,201,483
IQVIA Inc 6.5% 5/15/2030 (b)		2,670,000	2,772,923
			8,974,406
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		1,285,000	1,231,994
Charles River Laboratories International Inc 4% 3/15/2031 (b)		355,000	334,677
			1,566,671
Pharmaceuticals - 1.2%
1261229 BC Ltd 10% 4/15/2032 (b)		11,945,000	12,486,222
Bausch Health Americas Inc 8.5% 1/31/2027 (b)		1,855,000	1,846,894
Bausch Health Cos Inc 11% 9/30/2028 (b)		2,430,000	2,547,223
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		3,370,000	3,066,700
Bausch Health Cos Inc 5.25% 1/30/2030 (b)		1,415,000	1,019,005
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		1,410,000	1,341,498
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)(n)		7,079,000	5,426,314
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (b)(n)		3,004,000	2,691,359
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (b)(n)		6,289,000	4,893,983
			35,319,198
TOTAL HEALTH CARE			194,667,059

Industrials - 10.5%
Aerospace & Defense - 1.4%
Axon Enterprise Inc 6.125% 3/15/2030 (b)		3,995,000	4,103,017
Axon Enterprise Inc 6.25% 3/15/2033 (b)		3,760,000	3,886,354
BWX Technologies Inc 4.125% 6/30/2028 (b)		6,123,000	5,981,238
OneSky Flight LLC 8.875% 12/15/2029 (b)		2,823,000	2,995,680
TransDigm Inc 6% 1/15/2033 (b)		1,525,000	1,549,222
TransDigm Inc 6.25% 1/31/2034 (b)(n)		990,000	1,023,164
TransDigm Inc 6.375% 3/1/2029 (b)		3,535,000	3,614,538
TransDigm Inc 6.375% 5/31/2033 (b)		8,715,000	8,883,478
TransDigm Inc 6.75% 1/31/2034 (b)		5,095,000	5,279,862
TransDigm Inc 6.75% 8/15/2028 (b)		4,165,000	4,248,300
TransDigm Inc 6.875% 12/15/2030 (b)		150,000	155,732
TransDigm Inc 7.125% 12/1/2031 (b)		1,560,000	1,627,495
			43,348,080
Air Freight & Logistics - 0.4%
Rand Parent LLC 8.5% 2/15/2030 (b)(n)		10,115,000	10,340,312
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (b)		2,160,000	2,284,376
			12,624,688
Building Products - 1.7%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (b)		3,005,000	3,143,460
Builders FirstSource Inc 4.25% 2/1/2032 (b)(n)		5,995,000	5,672,137
Builders FirstSource Inc 6.375% 3/1/2034 (b)(n)		1,630,000	1,688,065
Builders FirstSource Inc 6.75% 5/15/2035 (b)		7,120,000	7,475,659
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (b)(n)		2,615,000	2,417,349
Cornerstone Building Brands Inc 6.125% 1/15/2029 (b)		2,095,000	1,592,438
Cornerstone Building Brands Inc 9.5% 8/15/2029 (b)(n)		1,590,000	1,467,129
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (b)		9,155,000	9,411,624
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)		2,370,000	2,461,162
JELD-WEN Inc 4.875% 12/15/2027 (b)(n)		2,160,000	2,100,890
JH North America Holdings Inc 6.125% 7/31/2032 (b)		460,000	471,774
Masterbrand Inc 7% 7/15/2032 (b)		1,441,000	1,494,741
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		1,410,000	1,447,297
Standard Building Solutions Inc 6.25% 8/1/2033 (b)		6,295,000	6,419,314
Standard Building Solutions Inc 6.5% 8/15/2032 (b)		2,725,000	2,801,304
			50,064,343
Commercial Services & Supplies - 2.9%
ADT Security Corp/The 5.875% 10/15/2033 (b)		3,055,000	3,099,135
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (b)		2,120,000	2,072,547
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (b)		4,205,000	4,313,897
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)		9,655,000	10,052,939
Artera Services LLC 8.5% 2/15/2031 (b)(n)		16,509,000	14,247,088
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		11,530,000	11,093,873
Clean Harbors Inc 6.375% 2/1/2031 (b)(n)		1,205,000	1,234,544
CoreCivic Inc 4.75% 10/15/2027		7,084,000	7,024,038
CoreCivic Inc 8.25% 4/15/2029		1,432,000	1,508,046
GEO Group Inc/The 10.25% 4/15/2031		4,401,000	4,819,549
GEO Group Inc/The 8.625% 4/15/2029		4,485,000	4,733,101
GFL Environmental Inc 3.5% 9/1/2028 (b)		1,505,000	1,471,741
GFL Environmental Inc 6.75% 1/15/2031 (b)		505,000	528,293
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		8,025,000	7,924,688
OT Midco Inc 10% 2/15/2030 (b)		4,321,000	2,527,896
Reworld Holding Corp 4.875% 12/1/2029 (b)		1,630,000	1,531,619
Waste Pro USA Inc 7% 2/1/2033 (b)		1,740,000	1,808,598
Williams Scotsman Inc 6.625% 4/15/2030 (b)		1,205,000	1,246,101
Williams Scotsman Inc 6.625% 6/15/2029 (b)		2,665,000	2,743,807
			83,981,500
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (b)		6,010,000	6,167,823
Amsted Industries Inc 6.375% 3/15/2033 (b)		2,279,000	2,358,617
Pike Corp 5.5% 9/1/2028 (b)		437,000	436,069
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)		6,254,000	6,261,565
			15,224,074
Electrical Equipment - 0.3%
Sensata Technologies BV 4% 4/15/2029 (b)		3,705,000	3,610,663
WESCO Distribution Inc 6.375% 3/15/2033 (b)(n)		4,210,000	4,397,884
			8,008,547
Ground Transportation - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (b)(n)		1,940,000	1,987,334
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)		7,000,000	7,141,309
XPO Inc 7.125% 2/1/2032 (b)(n)		4,920,000	5,173,872
XPO Inc 7.125% 6/1/2031 (b)(n)		1,330,000	1,388,673
			15,691,188
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (b)		3,985,000	3,907,210
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (b)		2,640,000	2,772,887
			6,680,097
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(c)		5,525,000	5,932,005
Enpro Inc 6.125% 6/1/2033 (b)		2,881,000	2,947,165
			8,879,170
Passenger Airlines - 0.1%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)		4,313,000	4,239,224
Professional Services - 1.1%
Amentum Holdings Inc 7.25% 8/1/2032 (b)		3,375,000	3,512,379
CACI International Inc 6.375% 6/15/2033 (b)		5,116,000	5,319,208
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (b)		7,866,000	7,338,325
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (b)		4,730,000	4,516,877
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (b)		2,125,000	2,162,343
Science Applications International Corp 5.875% 11/1/2033 (b)		4,595,000	4,581,490
TriNet Group Inc 3.5% 3/1/2029 (b)		7,215,000	6,775,455
			34,206,077
Trading Companies & Distributors - 1.0%
FTAI Aviation Investors LLC 7% 5/1/2031 (b)		100,000	104,795
FTAI Aviation Investors LLC 7% 6/15/2032 (b)		1,050,000	1,099,736
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)(n)		3,205,000	3,406,079
Herc Holdings Inc 7% 6/15/2030 (b)		5,735,000	6,002,704
Herc Holdings Inc 7.25% 6/15/2033 (b)(n)		4,115,000	4,338,457
QXO Building Products Inc 6.75% 4/30/2032 (b)		9,930,000	10,280,062
United Rentals North America Inc 6.125% 3/15/2034 (b)		5,835,000	6,088,747
			31,320,580
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (b)		1,460,000	1,520,165
TOTAL INDUSTRIALS			315,787,733

Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp 5% 12/15/2029 (b)		4,336,000	4,289,613
Insight Enterprises Inc 6.625% 5/15/2032 (b)		2,180,000	2,231,147
Lightning Power LLC 7.25% 8/15/2032 (b)		2,182,000	2,311,301
Sensata Technologies Inc 3.75% 2/15/2031 (b)		1,370,000	1,273,386
Sensata Technologies Inc 6.625% 7/15/2032 (b)(n)		3,145,000	3,273,999
TTM Technologies Inc 4% 3/1/2029 (b)		1,580,000	1,525,855
			14,905,301
IT Services - 1.0%
ASGN Inc 4.625% 5/15/2028 (b)		2,110,000	2,072,291
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		7,565,000	7,540,848
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)(n)		1,805,000	1,800,936
CoreWeave Inc 9% 2/1/2031 (b)		7,495,000	7,516,923
CoreWeave Inc 9.25% 6/1/2030 (b)		5,000,000	5,048,630
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		4,200,000	3,999,224
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		945,000	943,926
			28,922,778
Semiconductors & Semiconductor Equipment - 1.0%
Amkor Technology Inc 5.875% 10/1/2033 (b)		1,505,000	1,531,008
Entegris Inc 3.625% 5/1/2029 (b)(n)		2,050,000	1,949,095
Entegris Inc 4.75% 4/15/2029 (b)		10,525,000	10,459,901
Entegris Inc 5.95% 6/15/2030 (b)(n)		9,385,000	9,528,027
ON Semiconductor Corp 3.875% 9/1/2028 (b)		4,025,000	3,916,306
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (c)		1,468,937	1,263,286
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(c)		1,357,857	1,495,340
			30,142,963
Software - 1.2%
Cloud Software Group Inc 8.25% 6/30/2032 (b)		3,695,000	3,882,757
Cloud Software Group Inc 9% 9/30/2029 (b)		12,002,000	12,414,149
Fair Isaac Corp 6% 5/15/2033 (b)		6,060,000	6,168,450
Gen Digital Inc 6.25% 4/1/2033 (b)		1,485,000	1,528,722
Rackspace Finance LLC 3.5% 5/15/2028 (b)		6,437,850	2,510,762
UKG Inc 6.875% 2/1/2031 (b)		2,345,000	2,413,845
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		7,720,000	8,107,691
			37,026,376
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (b)		4,045,000	4,134,649
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)		2,565,000	2,627,971
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (b)		1,110,000	1,179,326
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (b)		1,625,000	1,729,590
			9,671,536
TOTAL INFORMATION TECHNOLOGY			120,668,954

Materials - 6.2%
Chemicals - 3.0%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(c)		6,715,229	5,942,978
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)		1,225,000	1,284,365
Celanese US Holdings LLC 6.5% 4/15/2030 (n)		2,200,000	2,181,630
Celanese US Holdings LLC 6.75% 4/15/2033 (n)		5,325,000	5,243,607
Chemours Co/The 4.625% 11/15/2029 (b)		1,223,000	1,073,195
Chemours Co/The 5.75% 11/15/2028 (b)(n)		7,655,000	7,335,277
Chemours Co/The 8% 1/15/2033 (b)(n)		3,275,000	3,165,420
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (b)		2,742,656	1,534,424
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (b)		6,205,000	6,058,618
Mativ Holdings Inc 8% 10/1/2029 (b)(n)		3,052,000	2,957,503
Olin Corp 5% 2/1/2030 (n)		9,230,000	8,976,218
Olin Corp 6.625% 4/1/2033 (b)		5,400,000	5,347,493
Olympus Water US Holding Corp 6.25% 10/1/2029 (b)(n)		5,040,000	4,912,704
Olympus Water US Holding Corp 7.25% 2/15/2033 (b)		7,660,000	7,624,529
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)(n)		1,315,000	1,315,789
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		2,800,000	2,795,106
Solstice Advanced Materials Inc 5.625% 9/30/2033 (b)		4,550,000	4,553,640
Tronox Inc 4.625% 3/15/2029 (b)		9,735,000	5,984,866
WR Grace Holdings LLC 5.625% 8/15/2029 (b)		7,540,000	6,899,399
WR Grace Holdings LLC 6.625% 8/15/2032 (b)		4,455,000	4,302,951
			89,489,712
Construction Materials - 0.7%
Quikrete Holdings Inc 6.375% 3/1/2032 (b)		13,000,000	13,483,756
Quikrete Holdings Inc 6.75% 3/1/2033 (b)(n)		4,171,000	4,340,167
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (b)		4,470,000	4,455,539
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		960,000	1,010,879
			23,290,341
Containers & Packaging - 1.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		4,495,000	4,190,734
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		2,615,000	2,621,741
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)		4,075,000	4,088,847
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)		3,145,000	3,176,409
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)(n)		4,927,000	4,937,077
Crown Americas LLC 5.875% 6/1/2033 (b)		4,185,000	4,241,401
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		965,000	960,465
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		1,600,000	1,503,234
Graphic Packaging International LLC 6.375% 7/15/2032 (b)(n)		2,615,000	2,649,325
Sealed Air Corp 5% 4/15/2029 (b)		916,000	909,520
Sealed Air Corp 6.5% 7/15/2032 (b)		1,515,000	1,567,722
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (b)(n)		2,555,000	2,682,042
			33,528,517
Metals & Mining - 1.4%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		10,362,000	10,952,002
Alumina Pty Ltd 6.375% 9/15/2032 (b)		5,480,000	5,671,011
Century Aluminum Co 6.875% 8/1/2032 (b)		2,645,000	2,719,263
Cleveland-Cliffs Inc 7% 3/15/2032 (b)(n)		3,185,000	3,256,640
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)(n)		1,530,000	1,582,907
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)		1,370,000	1,434,156
Cleveland-Cliffs Inc 7.625% 1/15/2034 (b)		1,775,000	1,845,400
Commercial Metals Co 3.875% 2/15/2031		1,685,000	1,573,170
Commercial Metals Co 4.125% 1/15/2030 (n)		1,570,000	1,512,816
Kaiser Aluminum Corp 5.875% 3/1/2034 (b)		3,020,000	3,008,959
Novelis Corp 3.875% 8/15/2031 (b)(n)		1,475,000	1,351,571
Novelis Corp 6.375% 8/15/2033 (b)		1,485,000	1,504,565
Novelis Corp 6.875% 1/30/2030 (b)(n)		5,570,000	5,781,894
			42,194,354
TOTAL MATERIALS			188,502,924

Real Estate - 2.4%
Diversified REITs - 0.6%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		8,930,000	8,005,727
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		7,795,000	7,295,543
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (b)		3,730,000	3,493,232
			18,794,502
Health Care REITs - 1.0%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (b)		3,760,000	3,686,270
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	1,290,000	1,407,634
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		5,330,000	3,763,330
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,925,000	3,209,126
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (n)		10,769,000	10,361,120
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		2,085,000	2,184,419
Omega Healthcare Investors Inc 3.25% 4/15/2033		6,131,000	5,411,756
			30,023,655
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)(n)		2,890,000	2,982,818
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)		600,000	604,343
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (b)		736,000	677,521
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (b)		1,871,000	1,795,565
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)		1,395,000	1,518,954
Forestar Group Inc 6.5% 3/15/2033 (b)		4,383,000	4,490,033
Howard Hughes Corp/The 4.125% 2/1/2029 (b)		1,585,000	1,523,388
Howard Hughes Corp/The 4.375% 2/1/2031 (b)		1,350,000	1,272,788
Kennedy-Wilson Inc 4.75% 2/1/2030		3,270,000	3,020,105
			14,902,697
Specialized REITs - 0.2%
Millrose Properties Inc 6.25% 9/15/2032 (b)		3,025,000	3,039,460
Millrose Properties Inc 6.375% 8/1/2030 (b)		3,010,000	3,049,252
			6,088,712
TOTAL REAL ESTATE			72,792,384

Utilities - 3.8%
Electric Utilities - 3.1%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		670,000	606,700
Clearway Energy Operating LLC 3.75% 2/15/2031 (b)		6,965,000	6,449,860
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		1,030,000	1,024,234
Edison International 6.25% 3/15/2030 (n)		2,773,000	2,879,750
Edison International 7.875% 6/15/2054 (c)		2,430,000	2,500,990
Edison International 8.125% 6/15/2053 (c)(n)		2,370,000	2,446,001
Hawaiian Electric Co Inc 6% 10/1/2033 (b)		2,210,000	2,234,333
NRG Energy Inc 3.375% 2/15/2029 (b)		6,090,000	5,791,328
NRG Energy Inc 3.625% 2/15/2031 (b)		1,990,000	1,857,637
NRG Energy Inc 3.875% 2/15/2032 (b)		5,000	4,640
NRG Energy Inc 5.25% 6/15/2029 (b)		5,650,000	5,674,480
NRG Energy Inc 5.75% 1/15/2034 (b)		4,595,000	4,631,388
NRG Energy Inc 5.75% 7/15/2029 (b)		3,530,000	3,543,355
NRG Energy Inc 6% 1/15/2036 (b)		4,595,000	4,677,928
NRG Energy Inc 6% 2/1/2033 (b)		3,170,000	3,233,660
NRG Energy Inc 6.25% 11/1/2034 (b)		3,438,000	3,539,785
PacifiCorp 7.375% 9/15/2055 (c)		4,241,000	4,455,285
PG&E Corp 5% 7/1/2028		1,485,000	1,474,646
PG&E Corp 5.25% 7/1/2030		12,109,000	11,983,130
PG&E Corp 7.375% 3/15/2055 (c)		5,237,000	5,386,385
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		6,835,000	6,837,222
Vistra Operations Co LLC 6.875% 4/15/2032 (b)		3,230,000	3,392,601
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		2,240,000	2,377,164
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)(n)		1,894,000	1,948,295
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (b)(n)		3,020,000	3,159,757
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (b)(n)		2,995,000	3,142,408
			95,252,962
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 6.95% 7/15/2055 (c)		3,229,000	3,124,021
Alpha Generation LLC 6.25% 1/15/2034 (b)		3,055,000	3,090,503
Alpha Generation LLC 6.75% 10/15/2032 (b)(n)		1,325,000	1,361,552
Calpine Corp 4.625% 2/1/2029 (b)		1,820,000	1,808,835
Calpine Corp 5.125% 3/15/2028 (b)		2,127,000	2,126,766
Sunnova Energy Corp 5.875% (b)(h)		6,514,000	32,570
Talen Energy Supply LLC 6.25% 2/1/2034 (b)		4,605,000	4,722,194
Talen Energy Supply LLC 6.5% 2/1/2036 (b)		4,605,000	4,769,414
			21,035,855
TOTAL UTILITIES			116,288,817

TOTAL UNITED STATES			2,033,691,280
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 7.25% 2/15/2034 (b)		1,655,000	1,718,573
First Quantum Minerals Ltd 8% 3/1/2033 (b)		2,455,000	2,609,132
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		285,000	298,181
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		6,266,000	6,616,207

TOTAL ZAMBIA			11,242,093
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,453,362,341)			2,460,813,669

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 10%	73,100	5,655,747
Strategy Inc 9% (p)	25,012	2,486,693

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,284,439)		8,142,440

Preferred Securities - 1.8%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (b)(c)(o)	2,950,000	3,143,777
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(h)(i)(o)	100,000	5,000
UNITED STATES - 1.7%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP 6.625% (c)(o)	2,948,000	2,984,873
Energy Transfer LP Series G, 7.125% (c)(o)	1,470,000	1,560,776
Mesquite Energy Inc 7.25% (h)(i)(o)	28,768,000	2,876
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (c)(d)(o)	9,863,000	10,057,671
Sunoco LP 7.875% (b)(c)(o)	4,515,000	4,628,199
		19,234,395
Financials - 0.6%
Banks - 0.3%
Bank of America Corp 6.25% (c)(o)	2,945,000	2,998,714
BW Real Estate Inc 9.5% (b)(c)(o)	4,583,000	4,741,446
		7,740,160
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (c)(o)	3,980,000	3,741,537
Ally Financial Inc 4.7% (c)(n)(o)	4,385,000	4,337,346
		8,078,883
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(i)(o)	1,504,390	1,525,295
TOTAL FINANCIALS		17,344,338

Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Air Lease Corp 4.125% (c)(o)	7,524,000	7,284,527
Aircastle Ltd 5.25% (b)(c)(o)	5,175,000	5,178,004
		12,462,531
Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (c)(o)	3,165,000	3,107,535
TOTAL UNITED STATES		52,148,799
TOTAL PREFERRED SECURITIES (Cost $76,814,783)		55,297,576

U.S. Treasury Obligations - 1.6%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Notes 3.75% 5/31/2030	3.66 to 3.72	8,158,000	8,176,483
US Treasury Notes 4% 2/15/2034	3.87 to 4.74	40,809,000	40,836,100
TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,009,655)			49,012,583

Money Market Funds - 10.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	4.18	66,116,879	66,130,102
Fidelity Securities Lending Cash Central Fund (s)(t)	4.18	248,521,973	248,546,825
TOTAL MONEY MARKET FUNDS (Cost $314,676,927)			314,676,927

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $3,236,016,216)	3,265,376,201
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(233,796,016)
NET ASSETS - 100.0%	3,031,580,185

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,139,036,865 or 70.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $860,891 and $842,713, respectively.

(h)	Non-income producing - Security is in default.
(i)	Level 3 security.
(j)	Non-income producing.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,712 or 0.0% of net assets.

(l)	Zero coupon bond which is issued at a discount.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,007,250 or 0.2% of net assets.

(n)	Security or a portion of the security is on loan at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
New Cotai LLC / New Cotai Capital Corp	9/11/2020	623,261

Northeast Grocery Inc	11/8/2021	5,074

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,976,972	575,160,709	565,006,256	1,113,066	(1,323)	-	66,130,102	66,116,879	0.1%
Fidelity Securities Lending Cash Central Fund	258,518,740	464,193,378	474,165,293	536,211	-	-	248,546,825	248,521,973	1.0%
Total	314,495,712	1,039,354,087	1,039,171,549	1,649,277	(1,323)	-	314,676,927

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	21,731,410	-	21,512,512	1,196,285	(736,668)	853,846	-	-
	21,731,410	-	21,512,512	1,196,285	(736,668)	853,846	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Sales proceeds amount represents shares tendered under Fidelity Private Credit Company LLC's share repurchase program.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	7,923,228	-	7,923,228	-

Bank Loan Obligations
Communication Services	23,000,890	-	23,000,890	-
Consumer Discretionary	74,413,610	-	74,413,610	-
Consumer Staples	7,447,220	-	7,447,220	-
Energy	9,936,149	-	9,936,148	1
Financials	7,763,575	-	7,763,575	-
Health Care	20,472,041	-	18,798,466	1,673,575
Industrials	16,265,445	-	16,048,910	216,535
Information Technology	28,612,353	-	27,217,225	1,395,128
Materials	33,019,503	-	33,019,503	-
Utilities	7,970,855	-	7,970,855	-

Common Stocks
Communication Services	13,005,774	9,082,423	-	3,923,351
Consumer Discretionary	56,217	-	-	56,217
Consumer Staples	114,896	-	-	114,896
Energy	48,054,473	3,722,865	-	44,331,608
Health Care	6,845,233	3,177,657	-	3,667,576
Information Technology	6,453,941	2,228,560	-	4,225,381
Utilities	24	-	-	24

Convertible Corporate Bonds
Communication Services	27,260,155	-	27,260,155	-
Consumer Discretionary	210,800	-	-	210,800
Energy	3,132,078	-	3,132,078	-
Financials	9,011,503	-	9,011,503	-
Information Technology	16,387,165	-	16,387,165	-
Utilities	3,594,453	-	3,594,453	-

Convertible Preferred Stocks
Financials	6,481,425	-	1,368,231	5,113,194

Non-Convertible Corporate Bonds
Communication Services	285,869,627	-	285,869,627	-
Consumer Discretionary	351,353,113	-	351,319,913	33,200
Consumer Staples	69,898,129	-	69,898,129	-
Energy	307,170,790	-	307,170,790	-
Financials	271,060,379	-	271,060,379	-
Health Care	200,475,757	-	200,475,757	-
Industrials	366,263,912	-	366,263,912	-
Information Technology	135,964,004	-	135,964,004	-
Materials	268,448,565	-	268,438,565	10,000
Real Estate	72,792,384	-	72,792,384	-
Utilities	131,517,009	-	131,517,009	-

Non-Convertible Preferred Stocks
Information Technology	8,142,440	8,142,440	-	-

Preferred Securities
Energy	19,234,395	-	19,231,519	2,876
Financials	20,493,115	-	18,962,820	1,530,295
Industrials	12,462,531	-	12,462,531	-
Utilities	3,107,535	-	3,107,535	-

U.S. Treasury Obligations	49,012,583	-	49,012,583	-

Money Market Funds	314,676,927	314,676,927	-	-
Total Investments in Securities:	3,265,376,201	341,030,872	2,857,840,672	66,504,657
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2025 ($)
Bank Loan Obligations	8,363,952	89,781	(454,056)	2,071,807	(3,876,551)	6,797	-	(2,916,491)	3,285,239	(452,916)
Common Stocks	27,473,541	-	24,878,975	4,056,627	(90,090)	-	-	-	56,319,053	24,878,975
Convertible Preferred Stocks	-	-	431,609	4,681,585	-	-	-	-	5,113,194	431,609
Convertible Corporate Bonds	167,755	-	38,196	4,128	-	721	-	-	210,800	38,196
Preferred Securities	1,482,994	-	(237,503)	-	-	-	287,680	-	1,533,171	(237,503)
Non-Convertible Corporate Bonds	4,759,216	163,453	(28,087)	24,140	(4,861,782)	(13,740)	-	-	43,200	13,200

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $239,413,645) - See accompanying schedule:
Unaffiliated issuers (cost $2,921,339,289)	$2,950,699,274
Fidelity Central Funds (cost $314,676,927)	314,676,927

Total Investment in Securities (cost $3,236,016,216)		$3,265,376,201
Cash		64,719
Receivable for investments sold		15,421,915
Receivable for fund shares sold		1,752,179
Dividends receivable		131
Interest receivable		45,546,530
Distributions receivable from Fidelity Central Funds		348,912
Prepaid expenses		3,251
Receivable from investment adviser for expense reductions		55,802
Other receivables		811,026
Total assets		3,329,380,666
Liabilities
Payable for investments purchased
Regular delivery	$36,981,492
Delayed delivery	5,690,000
Payable for fund shares redeemed	1,792,863
Distributions payable	3,052,883
Accrued management fee	1,639,102
Distribution and service plan fees payable	44,770
Other payables and accrued expenses	52,546
Collateral on securities loaned	248,546,825
Total liabilities		297,800,481
Commitments and contingent liabilities (see Litigation note)
Net Assets		$3,031,580,185
Net Assets consist of:
Paid in capital		$3,719,531,881
Total accumulated earnings (loss)		(687,951,696)
Net Assets		$3,031,580,185

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($136,018,477 ÷ 16,734,653 shares)(a)		$8.13
Maximum offering price per share (100/96.00 of $8.13)		$8.47
Class M :
Net Asset Value and redemption price per share ($32,450,941 ÷ 3,992,737 shares)(a)		$8.13
Maximum offering price per share (100/96.00 of $8.13)		$8.47
Class C :
Net Asset Value and offering price per share ($11,477,873 ÷ 1,411,645 shares)(a)		$8.13
Fidelity High Income Fund :
Net Asset Value, offering price and redemption price per share ($2,629,064,976 ÷ 323,286,508 shares)		$8.13
Class I :
Net Asset Value, offering price and redemption price per share ($55,865,846 ÷ 6,870,693 shares)		$8.13
Class Z :
Net Asset Value, offering price and redemption price per share ($166,702,072 ÷ 20,512,160 shares)		$8.13
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends (including $1,196,285 earned from affiliated issuers)		$2,522,303
Interest		107,256,415
Income from Fidelity Central Funds (including $536,211 from security lending)		1,649,277
Total income		111,427,995
Expenses
Management fee	$9,734,459
Distribution and service plan fees	259,100
Custodian fees and expenses	19,598
Independent trustees' fees and expenses	5,249
Registration fees	97,227
Audit fees	53,955
Legal	10,988
Miscellaneous	7,351
Total expenses before reductions	10,187,927
Expense reductions	(82,516)
Total expenses after reductions		10,105,411
Net Investment income (loss)		101,322,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,666,408
Fidelity Central Funds	(1,323)
Other affiliated issuers	(736,668)
Foreign currency transactions	775,398
Total net realized gain (loss)		9,703,815
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	113,370,425
Affiliated issuers	853,846
Assets and liabilities in foreign currencies	(12,162)
Total change in net unrealized appreciation (depreciation)		114,212,109
Net gain (loss)		123,915,924
Net increase (decrease) in net assets resulting from operations		$225,238,508
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,322,584	$178,976,484
Net realized gain (loss)	9,703,815	(29,702,440)
Change in net unrealized appreciation (depreciation)	114,212,109	75,627,668
Net increase (decrease) in net assets resulting from operations	225,238,508	224,901,712
Distributions to shareholders	(89,871,271)	(168,512,973)

Share transactions - net increase (decrease)	56,010,790	142,938,348
Total increase (decrease) in net assets	191,378,027	199,327,087

Net Assets
Beginning of period	2,840,202,158	2,640,875,071
End of period	$3,031,580,185	$2,840,202,158

Financial Highlights
Fidelity Advisor® High Income Fund Class A

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.76	$7.61	$7.43	$7.91	$8.71	$7.93
Income from Investment Operations
Net investment income (loss) A,B	.261	.497	.449	.387	.345	.368
Net realized and unrealized gain (loss)	.340	.120	.139	(.501)	(.760)	.772
Total from investment operations	.601	.617	.588	(.114)	(.415)	1.140
Distributions from net investment income	(.231)	(.467)	(.408)	(.366)	(.385)	(.360)
Total distributions	(.231)	(.467)	(.408)	(.366)	(.385)	(.360)
Net asset value, end of period	$8.13	$7.76	$7.61	$7.43	$7.91	$8.71
Total Return C,D,E	7.81%	8.21%	8.15%	(1.33)%	(5.02)%	14.56%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.97%	.99%	1.02%	.99%	.98%
Expenses net of fee waivers, if any	.95 % H	.95%	.98%	1.02%	.99%	.98%
Expenses net of all reductions, if any	.94% H	.95%	.98%	1.02%	.99%	.98%
Net investment income (loss)	6.47% H	6.35%	6.03%	5.19%	4.02%	4.32%
Supplemental Data
Net assets, end of period (000 omitted)	$136,018	$125,519	$118,358	$119,481	$131,926	$148,229
Portfolio turnover rate I	77 % H	70% J	43%	35%	54%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® High Income Fund Class M

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.76	$7.61	$7.43	$7.91	$8.71	$7.93
Income from Investment Operations
Net investment income (loss) A,B	.261	.497	.449	.386	.345	.367
Net realized and unrealized gain (loss)	.340	.120	.139	(.500)	(.761)	.772
Total from investment operations	.601	.617	.588	(.114)	(.416)	1.139
Distributions from net investment income	(.231)	(.467)	(.408)	(.366)	(.384)	(.359)
Total distributions	(.231)	(.467)	(.408)	(.366)	(.384)	(.359)
Net asset value, end of period	$8.13	$7.76	$7.61	$7.43	$7.91	$8.71
Total Return C,D,E	7.81%	8.20%	8.15%	(1.34)%	(5.03)%	14.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.97%	1.00%	1.03%	1.00%	.99%
Expenses net of fee waivers, if any	.94 % H	.95%	.98%	1.02%	1.00%	.99%
Expenses net of all reductions, if any	.94% H	.95%	.98%	1.02%	1.00%	.99%
Net investment income (loss)	6.47% H	6.35%	6.03%	5.18%	4.01%	4.31%
Supplemental Data
Net assets, end of period (000 omitted)	$32,451	$31,852	$30,592	$28,957	$30,231	$36,179
Portfolio turnover rate I	77 % H	70% J	43%	35%	54%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® High Income Fund Class C

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.76	$7.61	$7.43	$7.91	$8.71	$7.93
Income from Investment Operations
Net investment income (loss) A,B	.231	.439	.392	.330	.281	.302
Net realized and unrealized gain (loss)	.340	.119	.138	(.501)	(.763)	.772
Total from investment operations	.571	.558	.530	(.171)	(.482)	1.074
Distributions from net investment income	(.201)	(.408)	(.350)	(.309)	(.318)	(.294)
Total distributions	(.201)	(.408)	(.350)	(.309)	(.318)	(.294)
Net asset value, end of period	$8.13	$7.76	$7.61	$7.43	$7.91	$8.71
Total Return C,D,E	7.41%	7.40%	7.32%	(2.09)%	(5.75)%	13.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.69% H	1.72%	1.76%	1.79%	1.76%	1.75%
Expenses net of fee waivers, if any	1.69 % H	1.70%	1.75%	1.79%	1.76%	1.75%
Expenses net of all reductions, if any	1.69% H	1.70%	1.75%	1.79%	1.76%	1.75%
Net investment income (loss)	5.72% H	5.60%	5.26%	4.42%	3.25%	3.55%
Supplemental Data
Net assets, end of period (000 omitted)	$11,478	$10,736	$10,073	$12,311	$17,027	$29,822
Portfolio turnover rate I	77 % H	70% J	43%	35%	54%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® High Income Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.77	$7.61	$7.43	$7.91	$8.71	$7.93
Income from Investment Operations
Net investment income (loss) A,B	.273	.520	.471	.408	.371	.392
Net realized and unrealized gain (loss)	.329	.130	.138	(.500)	(.761)	.772
Total from investment operations	.602	.650	.609	(.092)	(.390)	1.164
Distributions from net investment income	(.242)	(.490)	(.429)	(.388)	(.410)	(.384)
Total distributions	(.242)	(.490)	(.429)	(.388)	(.410)	(.384)
Net asset value, end of period	$8.13	$7.77	$7.61	$7.43	$7.91	$8.71
Total Return C,D	7.82%	8.66%	8.46%	(1.04)%	(4.75)%	14.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66% G	.67%	.70%	.73%	.70%	.69%
Expenses net of fee waivers, if any	.66 % G	.66%	.69%	.73%	.70%	.69%
Expenses net of all reductions, if any	.66% G	.66%	.69%	.73%	.70%	.69%
Net investment income (loss)	6.76% G	6.64%	6.32%	5.48%	4.31%	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$2,629,065	$2,463,453	$2,366,574	$2,566,789	$3,181,308	$4,139,179
Portfolio turnover rate H	77 % G	70% I	43%	35%	54%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® High Income Fund Class I

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.76	$7.61	$7.43	$7.91	$8.71	$7.93
Income from Investment Operations
Net investment income (loss) A,B	.272	.520	.465	.401	.390	.390
Net realized and unrealized gain (loss)	.339	.117	.137	(.499)	(.774)	.771
Total from investment operations	.611	.637	.602	(.098)	(.384)	1.161
Distributions from net investment income	(.241)	(.487)	(.422)	(.382)	(.416)	(.381)
Total distributions	(.241)	(.487)	(.422)	(.382)	(.416)	(.381)
Net asset value, end of period	$8.13	$7.76	$7.61	$7.43	$7.91	$8.71
Total Return C,D	7.94%	8.47%	8.35%	(1.12)%	(4.68)%	14.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.71%	.81%	.85%	.72%	.73%
Expenses net of fee waivers, if any	.70 % G	.70%	.79%	.80%	.71%	.73%
Expenses net of all reductions, if any	.70% G	.70%	.79%	.80%	.71%	.73%
Net investment income (loss)	6.72% G	6.60%	6.22%	5.41%	4.29%	4.57%
Supplemental Data
Net assets, end of period (000 omitted)	$55,866	$54,645	$58,026	$110,904	$84,814	$4,009,851
Portfolio turnover rate H	77 % G	70% I	43%	35%	54%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® High Income Fund Class Z

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.76	$7.61	$7.43	$7.91	$8.71	$7.93
Income from Investment Operations
Net investment income (loss) A,B	.275	.523	.476	.415	.378	.399
Net realized and unrealized gain (loss)	.340	.122	.138	(.502)	(.763)	.770
Total from investment operations	.615	.645	.614	(.087)	(.385)	1.169
Distributions from net investment income	(.245)	(.495)	(.434)	(.393)	(.415)	(.389)
Total distributions	(.245)	(.495)	(.434)	(.393)	(.415)	(.389)
Net asset value, end of period	$8.13	$7.76	$7.61	$7.43	$7.91	$8.71
Total Return C,D	7.99%	8.58%	8.53%	(.98)%	(4.68)%	14.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60% G	.61%	.65%	.66%	.64%	.63%
Expenses net of fee waivers, if any	.60 % G	.60%	.64%	.66%	.63%	.63%
Expenses net of all reductions, if any	.60% G	.60%	.64%	.66%	.63%	.62%
Net investment income (loss)	6.81% G	6.70%	6.37%	5.54%	4.37%	4.67%
Supplemental Data
Net assets, end of period (000 omitted)	$166,702	$153,998	$57,252	$58,023	$133,498	$249,502
Portfolio turnover rate H	77 % G	70% I	43%	35%	54%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invested in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund had no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Fund indirectly bore its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2025 was 9.68%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Bank Loan Obligations	$ 3,285,239	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	8.5% - 11.2% / 10.3%	Decrease
		Indicative market price	Evaluated bid	$78.00 - $97.00 / $81.08	Increase
Common Stocks	$ 56,319,053	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	5.1 - 11.8 / 7.9	Increase
		Market approach	Transaction price	$0.00 - $7.31 / $7.31	Increase
		Recovery value	Recovery value	$0.00 - $0.22 / $0.04	Increase
		Black scholes	Volatility	45.0% - 60.0% / 53.7%	Increase
			Discount rate	3.5% - 3.7% / 3.6%	Increase
			Term	1.3 - 3.7 / 2.7	Increase
		Discounted cash flow	Discount rate	4.8% - 12.2% / 8.5%	Decrease
		Indicative market price	Mid price	$14.70 - $16.79 / $16.61	Increase
Convertible Corporate Bonds	$ 210,800	Black scholes	Volatility	45.0%	Increase
			Discount rate	3.7%	Increase
			Term	1.3	Increase
Convertible Preferred Stocks	$ 5,113,194	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	20.5	Increase
Non-Convertible Corporate Bonds	$ 43,200	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$5.00 - $16.00 / $11.50	Increase
Preferred Securities	$ 1,533,171	Discounted cash flow	Yield	9.9%	Decrease
		Indicative market price	Evaluated bid	$0.01 - $5.00 / $3.18	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$172,261,614
Gross unrealized depreciation	(114,524,300)
Net unrealized appreciation (depreciation)	$57,737,314
Tax cost	$3,207,638,887

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(116,639,476)
Long-term	(652,930,926)
Total capital loss carryforward	$(769,570,402)

Due to a merger in the prior period, approximately $14,119,918 of the Fund's realized losses were subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $2,460,497 of those capital losses per year to offset capital gains. These realized losses were acquired from Fidelity Global High Income Fund when it merged into the Fund on September 13, 2024.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Fund	1,098,167,591	1,107,495,285

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.72
Class C	.74
Fidelity High Income Fund	.67
Class I	.76
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Fidelity High Income Fund	.65
Class I	.69
Class Z	.59

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	163,147	2,320
Class M	- %	.25%	40,581	-
Class C	.75%	.25%	55,372	5,066
			259,100	7,386
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,179
Class M	1,376
Class C A	136
5,691
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity High Income Fund	1,121

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity High Income Fund	325,052	1,186,947	394,483

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity High Income Fund	1,755
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity High Income Fund	54,894	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until August 31, 2026. During the period, this waiver reduced the Fund's management fee by $66,991.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $15,525.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity High Income Fund
Distributions to shareholders
Class A	$3,752,438	$7,515,023
Class M	933,971	1,922,874
Class C	276,924	592,276
Fidelity High Income Fund	78,052,745	150,562,622
Class I	1,650,004	3,523,403
Class Z	5,205,189	4,396,775
Total	$89,871,271	$168,512,973
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2025	Year ended April 30, 2025	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity High Income Fund
Class A
Shares sold	1,437,944	2,765,764	$11,605,653	$21,766,962
Issued in exchange for the shares of the Acquired Fund(s)	-	999,256	-	7,914,122
Reinvestment of distributions	431,375	878,589	3,469,737	6,900,156
Shares redeemed	(1,305,468)	(4,033,889)	(10,468,945)	(31,705,247)
Net increase (decrease)	563,851	609,720	$4,606,445	$4,875,993
Class M
Shares sold	153,248	348,687	$1,233,734	$2,726,098
Issued in exchange for the shares of the Acquired Fund(s)	-	324,134	-	2,567,153
Reinvestment of distributions	104,755	216,979	842,262	1,703,988
Shares redeemed	(369,020)	(808,332)	(2,967,766)	(6,343,195)
Net increase (decrease)	(111,017)	81,468	$(891,770)	$654,044
Class C
Shares sold	206,341	455,252	$1,664,606	$3,571,383
Issued in exchange for the shares of the Acquired Fund(s)	-	140,245	-	1,110,732
Reinvestment of distributions	33,941	72,908	273,165	573,108
Shares redeemed	(211,342)	(609,489)	(1,696,699)	(4,775,132)
Net increase (decrease)	28,940	58,916	$241,072	$480,091
Fidelity High Income Fund
Shares sold	36,620,942	55,866,553	$293,149,977	$434,557,181
Issued in exchange for the shares of the Acquired Fund(s)	-	7,108,722	-	56,301,115
Reinvestment of distributions	7,751,802	15,023,075	62,383,314	118,034,502
Shares redeemed	(38,287,813)	(71,927,843)	(307,119,937)	(563,257,986)
Net increase (decrease)	6,084,931	6,070,507	$48,413,354	$45,634,812
Class I
Shares sold	628,143	11,634,766	$5,048,414	$90,465,919
Issued in exchange for the shares of the Acquired Fund(s)	-	329,320	-	2,608,217
Reinvestment of distributions	195,745	422,686	1,575,113	3,320,372
Shares redeemed	(990,531)	(12,975,210)	(7,926,228)	(101,165,442)
Net increase (decrease)	(166,643)	(588,438)	$(1,302,701)	$(4,770,934)
Class Z
Shares sold	4,937,270	15,506,611	$39,321,885	$121,066,894
Reinvestment of distributions	300,663	508,756	2,418,198	3,996,641
Shares redeemed	(4,567,967)	(3,701,141)	(36,795,693)	(28,999,193)
Net increase (decrease)	669,966	12,314,226	$4,944,390	$96,064,342
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Litigation.
The Fund and other entities managed by FMR or its affiliates have been involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. In August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund appealed this decision to the U.S. Court of Appeals for the Fifth Circuit. On May 30, 2025, the Fifth Circuit vacated the Bankruptcy Court's decision and ruled in favor of the providers of debtor-in-possession financing, including the Fund. The Fund has incurred legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
15. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
16. Prior Fiscal Year Reorganization Information.
On September 13, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Global High Income Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Global High Income Fund	72,413,424	(1,544,779)
Class A			7,914,122	999,256	1.1121843434
Class M			2,567,153	324,134	1.1120833333
Class C			1,110,732	140,245	1.1123232323
Global High Income			56,301,115	7,108,722	1.1123106061
Class I			2,608,217	329,320	1.1123358586

Acquired Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Global High Income Fund	2,673,808,159	2,744,309,498

Pro forma results of operations of the combined entity for the entire period ended April 30, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$180,542,672
Total net realized gain (loss)	(30,426,490)
Total change in net unrealized appreciation (depreciation)	78,877,329
Net increase (decrease) in net assets resulting from operations	$228,993,511

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since September 13, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.538299.128
SPH-SANN-1225
Fidelity® Focused High Income Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Focused High Income Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.3844% 1/20/2035 (b)(c)(d)	150,000	148,680
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (b)(c)(d)	125,000	125,445
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	150,000	150,998
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	100,000	99,927
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.7035% 2/20/2038 (b)(c)(d)	150,000	149,783
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	100,000	100,800
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	250,000	248,302
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,023,935
TOTAL ASSET-BACKED SECURITIES (Cost $1,025,000)		1,023,935

Bank Loan Obligations - 6.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(d)(e)	127,067	126,703
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(d)(e)	592,348	495,351
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (b)(d)(e)	4,950	4,976
UNITED STATES - 6.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 10/6/2032 (b)(d)(e)	340,000	335,750
Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 1/28/2032 (b)(d)(e)	190,000	190,416
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/23/2032 (b)(d)(e)	381,318	380,921
Diversified Consumer Services - 0.4%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (b)(d)(e)	572,824	476,876
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(e)	296,812	298,296
		775,172
Hotels, Restaurants & Leisure - 0.4%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/29/2029 (b)(d)(e)	472,552	471,980
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (b)(d)(e)	292,684	283,491
		755,471
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.881% 6/6/2031 (b)(d)(e)	213,917	206,207
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.031% 6/6/2031 (b)(d)(e)	99,740	98,938
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 1/30/2031 (b)(d)(e)	131,734	131,345
		436,490
TOTAL CONSUMER DISCRETIONARY		2,538,470

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (b)(d)(e)	235,000	230,888
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (b)(d)(e)	476,980	477,576
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(d)(e)	537,350	239,986
		717,562
Financials - 0.8%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (b)(d)(e)	64,838	64,756
Financial Services - 0.4%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 7/31/2031 (b)(d)(e)	297,754	295,562
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 7/31/2031 (b)(d)(e)	105,000	105,158
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (b)(d)(e)	379,050	379,111
		779,831
Insurance - 0.4%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 11/6/2030 (b)(d)(e)	4,963	4,953
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 9/19/2031 (b)(d)(e)	280,029	279,663
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0646% 8/19/2028 (b)(d)(e)	476,523	476,862
		761,478
TOTAL FINANCIALS		1,606,065

Health Care - 0.7%
Health Care Equipment & Supplies - 0.5%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2146% 1/15/2031 (b)(d)(e)	663,338	666,820
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (b)(d)(e)	290,000	287,915
		954,735
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (b)(d)(e)(f)	134,955	105,265
Pharmaceuticals - 0.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.2146% 10/8/2030 (b)(d)(e)	329,175	326,584
TOTAL HEALTH CARE		1,386,584

Industrials - 0.3%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (b)(d)(e)	74,812	73,211
Ground Transportation - 0.3%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (b)(d)(e)	391,050	390,006
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (b)(d)(e)	25,000	25,115
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (b)(d)(e)	14,850	14,943
TOTAL INDUSTRIALS		503,275

Information Technology - 1.4%
IT Services - 0.6%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (b)(d)(e)	301,876	281,311
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	385,000	385,901
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(d)(e)	547,646	533,468
		1,200,680
Software - 0.8%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 12/11/2028 (b)(d)(e)	388,693	388,289
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.7146% 11/22/2032 (b)(d)(e)	100,000	100,969
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 10/9/2029 (b)(d)(e)	4,987	4,992
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(d)(e)	298,213	284,793
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (b)(d)(e)(g)	235,000	235,848
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 8/31/2028 (b)(d)(e)	287,830	288,870
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	59,900	62,521
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(d)(e)	39,900	38,831
		1,405,113
TOTAL INFORMATION TECHNOLOGY		2,605,793

Materials - 0.7%
Chemicals - 0.7%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 10/15/2032 (b)(d)(e)	160,000	157,159
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(d)(e)	297,483	263,758
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.031% 3/15/2029 (b)(d)(e)	287,619	281,559
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3146% 4/2/2029 (b)(d)(e)	209,368	173,949
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (b)(d)(e)	407,500	401,726
		1,278,151
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.1396% 4/13/2029 (b)(d)(e)	135,000	134,895
TOTAL MATERIALS		1,413,046

Utilities - 0.2%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5931% 4/16/2031 (b)(d)(e)	24,937	24,984
Independent Power and Renewable Electricity Producers - 0.2%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (b)(d)(e)	246,336	247,156
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8291% 3/24/2028 (b)(d)(e)	184,063	184,052
		431,208
TOTAL UTILITIES		456,192

TOTAL UNITED STATES		11,793,625
TOTAL BANK LOAN OBLIGATIONS (Cost $12,764,470)		12,420,655

Common Stocks - 0.2%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (f)	2,330	38,731
UNITED STATES - 0.2%
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (f)(h)	20,400	271,116
Cano Health LLC warrants (f)(h)	627	2,452

TOTAL UNITED STATES		273,568
TOTAL COMMON STOCKS (Cost $443,213)		312,299

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (d)	278,283	668,923
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 2.5% 6/15/2031 (c)	18,000	39,105
Wolfspeed Inc 2.5% 6/15/2031	16,000	34,760
		73,865
TOTAL UNITED STATES		742,788
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $333,594)		742,788

Non-Convertible Corporate Bonds - 86.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (c)	93,000	90,012
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (c)	385,000	383,463
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (c)	75,000	78,261
Mineral Resources Ltd 7% 4/1/2031 (c)	105,000	108,702
Mineral Resources Ltd 8% 11/1/2027 (c)	1,130,000	1,154,096

TOTAL AUSTRALIA		1,814,534
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
ERO Copper Corp 6.5% 2/15/2030 (c)	480,000	476,856
CANADA - 3.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
TELUS Corp 6.625% 10/15/2055 (d)	155,000	159,905
TELUS Corp 7% 10/15/2055 (d)	230,000	245,340
		405,245
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)	635,000	600,322
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)	1,010,000	1,037,870
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	35,000	34,528
		1,672,720
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp 6.625% 8/15/2032 (c)	510,000	520,663
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)	72,000	77,022
		597,685
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
Wrangler Holdco Corp 6.625% 4/1/2032 (c)	910,000	950,014
Information Technology - 0.3%
Software - 0.3%
Open Text Corp 3.875% 12/1/2029 (c)	390,000	369,083
Open Text Holdings Inc 4.125% 2/15/2030 (c)	130,000	124,091
		493,174
Materials - 0.8%
Chemicals - 0.3%
Methanex Corp 5.25% 12/15/2029	95,000	94,724
NOVA Chemicals Corp 5.25% 6/1/2027 (c)	470,000	471,064
		565,788
Metals & Mining - 0.5%
Capstone Copper Corp 6.75% 3/31/2033 (c)	350,000	362,164
Champion Iron Canada Inc 7.875% 7/15/2032 (c)	95,000	99,600
Hudbay Minerals Inc 4.5% 4/1/2026 (c)	285,000	284,261
New Gold Inc 6.875% 4/1/2032 (c)	195,000	203,921
		949,946
TOTAL MATERIALS		1,515,734

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 6.5% 3/15/2040	200,000	202,804
TOTAL CANADA		5,837,376
COLOMBIA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (c)	445,000	411,714
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (c)	115,000	120,259

TOTAL COLOMBIA		531,973
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (c)	230,000	237,064
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (c)	210,000	218,599
FRANCE - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 3/15/2032 (c)	269,535	258,096
Altice France SA 6.875% 7/15/2032 (c)	60,000	57,586
		315,682
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (c)	409,000	434,715
TOTAL FRANCE		750,397
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (c)(i)	300,000	285,576
ZF North America Capital Inc 6.875% 4/23/2032 (c)(i)	210,000	191,675

TOTAL GERMANY		477,251
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)	555,000	571,395
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 4.5% 4/27/2031 (c)	145,000	135,249
Millicom International Cellular SA 5.125% 1/15/2028 (c)	360,000	357,977

TOTAL GUATEMALA		493,226
IRELAND - 1.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Treasury DAC 5.875% 6/4/2031 (c)	610,000	617,625
Financials - 1.1%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	570,000	588,877
Financial Services - 0.8%
GGAM Finance Ltd 5.875% 3/15/2030 (c)	395,000	399,444
GGAM Finance Ltd 6.875% 4/15/2029 (c)	260,000	269,733
GGAM Finance Ltd 7.75% 5/15/2026 (c)	540,000	540,932
GGAM Finance Ltd 8% 2/15/2027 (c)	305,000	311,499
		1,521,608
TOTAL FINANCIALS		2,110,485

TOTAL IRELAND		2,728,110
ISRAEL - 0.5%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energean PLC 6.5% 4/30/2027 (c)	735,000	733,163
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	300,000	310,200
TOTAL ISRAEL		1,043,363
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (c)	255,000	231,671
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (c)	280,000	284,474
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	340,000	347,819
TGS ASA 8.5% 1/15/2030 (c)	440,000	455,620

TOTAL NORWAY		803,439
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (c)	480,000	480,000
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (c)	360,000	366,907
TOTAL PANAMA		846,907
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)	250,000	259,375
UNITED KINGDOM - 1.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (c)	105,000	93,720
Media - 0.4%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (c)	600,000	588,979
TOTAL COMMUNICATION SERVICES		682,699

Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (c)	300,000	303,935
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (c)	615,000	673,616
Health Care - 0.2%
Health Care Providers & Services - 0.2%
180 Medical Inc 3.875% 10/15/2029 (c)	465,000	449,177
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)	60,000	56,231
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)	770,000	777,981
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)	280,000	287,833
		1,065,814
TOTAL UNITED KINGDOM		3,231,472
UNITED STATES - 75.3%
Communication Services - 4.9%
Diversified Telecommunication Services - 1.1%
Cablevision Lightpath LLC 3.875% 9/15/2027 (c)	290,000	284,100
Cablevision Lightpath LLC 5.625% 9/15/2028 (c)	115,000	113,825
Level 3 Financing Inc 6.875% 6/30/2033 (c)	850,000	870,644
Level 3 Financing Inc 7% 3/31/2034 (c)	50,000	51,370
Windstream Services LLC 7.5% 10/15/2033 (c)	230,000	229,583
WULF Compute LLC 7.75% 10/15/2030 (c)	475,000	493,466
		2,042,988
Entertainment - 0.2%
ROBLOX Corp 3.875% 5/1/2030 (c)	405,000	387,534
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (c)	75,000	76,698
Snap Inc 6.875% 3/15/2034 (c)	285,000	290,101
		366,799
Media - 3.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)	405,000	366,573
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (i)	655,000	582,563
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (c)	605,000	567,136
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)	965,000	955,315
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)	670,000	666,137
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	640,000	660,422
Nexstar Media Inc 5.625% 7/15/2027 (c)	665,000	664,727
Sirius XM Radio LLC 4% 7/15/2028 (c)	390,000	379,049
Sirius XM Radio LLC 5.5% 7/1/2029 (c)(i)	185,000	185,259
TEGNA Inc 5% 9/15/2029	275,000	272,943
Univision Communications Inc 8.5% 7/31/2031 (c)	415,000	424,464
Univision Communications Inc 9.375% 8/1/2032 (c)(i)	190,000	200,559
Warnermedia Holdings Inc 5.05% 3/15/2042 (i)	920,000	738,512
		6,663,659
TOTAL COMMUNICATION SERVICES		9,460,980

Consumer Discretionary - 12.1%
Automobile Components - 0.6%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (c)	145,000	145,431
American Axle & Manufacturing Inc 7.75% 10/15/2033 (c)	275,000	275,388
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (c)	190,000	194,405
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)	185,000	191,785
Patrick Industries Inc 6.375% 11/1/2032 (c)	385,000	392,545
		1,199,554
Automobiles - 0.4%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (c)	30,000	27,428
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (c)	55,000	54,673
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (c)	385,000	381,675
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (c)	190,000	169,227
Thor Industries Inc 4% 10/15/2029 (c)	195,000	185,555
		818,558
Broadline Retail - 0.9%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (c)(i)	265,000	279,247
Match Group Holdings II LLC 3.625% 10/1/2031 (c)	190,000	172,227
Match Group Holdings II LLC 4.125% 8/1/2030 (c)	265,000	249,421
Wayfair LLC 7.25% 10/31/2029 (c)(i)	190,000	196,473
Wayfair LLC 7.75% 9/15/2030 (c)(i)	770,000	812,259
		1,709,627
Diversified Consumer Services - 1.0%
Service Corp International/US 4% 5/15/2031 (i)	515,000	487,789
Service Corp International/US 5.125% 6/1/2029 (i)	385,000	385,186
Service Corp International/US 5.75% 10/15/2032 (i)	285,000	289,148
Sotheby's 7.375% 10/15/2027 (c)	690,000	687,340
		1,849,463
Hotels, Restaurants & Leisure - 6.1%
Caesars Entertainment Inc 6% 10/15/2032 (c)	120,000	114,477
Caesars Entertainment Inc 6.5% 2/15/2032 (c)	675,000	680,621
Carnival Corp 5.75% 3/15/2030 (c)	195,000	200,855
Carnival Corp 5.75% 8/1/2032 (c)	135,000	138,683
Carnival Corp 5.875% 6/15/2031 (c)	475,000	489,868
Carnival Corp 6.125% 2/15/2033 (c)	1,360,000	1,402,391
Carnival Corp 7% 8/15/2029 (c)	425,000	446,924
Churchill Downs Inc 5.75% 4/1/2030 (c)	385,000	386,183
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)	105,000	100,462
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)	460,000	426,394
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)	1,105,000	1,018,002
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)	815,000	774,524
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (c)	230,000	234,312
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (c)	200,000	192,043
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)	420,000	426,207
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	380,000	380,276
Life Time Inc 6% 11/15/2031 (c)	435,000	441,112
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)	470,000	482,554
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)	205,000	211,567
Viking Cruises Ltd 5.875% 10/15/2033 (c)	480,000	487,952
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (c)	525,000	516,027
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (c)	285,000	285,528
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (c)(i)	75,000	74,978
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (c)(i)	205,000	208,285
Yum! Brands Inc 3.625% 3/15/2031	1,660,000	1,558,493
		11,678,718
Household Durables - 1.6%
Century Communities Inc 3.875% 8/15/2029 (c)	105,000	98,457
Century Communities Inc 6.625% 9/15/2033 (c)	190,000	189,437
LGI Homes Inc 7% 11/15/2032 (c)(i)	525,000	503,811
LGI Homes Inc 8.75% 12/15/2028 (c)	180,000	187,199
Somnigroup International Inc 3.875% 10/15/2031 (c)	575,000	531,282
TopBuild Corp 4.125% 2/15/2032 (c)	810,000	762,885
TopBuild Corp 5.625% 1/31/2034 (c)	190,000	190,771
Whirlpool Corp 6.125% 6/15/2030	105,000	103,969
Whirlpool Corp 6.5% 6/15/2033	475,000	463,427
		3,031,238
Specialty Retail - 1.2%
Asbury Automotive Group Inc 4.625% 11/15/2029 (c)	200,000	194,261
Asbury Automotive Group Inc 5% 2/15/2032 (c)	260,000	250,365
Bath & Body Works Inc 6.625% 10/1/2030 (c)(i)	445,000	457,388
Bath & Body Works Inc 6.875% 11/1/2035	390,000	407,742
Group 1 Automotive Inc 6.375% 1/15/2030 (c)	565,000	576,305
LBM Acquisition LLC 9.5% 6/15/2031 (c)	170,000	177,863
White Cap Supply Holdings LLC 7.375% 11/15/2030 (c)	165,000	166,906
		2,230,830
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc 4.125% 8/15/2031 (c)(i)	425,000	390,214
Levi Strauss & Co 3.5% 3/1/2031 (c)	275,000	254,833
		645,047
TOTAL CONSUMER DISCRETIONARY		23,163,035

Consumer Staples - 4.1%
Consumer Staples Distribution & Retail - 2.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)	1,170,000	1,115,078
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)	290,000	286,393
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (c)(j)	170,000	171,344
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (c)(j)	135,000	135,594
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)	185,000	190,168
C&S Group Enterprises LLC 5% 12/15/2028 (c)	130,000	118,550
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)	400,000	418,804
Performance Food Group Inc 4.25% 8/1/2029 (c)	390,000	380,346
Performance Food Group Inc 6.125% 9/15/2032 (c)	560,000	574,951
US Foods Inc 4.625% 6/1/2030 (c)(i)	180,000	176,639
US Foods Inc 5.75% 4/15/2033 (c)(i)	750,000	759,875
US Foods Inc 7.25% 1/15/2032 (c)	210,000	220,325
		4,548,067
Food Products - 1.5%
Darling Ingredients Inc 5.25% 4/15/2027 (c)	190,000	189,580
Darling Ingredients Inc 6% 6/15/2030 (c)	380,000	384,065
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)	195,000	205,817
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)	335,000	360,483
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)	755,000	719,757
Pilgrim's Pride Corp 3.5% 3/1/2032	485,000	444,526
Pilgrim's Pride Corp 4.25% 4/15/2031	200,000	193,578
Post Holdings Inc 5.5% 12/15/2029 (c)	175,000	175,088
Post Holdings Inc 6.375% 3/1/2033 (c)	205,000	207,623
		2,880,517
Household Products - 0.0%
Central Garden & Pet Co 4.125% 4/30/2031 (c)	205,000	191,958
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (c)(i)	365,000	376,356
TOTAL CONSUMER STAPLES		7,996,898

Energy - 10.0%
Energy Equipment & Services - 1.4%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)	470,000	483,039
Kodiak Gas Services LLC 6.5% 10/1/2033 (c)	155,000	158,834
Kodiak Gas Services LLC 6.75% 10/1/2035 (c)	230,000	236,857
Kodiak Gas Services LLC 7.25% 2/15/2029 (c)	260,000	269,993
Nabors Industries Inc 7.375% 5/15/2027 (c)	75,000	76,048
Nabors Industries Ltd 7.5% 1/15/2028 (c)	210,000	210,974
Transocean International Ltd 7.875% 10/15/2032 (c)	55,000	56,641
Transocean International Ltd 8.25% 5/15/2029 (c)	400,000	402,342
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (c)	215,000	215,825
Valaris Ltd 8.375% 4/30/2030 (c)	145,000	151,222
WBI Operating LLC 6.25% 10/15/2030 (c)	250,000	249,762
WBI Operating LLC 6.5% 10/15/2033 (c)	250,000	249,968
		2,761,505
Oil, Gas & Consumable Fuels - 8.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (c)	250,000	249,641
California Resources Corp 8.25% 6/15/2029 (c)	280,000	291,273
CNX Midstream Partners LP 4.75% 4/15/2030 (c)	330,000	315,877
CNX Resources Corp 7.25% 3/1/2032 (c)(i)	385,000	401,418
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (c)	250,000	247,344
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)(i)	550,000	595,075
CVR Energy Inc 8.5% 1/15/2029 (c)	350,000	358,693
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (c)	250,000	253,628
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)	470,000	490,552
Energy Transfer LP 6.5% 2/15/2056 (d)	190,000	188,279
Energy Transfer LP 6.75% 2/15/2056 (d)	100,000	100,310
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	110,000	111,345
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (c)	70,000	70,991
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)	130,000	135,907
Harvest Midstream I LP 7.5% 5/15/2032 (c)	555,000	575,163
Hess Midstream Operations LP 5.125% 6/15/2028 (c)	765,000	763,277
Hess Midstream Operations LP 5.5% 10/15/2030 (c)	475,000	478,124
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (c)	295,000	279,312
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (c)	75,000	75,126
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (c)	95,000	98,273
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (c)	215,000	221,561
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)	275,000	288,162
Kinetik Holdings LP 5.875% 6/15/2030 (c)	270,000	272,018
Kinetik Holdings LP 6.625% 12/15/2028 (c)	445,000	457,047
Matador Resources Co 6.25% 4/15/2033 (c)	330,000	329,512
Matador Resources Co 6.5% 4/15/2032 (c)	345,000	348,179
Murphy Oil USA Inc 3.75% 2/15/2031 (c)	525,000	488,568
Northern Oil & Gas Inc 7.875% 10/15/2033 (c)	365,000	355,511
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)	280,000	285,373
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)	465,000	467,106
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)(i)	610,000	646,683
Permian Resources Operating LLC 5.875% 7/1/2029 (c)	200,000	200,000
Permian Resources Operating LLC 6.25% 2/1/2033 (c)	305,000	310,316
Permian Resources Operating LLC 7% 1/15/2032 (c)	630,000	653,625
Rockies Express Pipeline LLC 6.75% 3/15/2033 (c)	165,000	172,696
Rockies Express Pipeline LLC 7.5% 7/15/2038 (c)	220,000	238,583
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	180,000	174,366
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	880,000	862,879
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	55,000	55,084
Sunoco LP 5.625% 3/15/2031 (c)	285,000	285,184
Sunoco LP 5.875% 3/15/2034 (c)	95,000	94,984
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)	425,000	421,755
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (c)	155,000	153,808
Venture Global Calcasieu 3.875% 11/1/2033 (c)	110,000	97,087
Venture Global LNG Inc 7% 1/15/2030 (c)(i)	500,000	505,990
Venture Global LNG Inc 8.125% 6/1/2028 (c)	205,000	211,176
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (c)	375,000	392,794
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (c)	375,000	397,167
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (c)	445,000	489,366
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (c)	435,000	490,860
		16,447,048
TOTAL ENERGY		19,208,553

Financials - 7.3%
Capital Markets - 1.2%
Hightower Holding LLC 6.75% 4/15/2029 (c)	605,000	605,641
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)	210,000	204,071
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)	650,000	661,424
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (c)	270,000	281,656
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)	95,000	93,600
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)	405,000	423,818
		2,270,210
Consumer Finance - 1.3%
Encore Capital Group Inc 6.625% 4/15/2031 (c)	190,000	188,554
Navient Corp 6.75% 6/15/2026	485,000	490,226
OneMain Finance Corp 3.5% 1/15/2027	605,000	595,198
OneMain Finance Corp 6.125% 5/15/2030	135,000	136,588
OneMain Finance Corp 6.75% 3/15/2032	290,000	294,298
OneMain Finance Corp 7.125% 9/15/2032	55,000	56,766
OneMain Finance Corp 7.5% 5/15/2031	545,000	569,270
PRA Group Inc 5% 10/1/2029 (c)(i)	125,000	113,718
		2,444,618
Financial Services - 3.2%
Block Inc 2.75% 6/1/2026	195,000	192,766
Block Inc 3.5% 6/1/2031	225,000	209,495
Block Inc 5.625% 8/15/2030 (c)	180,000	182,720
Block Inc 6% 8/15/2033 (c)	140,000	143,149
Block Inc 6.5% 5/15/2032	625,000	648,471
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (c)	195,000	196,799
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)	420,000	421,575
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	200,000	196,540
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029	375,000	376,331
NFE Financing LLC 12% 11/15/2029 (c)	139,688	34,042
PennyMac Financial Services Inc 6.75% 2/15/2034 (c)	380,000	389,495
PennyMac Financial Services Inc 6.875% 5/15/2032 (c)	185,000	192,971
Rocket Cos Inc 6.125% 8/1/2030 (c)	570,000	587,958
Rocket Cos Inc 6.375% 8/1/2033 (c)	665,000	692,751
Rocket Cos Inc 6.5% 8/1/2029 (c)	305,000	316,356
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)	240,000	247,880
UWM Holdings LLC 6.25% 3/15/2031 (c)	190,000	189,658
UWM Holdings LLC 6.625% 2/1/2030 (c)	395,000	402,420
Walker & Dunlop Inc 6.625% 4/1/2033 (c)	185,000	189,320
WEX Inc 6.5% 3/15/2033 (c)	280,000	286,347
		6,097,044
Insurance - 1.3%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (c)	95,000	97,428
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)	390,000	384,073
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)	570,000	587,100
Athene Holding Ltd 6.875% 6/28/2055 (d)	475,000	476,794
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)	340,000	351,382
Ryan Specialty LLC 4.375% 2/1/2030 (c)	300,000	293,274
Ryan Specialty LLC 5.875% 8/1/2032 (c)	375,000	381,256
		2,571,307
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc 5.25% 10/15/2028 (c)	230,000	230,833
Starwood Property Trust Inc 6.5% 7/1/2030 (c)	370,000	384,820
		615,653
TOTAL FINANCIALS		13,998,832

Health Care - 6.5%
Health Care Equipment & Supplies - 1.5%
Avantor Funding Inc 3.875% 11/1/2029 (c)	200,000	189,953
Avantor Funding Inc 4.625% 7/15/2028 (c)	640,000	629,717
Hologic Inc 3.25% 2/15/2029 (c)(i)	415,000	409,647
Hologic Inc 4.625% 2/1/2028 (c)	190,000	189,556
Insulet Corp 6.5% 4/1/2033 (c)	185,000	192,742
Medline Borrower LP 3.875% 4/1/2029 (c)	340,000	330,244
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)	615,000	632,683
Teleflex Inc 4.25% 6/1/2028 (c)	390,000	382,115
		2,956,657
Health Care Providers & Services - 3.4%
Acadia Healthcare Co Inc 5% 4/15/2029 (c)(i)	295,000	288,669
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)(i)	185,000	191,246
CVS Health Corp 6.75% 12/10/2054 (d)	225,000	233,826
CVS Health Corp 7% 3/10/2055 (d)	660,000	693,450
DaVita Inc 4.625% 6/1/2030 (c)	365,000	352,464
DaVita Inc 6.75% 7/15/2033 (c)	585,000	606,550
DaVita Inc 6.875% 9/1/2032 (c)	185,000	191,647
HealthEquity Inc 4.5% 10/1/2029 (c)	395,000	384,394
Molina Healthcare Inc 3.875% 5/15/2032 (c)(i)	510,000	459,838
Molina Healthcare Inc 6.25% 1/15/2033 (c)	625,000	629,084
Tenet Healthcare Corp 4.625% 6/15/2028	1,755,000	1,747,967
Tenet Healthcare Corp 6.125% 6/15/2030	465,000	473,626
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)	210,000	213,845
		6,466,606
Health Care Technology - 0.7%
IQVIA Inc 5% 5/15/2027 (c)	480,000	479,847
IQVIA Inc 6.25% 6/1/2032 (c)	755,000	786,911
		1,266,758
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)	510,000	488,962
Pharmaceuticals - 0.7%
1261229 BC Ltd 10% 4/15/2032 (c)	580,000	606,280
Jazz Securities DAC 4.375% 1/15/2029 (c)	315,000	308,636
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)(i)	240,000	228,340
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(i)	200,000	153,307
		1,296,563
TOTAL HEALTH CARE		12,475,546

Industrials - 10.8%
Aerospace & Defense - 2.4%
Axon Enterprise Inc 6.125% 3/15/2030 (c)	240,000	246,489
Axon Enterprise Inc 6.25% 3/15/2033 (c)	220,000	227,393
BWX Technologies Inc 4.125% 6/30/2028 (c)	795,000	776,594
Moog Inc 4.25% 12/15/2027 (c)	585,000	578,486
TransDigm Inc 6% 1/15/2033 (c)	375,000	380,956
TransDigm Inc 6.25% 1/31/2034 (c)(i)	65,000	67,177
TransDigm Inc 6.375% 3/1/2029 (c)	255,000	260,738
TransDigm Inc 6.375% 5/31/2033 (c)	650,000	662,566
TransDigm Inc 6.75% 1/31/2034 (c)	325,000	336,792
TransDigm Inc 6.75% 8/15/2028 (c)	1,020,000	1,040,400
		4,577,591
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (c)	480,000	490,692
Building Products - 1.7%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)(i)	765,000	763,123
Builders FirstSource Inc 4.25% 2/1/2032 (c)	875,000	827,876
Builders FirstSource Inc 6.75% 5/15/2035 (c)	190,000	199,491
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)	470,000	483,175
JH North America Holdings Inc 6.125% 7/31/2032 (c)	190,000	194,863
Masterbrand Inc 7% 7/15/2032 (c)	185,000	191,899
Standard Building Solutions Inc 6.25% 8/1/2033 (c)	190,000	193,752
Standard Building Solutions Inc 6.5% 8/15/2032 (c)	195,000	200,460
Standard Industries Inc/NY 4.375% 7/15/2030 (c)	300,000	289,337
		3,343,976
Commercial Services & Supplies - 2.3%
ADT Security Corp/The 4.125% 8/1/2029 (c)	100,000	96,839
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (c)	275,000	282,122
Artera Services LLC 8.5% 2/15/2031 (c)(i)	1,015,000	875,934
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	290,000	279,031
Clean Harbors Inc 5.125% 7/15/2029 (c)	135,000	134,648
Clean Harbors Inc 5.75% 10/15/2033 (c)(i)	190,000	194,179
Clean Harbors Inc 6.375% 2/1/2031 (c)	330,000	338,091
CoreCivic Inc 8.25% 4/15/2029	270,000	284,338
GEO Group Inc/The 10.25% 4/15/2031	170,000	186,167
GEO Group Inc/The 8.625% 4/15/2029	270,000	284,936
GFL Environmental Inc 6.75% 1/15/2031 (c)	155,000	162,150
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	510,000	503,625
OT Midco Inc 10% 2/15/2030 (c)	85,000	49,726
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (c)	195,000	189,904
Waste Pro USA Inc 7% 2/1/2033 (c)	175,000	181,899
Williams Scotsman Inc 6.625% 4/15/2030 (c)	365,000	377,450
		4,421,039
Construction & Engineering - 0.4%
AECOM 6% 8/1/2033 (c)	570,000	584,968
Dycom Industries Inc 4.5% 4/15/2029 (c)	195,000	191,059
		776,027
Electrical Equipment - 0.3%
Vertiv Group Corp 4.125% 11/15/2028 (c)	295,000	290,621
WESCO Distribution Inc 6.375% 3/15/2033 (c)	290,000	302,942
		593,563
Ground Transportation - 0.4%
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)	305,000	311,157
XPO Inc 6.25% 6/1/2028 (c)	325,000	331,415
XPO Inc 7.125% 2/1/2032 (c)	180,000	189,288
		831,860
Machinery - 0.5%
Allison Transmission Inc 3.75% 1/30/2031 (c)	415,000	383,165
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)	180,000	193,260
Enpro Inc 6.125% 6/1/2033 (c)	285,000	291,545
Esab Corp 6.25% 4/15/2029 (c)	130,000	133,037
		1,001,007
Passenger Airlines - 0.1%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (c)	110,000	112,551
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (c)	145,000	151,276
		263,827
Professional Services - 1.1%
Amentum Holdings Inc 7.25% 8/1/2032 (c)	280,000	291,397
CACI International Inc 6.375% 6/15/2033 (c)	370,000	384,696
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (c)	110,000	102,621
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (c)	215,000	217,651
Science Applications International Corp 5.875% 11/1/2033 (c)	385,000	383,868
TriNet Group Inc 3.5% 3/1/2029 (c)	710,000	666,747
		2,046,980
Trading Companies & Distributors - 1.3%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (c)(i)	300,000	302,600
FTAI Aviation Investors LLC 7% 6/15/2032 (c)(i)	315,000	329,921
FTAI Aviation Investors LLC 7.875% 12/1/2030 (c)	215,000	228,489
Herc Holdings Inc 7% 6/15/2030 (c)	285,000	298,304
Herc Holdings Inc 7.25% 6/15/2033 (c)(i)	270,000	284,661
QXO Building Products Inc 6.75% 4/30/2032 (c)	185,000	191,522
United Rentals North America Inc 3.75% 1/15/2032	350,000	325,616
United Rentals North America Inc 6.125% 3/15/2034 (c)(i)	515,000	537,396
		2,498,509
TOTAL INDUSTRIALS		20,845,071

Information Technology - 5.4%
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp 5% 12/15/2029 (c)	785,000	776,603
Insight Enterprises Inc 6.625% 5/15/2032 (c)	185,000	189,340
Lightning Power LLC 7.25% 8/15/2032 (c)	455,000	481,962
Sensata Technologies Inc 3.75% 2/15/2031 (c)	465,000	432,207
TTM Technologies Inc 4% 3/1/2029 (c)	395,000	381,464
		2,261,576
IT Services - 1.4%
ASGN Inc 4.625% 5/15/2028 (c)	790,000	775,882
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)(i)	660,000	658,514
CoreWeave Inc 9% 2/1/2031 (c)	170,000	170,497
CoreWeave Inc 9.25% 6/1/2030 (c)	435,000	439,231
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)	705,000	671,298
		2,715,422
Semiconductors & Semiconductor Equipment - 0.8%
Entegris Inc 3.625% 5/1/2029 (c)	405,000	385,065
Entegris Inc 4.375% 4/15/2028 (c)	290,000	285,156
Entegris Inc 5.95% 6/15/2030 (c)	365,000	370,563
ON Semiconductor Corp 3.875% 9/1/2028 (c)(i)	295,000	287,034
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (d)	19,740	16,976
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(d)	97,887	107,798
		1,452,592
Software - 1.4%
Crowdstrike Holdings Inc 3% 2/15/2029	405,000	385,896
Elastic NV 4.125% 7/15/2029 (c)	700,000	674,746
Ellucian Holdings Inc 6.5% 12/1/2029 (c)	100,000	101,207
Fair Isaac Corp 4% 6/15/2028 (c)	450,000	441,021
Fair Isaac Corp 6% 5/15/2033 (c)	515,000	524,217
Gen Digital Inc 6.25% 4/1/2033 (c)	260,000	267,655
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	370,000	388,581
		2,783,323
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)	165,000	169,050
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (c)	1,060,000	1,126,204
		1,295,254
TOTAL INFORMATION TECHNOLOGY		10,508,167

Materials - 7.0%
Chemicals - 2.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)	266,253	235,634
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (c)	380,000	379,073
Axalta Coating Systems LLC 3.375% 2/15/2029 (c)(i)	200,000	190,283
Celanese US Holdings LLC 6.5% 4/15/2030 (i)	225,000	223,121
Celanese US Holdings LLC 6.75% 4/15/2033 (i)	450,000	443,122
Chemours Co/The 4.625% 11/15/2029 (c)	335,000	293,966
Chemours Co/The 5.75% 11/15/2028 (c)	470,000	450,370
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (c)	185,000	180,636
LSB Industries Inc 6.25% 10/15/2028 (c)	210,000	207,027
Methanex US Operations Inc 6.25% 3/15/2032 (c)(i)	300,000	305,183
Olin Corp 6.625% 4/1/2033 (c)	395,000	391,159
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)	200,000	197,814
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)	95,000	94,163
Tronox Inc 4.625% 3/15/2029 (c)	205,000	126,030
WR Grace Holdings LLC 4.875% 6/15/2027 (c)	205,000	203,148
WR Grace Holdings LLC 5.625% 8/15/2029 (c)	150,000	137,256
WR Grace Holdings LLC 6.625% 8/15/2032 (c)	345,000	333,225
		4,391,210
Construction Materials - 0.6%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)	465,000	482,304
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)	365,000	384,345
VM Consolidated Inc 5.5% 4/15/2029 (c)	345,000	341,171
		1,207,820
Containers & Packaging - 2.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (c)	410,000	391,155
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)	320,000	298,339
Ball Corp 3.125% 9/15/2031	640,000	583,212
Ball Corp 5.5% 9/15/2033	285,000	288,463
Ball Corp 6% 6/15/2029	360,000	368,803
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)	320,000	321,087
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)	455,000	459,544
Crown Americas LLC 5.875% 6/1/2033 (c)	670,000	679,030
Graphic Packaging International LLC 3.75% 2/1/2030 (c)(i)	245,000	230,183
Graphic Packaging International LLC 6.375% 7/15/2032 (c)	400,000	405,250
Sealed Air Corp 5% 4/15/2029 (c)	175,000	173,762
Sealed Air Corp 6.875% 7/15/2033 (c)	235,000	255,868
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)(i)	235,000	246,684
		4,701,380
Metals & Mining - 1.7%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)	80,000	84,555
Alumina Pty Ltd 6.375% 9/15/2032 (c)	580,000	600,216
Cleveland-Cliffs Inc 7% 3/15/2032 (c)(i)	595,000	608,384
Cleveland-Cliffs Inc 7.5% 9/15/2031 (c)	385,000	403,029
Cleveland-Cliffs Inc 7.625% 1/15/2034 (c)	190,000	197,536
Commercial Metals Co 4.375% 3/15/2032 (i)	515,000	486,755
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)	485,000	484,638
Kaiser Aluminum Corp 5.875% 3/1/2034 (c)	230,000	229,159
Novelis Corp 3.875% 8/15/2031 (c)	210,000	192,427
		3,286,699
TOTAL MATERIALS		13,587,109

Real Estate - 1.8%
Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (c)(i)	440,000	427,353
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)	150,000	153,610
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (c)	260,000	267,468
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)	205,000	211,584
		1,060,015
Real Estate Management & Development - 0.3%
Howard Hughes Corp/The 4.375% 2/1/2031 (c)	540,000	509,115
Taylor Morrison Communities Inc 5.75% 1/15/2028 (c)	95,000	96,387
		605,502
Specialized REITs - 1.0%
Iron Mountain Inc 4.875% 9/15/2029 (c)(i)	485,000	478,646
Millrose Properties Inc 6.375% 8/1/2030 (c)	475,000	481,194
SBA Communications Corp 3.125% 2/1/2029	40,000	37,812
SBA Communications Corp 3.875% 2/15/2027 (i)	750,000	741,610
		1,739,262
TOTAL REAL ESTATE		3,404,779

Utilities - 5.4%
Electric Utilities - 4.3%
American Electric Power Co Inc 5.8% 3/15/2056 (d)	100,000	100,180
American Electric Power Co Inc 6.05% 3/15/2056 (d)	100,000	101,270
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)	505,000	467,650
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)(i)	195,000	193,908
Edison International 7.875% 6/15/2054 (d)	251,000	258,333
Edison International 8.125% 6/15/2053 (d)	75,000	77,405
Hawaiian Electric Co Inc 6% 10/1/2033 (c)	140,000	141,541
NRG Energy Inc 5.25% 6/15/2029 (c)	725,000	728,141
NRG Energy Inc 5.75% 1/15/2034 (c)	480,000	483,801
NRG Energy Inc 6% 1/15/2036 (c)	675,000	687,182
NRG Energy Inc 6% 2/1/2033 (c)	200,000	204,016
NRG Energy Inc 6.25% 11/1/2034 (c)(i)	795,000	818,538
PG&E Corp 5% 7/1/2028	195,000	193,640
PG&E Corp 7.375% 3/15/2055 (d)	843,000	867,047
Sierra Pacific Power Co 6.2% 12/15/2055 (d)	480,000	479,540
Vistra Operations Co LLC 5% 7/31/2027 (c)	1,515,000	1,515,820
Vistra Operations Co LLC 7.75% 10/15/2031 (c)	625,000	663,271
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)(i)	185,000	190,304
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)(i)	160,000	167,404
		8,338,991
Independent Power and Renewable Electricity Producers - 0.8%
Alpha Generation LLC 6.25% 1/15/2034 (c)	250,000	252,905
Alpha Generation LLC 6.75% 10/15/2032 (c)	370,000	380,207
Sunnova Energy Corp 5.875% (c)(k)	280,000	1,400
Talen Energy Supply LLC 6.25% 2/1/2034 (c)	425,000	435,816
Talen Energy Supply LLC 6.5% 2/1/2036 (c)	445,000	460,888
		1,531,216
Multi-Utilities - 0.3%
Sempra 6.375% 4/1/2056 (d)	475,000	488,067
TOTAL UTILITIES		10,358,274

TOTAL UNITED STATES		145,007,244
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 7.25% 2/15/2034 (c)	200,000	207,682
First Quantum Minerals Ltd 8% 3/1/2033 (c)	440,000	467,625

TOTAL ZAMBIA		675,307
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $164,581,578)		166,520,033

Preferred Securities - 4.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 7.45% (c)(d)(l)	285,000	303,721
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (c)(d)(l)	200,000	205,716
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (d)(l)	475,000	507,039
HSBC Holdings PLC 7.05% (d)(l)	375,000	401,487

TOTAL UNITED KINGDOM		908,526
UNITED STATES - 3.3%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP Series G, 7.125% (d)(l)	560,000	594,581
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(d)(l)	475,000	484,375
Sunoco LP 7.875% (c)(d)(l)	610,000	625,295
		1,704,251
Financials - 2.4%
Banks - 1.5%
Bank of America Corp 6.25% (d)(l)	665,000	677,129
BW Real Estate Inc 9.5% (c)(d)(l)	185,000	191,396
Citigroup Inc 6.75% (d)(l)	420,000	433,319
Citigroup Inc 6.875% (d)(l)	380,000	398,680
Citigroup Inc 7.125% (d)(l)	355,000	371,543
JPMorgan Chase & Co 6.5% (d)(i)(l)	390,000	406,911
Wells Fargo & Co 7.625% (d)(i)(l)	320,000	344,731
		2,823,709
Capital Markets - 0.3%
Charles Schwab Corp/The 4% (d)(l)	215,000	203,049
Goldman Sachs Group Inc/The 6.85% (d)(l)	465,000	491,040
		694,089
Consumer Finance - 0.6%
Ally Financial Inc 4.7% (d)(l)	100,000	94,008
Ally Financial Inc 4.7% (d)(i)(l)	1,035,000	1,023,752
		1,117,760
TOTAL FINANCIALS		4,635,558

TOTAL UNITED STATES		6,339,809
TOTAL PREFERRED SECURITIES (Cost $7,308,282)		7,757,772

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.18	2,807,481	2,808,042
Fidelity Securities Lending Cash Central Fund (m)(n)	4.18	10,405,989	10,407,030
TOTAL MONEY MARKET FUNDS (Cost $13,215,072)			13,215,072

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $199,671,209)	201,992,554
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(9,112,463)
NET ASSETS - 100.0%	192,880,091

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,766,990 or 74.5% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Level 3 security.
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing.
(i)	Security or a portion of the security is on loan at period end.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Non-income producing - Security is in default.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,066,122	31,988,774	33,246,935	85,930	81	-	2,808,042	2,807,481	0.0%
Fidelity Securities Lending Cash Central Fund	23,662,378	57,737,651	70,992,999	16,001	-	-	10,407,030	10,405,989	0.0%
Total	27,728,500	89,726,425	104,239,934	101,931	81	-	13,215,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,023,935	-	1,023,935	-

Bank Loan Obligations
Communication Services	462,453	-	462,453	-
Consumer Discretionary	2,538,470	-	2,538,470	-
Consumer Staples	230,888	-	230,888	-
Energy	722,538	-	722,538	-
Financials	1,606,065	-	1,606,065	-
Health Care	1,386,584	-	1,281,319	105,265
Industrials	503,275	-	503,275	-
Information Technology	2,605,793	-	2,605,793	-
Materials	1,908,397	-	1,908,397	-
Utilities	456,192	-	456,192	-

Common Stocks
Communication Services	38,731	-	-	38,731
Health Care	273,568	-	-	273,568

Convertible Corporate Bonds
Communication Services	668,923	-	668,923	-
Information Technology	73,865	-	73,865	-

Non-Convertible Corporate Bonds
Communication Services	12,720,884	-	12,720,884	-
Consumer Discretionary	26,453,165	-	26,453,165	-
Consumer Staples	7,996,898	-	7,996,898	-
Energy	22,451,171	-	22,451,171	-
Financials	16,680,712	-	16,680,712	-
Health Care	13,234,923	-	13,234,923	-
Industrials	21,795,085	-	21,795,085	-
Information Technology	11,260,716	-	11,260,716	-
Materials	18,362,835	-	18,362,835	-
Real Estate	3,404,779	-	3,404,779	-
Utilities	12,158,865	-	12,158,865	-

Preferred Securities
Energy	1,704,251	-	1,704,251	-
Financials	6,053,521	-	6,053,521	-

Money Market Funds	13,215,072	13,215,072	-	-
Total Investments in Securities:	201,992,554	13,215,072	188,359,918	417,564
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,058,379) - See accompanying schedule:
Unaffiliated issuers (cost $186,456,137)	$188,777,482
Fidelity Central Funds (cost $13,215,072)	13,215,072

Total Investment in Securities (cost $199,671,209)		$201,992,554
Cash		18,344
Receivable for investments sold		384,259
Receivable for fund shares sold		48,897
Interest receivable		2,718,796
Distributions receivable from Fidelity Central Funds		16,228
Prepaid expenses		206
Total assets		205,179,284
Liabilities
Payable for investments purchased
Regular delivery	$1,112,011
Delayed delivery	305,000
Payable for fund shares redeemed	170,273
Distributions payable	142,060
Accrued management fee	114,494
Other payables and accrued expenses	48,325
Collateral on securities loaned	10,407,030
Total liabilities		12,299,193
Net Assets		$192,880,091
Net Assets consist of:
Paid in capital		$218,793,228
Total accumulated earnings (loss)		(25,913,137)
Net Assets		$192,880,091
Net Asset Value, offering price and redemption price per share ($192,880,091 ÷ 23,164,888 shares)		$8.33
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$174,430
Interest		5,842,552
Income from Fidelity Central Funds (including $16,001 from security lending)		101,931
Total income		6,118,913
Expenses
Management fee	$664,787
Custodian fees and expenses	5,914
Independent trustees' fees and expenses	346
Registration fees	17,998
Audit fees	42,183
Legal	1,044
Miscellaneous	315
Total expenses before reductions	732,587
Expense reductions	(13,569)
Total expenses after reductions		719,018
Net Investment income (loss)		5,399,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,471,349)
Fidelity Central Funds	81
Foreign currency transactions	(25)
Total net realized gain (loss)		(1,471,293)
Change in net unrealized appreciation (depreciation) on investment securities		7,326,265
Net gain (loss)		5,854,972
Net increase (decrease) in net assets resulting from operations		$11,254,867
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,399,895	$10,066,016
Net realized gain (loss)	(1,471,293)	(2,552,330)
Change in net unrealized appreciation (depreciation)	7,326,265	6,619,800
Net increase (decrease) in net assets resulting from operations	11,254,867	14,133,486
Distributions to shareholders	(5,097,798)	(9,806,619)

Share transactions
Proceeds from sales of shares	9,553,106	20,256,239
Reinvestment of distributions	4,257,070	8,189,881
Cost of shares redeemed	(16,270,282)	(44,978,350)

Net increase (decrease) in net assets resulting from share transactions	(2,460,106)	(16,532,230)
Total increase (decrease) in net assets	3,696,963	(12,205,363)

Net Assets
Beginning of period	189,183,128	201,388,491
End of period	$192,880,091	$189,183,128

Other Information
Shares
Sold	1,157,823	2,500,217
Issued in reinvestment of distributions	515,740	1,009,718
Redeemed	(1,978,429)	(5,552,923)
Net increase (decrease)	(304,866)	(2,042,988)

Financial Highlights
Fidelity® Focused High Income Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.06	$7.89	$7.79	$7.99	$8.86	$8.28
Income from Investment Operations
Net investment income (loss) A,B	.233	.413	.376	.357	.317	.340
Net realized and unrealized gain (loss)	.257	.159	.083	(.216)	(.863)	.574
Total from investment operations	.490	.572	.459	.141	(.546)	.914
Distributions from net investment income	(.220)	(.402)	(.359)	(.341)	(.324)	(.334)
Total distributions	(.220)	(.402)	(.359)	(.341)	(.324)	(.334)
Net asset value, end of period	$8.33	$8.06	$7.89	$7.79	$7.99	$8.86
Total Return C,D	6.14%	7.34%	6.04%	1.91%	(6.41)%	11.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76% G	.76%	.79%	.79%	.75%	.75%
Expenses net of fee waivers, if any	.75 % G	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.75% G	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	5.62% G	5.09%	4.83%	4.62%	3.62%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$192,880	$189,183	$201,388	$221,380	$277,933	$384,632
Portfolio turnover rate H	110 % G	32%	26%	9%	20%	73%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,359,706
Gross unrealized depreciation	(2,180,896)
Net unrealized appreciation (depreciation)	$3,178,810
Tax cost	$198,813,744

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,714,490)
Long-term	(17,956,113)
Total capital loss carryforward	$(28,670,603)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused High Income Fund	103,916,060	106,488,721
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Focused High Income Fund	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Focused High Income Fund	.69

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Focused High Income Fund	114
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Focused High Income Fund	1,574	-	-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .75% of average net assets. This reimbursement will remain in place through August 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $11,784.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,785.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Focused High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.75% through August 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.801609.122
FFH-SANN-1225
Fidelity® Capital & Income Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Capital & Income Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 2.4%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $372,967,312)	38,033,001	359,141,826

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 10.5844% 10/20/2037 (d)(e)(f)	757,000	767,212
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (d)(e)(f)	1,000,000	1,006,677
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.6936% 1/16/2037 (d)(e)(f)	490,000	489,703
TOTAL BAILIWICK OF JERSEY		2,263,592
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.4045% 4/15/2037 (d)(e)(f)	1,228,000	1,236,790
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (d)(e)(f)	1,152,000	1,169,853
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.9371% 3/31/2038 (d)(e)(f)	721,000	725,345
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (d)(e)(f)	1,078,000	1,094,151
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (d)(e)(f)	691,000	692,600
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2154% 7/24/2038 (d)(e)(f)	1,747,000	1,787,413
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (d)(e)(f)	1,141,000	1,145,062
Bbam US Clo III Ltd Series 2025-3A Class DR, 9.1416% 10/15/2038 (e)(f)	889,000	884,173
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.5545% 4/15/2038 (d)(e)(f)	1,562,000	1,570,604
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (d)(e)(f)	1,672,000	1,678,668
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (d)(e)(f)	903,000	910,443
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	1,404,000	1,434,296
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (d)(e)(f)	1,082,000	1,089,201
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2344% 10/20/2037 (d)(e)(f)	412,000	420,143
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (d)(e)(f)	2,379,000	2,447,653
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (d)(e)(f)	956,000	955,306
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (d)(e)(f)	5,156,000	5,188,839
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (d)(e)(f)	2,754,000	2,771,515
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.0045% 4/15/2038 (d)(e)(f)	1,048,000	1,049,285
Flatiron Clo 19 Ltd Series 2025-1A Class ER2, CME Term SOFR 3 month Index + 5.9%, 10.0852% 11/16/2034 (d)(e)(f)	695,000	678,948
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (d)(e)(f)	1,608,000	1,617,614
Galaxy XXV CLO Ltd Series 2025-25A Class ERR, CME Term SOFR 3 month Index + 5.75%, 9.608% 4/25/2036 (d)(e)(f)	439,000	437,870
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	471,000	478,065
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (f)	664,000	678,348
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (d)(e)(f)	914,000	919,886
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (d)(e)(f)	1,120,000	1,129,252
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (d)(e)(f)	1,070,000	1,078,361
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (d)(e)(f)	1,291,000	1,297,496
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (d)(e)(f)	2,024,000	2,042,514
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (d)(e)(f)	726,000	731,809
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (d)(e)(f)	1,586,000	1,576,578
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (d)(e)(f)	2,485,000	2,468,119
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (d)(e)(f)	640,000	638,655
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (d)(e)(f)	1,250,000	1,262,258
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		45,287,113
UNITED STATES - 0.0%
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.1344% 4/20/2034 (d)(e)(f)	814,000	812,007
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (f)	750,000	759,873
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (d)(e)(f)	864,000	879,551
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 7.8828% 9/25/2032 (d)(e)(f)	354,761	354,748
TOTAL UNITED STATES		2,806,179
TOTAL ASSET-BACKED SECURITIES (Cost $49,930,506)		50,356,884

Bank Loan Obligations - 10.8%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (d)(e)(g)	2,321,651	2,171,719
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/8/2031 (d)(e)(g)	19,495,895	14,138,618
TOTAL CANADA		16,310,337
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (d)(e)(g)	8,897,700	8,933,824
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (d)(e)(g)	16,296,100	16,249,493
LUXEMBOURG - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2065% 10/1/2032 (d)(e)(g)	11,885,000	11,587,875
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche 1ST LIEN AE TL 1LN, term loan 14.0018% 10/27/2025 (e)(g)(h)	153,560	153,560
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.0185% 2/12/2026 (d)(e)(g)	1,441,038	609,746
		763,306
TOTAL LUXEMBOURG		12,351,181
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 1/17/2032 (d)(e)(g)	20,067,797	20,089,270
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (d)(e)(g)	11,943,125	9,987,438
UNITED KINGDOM - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4646% 9/27/2029 (d)(e)(g)	8,579,966	8,531,146
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (d)(e)(g)	44,653,010	44,885,652
TOTAL UNITED KINGDOM		53,416,798
UNITED STATES - 9.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.3531% 3/25/2026 (d)(e)(g)	7,729,674	5,159,557
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.2649% 3/25/2026 (d)(e)(g)(h)	210,242	221,017
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (d)(e)(g)	1,931,635	2,021,784
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.7631% 3/25/2026 (d)(e)(g)(h)	204,976	204,976
		7,607,334
Media - 0.1%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 6/24/2029 (d)(e)(g)	730,463	727,950
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3291% 1/31/2029 (d)(e)(g)	7,237,500	7,128,938
		7,856,888
TOTAL COMMUNICATION SERVICES		15,464,222

Consumer Discretionary - 1.6%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 5/6/2030 (d)(e)(g)	2,618,600	2,616,976
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/23/2032 (d)(e)(g)	6,623,948	6,617,059
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 6/20/2031 (d)(e)(g)	3,316,577	3,280,659
Diversified Consumer Services - 0.3%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (d)(e)(g)	25,927,770	21,584,868
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9773% 5/15/2028 (d)(e)(g)	26,209,822	26,217,947
		47,802,815
Hotels, Restaurants & Leisure - 0.3%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 1/29/2029 (d)(e)(g)	28,996,329	28,961,244
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (d)(e)(g)	8,940,402	8,612,557
		37,573,801
Household Durables - 0.1%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (d)(e)(g)	11,890,000	11,850,406
Specialty Retail - 0.9%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.4919% 10/16/2031 (d)(e)(g)	4,638,238	4,657,579
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/4/2031 (d)(e)(g)	2,719,756	2,699,358
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.881% 6/6/2031 (d)(e)(g)	115,786,075	111,613,146
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (d)(e)(g)	1,485,000	1,488,920
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 1/30/2031 (d)(e)(g)	2,099,831	2,093,637
		122,552,640
TOTAL CONSUMER DISCRETIONARY		232,294,356

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (d)(e)(g)	1,790,952	1,352,169
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (d)(e)(g)	1,165,101	1,171,415
		2,523,584
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 2/12/2031 (d)(e)(g)	2,123,219	2,113,325
TOTAL CONSUMER STAPLES		4,636,909

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (d)(e)(g)	2,007,193	2,009,702
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3404% 10/15/2031 (d)(e)(g)	1,689,881	1,696,522
Mesquite Energy Inc 1LN, term loan 0% (e)(g)(h)(i)	2,528,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)	5,860,874	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (d)(e)(g)	22,084,511	9,863,164
		13,569,388
Financials - 1.2%
Capital Markets - 0.2%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 10/31/2031 (d)(e)(g)	9,432,865	9,460,031
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 9/15/2031 (d)(e)(g)	23,904,363	23,956,713
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/26/2031 (d)(e)(g)	1,731,300	1,729,863
		35,146,607
Financial Services - 0.4%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (d)(e)(g)	13,725,000	13,399,031
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 7/31/2031 (d)(e)(g)	11,885,000	11,902,828
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (d)(e)(g)	1,270,000	1,275,562
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (d)(e)(g)	28,663,163	28,667,749
		55,245,170
Insurance - 0.6%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 6/21/2032 (d)(e)(g)	16,325,634	16,320,574
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 11/6/2030 (d)(e)(g)	11,672,061	11,651,635
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 5/31/2032 (d)(e)(g)	3,635,000	3,652,375
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 9/19/2031 (d)(e)(g)	34,157,195	34,112,450
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 5/6/2032 (d)(e)(g)	13,536,842	13,702,668
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 5/6/2031 (d)(e)(g)	2,254,718	2,250,682
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (d)(e)(g)	7,776,691	7,800,721
		89,491,105
TOTAL FINANCIALS		179,882,882

Health Care - 0.8%
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2146% 1/15/2031 (d)(e)(g)	3,132,150	3,148,594
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9646% 10/23/2028 (d)(e)(g)	21,998,161	22,016,199
		25,164,793
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4646% 11/15/2028 (d)(e)(g)	6,675,842	6,692,197
Health Care Technology - 0.5%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7146% 2/15/2029 (d)(e)(g)	28,747,722	28,599,384
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8843% 5/1/2031 (d)(e)(g)	40,825,397	39,260,561
		67,859,945
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.2146% 10/8/2030 (d)(e)(g)	18,019,838	17,878,021
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4646% 8/2/2032 (d)(e)(g)	1,310,000	1,319,275
		19,197,296
TOTAL HEALTH CARE		118,914,231

Industrials - 1.0%
Aerospace & Defense - 0.2%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (d)(e)(g)	21,645,000	21,649,762
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 1/19/2032 (d)(e)(g)	10,147,500	10,153,081
		31,802,843
Commercial Services & Supplies - 0.7%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 2/13/2032 (d)(e)(g)	19,153,750	19,105,866
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 12/21/2028 (d)(e)(g)	17,445,927	17,424,120
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (d)(e)(g)	6,249,825	5,298,164
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (d)(e)(g)	30,904,233	27,247,335
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (d)(e)(g)	2,908,800	2,912,436
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (d)(e)(g)	15,288,000	14,749,098
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.281% 11/30/2028 (d)(e)(g)	2,142,602	2,142,602
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.281% 11/30/2028 (d)(e)(g)	165,854	165,853
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0791% 12/10/2026 (d)(e)(g)	4,792,926	4,786,935
		93,832,409
Machinery - 0.1%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (d)(e)(g)	1,930,000	1,938,839
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0646% 3/25/2031 (d)(e)(g)	6,052,825	6,039,207
		7,978,046
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (d)(e)(g)	1,228,825	1,232,511
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1958% 2/22/2031 (d)(e)(g)	2,256,640	2,259,867
		3,492,378
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2146% 9/29/2031 (d)(e)(g)	4,716,000	4,708,926
TOTAL INDUSTRIALS		141,814,602

Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7146% 7/12/2032 (d)(e)(g)	1,948,904	1,950,131
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 8/18/2031 (d)(e)(g)	2,930,400	2,942,210
		4,892,341
IT Services - 1.3%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (e)(g)	3,585,567	2,955,116
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 3/20/2032 (d)(e)(g)	5,621,750	5,618,827
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	117,435,000	117,709,798
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (d)(e)(g)	61,599,936	60,005,114
		186,288,855
Software - 2.8%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/23/2032 (d)(e)(g)	225,000	229,313
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 2/24/2031 (d)(e)(g)	11,687,654	11,703,783
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 12/11/2028 (d)(e)(g)	17,545,987	17,527,739
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7353% 3/29/2032 (d)(e)(g)	28,114,538	28,160,364
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7631% 9/29/2028 (d)(e)(g)	14,024,886	14,036,106
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (d)(e)(g)	1,635,000	1,630,912
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 3/1/2029 (d)(e)(g)	30,704,117	29,040,875
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (d)(e)(g)	10,402,030	9,435,994
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (d)(e)(g)	29,110,950	28,412,287
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 10/31/2032 (d)(e)(g)(j)	1,750,000	1,750,000
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (d)(e)(g)	21,336,746	20,376,593
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (d)(e)(g)	13,377,587	13,371,567
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9646% 8/31/2028 (d)(e)(g)	82,990,147	83,289,741
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (d)(e)(g)	5,788,800	5,774,907
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 9/8/2032 (d)(e)(g)	7,245,000	7,127,269
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (d)(e)(g)	83,216,101	83,157,850
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (d)(e)(g)	34,911,614	34,562,498
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	29,570,888	30,864,614
		420,452,412
TOTAL INFORMATION TECHNOLOGY		611,633,608

Materials - 1.0%
Chemicals - 0.6%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (d)(e)(g)	61,485,978	60,836,686
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (d)(e)(g)	26,559,882	26,183,529
		87,020,215
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.1396% 4/13/2029 (d)(e)(g)	62,363,150	62,314,506
TOTAL MATERIALS		149,334,721

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7329% 5/17/2030 (d)(e)(g)	547,153	547,229
TOTAL UNITED STATES		1,468,092,148
TOTAL BANK LOAN OBLIGATIONS (Cost $1,630,037,638)		1,605,430,489

Common Stocks - 21.7%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (k)	195,100	33,921,847
CHINA - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	5,184,000	67,113,705
FRANCE - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (h)	1,010,567	16,799,033
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	11,800	8,340,514
TOTAL FRANCE		25,139,547
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (k)	695,700	2,608,875
Studio City International Holdings Ltd ADR (f)(k)	631,958	2,369,843

TOTAL HONG KONG		4,978,718
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (h)(k)	198,162	1
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	43,500	9,096,720
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	411,700	123,687,031
UNITED STATES - 19.9%
Communication Services - 2.4%
Interactive Media & Services - 1.8%
Alphabet Inc Class A	344,200	96,785,598
Meta Platforms Inc Class A	266,600	172,850,110
		269,635,708
Media - 0.6%
EchoStar Corp (b)(k)	472,785	35,397,413
EchoStar Corp Class A (k)(l)	769,300	57,597,491
iHeartMedia Inc Class A (k)	104	309
		92,995,213
TOTAL COMMUNICATION SERVICES		362,630,921

Consumer Discretionary - 1.8%
Automobile Components - 0.0%
UC Holdings Inc (h)(k)	677,217	6
Broadline Retail - 0.4%
Amazon.com Inc (k)	256,900	62,740,118
Hotels, Restaurants & Leisure - 0.4%
Booking Holdings Inc	4,600	23,357,604
Boyd Gaming Corp	453,873	35,343,091
New Cotai LLC / New Cotai Capital Corp (b)(h)(k)	3,366,626	1,110,986
		59,811,681
Household Durables - 0.5%
TopBuild Corp (k)	174,900	73,891,752
Specialty Retail - 0.4%
Dick's Sporting Goods Inc	140,400	31,091,580
Williams-Sonoma Inc	152,606	29,657,450
		60,749,030
Textiles, Apparel & Luxury Goods - 0.1%
Arena Brands Holding Corp (b)(h)	659,302	12,691,564
TOTAL CONSUMER DISCRETIONARY		269,884,151

Consumer Staples - 0.2%
Beverages - 0.0%
Celsius Holdings Inc (k)	238,100	14,340,763
Consumer Staples Distribution & Retail - 0.2%
Southeastern Grocers Inc rights (h)(k)	793,345	31,083
US Foods Holding Corp (k)	310,200	22,526,724
		22,557,807
TOTAL CONSUMER STAPLES		36,898,570

Energy - 0.7%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (h)(k)	193,218	2
Superior Energy Services Inc Class A (h)(k)	110,370	7,008,495
		7,008,497
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp	17,780	838,683
Energy Transfer LP	1,252,700	21,082,941
EP Energy Corp (h)(k)	841,775	1,363,676
Expand Energy Corp	954	98,558
Expand Energy Corp warrants 2/9/2026 (k)	1,803	161,358
Mesquite Energy Inc (h)(k)	317,026	64,733,469
Unit Corp	37,978	1,220,233
		89,498,918
TOTAL ENERGY		96,507,415

Financials - 2.5%
Capital Markets - 0.4%
Ares Management Corp Class A	145,100	21,577,821
Blue Owl Capital Inc Class A	1,137,300	17,935,221
Moody's Corp	33,900	16,282,170
PJT Partners Inc Class A	5,092	820,372
		56,615,584
Consumer Finance - 0.1%
OneMain Holdings Inc	569,200	33,690,948
Financial Services - 1.6%
Apollo Global Management Inc	610,300	75,866,393
Block Inc Class A (k)	596,500	45,298,210
Carnelian Point Holdings LP warrants 6/30/2027 (h)(k)	931	2,719
Mastercard Inc Class A	92,500	51,059,075
Visa Inc Class A	178,500	60,822,090
		233,048,487
Insurance - 0.4%
Arthur J Gallagher & Co	211,900	52,866,931
TOTAL FINANCIALS		376,221,950

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (h)(k)	10,791	42,193
Encompass Health Corp	34	3,871
Enhabit Inc (k)	17	138
Tenet Healthcare Corp (k)	105,498	21,784,282
		21,830,484
Industrials - 5.5%
Building Products - 0.6%
Carlisle Cos Inc	35,200	11,441,760
Simpson Manufacturing Co Inc	75,300	13,290,450
Trane Technologies PLC	149,500	67,073,175
		91,805,385
Construction & Engineering - 2.6%
Comfort Systems USA Inc	237,200	229,035,576
EMCOR Group Inc	142,500	96,298,650
IES Holdings Inc (k)	94,400	36,993,472
WillScot Holdings Corp	610,100	13,269,675
		375,597,373
Electrical Equipment - 2.0%
Eaton Corp PLC	206,300	78,715,828
NEXTracker Inc Class A (k)	876,300	88,699,086
nVent Electric PLC	315,900	36,123,165
Vertiv Holdings Co Class A	414,400	79,921,184
		283,459,263
Machinery - 0.3%
Parker-Hannifin Corp	58,900	45,519,687
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	265,711	95,656
Spirit Aviation Holdings Inc	57,517	20,706
		116,362
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (h)(k)	34,884	0
TOTAL INDUSTRIALS		796,498,070

Information Technology - 5.0%
Communications Equipment - 0.4%
Arista Networks Inc	384,000	60,552,960
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (k)	154,500	20,387,820
IT Services - 0.0%
GTT Communications Inc (h)(k)	85,487	3,188,665
Semiconductors & Semiconductor Equipment - 3.2%
KLA Corp	42,500	51,371,450
Marvell Technology Inc	273,600	25,647,264
Micron Technology Inc	170,800	38,219,916
MKS Inc	155,900	22,404,389
NVIDIA Corp	1,349,000	273,159,010
ON Semiconductor Corp (k)	700,403	35,076,182
Wolfspeed Inc	948,540	24,965,573
		470,843,784
Software - 1.3%
AppLovin Corp Class A (k)	37,700	24,027,341
Autodesk Inc (k)	75,700	22,811,438
Microsoft Corp	185,200	95,898,412
Monday.com Ltd (k)	206,900	42,464,156
		185,201,347
TOTAL INFORMATION TECHNOLOGY		740,174,576

Materials - 0.4%
Chemicals - 0.0%
Chemours Co/The	857,210	11,478,042
Construction Materials - 0.4%
Eagle Materials Inc	142,000	30,149,440
James Hardie Industries PLC (k)	489,900	10,253,607
Martin Marietta Materials Inc	23,300	14,285,230
		54,688,277
Metals & Mining - 0.0%
Elah Holdings Inc (k)	906	13,590
TOTAL MATERIALS		66,179,909

Utilities - 1.3%
Electric Utilities - 0.4%
Constellation Energy Corp	172,900	65,183,300
Portland General Electric Co	14,817	676,841
		65,860,141
Independent Power and Renewable Electricity Producers - 0.9%
PureWest Energy LLC (h)(k)	17,812	4,004
Vistra Corp	636,300	119,815,290
		119,819,294
TOTAL UTILITIES		185,679,435

TOTAL UNITED STATES		2,952,505,481
TOTAL COMMON STOCKS (Cost $1,780,793,191)		3,216,443,050

Convertible Corporate Bonds - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Communication Services - 0.7%
Media - 0.7%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (e)	40,925,070	98,373,637
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (h)	4,570,278	5,639,723
Financials - 0.1%
Capital Markets - 0.1%
Coinbase Global Inc 0.25% 4/1/2030	8,566,000	10,904,518
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Wolfspeed Inc 2.5% 6/15/2031 (f)	10,253,000	22,274,643
Wolfspeed Inc 2.5% 6/15/2031	9,066,000	19,695,885
		41,970,528
TOTAL UNITED STATES		156,888,406
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $73,538,256)		156,888,406

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Financials - 0.9%
Financial Services - 0.9%
Acrisure Holdings Inc Series A-2 (h) (Cost $119,021,589)	4,942,757	129,994,509

Non-Convertible Corporate Bonds - 47.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	5,032,000	4,870,332
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (f)	9,015,000	8,979,003
Mineral Resources Ltd 7% 4/1/2031 (f)	7,885,000	8,162,986
Mineral Resources Ltd 8% 11/1/2027 (f)	10,925,000	11,157,965
Mineral Resources Ltd 8.5% 5/1/2030 (f)	18,940,000	19,745,480
Mineral Resources Ltd 9.25% 10/1/2028 (f)	20,295,000	21,279,429

TOTAL AUSTRALIA		74,195,195
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (f)	9,085,000	9,025,493
CANADA - 1.4%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (f)	12,115,000	11,896,301
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	39,005,000	36,874,872
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (f)	10,600,000	10,464,219
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	3,310,000	3,265,376
		62,500,768
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (f)	7,775,000	7,183,043
TOTAL CONSUMER DISCRETIONARY		69,683,811

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (f)	12,120,000	8,990,410
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp 4.5% 10/1/2029 (f)	8,995,000	8,682,920
Parkland Corp 4.625% 5/1/2030 (f)	12,175,000	11,811,855
Parkland Corp 6.625% 8/15/2032 (f)	6,030,000	6,156,069
Teine Energy Ltd 6.875% 4/15/2029 (f)	8,990,000	8,968,188
		35,619,032
Industrials - 0.3%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (f)	6,075,000	6,089,471
Bombardier Inc 7.25% 7/1/2031 (f)	6,080,000	6,453,434
Bombardier Inc 7.875% 4/15/2027 (f)	1,314,000	1,318,395
Bombardier Inc 8.75% 11/15/2030 (f)	9,040,000	9,749,658
		23,610,958
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (f)	7,895,000	7,630,573
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (f)	9,105,000	9,034,792
TOTAL INDUSTRIALS		40,276,323

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (f)	10,610,000	11,044,352
Open Text Holdings Inc 4.125% 12/1/2031 (f)	5,485,000	5,106,514
Open Text Holdings Inc 4.125% 2/15/2030 (f)	5,690,000	5,431,373
		21,582,239
Materials - 0.2%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (f)	8,160,000	8,554,471
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (f)	5,600,000	5,593,962
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (f)	8,880,000	8,327,249
		13,921,211
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (f)	7,020,000	7,001,790
TOTAL MATERIALS		29,477,472

TOTAL CANADA		205,629,287
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (f)	7,555,000	6,115,168
FRANCE - 1.1%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA 6.5% 10/15/2031 (f)	2,267,944	2,162,143
Altice France SA 6.5% 3/15/2032 (f)	64,599,838	61,858,228
Altice France SA 6.875% 10/15/2030 (f)	3,650,274	3,572,220
Altice France SA 6.875% 7/15/2032 (f)	85,069,096	81,646,382
		149,238,973
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (f)	11,205,000	11,909,503
TOTAL FRANCE		161,148,476
GERMANY - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 5.125% 2/1/2029	15,060,000	9,737,728
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (f)	1,725,000	1,608,994
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (f)	9,095,000	8,759,545
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (f)	4,870,000	4,845,650
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	3,684,000	3,683,383
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,085,000	6,122,666

TOTAL ISRAEL		9,806,049
LUXEMBOURG - 0.2%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA 5% 1/15/2028 (f)	14,560,000	10,851,723
Altice Financing SA 5.75% 8/15/2029 (f)	25,600,000	18,624,513
		29,476,236
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (h)	1,981,620	0
TOTAL LUXEMBOURG		29,476,236
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (f)	5,700,000	5,454,330
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (f)	8,025,549	8,005,485
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (f)	2,786,189	2,758,327

TOTAL MEXICO		10,763,812
NETHERLANDS - 0.2%
Communication Services - 0.2%
Media - 0.2%
VZ Secured Financing BV 5% 1/15/2032 (f)	24,310,000	22,086,034
Ziggo BV 4.875% 1/15/2030 (f)	7,990,000	7,541,357

TOTAL NETHERLANDS		29,627,391
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (f)	11,920,000	12,194,115
SPAIN - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (f)	6,075,000	5,874,165
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	7,820,000	7,571,937
TOTAL SPAIN		13,446,102
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	9,700,000	6,893,790
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (f)	13,719,000	13,710,769
UNITED KINGDOM - 1.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)	21,200,000	19,620,513
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	4,205,000	4,420,013
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	6,430,000	6,862,752
		11,282,765
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
EG Global Finance PLC 12% 11/30/2028 (f)	98,190,000	107,548,587
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (f)	6,495,000	6,273,994
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 5.75% 10/15/2027 (f)	10,870,000	11,149,808
TOTAL UNITED KINGDOM		155,875,667
UNITED STATES - 42.2%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.7%
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	19,575,000	19,549,049
Frontier Communications Holdings LLC 5.875% 10/15/2027 (f)	10,375,000	10,367,016
Level 3 Financing Inc 7% 3/31/2034 (f)	39,540,000	40,623,515
WULF Compute LLC 7.75% 10/15/2030 (f)	29,235,000	30,371,509
		100,911,089
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (f)	9,120,000	8,726,689
Media - 3.2%
CSC Holdings LLC 3.375% 2/15/2031 (f)	27,290,000	16,512,390
CSC Holdings LLC 4.125% 12/1/2030 (f)	25,825,000	15,885,244
CSC Holdings LLC 4.5% 11/15/2031 (f)	55,760,000	34,155,966
CSC Holdings LLC 6.5% 2/1/2029 (f)	14,725,000	10,223,344
DISH Network Corp 11.75% 11/15/2027 (f)	59,780,000	62,935,368
EchoStar Corp 10.75% 11/30/2029	149,905,256	165,026,868
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	46,281,132	47,757,963
Scripps Escrow II Inc 3.875% 1/15/2029 (f)	2,820,000	2,549,776
Sirius XM Radio LLC 3.875% 9/1/2031 (f)	12,130,000	11,005,431
Sirius XM Radio LLC 4% 7/15/2028 (f)	10,140,000	9,855,281
Sirius XM Radio LLC 5% 8/1/2027 (f)	8,280,000	8,260,784
Univision Communications Inc 4.5% 5/1/2029 (f)	12,060,000	11,334,762
Univision Communications Inc 7.375% 6/30/2030 (f)	39,140,000	39,271,706
Univision Communications Inc 8.5% 7/31/2031 (f)	21,160,000	21,642,554
Univision Communications Inc 9.375% 8/1/2032 (f)	13,620,000	14,376,901
		470,794,338
TOTAL COMMUNICATION SERVICES		580,432,116

Consumer Discretionary - 5.4%
Automobile Components - 0.4%
Adient Global Holdings Ltd 7% 4/15/2028 (f)	5,935,000	6,074,953
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	11,885,000	12,173,532
Dana Inc 4.25% 9/1/2030	8,870,000	8,747,971
Dana Inc 4.5% 2/15/2032	9,135,000	8,940,687
Hertz Corp/The 12.625% 7/15/2029 (f)	2,915,000	2,885,536
Hertz Corp/The 5.5% (h)(i)(m)	10,890,000	544,500
Hertz Corp/The 6% (h)(i)(m)	10,285,000	1,542,750
Hertz Corp/The 6.25% (h)(i)(m)	11,875,000	712,500
Hertz Corp/The 7.125% (h)(i)(m)	10,285,000	1,645,600
Nesco Holdings II Inc 5.5% 4/15/2029 (f)	14,525,000	14,200,191
		57,468,220
Automobiles - 0.1%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (f)	3,550,000	3,245,674
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (f)	4,005,000	3,981,181
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (f)	1,785,000	1,857,027
		9,083,882
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (f)	5,530,000	5,085,534
Wayfair LLC 7.25% 10/31/2029 (f)	13,000,000	13,442,910
		18,528,444
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (f)	5,960,000	6,291,823
Diversified Consumer Services - 0.3%
Adtalem Global Education Inc 5.5% 3/1/2028 (f)	9,010,000	9,017,613
Service Corp International/US 4% 5/15/2031	12,070,000	11,432,257
TKC Holdings Inc 6.875% 5/15/2028 (f)	20,025,000	20,192,510
		40,642,380
Hotels, Restaurants & Leisure - 2.7%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (f)	5,565,000	4,913,832
Boyd Gaming Corp 4.75% 6/15/2031 (f)	15,120,000	14,558,897
Boyne USA Inc 4.75% 5/15/2029 (f)	6,360,000	6,236,709
Carnival Corp 4% 8/1/2028 (f)	56,090,000	55,177,712
Carnival Corp 5.125% 5/1/2029 (f)	11,880,000	12,026,869
Carnival Corp 5.875% 6/15/2031 (f)	8,925,000	9,204,354
Carnival Corp 7% 8/15/2029 (f)	6,075,000	6,388,385
Churchill Downs Inc 5.75% 4/1/2030 (f)	14,970,000	15,016,018
Churchill Downs Inc 6.75% 5/1/2031 (f)	11,880,000	12,146,599
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	25,865,000	24,747,236
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	34,295,000	31,789,499
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	5,595,000	5,411,803
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	8,395,000	7,978,069
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	6,900,000	6,890,035
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (f)	8,555,000	8,733,042
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (f)	11,955,000	12,336,425
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	8,435,000	8,441,124
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	8,585,000	8,316,719
Light & Wonder International Inc 7.5% 9/1/2031 (f)	5,990,000	6,218,057
Lindblad Expeditions LLC 7% 9/15/2030 (f)	8,075,000	8,224,165
MGM Resorts International 4.75% 10/15/2028	11,125,000	11,050,243
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (f)	17,220,000	17,876,657
Neogen Food Safety Corp 8.625% 7/20/2030 (f)	5,205,000	5,505,329
Papa John's International Inc 3.875% 9/15/2029 (f)	5,560,000	5,402,429
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (f)	13,730,000	8,306,650
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (f)	2,100,000	1,165,500
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (f)	9,125,000	9,196,615
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	12,110,000	12,497,941
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (f)	12,145,000	11,912,010
Station Casinos LLC 4.625% 12/1/2031 (f)	9,135,000	8,580,645
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (f)	4,965,000	4,960,109
VOC Escrow Ltd 5% 2/15/2028 (f)	19,690,000	19,635,364
Yum! Brands Inc 4.625% 1/31/2032	11,975,000	11,693,828
		392,538,869
Household Durables - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (f)	8,940,000	8,415,663
LGI Homes Inc 8.75% 12/15/2028 (f)	6,060,000	6,302,369
Newell Brands Inc 6.375% 5/15/2030	5,960,000	5,662,000
Newell Brands Inc 6.625% 9/15/2029	6,520,000	6,376,262
Newell Brands Inc 8.5% 6/1/2028 (f)	7,450,000	7,643,082
Somnigroup International Inc 3.875% 10/15/2031 (f)	15,965,000	14,751,170
Somnigroup International Inc 4% 4/15/2029 (f)	15,925,000	15,336,617
TopBuild Corp 3.625% 3/15/2029 (f)	5,910,000	5,698,907
TopBuild Corp 5.625% 1/31/2034 (f)	8,920,000	8,956,180
Tri Pointe Homes Inc 5.7% 6/15/2028	14,380,000	14,512,785
		93,655,035
Specialty Retail - 1.1%
Asbury Automotive Group Inc 4.5% 3/1/2028	3,534,000	3,504,945
Asbury Automotive Group Inc 4.625% 11/15/2029 (f)	10,005,000	9,717,918
Asbury Automotive Group Inc 4.75% 3/1/2030	3,523,000	3,443,449
Asbury Automotive Group Inc 5% 2/15/2032 (f)	10,800,000	10,399,782
Bath & Body Works Inc 6.625% 10/1/2030 (f)	23,165,000	23,809,844
Bath & Body Works Inc 6.75% 7/1/2036	12,766,000	13,213,257
Bath & Body Works Inc 7.5% 6/15/2029	8,335,000	8,550,193
LBM Acquisition LLC 6.25% 1/15/2029 (f)	17,805,000	16,240,477
LBM Acquisition LLC 9.5% 6/15/2031 (f)	25,315,000	26,485,819
LCM Investments Holdings II LLC 8.25% 8/1/2031 (f)	7,185,000	7,559,612
Park River Holdings Inc 8% 3/15/2031 (f)	5,455,000	5,615,617
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (f)	14,865,000	14,827,094
Wand NewCo 3 Inc 7.625% 1/30/2032 (f)	12,115,000	12,661,798
		156,029,805
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (f)	6,075,000	5,577,759
Crocs Inc 4.25% 3/15/2029 (f)	8,675,000	8,351,889
Kontoor Brands Inc 4.125% 11/15/2029 (f)	5,320,000	5,054,600
		18,984,248
TOTAL CONSUMER DISCRETIONARY		793,222,706

Consumer Staples - 2.4%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	6,360,000	6,363,911
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	36,160,000	34,462,566
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (f)	25,300,000	25,247,222
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	44,700,000	44,143,996
C&S Group Enterprises LLC 5% 12/15/2028 (f)	8,615,000	7,856,286
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)	33,960,000	35,556,421
Performance Food Group Inc 4.25% 8/1/2029 (f)	8,495,000	8,284,718
Performance Food Group Inc 5.5% 10/15/2027 (f)	8,855,000	8,856,895
US Foods Inc 4.625% 6/1/2030 (f)	7,520,000	7,379,574
US Foods Inc 7.25% 1/15/2032 (f)	5,990,000	6,284,522
		178,072,200
Food Products - 1.0%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (f)	6,285,000	6,248,498
Darling Ingredients Inc 6% 6/15/2030 (f)	13,885,000	14,033,528
Fiesta Purchaser Inc 7.875% 3/1/2031 (f)	11,455,000	12,090,455
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	7,330,000	7,887,582
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)	12,150,000	11,734,962
Lamb Weston Holdings Inc 4.375% 1/31/2032 (f)	6,075,000	5,791,417
Post Holdings Inc 4.5% 9/15/2031 (f)	47,500,000	44,605,746
Post Holdings Inc 4.625% 4/15/2030 (f)	15,630,000	15,153,951
Post Holdings Inc 5.5% 12/15/2029 (f)	21,040,000	21,050,562
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (f)	8,340,000	7,991,026
		146,587,727
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (f)	1,993,000	1,611,839
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (f)	14,740,000	15,198,606
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC 4.75% 1/15/2029 (f)	8,760,000	8,636,804
		23,835,410
TOTAL CONSUMER STAPLES		356,471,087

Energy - 6.1%
Energy Equipment & Services - 0.7%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (f)	5,990,000	6,359,230
Nabors Industries Inc 9.125% 1/31/2030 (f)	12,085,000	12,699,281
Nabors Industries Ltd 7.5% 1/15/2028 (f)	9,715,000	9,760,078
Noble Finance II LLC 8% 4/15/2030 (f)	5,935,000	6,159,598
Nustar Logistics LP 6% 6/1/2026	12,025,000	12,066,005
SESI LLC 7.875% 9/30/2030 (f)	5,940,000	5,829,520
Transocean International Ltd 7.875% 10/15/2032 (f)	4,035,000	4,155,441
Transocean International Ltd 8.25% 5/15/2029 (f)	4,565,000	4,591,724
Transocean International Ltd 8.5% 5/15/2031 (f)	4,565,000	4,532,197
Transocean International Ltd 8.75% 2/15/2030 (f)	17,726,250	18,600,669
Transocean Titan Financing Ltd 8.375% 2/1/2028 (f)	9,948,238	10,223,018
Valaris Ltd 8.375% 4/30/2030 (f)	5,985,000	6,241,798
		101,218,559
Oil, Gas & Consumable Fuels - 5.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (f)	9,060,000	9,054,357
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (f)	17,645,000	17,638,074
California Resources Corp 8.25% 6/15/2029 (f)	6,045,000	6,288,384
Chesapeake Energy Corp 7% (h)(i)	6,915,000	1
Chesapeake Energy Corp 8% (h)(i)	3,385,000	0
Chesapeake Energy Corp 8% (h)(i)	2,132,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (f)	8,760,000	8,770,582
CITGO Petroleum Corp 8.375% 1/15/2029 (f)	26,350,000	27,401,286
Civitas Resources Inc 8.625% 11/1/2030 (f)	12,020,000	12,426,793
CNX Midstream Partners LP 4.75% 4/15/2030 (f)	6,435,000	6,159,591
CNX Resources Corp 6% 1/15/2029 (f)	5,345,000	5,366,476
CNX Resources Corp 7.375% 1/15/2031 (f)	5,930,000	6,138,149
Comstock Resources Inc 5.875% 1/15/2030 (f)	32,085,000	30,535,584
Comstock Resources Inc 6.75% 3/1/2029 (f)	20,060,000	19,886,274
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	27,225,000	26,935,743
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	16,090,000	17,408,655
CVR Energy Inc 5.75% 2/15/2028 (f)	22,655,000	22,422,240
CVR Energy Inc 8.5% 1/15/2029 (f)	42,375,000	43,427,511
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	17,655,000	17,741,757
DT Midstream Inc 4.125% 6/15/2029 (f)	9,070,000	8,876,417
DT Midstream Inc 4.375% 6/15/2031 (f)	9,070,000	8,804,738
Energy Transfer LP 5.5% 6/1/2027	16,735,000	17,002,646
Energy Transfer LP 5.625% 5/1/2027 (f)	18,015,000	18,018,184
Energy Transfer LP 6% 2/1/2029 (f)	25,785,000	26,107,491
Energy Transfer LP 7.375% 2/1/2031 (f)	5,000,000	5,208,685
Expand Energy Corp 5.375% 3/15/2030	12,145,000	12,324,069
Expand Energy Corp 5.875% 2/1/2029 (f)	5,840,000	5,854,156
Expand Energy Corp 6.75% 4/15/2029 (f)	8,995,000	9,068,452
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	5,200,000	5,273,637
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (f)	7,505,000	7,846,005
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	9,875,000	9,618,080
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	11,235,000	11,209,697
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	6,060,000	6,099,856
HF Sinclair Corp 5% 2/1/2028	7,615,000	7,621,410
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (f)	12,280,000	12,300,632
Kinetik Holdings LP 5.875% 6/15/2030 (f)	9,060,000	9,127,714
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	6,030,000	5,820,416
Murphy Oil USA Inc 3.75% 2/15/2031 (f)	5,300,000	4,932,209
Murphy Oil USA Inc 4.75% 9/15/2029	6,860,000	6,774,534
Murphy Oil USA Inc 5.625% 5/1/2027	6,030,000	6,029,586
Northern Oil & Gas Inc 7.875% 10/15/2033 (f)	10,995,000	10,709,159
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	11,950,000	12,179,318
Occidental Petroleum Corp 7.2% 3/15/2029	3,964,000	4,272,636
ONEOK Inc 6.5% 9/1/2030 (f)	17,745,000	18,984,068
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	27,530,000	27,330,191
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	25,400,000	25,515,036
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	14,650,000	15,530,992
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	8,645,000	8,645,000
SM Energy Co 6.625% 1/15/2027	21,320,000	21,333,773
SM Energy Co 6.75% 9/15/2026	4,550,000	4,554,177
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	12,185,000	11,803,604
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	10,170,000	9,972,132
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (f)	5,990,000	6,177,493
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (f)	595,000	591,413
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (f)	11,485,000	11,291,406
Talos Production Inc 9% 2/1/2029 (f)	5,340,000	5,490,476
Talos Production Inc 9.375% 2/1/2031 (f)	6,055,000	6,192,383
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	10,360,000	10,383,961
Unit Corp 0% 12/1/2029 (Escrow) (h)	2,202,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (f)	7,585,000	7,185,214
Venture Global Calcasieu 4.125% 8/15/2031 (f)	7,585,000	7,012,585
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	29,640,000	31,046,507
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	29,645,000	31,397,346
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	13,130,000	14,439,048
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (f)	13,420,000	15,143,302
		798,701,291
TOTAL ENERGY		899,919,850

Financials - 5.1%
Capital Markets - 0.5%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (f)	15,505,000	15,449,790
Coinbase Global Inc 3.375% 10/1/2028 (f)	29,675,000	28,226,071
Coinbase Global Inc 3.625% 10/1/2031 (f)	18,050,000	16,132,570
Hightower Holding LLC 6.75% 4/15/2029 (f)	5,945,000	5,951,296
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (f)	8,740,000	8,493,230
MSCI Inc 4% 11/15/2029 (f)	3,245,000	3,165,514
		77,418,471
Consumer Finance - 1.6%
Ally Financial Inc 8% 11/1/2031	144,500,000	164,507,035
Ally Financial Inc 8% 11/1/2031	20,638,000	23,420,389
OneMain Finance Corp 4% 9/15/2030	5,610,000	5,217,236
OneMain Finance Corp 5.375% 11/15/2029	9,400,000	9,325,560
OneMain Finance Corp 6.625% 1/15/2028	7,305,000	7,490,518
OneMain Finance Corp 7.125% 3/15/2026	17,483,000	17,597,042
OneMain Finance Corp 7.875% 3/15/2030	6,055,000	6,381,608
		233,939,388
Financial Services - 0.9%
Block Inc 3.5% 6/1/2031	12,070,000	11,238,235
Block Inc 5.625% 8/15/2030 (f)	13,300,000	13,500,950
Block Inc 6% 8/15/2033 (f)	10,515,000	10,751,545
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	22,675,000	22,760,031
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	11,165,000	9,602,812
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	38,210,000	37,548,940
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	4,817,000	4,814,262
James Hardie International Finance DAC 5% 1/15/2028 (f)	4,136,000	4,111,601
MGIC Investment Corp 5.25% 8/15/2028	7,710,000	7,709,658
NCR Atleos Corp 9.5% 4/1/2029 (f)	8,995,000	9,713,925
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (f)	4,945,000	5,107,361
		136,859,320
Insurance - 2.1%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	9,105,000	9,014,070
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	6,825,000	6,999,447
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	6,065,000	6,272,896
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (f)	28,450,000	29,640,377
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (f)	11,125,000	10,955,924
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	9,115,000	9,089,735
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	49,965,000	50,154,517
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	35,177,000	35,815,674
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (f)	10,385,000	10,756,243
AmWINS Group Inc 4.875% 6/30/2029 (f)	8,805,000	8,503,792
HUB International Ltd 5.625% 12/1/2029 (f)	36,135,000	36,027,195
HUB International Ltd 7.25% 6/15/2030 (f)	38,895,000	40,606,302
HUB International Ltd 7.375% 1/31/2032 (f)	15,140,000	15,691,433
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	21,230,000	21,940,717
USI Inc/NY 7.5% 1/15/2032 (f)	8,005,000	8,288,057
		299,756,379
TOTAL FINANCIALS		747,973,558

Health Care - 3.3%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (f)	6,075,000	5,769,814
Bausch + Lomb Corp 8.375% 10/1/2028 (f)	11,980,000	12,519,100
		18,288,914
Health Care Providers & Services - 2.1%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (f)	19,370,000	20,881,441
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	21,790,000	19,451,962
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)	18,245,000	17,102,451
CHS/Community Health Systems Inc 6% 1/15/2029 (f)	8,490,000	8,405,100
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	13,855,000	11,641,202
DaVita Inc 3.75% 2/15/2031 (f)	4,180,000	3,837,747
DaVita Inc 4.625% 6/1/2030 (f)	31,515,000	30,432,652
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)	9,035,000	8,563,898
HealthEquity Inc 4.5% 10/1/2029 (f)	6,410,000	6,237,880
Molina Healthcare Inc 3.875% 11/15/2030 (f)	10,465,000	9,653,139
Molina Healthcare Inc 3.875% 5/15/2032 (f)	12,160,000	10,963,970
Molina Healthcare Inc 4.375% 6/15/2028 (f)	7,525,000	7,329,457
Owens & Minor Inc 4.5% 3/31/2029 (f)	8,310,000	6,395,071
Tenet Healthcare Corp 4.25% 6/1/2029	17,640,000	17,246,141
Tenet Healthcare Corp 4.375% 1/15/2030	43,755,000	42,703,756
Tenet Healthcare Corp 5.125% 11/1/2027	18,070,000	18,049,874
Tenet Healthcare Corp 6.125% 6/15/2030	30,025,000	30,581,980
Tenet Healthcare Corp 6.25% 2/1/2027	35,815,000	35,874,390
Tenet Healthcare Corp 6.75% 5/15/2031	6,005,000	6,230,067
		311,582,178
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (f)	12,070,000	12,066,153
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	10,515,000	10,081,258
Charles River Laboratories International Inc 4% 3/15/2031 (f)	12,085,000	11,393,168
Charles River Laboratories International Inc 4.25% 5/1/2028 (f)	3,400,000	3,361,409
		24,835,835
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (f)	67,915,000	70,992,197
Jazz Securities DAC 4.375% 1/15/2029 (f)	12,305,000	12,056,391
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)	21,010,000	19,989,273
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)	18,260,000	13,996,962
		117,034,823
TOTAL HEALTH CARE		483,807,903

Industrials - 6.4%
Aerospace & Defense - 1.7%
ATI Inc 4.875% 10/1/2029	6,080,000	6,048,425
ATI Inc 5.125% 10/1/2031	5,395,000	5,348,962
ATI Inc 7.25% 8/15/2030	5,985,000	6,284,682
Moog Inc 4.25% 12/15/2027 (f)	3,455,000	3,416,526
TransDigm Inc 4.625% 1/15/2029	38,080,000	37,455,416
TransDigm Inc 4.875% 5/1/2029	25,000,000	24,769,825
TransDigm Inc 6.25% 1/31/2034 (f)	4,715,000	4,872,947
TransDigm Inc 6.375% 3/1/2029 (f)	15,065,000	15,403,963
TransDigm Inc 6.375% 5/31/2033 (f)	35,000,000	35,676,620
TransDigm Inc 6.625% 3/1/2032 (f)	6,065,000	6,271,688
TransDigm Inc 6.75% 1/31/2034 (f)	17,840,000	18,487,289
TransDigm Inc 6.75% 8/15/2028 (f)	27,225,000	27,769,500
TransDigm Inc 6.875% 12/15/2030 (f)	47,905,000	49,735,594
TransDigm Inc 7.125% 12/1/2031 (f)	12,085,000	12,607,870
		254,149,307
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (f)	14,880,000	15,211,452
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (f)	2,325,000	2,319,294
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	6,050,000	6,163,341
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (f)	9,120,000	9,361,243
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)	4,125,000	4,002,483
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	8,020,000	7,848,996
		29,695,357
Commercial Services & Supplies - 2.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	7,690,000	7,531,807
Artera Services LLC 8.5% 2/15/2031 (f)	28,205,000	24,340,608
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	44,695,000	43,004,394
Brink's Co/The 4.625% 10/15/2027 (f)	12,180,000	12,097,668
Clean Harbors Inc 6.375% 2/1/2031 (f)	4,960,000	5,081,609
CoreCivic Inc 8.25% 4/15/2029	34,400,000	36,226,812
GEO Group Inc/The 10.25% 4/15/2031	15,225,000	16,672,943
GEO Group Inc/The 8.625% 4/15/2029	21,310,000	22,488,827
GFL Environmental Inc 4% 8/1/2028 (f)	9,105,000	8,906,984
GFL Environmental Inc 4.75% 6/15/2029 (f)	12,095,000	11,967,322
GFL Environmental Inc 6.75% 1/15/2031 (f)	8,975,000	9,388,981
Madison IAQ LLC 4.125% 6/30/2028 (f)	11,390,000	11,152,739
Madison IAQ LLC 5.875% 6/30/2029 (f)	9,085,000	8,902,447
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	62,340,000	61,560,751
Reworld Holding Corp 4.875% 12/1/2029 (f)	26,475,000	24,877,067
Williams Scotsman Inc 7.375% 10/1/2031 (f)	5,990,000	6,269,139
		310,470,098
Construction & Engineering - 0.4%
Arcosa Inc 4.375% 4/15/2029 (f)	8,410,000	8,182,916
Pike Corp 5.5% 9/1/2028 (f)	37,175,000	37,095,847
Pike Corp 8.625% 1/31/2031 (f)	15,130,000	16,143,958
		61,422,721
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (f)	11,970,000	11,665,219
Ground Transportation - 0.3%
Uber Technologies Inc 4.5% 8/15/2029 (f)	27,335,000	27,268,595
XPO Inc 6.25% 6/1/2028 (f)	5,950,000	6,067,441
XPO Inc 7.125% 2/1/2032 (f)	9,085,000	9,553,786
		42,889,822
Machinery - 0.3%
Allison Transmission Inc 5.875% 6/1/2029 (f)	7,960,000	8,027,023
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (e)(f)	17,785,000	19,095,150
Chart Industries Inc 7.5% 1/1/2030 (f)	15,680,000	16,352,688
		43,474,861
Passenger Airlines - 0.8%
Allegiant Travel Co 7.25% 8/15/2027 (f)	6,840,000	6,916,888
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (f)	19,595,000	20,049,554
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (f)	20,045,000	20,912,588
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (f)	29,825,000	30,091,844
United Airlines Inc 4.375% 4/15/2026 (f)	30,025,000	29,962,999
United Airlines Inc 4.625% 4/15/2029 (f)	18,025,000	17,852,334
		125,786,207
Professional Services - 0.3%
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (f)	9,045,000	8,438,234
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (f)	12,040,000	11,497,506
ION Platform Finance US Inc / ION Platform Finance SARL 9.5% 5/30/2029 (f)	9,105,000	9,303,890
TriNet Group Inc 3.5% 3/1/2029 (f)	8,865,000	8,324,935
		37,564,565
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (f)	9,065,000	9,633,729
TOTAL INDUSTRIALS		941,963,338

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp 5% 12/15/2029 (f)	9,495,000	9,393,422
CPI CG Inc 10% 7/15/2029 (f)	5,636,000	5,931,890
Lightning Power LLC 7.25% 8/15/2032 (f)	11,955,000	12,663,430
TTM Technologies Inc 4% 3/1/2029 (f)	8,870,000	8,566,035
		36,554,777
IT Services - 1.0%
CoreWeave Inc 9% 2/1/2031 (f)	24,840,000	24,912,657
CoreWeave Inc 9.25% 6/1/2030 (f)	44,700,000	45,134,752
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (f)	11,810,000	11,245,437
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	9,345,000	9,334,375
Sabre GLBL Inc 11.125% 7/15/2030 (f)	30,145,000	28,487,025
Twilio Inc 3.625% 3/15/2029	9,995,000	9,600,511
Twilio Inc 3.875% 3/15/2031	10,460,000	9,899,902
		138,614,659
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp 3.875% 9/1/2028 (f)	11,065,000	10,766,194
Synaptics Inc 4% 6/15/2029 (f)	7,015,000	6,733,573
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (e)	11,459,645	9,855,295
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (e)(f)	6,597,709	7,265,727
		34,620,789
Software - 1.5%
Cloud Software Group Inc 6.5% 3/31/2029 (f)	67,735,000	68,246,264
Crowdstrike Holdings Inc 3% 2/15/2029	8,870,000	8,451,606
Elastic NV 4.125% 7/15/2029 (f)	24,245,000	23,370,294
Fair Isaac Corp 4% 6/15/2028 (f)	2,910,000	2,851,938
NCR Voyix Corp 5% 10/1/2028 (f)	5,530,000	5,476,352
NCR Voyix Corp 5.125% 4/15/2029 (f)	2,583,000	2,556,214
PTC Inc 4% 2/15/2028 (f)	6,575,000	6,470,838
UKG Inc 6.875% 2/1/2031 (f)	9,090,000	9,356,864
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	83,585,000	87,782,559
		214,562,929
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	19,590,000	20,813,518
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	12,720,000	13,538,697
		34,352,215
TOTAL INFORMATION TECHNOLOGY		458,705,369

Materials - 2.5%
Chemicals - 0.9%
Ingevity Corp 3.875% 11/1/2028 (f)	11,105,000	10,700,670
LSB Industries Inc 6.25% 10/15/2028 (f)	21,105,000	20,806,242
Olympus Water US Holding Corp 4.25% 10/1/2028 (f)	15,305,000	14,661,498
Olympus Water US Holding Corp 7.125% 10/1/2027 (f)	7,080,000	7,206,095
Olympus Water US Holding Corp 7.25% 2/15/2033 (f)	29,715,000	29,577,400
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	7,820,000	7,734,541
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (f)	14,015,000	13,990,504
Scotts Miracle-Gro Co/The 4% 4/1/2031	11,945,000	11,058,104
Tronox Inc 4.625% 3/15/2029 (f)	13,295,000	8,173,477
WR Grace Holdings LLC 7.375% 3/1/2031 (f)	5,940,000	5,951,310
		129,859,841
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	24,115,000	25,393,071
Containers & Packaging - 0.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (f)	5,915,000	5,643,118
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (f)	11,830,000	11,029,229
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (f)	6,045,000	6,060,584
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	7,185,000	7,213,704
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)	44,650,000	44,741,309
Crown Cork & Seal Co Inc 7.375% 12/15/2026	4,845,000	4,981,605
Crown Cork & Seal Co Inc 7.5% 12/15/2096	12,871,000	13,064,065
Graham Packaging Co Inc 7.125% 8/15/2028 (f)	6,000,000	5,971,805
Graphic Packaging International LLC 3.75% 2/1/2030 (f)	7,880,000	7,403,429
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (f)	5,930,000	5,945,578
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (f)	5,935,000	6,012,167
Trident TPI Holdings Inc 12.75% 12/31/2028 (f)	5,870,000	6,265,538
		124,332,131
Metals & Mining - 0.6%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	15,485,000	15,072,232
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	4,970,000	5,252,987
Arsenal AIC Parent LLC 8% 10/1/2030 (f)	7,040,000	7,478,937
Cleveland-Cliffs Inc 4.625% 3/1/2029 (f)	23,720,000	23,180,185
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	11,440,000	10,814,884
Cleveland-Cliffs Inc 7.5% 9/15/2031 (f)	3,000,000	3,140,487
Commercial Metals Co 3.875% 2/15/2031	6,135,000	5,727,832
Compass Minerals International Inc 6.75% 12/1/2027 (f)	7,378,000	7,415,702
Kaiser Aluminum Corp 4.625% 3/1/2028 (f)	11,215,000	11,206,633
Roller Bearing Co of America Inc 4.375% 10/15/2029 (f)	4,375,000	4,287,265
		93,577,144
TOTAL MATERIALS		373,162,187

Real Estate - 1.9%
Diversified REITs - 0.7%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (f)	9,100,000	8,796,258
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	7,365,000	6,602,708
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (f)	31,410,000	30,699,713
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	14,000,000	13,102,962
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (f)	11,195,000	10,938,745
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (f)	21,450,000	21,399,362
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	12,240,000	12,138,571
		103,678,319
Health Care REITs - 0.5%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	11,190,000	7,900,874
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	18,080,000	14,782,420
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	38,043,000	36,602,106
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	9,100,000	9,533,915
		68,819,315
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	11,860,000	12,913,832
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (f)	5,305,000	5,609,518
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)	10,725,000	10,710,852
Taylor Morrison Communities Inc 5.875% 6/15/2027 (f)	9,260,000	9,352,488
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)	5,045,000	4,927,234
		43,513,924
Specialized REITs - 0.5%
Iron Mountain Inc 4.5% 2/15/2031 (f)	22,025,000	21,125,210
Iron Mountain Inc 4.875% 9/15/2029 (f)	24,110,000	23,794,143
SBA Communications Corp 3.125% 2/1/2029	13,305,000	12,577,112
SBA Communications Corp 3.875% 2/15/2027	17,015,000	16,824,650
		74,321,115
TOTAL REAL ESTATE		290,332,673

Utilities - 2.1%
Electric Utilities - 1.6%
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)	6,075,000	5,501,056
Clearway Energy Operating LLC 3.75% 2/15/2031 (f)	13,295,000	12,311,685
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	6,920,000	6,881,258
NRG Energy Inc 3.375% 2/15/2029 (f)	5,145,000	4,892,673
NRG Energy Inc 3.625% 2/15/2031 (f)	10,215,000	9,535,557
NRG Energy Inc 3.875% 2/15/2032 (f)	1,254,000	1,163,805
NRG Energy Inc 5.75% 1/15/2028	9,000,000	9,031,941
NRG Energy Inc 5.75% 1/15/2034 (f)	11,885,000	11,979,118
NRG Energy Inc 6% 1/15/2036 (f)	23,775,000	24,204,077
NRG Energy Inc 6% 2/1/2033 (f)	4,240,000	4,325,148
NRG Energy Inc 6.25% 11/1/2034 (f)	5,090,000	5,240,695
Pacific Gas and Electric Co 3.75% 7/1/2028	2,867,500	2,818,665
Pacific Gas and Electric Co 3.95% 12/1/2047	10,826,000	8,134,240
Pacific Gas and Electric Co 4% 12/1/2046	13,774,000	10,414,118
Pacific Gas and Electric Co 4.3% 3/15/2045	5,995,000	4,824,429
PG&E Corp 5% 7/1/2028	22,000,000	21,846,608
PG&E Corp 5.25% 7/1/2030	8,330,000	8,243,411
Vistra Operations Co LLC 4.375% 5/1/2029 (f)	23,230,000	22,808,974
Vistra Operations Co LLC 5% 7/31/2027 (f)	22,585,000	22,597,218
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	28,195,000	28,204,164
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	11,985,000	12,718,889
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (f)	6,060,000	6,233,721
		243,911,450
Gas Utilities - 0.4%
Southern Natural Gas Co LLC 7.35% 2/15/2031	23,497,000	26,094,874
Southern Natural Gas Co LLC 8% 3/1/2032	12,475,000	14,463,286
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (f)	12,070,000	11,434,436
		51,992,596
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.25% 1/15/2034 (f)	8,910,000	9,013,544
Sunnova Energy Corp 11.75% (f)(i)	18,140,000	90,700
Sunnova Energy Corp 5.875% (f)(i)	3,020,000	15,100
Talen Energy Supply LLC 6.25% 2/1/2034 (f)	8,920,000	9,147,008
Talen Energy Supply LLC 6.5% 2/1/2036 (f)	8,920,000	9,238,473
		27,504,825
TOTAL UTILITIES		323,408,871

TOTAL UNITED STATES		6,249,399,658
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	7,855,000	8,156,729
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	21,965,000	22,980,881
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	14,250,000	15,046,433

TOTAL ZAMBIA		46,184,043
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $7,037,936,093)		7,063,897,498

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (d)(e)	2,912	4,560,265
Information Technology - 0.2%
Software - 0.2%
Strategy Inc 9% (n)	359,260	35,717,629
TOTAL UNITED STATES		40,277,894
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $35,658,936)		40,277,894

Preferred Securities - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP 6.5% (e)(m)	10,860,000	11,231,828
Energy Transfer LP 6.625% (e)(m)	37,985,000	38,460,100
Energy Transfer LP Series G, 7.125% (e)(m)	27,290,000	28,975,227
Mesquite Energy Inc 7.25% (h)(i)(m)	21,977,000	2,198
		78,669,353
Financials - 1.5%
Banks - 1.1%
Bank of America Corp 5.875% (e)(m)	102,630,000	104,515,313
Bank of America Corp 6.25% (e)(m)	17,800,000	18,124,655
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.7303% (d)(e)(m)	26,340,000	26,507,456
		149,147,424
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (e)(m)	7,055,000	6,632,298
Insurance - 0.4%
Alliant Holdings LP 10.5% (e)(h)(m)	47,576,998	48,238,135
TOTAL FINANCIALS		204,017,857

Utilities - 0.2%
Electric Utilities - 0.2%
Edison International 5% (e)(m)	2,595,000	2,547,885
Edison International 5.375% (e)(m)	33,470,000	33,371,464
		35,919,349
TOTAL UNITED STATES		318,606,559
TOTAL PREFERRED SECURITIES (Cost $331,563,148)		318,606,559

Money Market Funds - 12.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	4.18	1,735,460,323	1,735,807,415
Fidelity Securities Lending Cash Central Fund (o)(p)	4.18	35,158,884	35,162,400
TOTAL MONEY MARKET FUNDS (Cost $1,770,923,499)			1,770,969,815

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $13,202,370,168)	14,712,006,930
NET OTHER ASSETS (LIABILITIES) - 0.7%	97,864,862
NET ASSETS - 100.0%	14,809,871,792

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $408,341,789 or 2.8% of net assets.

(c)	Affiliated fund.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,654,532,545 or 38.2% of net assets.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Non-income producing.
(l)	Security or a portion of the security is on loan at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/1997 - 1/12/1999	21,591,597

EchoStar Corp	9/30/2024	13,256,891

Fidelity Private Credit Company LLC	4/15/2022 - 3/28/2025	378,469,472

New Cotai LLC / New Cotai Capital Corp	9/11/2020	16,677,424

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,428,611,454	1,310,824,385	1,003,627,456	32,636,184	(968)	-	1,735,807,415	1,735,460,323	3.1%
Fidelity Securities Lending Cash Central Fund	7,728,800	212,757,393	185,323,793	103,156	-	-	35,162,400	35,158,884	0.1%
Total	1,436,340,254	1,523,581,778	1,188,951,249	32,739,340	(968)	-	1,770,969,815

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	363,975,820	-	-	18,724,862	-	668,166	359,141,826	38,033,001
	363,975,820	-	-	18,724,862	-	668,166	359,141,826

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	359,141,826	-	359,141,826	-

Asset-Backed Securities	50,356,884	-	50,356,884	-

Bank Loan Obligations
Communication Services	40,244,861	-	39,818,868	425,993
Consumer Discretionary	234,466,075	-	234,466,075	-
Consumer Staples	18,775,527	-	18,775,527	-
Energy	58,455,040	-	58,455,040	-
Financials	191,470,757	-	191,470,757	-
Health Care	118,914,231	-	118,914,231	-
Industrials	161,903,872	-	161,903,872	-
Information Technology	611,633,608	-	611,633,608	-
Materials	169,019,289	-	168,865,729	153,560
Utilities	547,229	-	547,229	-

Common Stocks
Communication Services	379,429,954	362,630,921	-	16,799,033
Consumer Discretionary	350,317,088	328,174,018	8,340,514	13,802,556
Consumer Staples	36,898,570	36,867,487	-	31,083
Energy	96,507,415	23,240,415	161,358	73,105,642
Financials	376,221,950	376,219,231	-	2,719
Health Care	21,830,484	21,788,291	-	42,193
Industrials	796,498,070	796,498,070	-	-
Information Technology	906,880,174	903,691,509	-	3,188,665
Materials	66,179,910	66,179,909	-	1
Utilities	185,679,435	185,675,431	-	4,004

Convertible Corporate Bonds
Communication Services	98,373,637	-	98,373,637	-
Consumer Discretionary	5,639,723	-	-	5,639,723
Financials	10,904,518	-	10,904,518	-
Information Technology	41,970,528	-	41,970,528	-

Convertible Preferred Stocks
Financials	129,994,509	-	-	129,994,509

Non-Convertible Corporate Bonds
Communication Services	810,004,223	-	810,004,223	-
Consumer Discretionary	879,643,612	-	875,198,262	4,445,350
Consumer Staples	365,461,497	-	365,461,497	-
Energy	1,084,070,067	-	1,084,070,066	1
Financials	747,973,558	-	747,973,558	-
Health Care	505,762,111	-	505,762,111	-
Industrials	1,002,149,014	-	1,002,149,014	-
Information Technology	485,133,258	-	485,133,258	-
Materials	562,386,677	-	562,386,677	-
Real Estate	290,332,673	-	290,332,673	-
Utilities	330,980,808	-	330,980,808	-

Non-Convertible Preferred Stocks
Energy	4,560,265	-	4,560,265	-
Information Technology	35,717,629	35,717,629	-	-

Preferred Securities
Energy	78,669,353	-	78,667,155	2,198
Financials	204,017,857	-	155,779,722	48,238,135
Utilities	35,919,349	-	35,919,349	-

Money Market Funds	1,770,969,815	1,770,969,815	-	-
Total Investments in Securities:	14,712,006,930	4,907,652,726	9,508,478,839	295,875,365
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2025 ($)
Bank Loan Obligations	1	-	13,753	145,662	(921)	23,246	397,812	-	579,553	13,753
Common Stocks	50,127,315	(16,341,150)	55,899,847	17,828,342	(538,458)	-	-	-	106,975,896	39,020,293
Convertible Preferred Stocks	-	-	10,972,920	119,021,589	-	-	-	-	129,994,509	10,972,920
Non-Convertible Preferred Stocks	2,871	(9,705,941)	10,247,164	-	(544,094)	-	-	-	-	-
Convertible Corporate Bonds	4,488,074	-	1,021,935	110,426	-	19,288	-	-	5,639,723	1,021,935
Preferred Securities	46,742,206	-	1,278,358	-	(1)	-	219,770	-	48,240,333	1,278,358
Non-Convertible Corporate Bonds	28,500,605	794,206	(1,277,034)	7,666,095	(31,171,758)	(66,763)	-	-	4,445,351	4,445,350

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,218,848) - See accompanying schedule:
Unaffiliated issuers (cost $11,058,479,357)	$12,581,895,289
Fidelity Central Funds (cost $1,770,923,499)	1,770,969,815
Other affiliated issuers (cost $372,967,312)	359,141,826

Total Investment in Securities (cost $13,202,370,168)		$14,712,006,930
Cash		1,851,936
Receivable for investments sold		10,686,014
Receivable for fund shares sold		17,826,891
Dividends receivable		324,882
Interest receivable		141,517,597
Distributions receivable from Fidelity Central Funds		6,196,368
Prepaid expenses		15,109
Other receivables		20,897
Total assets		14,890,446,624
Liabilities
Payable for investments purchased	$21,054,697
Payable for fund shares redeemed	10,228,688
Distributions payable	6,533,028
Accrued management fee	7,506,800
Other payables and accrued expenses	89,219
Collateral on securities loaned	35,162,400
Total liabilities		80,574,832
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$14,809,871,792
Net Assets consist of:
Paid in capital		$13,217,064,484
Total accumulated earnings (loss)		1,592,807,308
Net Assets		$14,809,871,792
Net Asset Value, offering price and redemption price per share ($14,809,871,792 ÷ 1,354,728,732 shares)		$10.93
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$22,584,340
Affiliated issuers		18,724,862
Interest		303,033,913
Income from Fidelity Central Funds (including $103,156 from security lending)		32,739,340
Total income		377,082,455
Expenses
Management fee	$44,671,100
Custodian fees and expenses	4,547
Independent trustees' fees and expenses	24,848
Registration fees	99,765
Audit fees	66,451
Legal	15,166
Miscellaneous	27,384
Total expenses before reductions	44,909,261
Expense reductions	(1,337,300)
Total expenses after reductions		43,571,961
Net Investment income (loss)		333,510,494
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	55,229,482
Fidelity Central Funds	(968)
Foreign currency transactions	(7,076)
Total net realized gain (loss)		55,221,438
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,268,334,304
Affiliated issuers	668,166
Assets and liabilities in foreign currencies	(4,163)
Total change in net unrealized appreciation (depreciation)		1,268,998,307
Net gain (loss)		1,324,219,745
Net increase (decrease) in net assets resulting from operations		$1,657,730,239
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$333,510,494	$693,934,064
Net realized gain (loss)	55,221,438	57,877,815
Change in net unrealized appreciation (depreciation)	1,268,998,307	107,163,310
Net increase (decrease) in net assets resulting from operations	1,657,730,239	858,975,189
Distributions to shareholders	(308,570,611)	(657,489,757)

Share transactions
Proceeds from sales of shares	1,419,448,077	2,595,736,125
Reinvestment of distributions	267,042,795	573,017,431
Cost of shares redeemed	(1,378,369,953)	(2,868,692,507)

Net increase (decrease) in net assets resulting from share transactions	308,120,919	300,061,049
Total increase (decrease) in net assets	1,657,280,547	501,546,481

Net Assets
Beginning of period	13,152,591,245	12,651,044,764
End of period	$14,809,871,792	$13,152,591,245

Other Information
Shares
Sold	134,527,197	257,115,262
Issued in reinvestment of distributions	25,172,119	56,798,367
Redeemed	(130,874,626)	(285,194,546)
Net increase (decrease)	28,824,690	28,719,083

Financial Highlights
Fidelity® Capital & Income Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.75	$9.28	$10.17	$11.24	$8.92
Income from Investment Operations
Net investment income (loss) A,B	.250	.526	.529	.480	.387	.386
Net realized and unrealized gain (loss)	.991	.143	.456	(.308)	(.714)	2.442
Total from investment operations	1.241	.669	.985	.172	(.327)	2.828
Distributions from net investment income	(.231)	(.499)	(.515)	(.473)	(.390)	(.390)
Distributions from net realized gain	-	-	-	(.589)	(.353)	(.118)
Total distributions	(.231)	(.499)	(.515)	(1.062)	(.743)	(.508)
Net asset value, end of period	$10.93	$9.92	$9.75	$9.28	$10.17	$11.24
Total Return C,D	12.61%	6.89%	10.91%	2.09%	(3.27)%	32.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63% G	.65%	.67%	.68%	.67%	.68%
Expenses net of fee waivers, if any	.61 % G	.63%	.65%	.68%	.67%	.68%
Expenses net of all reductions, if any	.61% G	.63%	.65%	.68%	.67%	.68%
Net investment income (loss)	4.70% G	5.22%	5.60%	5.16%	3.49%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$14,809,872	$13,152,591	$12,651,045	$11,457,861	$13,077,000	$14,674,356
Portfolio turnover rate H	27 % G	19%	36%	20%	28%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2025 was 9.68%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$ 579,553	Market approach	Transaction price	$100.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$100.00 - $105.13 / $102.66	Increase
Common Stocks	$ 106,975,896	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.1 - 7.9 / 5.3	Increase
		Market approach	Transaction price	$0.00 - $2.92 / $2.92	Increase
		Recovery value	Recovery value	$0.00 - $0.22 / $0.06	Increase
		Black scholes	Volatility	45.0% - 60.0% / 45.5%	Increase
			Discount rate	3.5% - 3.7% / 3.7%	Increase
			Term	1.3 - 3.7 / 1.4	Increase
		Discounted cash flow	Discount rate	8.5% - 12.2% / 8.5%	Decrease
		Indicative market price	Mid price	$16.50 - $16.79 / $16.62	Increase
Convertible Corporate Bonds	$ 5,639,723	Black scholes	Volatility	45.0%	Increase
			Discount rate	3.7%	Increase
			Term	1.3	Increase
Convertible Preferred Stocks	$ 129,994,509	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	20.5	Increase
Non-Convertible Corporate Bonds	$ 4,445,351	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$5.00 - $16.00 / $12.70	Increase
Preferred Securities	$ 48,240,333	Discounted cash flow	Yield	9.9%	Decrease
		Indicative market price	Evaluated bid	$0.01	Increase
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital & Income Fund	$20,896

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,929,643,689
Gross unrealized depreciation	(378,772,110)
Net unrealized appreciation (depreciation)	$1,550,871,579
Tax cost	$13,161,135,351

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(24,505,558)
Long-term	(63,190,889)
Total capital loss carryforward	$(87,696,447)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Capital & Income Fund	Fidelity Private Credit Company LLC	38,619,980	-

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital & Income Fund	1,678,019,973	1,747,735,015
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Capital & Income Fund	.65

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Capital & Income Fund	.63

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Capital & Income Fund	3,963

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Capital & Income Fund	21,882,527	2,537,019	366,435
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Capital & Income Fund	8,243
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Capital & Income Fund	10,971	3,237	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until August 31, 2026. During the period, this waiver reduced the Fund's management fee by $1,333,842.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,458.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Capital & Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.538653.128
CAI-SANN-1225
Fidelity® U.S. Low Volatility Equity Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® U.S. Low Volatility Equity Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
GERMANY - 0.9%
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	1,157	300,832
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Coupang Inc Class A (a)	2,788	89,132
UNITED KINGDOM - 1.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Astrazeneca PLC	1,970	324,949
Materials - 1.0%
Metals & Mining - 1.0%
Anglogold Ashanti Plc	5,256	357,408
TOTAL UNITED KINGDOM		682,357
UNITED STATES - 96.7%
Communication Services - 6.0%
Diversified Telecommunication Services - 0.7%
Verizon Communications Inc	6,128	243,527
Entertainment - 2.7%
IMAX Corp (a)	8,703	282,760
Netflix Inc (a)	288	322,233
Take-Two Interactive Software Inc (a)	485	124,339
Walt Disney Co/The	1,898	213,753
		943,085
Interactive Media & Services - 1.2%
Alphabet Inc Class A	1,542	433,595
Media - 0.7%
New York Times Co/The Class A	4,485	255,600
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	1,168	245,338
TOTAL COMMUNICATION SERVICES		2,121,145

Consumer Discretionary - 4.0%
Diversified Consumer Services - 0.1%
Grand Canyon Education Inc (a)	400	75,320
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	876	261,425
Yum! Brands Inc	1,809	250,022
		511,447
Specialty Retail - 2.4%
AutoZone Inc (a)	59	216,791
O'Reilly Automotive Inc (a)	3,635	343,289
TJX Cos Inc/The	1,947	272,853
		832,933
TOTAL CONSUMER DISCRETIONARY		1,419,700

Consumer Staples - 13.5%
Beverages - 2.3%
Coca-Cola Co/The	4,015	276,634
Keurig Dr Pepper Inc	6,775	184,009
Monster Beverage Corp (a)	5,234	349,788
		810,431
Consumer Staples Distribution & Retail - 5.2%
Albertsons Cos Inc Class A	14,016	247,943
BJ's Wholesale Club Holdings Inc (a)	3,168	279,608
Casey's General Stores Inc	493	253,003
Costco Wholesale Corp	321	292,575
Kroger Co/The	4,311	274,309
Sprouts Farmers Market Inc (a)	864	68,221
Walmart Inc	4,079	412,713
		1,828,372
Food Products - 4.1%
Archer-Daniels-Midland Co	3,680	222,750
Bunge Global SA	2,268	214,553
JM Smucker Co	1,271	131,612
McCormick & Co Inc/MD	3,284	210,701
Mondelez International Inc	3,991	229,323
Post Holdings Inc (a)	2,273	236,233
Simply Good Foods Co/The (a)	9,626	188,381
		1,433,553
Household Products - 0.8%
Procter & Gamble Co/The	1,792	269,463
Personal Care Products - 0.2%
Kenvue Inc	5,901	84,797
Tobacco - 0.9%
Philip Morris International Inc	2,211	319,114
TOTAL CONSUMER STAPLES		4,745,730

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp	1,752	276,325
Exxon Mobil Corp	2,703	309,116
		585,441
Financials - 12.9%
Capital Markets - 2.2%
Cboe Global Markets Inc	1,495	367,232
Intercontinental Exchange Inc	1,378	201,588
MarketAxess Holdings Inc	1,185	189,671
		758,491
Financial Services - 2.2%
Mastercard Inc Class A	700	386,393
Visa Inc Class A	1,133	386,058
		772,451
Insurance - 8.5%
American Financial Group Inc/OH	1,062	139,844
Aon PLC	453	154,328
Arch Capital Group Ltd	2,751	237,439
Arthur J Gallagher & Co	1,204	300,386
Brown & Brown Inc	2,259	180,133
Chubb Ltd	1,192	330,112
Hanover Insurance Group Inc/The	1,835	313,565
Hartford Insurance Group Inc/The	2,890	358,880
Marsh & McLennan Cos Inc	1,738	309,625
Travelers Companies Inc/The	1,537	412,869
Willis Towers Watson PLC	852	266,761
		3,003,942
TOTAL FINANCIALS		4,534,884

Health Care - 16.3%
Biotechnology - 3.4%
AbbVie Inc	1,543	336,436
Alnylam Pharmaceuticals Inc (a)	926	422,293
Gilead Sciences Inc	3,594	430,525
		1,189,254
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	2,360	291,743
Boston Scientific Corp (a)	4,116	414,564
Stryker Corp	656	233,693
		940,000
Health Care Providers & Services - 6.1%
Cencora Inc	1,076	363,485
Chemed Corp	418	180,283
Cigna Group/The	835	204,082
CVS Health Corp	3,300	257,895
Encompass Health Corp	2,841	323,448
HCA Healthcare Inc	633	290,977
McKesson Corp	340	275,856
Quest Diagnostics Inc	1,473	259,174
		2,155,200
Life Sciences Tools & Services - 0.5%
Danaher Corp	841	181,135
Pharmaceuticals - 3.6%
Eli Lilly & Co	429	370,167
Johnson & Johnson	1,616	305,214
Merck & Co Inc	3,452	296,802
Royalty Pharma PLC Class A	8,164	306,477
		1,278,660
TOTAL HEALTH CARE		5,744,249

Industrials - 5.4%
Aerospace & Defense - 2.6%
General Dynamics Corp	874	301,443
Lockheed Martin Corp	544	267,583
Northrop Grumman Corp	592	345,402
		914,428
Commercial Services & Supplies - 1.5%
Republic Services Inc	1,093	227,606
Waste Connections Inc (United States)	1,841	308,699
		536,305
Electrical Equipment - 0.5%
AMETEK Inc	837	169,166
Ground Transportation - 0.2%
Union Pacific Corp	408	89,911
Professional Services - 0.6%
FTI Consulting Inc (a)	677	111,712
Verisk Analytics Inc	385	84,222
		195,934
TOTAL INDUSTRIALS		1,905,744

Information Technology - 21.8%
Communications Equipment - 2.0%
Cisco Systems Inc	5,068	370,521
Motorola Solutions Inc	791	321,708
		692,229
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	2,433	339,014
TD SYNNEX Corp	1,950	305,156
		644,170
IT Services - 3.2%
Accenture PLC Class A	1,100	275,110
Amdocs Ltd	2,840	239,298
GoDaddy Inc Class A (a)	1,644	218,866
IBM Corporation	1,271	390,718
		1,123,992
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices Inc	448	104,890
Broadcom Inc	787	290,899
Cirrus Logic Inc (a)	1,682	223,117
NVIDIA Corp	1,460	295,636
QUALCOMM Inc	1,168	211,291
		1,125,833
Software - 10.8%
Autodesk Inc (a)	1,008	303,751
Dynatrace Inc (a)	5,195	262,711
Gen Digital Inc	10,100	266,236
Guidewire Software Inc (a)	1,265	295,555
Intuit Inc	350	233,643
Microsoft Corp	702	363,503
Palo Alto Networks Inc (a)	1,363	300,187
PTC Inc (a)	1,801	357,571
Salesforce Inc	1,038	270,306
Servicenow Inc (a)	305	280,380
Tyler Technologies Inc (a)	467	222,412
Zoom Communications Inc Class A (a)	3,896	339,848
Zscaler Inc (a)	888	294,052
		3,790,155
Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc	1,089	294,433
TOTAL INFORMATION TECHNOLOGY		7,670,812

Materials - 3.9%
Chemicals - 1.7%
Ecolab Inc	1,041	266,912
Linde PLC	802	335,477
		602,389
Containers & Packaging - 0.3%
AptarGroup Inc	988	114,618
Metals & Mining - 1.9%
Newmont Corp	4,672	378,292
Royal Gold Inc	1,655	289,277
		667,569
TOTAL MATERIALS		1,384,576

Real Estate - 1.8%
Health Care REITs - 1.1%
Welltower Inc	2,103	380,727
Specialized REITs - 0.7%
American Tower Corp	1,332	238,401
TOTAL REAL ESTATE		619,128

Utilities - 9.5%
Electric Utilities - 6.9%
Duke Energy Corp	2,413	299,936
Entergy Corp	3,734	358,801
Evergy Inc	3,425	263,074
Exelon Corp	6,052	279,118
IDACORP Inc	2,141	276,232
NextEra Energy Inc	3,155	256,817
OGE Energy Corp	2,200	97,108
PPL Corp	7,897	288,398
Xcel Energy Inc	3,900	316,563
		2,436,047
Gas Utilities - 1.8%
National Fuel Gas Co	4,330	341,680
Southwest Gas Holdings Inc	3,504	278,568
		620,248
Multi-Utilities - 0.8%
Ameren Corp	2,771	282,697
TOTAL UTILITIES		3,338,992

TOTAL UNITED STATES		34,070,401
TOTAL COMMON STOCKS (Cost $28,627,100)		35,142,722

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $55,655)	4.18	55,644	55,655

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $28,682,755)	35,198,377
NET OTHER ASSETS (LIABILITIES) - 0.1%	17,670
NET ASSETS - 100.0%	35,216,047

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	235,591	2,764,819	2,944,760	2,722	5	-	55,655	55,644	0.0%
Fidelity Securities Lending Cash Central Fund	658,475	5,714,770	6,373,245	108	-	-	-	-	0.0%
Total	894,066	8,479,589	9,318,005	2,830	5	-	55,655

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,121,145	2,121,145	-	-
Consumer Discretionary	1,508,832	1,508,832	-	-
Consumer Staples	4,745,730	4,745,730	-	-
Energy	585,441	585,441	-	-
Financials	4,534,884	4,534,884	-	-
Health Care	6,069,198	5,744,249	324,949	-
Industrials	1,905,744	1,905,744	-	-
Information Technology	7,971,644	7,971,644	-	-
Materials	1,741,984	1,741,984	-	-
Real Estate	619,128	619,128	-	-
Utilities	3,338,992	3,338,992	-	-

Money Market Funds	55,655	55,655	-	-
Total Investments in Securities:	35,198,377	34,873,428	324,949	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $28,627,100)	$35,142,722
Fidelity Central Funds (cost $55,655)	55,655

Total Investment in Securities (cost $28,682,755)		$35,198,377
Cash		1
Receivable for fund shares sold		1,363
Dividends receivable		21,599
Reclaims receivable		52,997
Distributions receivable from Fidelity Central Funds		683
Prepaid expenses		40
Receivable from investment adviser for expense reductions		4,434
Total assets		35,279,494
Liabilities
Payable to custodian bank	$2
Payable for fund shares redeemed	19,977
Accrued management fee	17,189
Audit fee payable	25,949
Other payables and accrued expenses	330
Total liabilities		63,447
Net Assets		$35,216,047
Net Assets consist of:
Paid in capital		$28,331,653
Total accumulated earnings (loss)		6,884,394
Net Assets		$35,216,047
Net Asset Value, offering price and redemption price per share ($35,216,047 ÷ 2,985,371 shares)		$11.80
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$280,347
Income from Fidelity Central Funds (including $108 from security lending)		2,830
Total income		283,177
Expenses
Management fee	$105,169
Custodian fees and expenses	1,212
Independent trustees' fees and expenses	67
Registration fees	24,882
Audit fees	21,731
Legal	12
Miscellaneous	88
Total expenses before reductions	153,161
Expense reductions	(23,738)
Total expenses after reductions		129,423
Net Investment income (loss)		153,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	257,559
Fidelity Central Funds	5
Foreign currency transactions	(72)
Total net realized gain (loss)		257,492
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	161,900
Assets and liabilities in foreign currencies	1,330
Total change in net unrealized appreciation (depreciation)		163,230
Net gain (loss)		420,722
Net increase (decrease) in net assets resulting from operations		$574,476
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,754	$283,178
Net realized gain (loss)	257,492	2,830,501
Change in net unrealized appreciation (depreciation)	163,230	1,275,391
Net increase (decrease) in net assets resulting from operations	574,476	4,389,070
Distributions to shareholders	(1,740,455)	(951,208)

Share transactions
Proceeds from sales of shares	4,254,796	20,424,193
Reinvestment of distributions	1,599,367	885,488
Cost of shares redeemed	(6,893,388)	(18,289,403)

Net increase (decrease) in net assets resulting from share transactions	(1,039,225)	3,020,278
Total increase (decrease) in net assets	(2,205,204)	6,458,140

Net Assets
Beginning of period	37,421,251	30,963,111
End of period	$35,216,047	$37,421,251

Other Information
Shares
Sold	354,657	1,715,480
Issued in reinvestment of distributions	136,348	74,162
Redeemed	(574,589)	(1,485,982)
Net increase (decrease)	(83,584)	303,660

Financial Highlights
Fidelity® U.S. Low Volatility Equity Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.20	$10.35	$10.90	$11.49	$9.23
Income from Investment Operations
Net investment income (loss) A,B	.05	.09	.12	.13	.08	.08
Net realized and unrealized gain (loss)	.13	1.24	.91	(.17)	(.03)	2.25
Total from investment operations	.18	1.33	1.03	(.04)	.05	2.33
Distributions from net investment income	(.04)	(.07)	(.12)	(.13)	(.08)	(.07)
Distributions from net realized gain	(.54)	(.27)	(.06)	(.38)	(.56)	-
Total distributions	(.57) C	(.34)	(.18)	(.51)	(.64)	(.07)
Net asset value, end of period	$11.80	$12.19	$11.20	$10.35	$10.90	$11.49
Total Return D,E	1.53%	11.96%	10.05%	(.22)%	.12%	25.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83% H	.82%	.68%	.66%	.73%	.77%
Expenses net of fee waivers, if any	.70 % H	.70%	.67%	.66%	.72%	.77%
Expenses net of all reductions, if any	.70% H	.70%	.67%	.66%	.72%	.77%
Net investment income (loss)	.83% H	.78%	1.11%	1.28%	.71%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$35,216	$37,421	$30,963	$206,893	$356,831	$361,699
Portfolio turnover rate I	60 % H	84%	47% J	69%	46%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity U.S. Low Volatility Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,497,143
Gross unrealized depreciation	(955,474)
Net unrealized appreciation (depreciation)	$6,541,669
Tax cost	$28,656,708

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Low Volatility Equity Fund	11,032,452	13,432,813
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity U.S. Low Volatility Equity Fund	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity U.S. Low Volatility Equity Fund	.57

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity U.S. Low Volatility Equity Fund	73

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Low Volatility Equity Fund	1,197,895	214,839	(3,394)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity U.S. Low Volatility Equity Fund	22
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Low Volatility Equity Fund	9	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .70% of average net assets. This reimbursement will remain in place through August 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $23,738.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

11. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Low Volatility Factor ETF. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for shares of Fidelity Low Volatility Factor ETF equal in value to the net assets of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the first quarter of 2026 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during May 2026. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Low Volatility Equity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance.  In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark for the one-, three- and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.70% through August 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9896229.105
USL-SANN-1225
Fidelity® SAI High Income Fund

Semi-Annual Report
October 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI High Income Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $41,204,920)	4,217,513	39,825,549

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (d)(e)(f)	175,000	176,168
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (d)(e)(f)	141,000	143,185
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.9371% 3/31/2038 (d)(e)(f)	150,000	150,904
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (d)(e)(f)	209,000	212,131
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (d)(e)(f)	150,000	150,347
Bbam US Clo III Ltd Series 2025-3A Class DR, 9.1416% 10/15/2038 (d)(e)	179,000	178,028
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (d)(e)(f)	225,000	225,897
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (d)(e)(f)	108,000	108,890
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	250,000	255,395
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (d)(e)(f)	150,000	150,998
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2344% 10/20/2037 (d)(e)(f)	150,000	152,965
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (d)(e)(f)	125,000	124,909
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (d)(e)(f)	285,000	286,816
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (d)(e)(f)	285,000	286,814
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (d)(e)(f)	228,000	229,363
Galaxy XXV CLO Ltd Series 2025-25A Class ERR, CME Term SOFR 3 month Index + 5.75%, 9.608% 4/25/2036 (d)(e)(f)	100,000	99,743
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	100,000	101,500
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (d)	150,000	153,241
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (d)(e)(f)	112,000	112,721
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (d)(e)(f)	203,000	204,677
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (d)(e)(f)	127,000	127,992
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (d)(e)(f)	248,000	250,268
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (d)(e)(f)	103,000	103,824
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (d)(e)(f)	250,000	248,515
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (d)(e)(f)	285,000	283,064
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (d)(e)(f)	100,000	99,790
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (d)(e)(f)	150,000	151,471
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,593,448
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.0545% 10/15/2037 (d)(e)(f)	250,000	253,984
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (d)(e)(f)	150,000	152,700
TOTAL UNITED STATES		406,684
TOTAL ASSET-BACKED SECURITIES (Cost $5,139,412)		5,176,300

Bank Loan Obligations - 7.9%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (e)(f)(g)	4,150,598	4,167,449
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (e)(f)(g)	291,891	287,878
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (e)(f)(g)	3,904,113	3,892,947

TOTAL FRANCE		4,180,825
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (e)(f)(g)	244,372	192,240
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (e)(f)(g)	5,364,619	2,548,194
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (e)(f)(g)	2,978,843	2,491,058
UNITED STATES - 7.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.5%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.781% 10/3/2031 (e)(f)(g)	513,408	351,170
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2326% 4/3/2031 (e)(f)(g)	5,369,000	4,920,313
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.4291% 4/16/2029 (e)(f)(g)	273,602	271,837
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.4291% 4/15/2030 (e)(f)(g)	4,678,064	4,648,873
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9646% 10/6/2032 (e)(f)(g)	5,155,000	5,090,563
		15,282,756
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (e)(f)(g)	3,449,668	3,172,625
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5322% 1/18/2028 (e)(f)(g)	1,146,592	1,134,564
		4,307,189
TOTAL COMMUNICATION SERVICES		19,589,945

Consumer Discretionary - 2.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (e)(f)(g)(h)	1,295,000	1,285,288
Diversified Consumer Services - 0.6%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (e)(f)(g)	18,355,316	15,280,800
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (e)(g)	3,272,277	3,288,638
		18,569,438
Hotels, Restaurants & Leisure - 1.1%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/2/2029 (e)(f)(g)	3,571,304	3,567,411
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (e)(f)(g)	4,928,154	4,657,105
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (e)(f)(g)	3,176,247	3,076,481
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9646% 7/2/2032 (e)(f)(g)	4,359,406	4,259,968
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 7/2/2032 (e)(f)(g)(i)	820,594	801,876
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (e)(f)(g)	13,264,453	12,778,046
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (e)(f)(g)	455,208	439,845
		29,580,732
Household Durables - 0.5%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3146% 6/29/2028 (e)(f)(g)	7,111,913	6,631,859
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (e)(f)(g)	9,747,000	9,714,542
		16,346,401
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.881% 6/6/2031 (e)(f)(g)	5,123,834	4,939,171
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.031% 6/6/2031 (e)(f)(g)	3,074,830	3,050,109
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (e)(f)(g)	300,000	300,792
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (e)(f)(g)	2,786,776	2,603,462
		10,893,534
TOTAL CONSUMER DISCRETIONARY		76,675,393

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (e)(f)(g)	3,310,000	3,252,075
Food Products - 0.1%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (e)(f)(g)(j)	46,174	21,379
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (e)(f)(g)(j)	13,352	6,182
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.6477% 3/30/2026 (e)(f)(g)	113,503	108,395
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.6382% 3/30/2026 (e)(f)(g)	148,633	116,677
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5477% 7/12/2032 (e)(f)(g)	3,625,000	3,625,000
		3,877,633
TOTAL CONSUMER STAPLES		7,129,708

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Mesquite Energy Inc 1LN, term loan 0% (e)(g)(j)(k)	1,620,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(g)(j)(k)	3,800,000	1
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (e)(f)(g)	21,534,405	9,617,480
		9,617,481
Financials - 0.3%
Financial Services - 0.1%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7035% 2/20/2032 (e)(f)(g)	3,431,400	3,431,949
Insurance - 0.2%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.3291% 1/31/2028 (e)(f)(g)	4,943,000	4,835,638
TOTAL FINANCIALS		8,267,587

Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (e)(f)(g)	2,300,000	2,283,463
Health Care Providers & Services - 0.2%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (e)(f)(g)(k)	1,015,696	792,243
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9646% 9/24/2031 (e)(f)(g)	2,480,145	2,221,937
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.1059% 2/22/2026 (e)(f)(g)(k)	165,834	160,859
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.75%, 12.7515% 7/1/2031 (e)(f)(g)	1,466,435	601,238
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5015% 6/30/2032 (e)(f)(g)	905,000	903,308
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3404% 6/30/2028 (e)(f)(g)	1,356,600	1,357,726
		6,037,311
Pharmaceuticals - 0.4%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.2146% 10/8/2030 (e)(f)(g)	13,028,875	12,926,338
TOTAL HEALTH CARE		21,247,112

Industrials - 0.7%
Air Freight & Logistics - 0.1%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (e)(f)(g)	3,092,211	3,026,069
Building Products - 0.1%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.6572% 8/1/2028 (e)(f)(g)	907,667	831,268
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3822% 4/12/2028 (e)(f)(g)	2,353,838	2,149,502
		2,980,770
Commercial Services & Supplies - 0.4%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (e)(f)(g)	1,397,281	1,184,517
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (e)(f)(g)	6,479,188	5,712,505
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (e)(f)(g)	1,257,534	1,213,520
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (e)(f)(g)	4,595,641	4,433,645
		12,544,187
Professional Services - 0.1%
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (e)(f)(g)(h)	2,620,000	2,610,175
TOTAL INDUSTRIALS		21,161,201

Information Technology - 0.9%
IT Services - 0.5%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (e)(f)(g)	351,000	292,383
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (e)(f)(g)	4,824,387	4,495,749
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	5,089,000	5,100,908
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (e)(f)(g)	6,152,024	5,992,749
		15,881,789
Software - 0.4%
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.2878% 9/13/2029 (e)(f)(g)(k)	822,282	822,282
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (e)(f)(g)	3,060,508	2,922,785
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 13.2989% 6/4/2029 (e)(f)(g)	1,740,000	1,645,936
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (g)	987,525	1,030,729
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (e)(f)(g)	6,088,055	5,924,956
		12,346,688
TOTAL INFORMATION TECHNOLOGY		28,228,477

Materials - 1.0%
Chemicals - 1.0%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (e)(g)(i)	70,890	70,122
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (e)(f)(g)	559,769	416,328
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (e)(f)(g)	270,332	267,404
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (e)(f)(g)	7,143,066	6,333,257
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.031% 3/15/2029 (e)(f)(g)	5,519,991	5,403,685
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.5021% 3/15/2030 (e)(f)(g)	1,620,118	1,581,640
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3146% 4/2/2029 (e)(f)(g)	5,749,494	4,776,852
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (e)(f)(g)	5,787,168	5,705,164
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7733% 12/16/2031 (e)(f)(g)	4,223,684	3,991,382
		28,545,834
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (e)(f)(g)	6,413,454	6,434,811
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 10/11/2032 (e)(f)(g)(h)	245,000	244,796
		6,679,607
TOTAL UNITED STATES		227,142,345
TOTAL BANK LOAN OBLIGATIONS (Cost $250,198,718)		240,722,111

Common Stocks - 2.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd (l)	201,200	324,203
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (k)	207,120	3,443,034
Altice France Holding SA rights (d)(k)(l)	5,563	81,755

TOTAL FRANCE		3,524,789
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (l)	2,737,962	5,380,904
UNITED STATES - 2.0%
Communication Services - 0.1%
Entertainment - 0.1%
Warner Bros Discovery Inc (l)	162,600	3,650,370
Media - 0.0%
Main Street Sports Group (k)	5,736	41,947
TOTAL COMMUNICATION SERVICES		3,692,317

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Southeastern Grocers Inc rights (k)(l)	1,184,833	46,422
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Hess Midstream LP Class A (m)	98,600	3,347,470
Mesquite Energy Inc (k)(l)	204,784	41,814,845
		45,162,315
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (k)(l)	153,538	2,040,520
Cano Health LLC warrants (k)(l)	8,312	32,500
Surgery Partners Inc (l)	137,700	3,019,761
		5,092,781
Information Technology - 0.2%
IT Services - 0.1%
GTT Communications Inc (k)(l)	89,354	3,332,904
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (l)	46,500	2,328,720
TOTAL INFORMATION TECHNOLOGY		5,661,624

TOTAL UNITED STATES		59,655,459
TOTAL COMMON STOCKS (Cost $32,871,127)		68,885,355

Convertible Corporate Bonds - 1.9%
	Principal Amount (a)	Value ($)
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 2.75% 12/15/2030 (d)	3,068,000	3,101,748
UNITED STATES - 1.8%
Communication Services - 0.9%
Media - 0.9%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (e)	11,047,054	26,554,356
Financials - 0.3%
Financial Services - 0.3%
Redfin Corp 0.5% 4/1/2027	9,129,000	8,485,406
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc 1.25% 6/1/2030	2,548,000	3,057,600
ON Semiconductor Corp 0% 5/1/2027 (n)	1,290,000	1,493,175
Wolfspeed Inc 2.5% 6/15/2031	1,043,000	2,265,918
Wolfspeed Inc 2.5% 6/15/2031 (d)	601,000	1,305,672
		8,122,365
Software - 0.2%
Riot Platforms Inc 0.75% 1/15/2030 (d)	4,229,000	6,580,324
Terawulf Inc 0% 5/1/2032 (d)	1,479,000	1,529,286
		8,109,610
TOTAL INFORMATION TECHNOLOGY		16,231,975

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	3,468,000	3,559,555
TOTAL UNITED STATES		54,831,292
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $38,897,138)		57,933,040

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (k)	165,801	4,360,566
Apollo Global Management Inc Series A, 6.75%	19,800	1,296,219

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,421,523)		5,656,785

Non-Convertible Corporate Bonds - 77.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)		409,000	395,859
Mineral Resources Ltd 7% 4/1/2031 (d)		1,585,000	1,640,879
Mineral Resources Ltd 8% 11/1/2027 (d)		3,855,000	3,937,204
Mineral Resources Ltd 8.5% 5/1/2030 (d)		4,695,000	4,894,670
Mineral Resources Ltd 9.25% 10/1/2028 (d)		1,900,000	1,992,161

TOTAL AUSTRALIA			12,860,773
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		4,588,000	4,080,360
BRAZIL - 0.4%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)(j)		11,896,000	2,649,358
Materials - 0.3%
Metals & Mining - 0.3%
ERO Copper Corp 6.5% 2/15/2030 (d)		4,500,000	4,470,525
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(e)		6,121,669	6,100,712
			10,571,237
TOTAL BRAZIL			13,220,595
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd 7.5% 10/2/2030 (d)		6,440,000	6,352,094
Golar LNG Ltd 7.75% 9/19/2029 (d)(o)		4,200,000	4,197,690

TOTAL CAMEROON			10,549,784
CANADA - 2.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (e)		2,587,000	2,668,871
TELUS Corp 7% 10/15/2055 (e)		1,294,000	1,380,303
			4,049,174
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 7% 4/15/2055 (e)		2,349,000	2,456,017
Rogers Communications Inc 7.125% 4/15/2055 (e)		1,849,000	1,979,013
			4,435,030
TOTAL COMMUNICATION SERVICES			8,484,204

Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		3,995,000	3,776,826
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		4,045,000	4,116,884
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		2,685,000	2,759,090
			10,652,800
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		4,302,000	3,191,150
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Baytex Energy Corp 7.375% 3/15/2032 (d)		2,968,000	2,922,545
Parkland Corp 4.5% 10/1/2029 (d)		1,430,000	1,380,386
Parkland Corp 4.625% 5/1/2030 (d)		5,680,000	5,510,582
Parkland Corp 6.625% 8/15/2032 (d)		710,000	724,844
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (e)		2,600,000	2,781,379
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (e)		336,000	349,792
			13,669,528
Industrials - 0.6%
Aerospace & Defense - 0.5%
Bombardier Inc 6.75% 6/15/2033 (d)		4,990,000	5,238,243
Bombardier Inc 7% 6/1/2032 (d)		1,350,000	1,417,353
Bombardier Inc 7.25% 7/1/2031 (d)		3,130,000	3,322,245
Bombardier Inc 7.875% 4/15/2027 (d)		266,000	266,890
Bombardier Inc 8.75% 11/15/2030 (d)		1,720,000	1,855,023
			12,099,754
Commercial Services & Supplies - 0.1%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		3,750,000	3,914,891
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		1,310,000	1,394,792
TOTAL INDUSTRIALS			17,409,437

Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 12/1/2029 (d)		1,205,000	1,140,373
Open Text Corp 3.875% 2/15/2028 (d)		2,891,000	2,809,962
Open Text Holdings Inc 4.125% 12/1/2031 (d)(m)		3,535,000	3,291,071
Open Text Holdings Inc 4.125% 2/15/2030 (d)		3,560,000	3,398,188
			10,639,594
Materials - 0.6%
Chemicals - 0.4%
Methanex Corp 5.125% 10/15/2027		6,450,000	6,465,409
Methanex Corp 5.25% 12/15/2029		1,925,000	1,919,397
Methanex Corp 5.65% 12/1/2044		4,115,000	3,580,362
			11,965,168
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (d)		3,060,000	3,166,351
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		1,040,000	1,090,362
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,840,000	1,835,227
			6,091,940
TOTAL MATERIALS			18,057,108

TOTAL CANADA			82,103,821
CHILE - 0.3%
Communication Services - 0.2%
Media - 0.2%
VTR Finance NV 6.375% 7/15/2028 (d)		7,570,000	7,418,600
Industrials - 0.1%
Construction & Engineering - 0.1%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		2,575,000	2,643,199
TOTAL CHILE			10,061,799
COLOMBIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		12,631,000	2,715,665
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		4,556,000	3,687,718
			6,403,383
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		5,441,000	5,034,013
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		1,340,000	1,401,278
			6,435,291
TOTAL COLOMBIA			12,838,674
FINLAND - 0.2%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		3,595,000	3,742,222
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		3,705,000	3,602,474
TOTAL FINLAND			7,344,696
FRANCE - 1.3%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA 6.5% 10/15/2031 (d)		4,274,055	4,074,668
Altice France SA 6.5% 3/15/2032 (d)		10,993,947	10,527,365
Altice France SA 6.875% 10/15/2030 (d)		2,483,572	2,430,466
Altice France SA 6.875% 7/15/2032 (d)		3,346,084	3,211,456
			20,243,955
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Forvia SE 6.75% 9/15/2033 (d)		2,915,000	2,956,894
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (d)		5,484,000	5,828,801
Viridien 10% 10/15/2030 (d)		2,883,000	3,020,804
			8,849,605
Financials - 0.2%
Financial Services - 0.2%
Iliad Holding SAS 7% 4/15/2032 (d)		2,715,000	2,778,314
Iliad Holding SAS 8.5% 4/15/2031 (d)		3,385,000	3,636,844
			6,415,158
TOTAL FRANCE			38,465,612
GERMANY - 0.5%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
ZF North America Capital Inc 6.75% 4/23/2030 (d)		3,525,000	3,355,515
ZF North America Capital Inc 6.875% 4/14/2028 (d)		810,000	814,982
ZF North America Capital Inc 6.875% 4/23/2032 (d)		1,570,000	1,433,002
ZF North America Capital Inc 7.125% 4/14/2030 (d)		810,000	788,512
ZF North America Capital Inc 7.5% 3/24/2031 (d)		2,040,000	1,961,644
			8,353,655
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(m)		5,330,000	5,323,856
TOTAL GERMANY			13,677,511
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		2,410,000	2,385,900
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		915,000	723,765
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		1,715,000	1,601,956
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		1,244,000	834,960
Tullow Oil PLC 10.25% 5/15/2026 (d)		7,672,000	6,463,660

TOTAL GHANA			12,010,241
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		8,188,000	8,429,874
GREECE - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Danaos Corp 6.875% 10/15/2032 (d)		2,995,000	2,949,359
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (d)		1,850,000	1,725,588
Millicom International Cellular SA 5.125% 1/15/2028 (d)		1,750,500	1,740,662
Millicom International Cellular SA 7.375% 4/2/2032 (d)		1,015,000	1,056,615

TOTAL GUATEMALA			4,522,865
IRELAND - 1.0%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Treasury DAC 5.875% 6/4/2031 (d)		11,905,000	12,053,813
Financials - 0.6%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (e)		2,508,000	2,591,057
Financial Services - 0.5%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		4,835,000	4,889,394
GGAM Finance Ltd 6.875% 4/15/2029 (d)		1,745,000	1,810,324
GGAM Finance Ltd 7.75% 5/15/2026 (d)		1,229,000	1,231,121
GGAM Finance Ltd 8% 6/15/2028 (d)		5,080,000	5,388,047
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		1,410,000	1,485,460
			14,804,346
TOTAL FINANCIALS			17,395,403

TOTAL IRELAND			29,449,216
ISRAEL - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean PLC 6.5% 4/30/2027 (d)		3,875,000	3,865,312
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		697,000	686,283
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		3,710,000	3,871,805
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		2,825,000	2,921,050
			7,479,138
TOTAL ISRAEL			11,344,450
LUXEMBOURG - 0.7%
Communication Services - 0.4%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (d)		11,234,000	8,172,960
Altice Financing SA 9.625% 7/15/2027 (d)		1,757,000	1,500,782
			9,673,742
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		1,330,400	1,249,965
TOTAL COMMUNICATION SERVICES			10,923,707

Industrials - 0.1%
Electrical Equipment - 0.1%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		4,230,000	4,365,706
Materials - 0.2%
Chemicals - 0.2%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		5,631,000	4,753,415
TOTAL LUXEMBOURG			20,042,828
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		2,870,000	2,895,830
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		1,415,000	1,335,547
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (d)		3,143,000	3,103,713
IHS Holding Ltd 6.25% 11/29/2028 (d)		1,083,000	1,081,483
IHS Holding Ltd 7.875% 5/29/2030 (d)		1,450,000	1,473,168
IHS Holding Ltd 8.25% 11/29/2031 (d)		2,695,000	2,801,453

TOTAL NIGERIA			8,459,817
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (d)		2,255,000	2,335,053
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		3,555,000	3,555,000
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		9,323,000	9,501,871
TOTAL PANAMA			13,056,871
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		3,575,000	3,631,843
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		8,344,000	7,282,894
SWITZERLAND - 0.7%
Industrials - 0.4%
Aerospace & Defense - 0.4%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		8,032,000	7,757,318
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		3,617,000	3,670,414
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		1,405,000	1,461,213
			12,888,945
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		4,645,000	3,301,202
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		1,038,000	704,885
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)		5,668,000	5,429,629
			9,435,716
TOTAL SWITZERLAND			22,324,661
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		2,815,000	2,920,563
UNITED KINGDOM - 1.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (d)		950,000	847,945
Media - 0.2%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		5,965,000	5,543,786
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		4,740,000	4,327,610
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (d)		1,490,000	1,494,324
			5,821,934
TOTAL COMMUNICATION SERVICES			12,213,665

Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		2,090,000	2,196,868
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		1,840,000	1,963,836
			4,160,704
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		2,580,000	2,613,844
TOTAL CONSUMER DISCRETIONARY			6,774,548

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (d)		6,120,000	6,703,303
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		5,698,000	5,757,054
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		2,125,000	2,184,447
			7,941,501
TOTAL UNITED KINGDOM			33,633,017
UNITED STATES - 64.2%
Communication Services - 6.7%
Diversified Telecommunication Services - 1.6%
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		1,233,000	1,207,913
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		2,780,000	2,751,602
Connect Holding II LLC 10.5% 4/3/2031 (d)(m)		3,945,000	3,858,710
Level 3 Financing Inc 3.625% 1/15/2029 (d)		1,390,000	1,249,263
Level 3 Financing Inc 3.75% 7/15/2029 (d)		2,265,000	1,998,863
Level 3 Financing Inc 3.875% 10/15/2030 (d)(m)		6,062,000	5,431,173
Level 3 Financing Inc 4% 4/15/2031 (d)		175,000	156,188
Level 3 Financing Inc 4.25% 7/1/2028 (d)		430,000	406,350
Level 3 Financing Inc 4.5% 4/1/2030 (d)		2,885,000	2,665,019
Level 3 Financing Inc 4.875% 6/15/2029 (d)(m)		1,445,000	1,381,781
Level 3 Financing Inc 6.875% 6/30/2033 (d)		7,725,000	7,912,617
Level 3 Financing Inc 7% 3/31/2034 (d)		7,660,000	7,869,907
Lumen Technologies Inc 4.125% 4/15/2030 (d)		755,000	745,075
Lumen Technologies Inc 4.5% 1/15/2029 (d)		450,000	416,250
Windstream Services LLC 7.5% 10/15/2033 (d)(m)		5,185,000	5,175,615
WULF Compute LLC 7.75% 10/15/2030 (d)		5,925,000	6,155,334
			49,381,660
Interactive Media & Services - 0.2%
Snap Inc 6.875% 3/1/2033 (d)		1,980,000	2,024,837
Snap Inc 6.875% 3/15/2034 (d)		4,145,000	4,219,179
			6,244,016
Media - 4.9%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		4,093,000	3,517,560
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(m)		6,740,000	5,659,737
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		6,920,000	6,263,420
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (m)		9,219,000	8,199,468
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		8,320,000	7,213,408
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)		3,230,000	3,027,848
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(m)		3,180,000	2,878,915
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		5,430,000	5,599,732
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		4,885,000	5,108,069
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		3,510,000	3,444,180
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)(m)		3,395,000	3,559,206
CMG Media Corp 8.875% 6/18/2029 (d)		905,000	791,502
CSC Holdings LLC 3.375% 2/15/2031 (d)		9,010,000	5,451,691
CSC Holdings LLC 4.125% 12/1/2030 (d)		8,071,000	4,964,562
CSC Holdings LLC 4.5% 11/15/2031 (d)		5,762,000	3,529,531
CSC Holdings LLC 4.625% 12/1/2030 (d)		9,601,000	3,469,398
CSC Holdings LLC 5.375% 2/1/2028 (d)		2,800,000	2,321,963
Discovery Communications LLC 5% 9/20/2037		1,370,000	1,159,020
Discovery Communications LLC 6.35% 6/1/2040		1,625,000	1,457,788
DISH DBS Corp 5.125% 6/1/2029		7,787,000	6,722,336
DISH DBS Corp 5.25% 12/1/2026 (d)		882,000	867,812
DISH DBS Corp 7.375% 7/1/2028		1,896,000	1,771,660
DISH DBS Corp 7.75% 7/1/2026		7,536,000	7,458,843
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)		18,117,107	18,695,224
EW Scripps Co/The 9.875% 8/15/2030 (d)		3,153,000	2,990,105
Lamar Media Corp 5.375% 11/1/2033 (d)		4,390,000	4,346,141
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		1,685,000	1,779,975
Univision Communications Inc 7.375% 6/30/2030 (d)(m)		3,750,000	3,762,619
Univision Communications Inc 8.5% 7/31/2031 (d)		11,429,000	11,689,638
Univision Communications Inc 9.375% 8/1/2032 (d)		5,415,000	5,715,926
Warnermedia Holdings Inc 4.279% 3/15/2032		630,000	577,040
Warnermedia Holdings Inc 5.05% 3/15/2042 (m)		3,250,000	2,608,873
Warnermedia Holdings Inc 5.141% 3/15/2052		1,180,000	896,800
			147,499,990
TOTAL COMMUNICATION SERVICES			203,125,666

Consumer Discretionary - 9.7%
Automobile Components - 0.6%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		1,825,000	1,886,486
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)		2,230,000	2,236,631
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)		4,210,000	4,215,929
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)		5,715,000	5,847,486
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		3,825,000	3,965,301
Patrick Industries Inc 6.375% 11/1/2032 (d)		970,000	989,009
			19,140,842
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		2,407,000	2,143,836
Broadline Retail - 0.7%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		802,698	676,345
Nordstrom Inc 4.25% 8/1/2031 (m)		685,000	623,719
Nordstrom Inc 4.375% 4/1/2030		435,000	411,385
Saks Global Enterprises LLC 11% 12/15/2029 (d)		6,175,098	2,701,482
Wayfair LLC 7.25% 10/31/2029 (d)(m)		7,813,000	8,079,189
Wayfair LLC 7.75% 9/15/2030 (d)(m)		9,098,000	9,597,317
			22,089,437
Diversified Consumer Services - 0.7%
Service Corp International/US 5.75% 10/15/2032		635,000	644,241
Sotheby's 7.375% 10/15/2027 (d)		6,980,000	6,953,101
StoneMor Inc 8.5% 5/15/2029 (d)		7,029,000	6,956,939
TKC Holdings Inc 10.5% 5/15/2029 (d)		4,038,000	4,152,578
TKC Holdings Inc 6.875% 5/15/2028 (d)		3,455,000	3,483,901
			22,190,760
Hotels, Restaurants & Leisure - 4.5%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)		1,645,000	1,655,265
Caesars Entertainment Inc 6% 10/15/2032 (d)(m)		3,390,000	3,233,970
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		3,760,000	3,791,310
Caesars Entertainment Inc 7% 2/15/2030 (d)		745,000	766,544
Carnival Corp 5.75% 3/15/2030 (d)		5,190,000	5,345,830
Carnival Corp 5.75% 8/1/2032 (d)		2,685,000	2,758,254
Carnival Corp 5.875% 6/15/2031 (d)		4,835,000	4,986,336
Carnival Corp 6% 5/1/2029 (d)		4,165,000	4,227,475
Carnival Corp 6.125% 2/15/2033 (d)		9,590,000	9,888,919
Carnival Corp 6.65% 1/15/2028		670,000	693,446
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		10,197,000	9,452,034
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)(m)		4,420,000	4,072,007
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)		2,905,000	2,760,726
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)(m)		2,670,000	2,720,063
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		1,125,000	1,153,156
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		1,900,000	1,939,542
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(m)		3,600,000	3,714,858
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		3,305,000	3,353,845
Life Time Inc 6% 11/15/2031 (d)		5,530,000	5,607,697
Light & Wonder International Inc 6.25% 10/1/2033 (d)		4,665,000	4,644,381
Lindblad Expeditions LLC 7% 9/15/2030 (d)		1,585,000	1,614,279
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		4,035,000	3,151,942
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		2,275,000	2,373,803
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		3,085,000	3,202,642
NCL Corp Ltd 5.875% 1/15/2031 (d)		5,800,000	5,797,254
NCL Corp Ltd 6.25% 9/15/2033 (d)		5,800,000	5,866,721
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,780,000	1,829,059
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		2,830,000	2,883,302
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		5,865,000	6,021,653
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		3,715,000	3,834,009
Viking Cruises Ltd 5.875% 10/15/2033 (d)		13,250,000	13,469,507
Viking Cruises Ltd 9.125% 7/15/2031 (d)		535,000	573,172
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		1,545,000	1,543,477
Yum! Brands Inc 4.625% 1/31/2032		3,255,000	3,178,573
Yum! Brands Inc 5.375% 4/1/2032 (m)		585,000	591,419
			132,696,470
Household Durables - 1.9%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		2,060,000	1,947,425
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		1,630,000	1,631,428
Beazer Homes USA Inc 7.5% 3/15/2031 (d)(m)		1,255,000	1,270,229
Century Communities Inc 6.625% 9/15/2033 (d)		7,140,000	7,118,833
Dream Finders Homes Inc 6.875% 9/15/2030 (d)		4,275,000	4,255,036
LGI Homes Inc 4% 7/15/2029 (d)(m)		1,030,000	925,049
LGI Homes Inc 7% 11/15/2032 (d)(m)		8,516,000	8,172,294
LGI Homes Inc 8.75% 12/15/2028 (d)		1,245,000	1,294,794
New Home Co Inc/The 8.5% 11/1/2030 (d)		1,400,000	1,448,745
Newell Brands Inc 6.375% 5/15/2030 (m)		2,265,000	2,151,750
Newell Brands Inc 6.625% 5/15/2032 (m)		830,000	780,200
Newell Brands Inc 6.625% 9/15/2029		595,000	581,883
Newell Brands Inc 6.875% 4/1/2036 (m)(p)		66,000	62,206
Newell Brands Inc 7% 4/1/2046 (p)		1,284,000	1,059,540
Newell Brands Inc 8.5% 6/1/2028 (d)		2,240,000	2,298,054
TopBuild Corp 4.125% 2/15/2032 (d)		1,320,000	1,243,219
TopBuild Corp 5.625% 1/31/2034 (d)		4,370,000	4,387,725
Whirlpool Corp 5.75% 3/1/2034		274,000	261,896
Whirlpool Corp 6.125% 6/15/2030		6,447,000	6,383,669
Whirlpool Corp 6.5% 6/15/2033 (m)		7,847,000	7,655,821
			54,929,796
Specialty Retail - 1.2%
Carvana Co 4.875% 9/1/2029 (d)		1,322,000	1,222,850
Carvana Co 5.5% 4/15/2027 (d)		1,312,000	1,292,320
Carvana Co 5.875% 10/1/2028 (d)		764,000	746,810
Carvana Co 9% 6/1/2030 pay-in-kind (d)(e)		1,805,450	1,885,559
Carvana Co 9% 6/1/2031 pay-in-kind (d)(e)		4,817,275	5,360,370
Champions Financing Inc 8.75% 2/15/2029 (d)(m)		3,202,000	3,103,946
LBM Acquisition LLC 6.25% 1/15/2029 (d)		2,463,000	2,246,577
LBM Acquisition LLC 9.5% 6/15/2031 (d)		4,940,000	5,168,475
Park River Holdings Inc 8% 3/15/2031 (d)		1,100,000	1,132,388
SGUS LLC 11% 12/15/2029 (d)		3,488,902	3,009,213
Staples Inc 10.75% 9/1/2029 (d)		5,004,000	4,849,270
Staples Inc 12.75% 1/15/2030 (d)		3,101,712	2,388,318
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(m)		2,270,000	2,372,454
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)		2,585,000	2,614,863
			37,393,413
TOTAL CONSUMER DISCRETIONARY			290,584,554

Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		4,270,000	4,069,556
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		5,500,000	5,431,589
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)(q)		2,645,000	2,665,907
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)(q)		2,975,000	2,988,108
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		2,520,000	2,590,396
C&S Group Enterprises LLC 5% 12/15/2028 (d)		3,203,000	2,920,915
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		5,340,000	5,591,027
Performance Food Group Inc 6.125% 9/15/2032 (d)		2,600,000	2,669,415
US Foods Inc 4.75% 2/15/2029 (d)		2,305,000	2,279,500
US Foods Inc 5.75% 4/15/2033 (d)(m)		1,885,000	1,909,818
US Foods Inc 6.875% 9/15/2028 (d)		885,000	912,725
US Foods Inc 7.25% 1/15/2032 (d)		360,000	377,701
			34,406,657
Food Products - 0.7%
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)		1,375,000	1,451,277
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		1,340,000	1,441,931
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)(m)		5,925,000	5,722,605
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		850,000	810,322
Post Holdings Inc 4.625% 4/15/2030 (d)(m)		2,595,000	2,515,963
Post Holdings Inc 5.5% 12/15/2029 (d)		2,615,000	2,616,313
Post Holdings Inc 6.25% 10/15/2034 (d)(m)		945,000	956,069
Post Holdings Inc 6.25% 2/15/2032 (d)		2,440,000	2,508,053
Post Holdings Inc 6.375% 3/1/2033 (d)(m)		1,990,000	2,015,460
			20,037,993
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		1,100,000	1,125,946
TOTAL CONSUMER STAPLES			55,570,596

Energy - 7.6%
Energy Equipment & Services - 1.0%
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		2,275,000	2,331,279
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		2,280,000	2,347,978
Nabors Industries Inc 7.375% 5/15/2027 (d)		1,920,000	1,946,817
Nabors Industries Inc 8.875% 8/15/2031 (d)		1,695,000	1,610,732
Nabors Industries Inc 9.125% 1/31/2030 (d)		380,000	399,315
Nabors Industries Ltd 7.5% 1/15/2028 (d)		3,682,000	3,699,084
Star Holding LLC 8.75% 8/1/2031 (d)		1,657,000	1,601,561
Transocean Aquila Ltd 8% 9/30/2028 (d)		245,846	252,183
Transocean International Ltd 7.875% 10/15/2032 (d)		820,000	844,476
Transocean International Ltd 8.25% 5/15/2029 (d)		2,860,000	2,876,743
Transocean International Ltd 8.5% 5/15/2031 (d)		3,145,000	3,122,402
Transocean International Ltd 8.75% 2/15/2030 (d)		1,080,000	1,133,275
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)		3,280,000	3,292,592
WBI Operating LLC 6.25% 10/15/2030 (d)		2,365,000	2,362,753
WBI Operating LLC 6.5% 10/15/2033 (d)		2,365,000	2,364,693
			30,185,883
Oil, Gas & Consumable Fuels - 6.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)		2,900,000	2,895,837
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		2,930,000	2,982,380
California Resources Corp 7% 1/15/2034 (d)		1,460,000	1,453,501
California Resources Corp 8.25% 6/15/2029 (d)		6,714,000	6,984,319
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		3,905,000	3,896,539
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		6,236,000	6,112,091
CITGO Petroleum Corp 6.375% 6/15/2026 (d)		6,440,000	6,447,780
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		1,910,000	1,986,203
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		4,430,000	4,240,403
CNX Resources Corp 7.25% 3/1/2032 (d)(m)		3,265,000	3,404,236
CNX Resources Corp 7.375% 1/15/2031 (d)(m)		985,000	1,019,574
Comstock Resources Inc 5.875% 1/15/2030 (d)		5,040,000	4,796,613
Comstock Resources Inc 6.75% 3/1/2029 (d)		2,920,000	2,894,712
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		4,192,000	4,535,555
CVR Energy Inc 8.5% 1/15/2029 (d)		4,218,000	4,322,767
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		5,700,000	5,728,010
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		2,595,000	2,632,661
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		3,715,000	3,877,450
Energy Transfer LP 6.5% 2/15/2056 (e)		2,805,000	2,779,594
Energy Transfer LP 6.75% 2/15/2056 (e)		2,805,000	2,813,690
Energy Transfer LP 7.375% 2/1/2031 (d)		1,355,000	1,411,554
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		5,255,000	5,427,417
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		4,738,000	4,795,917
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		975,000	988,807
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(m)		515,000	538,400
Harvest Midstream I LP 7.5% 5/15/2032 (d)		1,410,000	1,461,224
Harvest Midstream I LP 7.5% 9/1/2028 (d)		4,225,000	4,271,285
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		690,000	672,048
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		3,040,000	3,033,153
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		885,000	890,821
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		4,155,000	4,240,552
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		685,000	709,799
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		3,120,000	3,215,207
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		1,385,000	1,451,290
Kinetik Holdings LP 5.875% 6/15/2030 (d)		2,845,000	2,866,264
Kinetik Holdings LP 6.625% 12/15/2028 (d)		4,315,000	4,431,820
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		4,647,000	4,485,485
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (m)		1,039,000	1,031,458
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		6,867,000	6,898,101
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		3,845,000	4,076,223
Prairie Acquiror LP 9% 8/1/2029 (d)		610,000	626,089
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		2,860,000	2,798,843
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		4,220,000	4,183,729
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		3,395,000	3,553,350
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		365,000	376,332
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029 (m)		1,585,000	1,554,162
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		3,530,000	3,535,867
Sunoco LP 5.625% 3/15/2031 (d)		4,295,000	4,297,770
Sunoco LP 5.875% 3/15/2034 (d)		4,295,000	4,294,296
Sunoco LP 6.25% 7/1/2033 (d)		3,600,000	3,676,018
Sunoco LP 7% 5/1/2029 (d)		1,070,000	1,112,245
Sunoco LP 7.25% 5/1/2032 (d)		1,285,000	1,354,728
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		3,665,000	3,642,907
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		6,770,000	6,718,301
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		6,611,000	6,499,563
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		4,285,000	4,252,049
Talos Production Inc 9% 2/1/2029 (d)		753,000	774,218
Talos Production Inc 9.375% 2/1/2031 (d)		950,000	971,555
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		5,220,000	5,467,705
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		4,060,000	4,299,991
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		2,015,000	2,215,893
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		2,060,000	2,324,531
			201,230,882
TOTAL ENERGY			231,416,765

Financials - 7.3%
Banks - 0.1%
Western Alliance Bancorp 3% 6/15/2031 (e)		4,000,000	3,836,080
Capital Markets - 0.8%
Hightower Holding LLC 6.75% 4/15/2029 (d)		995,000	996,054
Hightower Holding LLC 9.125% 1/31/2030 (d)		4,060,000	4,351,715
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		3,365,000	3,424,143
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		5,795,000	6,045,169
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		2,840,000	2,980,205
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		520,000	492,376
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		2,910,000	2,867,131
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)		1,415,000	1,463,964
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		1,400,000	1,465,050
			24,085,807
Consumer Finance - 2.0%
Ally Financial Inc 6.646% 1/17/2040 (e)		4,117,000	4,126,538
Ally Financial Inc 6.7% 2/14/2033 (m)		3,925,000	4,092,116
Encore Capital Group Inc 6.625% 4/15/2031 (d)		1,465,000	1,453,852
Encore Capital Group Inc 8.5% 5/15/2030 (d)		4,490,000	4,728,150
Ford Motor Credit Co LLC 5.73% 9/5/2030		2,865,000	2,905,578
LFS Topco LLC 8.75% 7/15/2030 (d)		6,078,000	5,949,637
Navient Corp 4.875% 3/15/2028		375,000	366,769
Navient Corp 5% 3/15/2027		1,345,000	1,337,065
Navient Corp 5.5% 3/15/2029 (m)		1,283,000	1,259,947
Navient Corp 5.625% 8/1/2033 (m)		1,120,000	1,013,972
Navient Corp 7.875% 6/15/2032 (m)		3,705,000	3,828,106
OneMain Finance Corp 3.875% 9/15/2028		3,078,000	2,970,048
OneMain Finance Corp 5.375% 11/15/2029		2,420,000	2,400,836
OneMain Finance Corp 6.125% 5/15/2030		5,500,000	5,564,681
OneMain Finance Corp 6.5% 3/15/2033		4,285,000	4,276,370
OneMain Finance Corp 6.625% 5/15/2029		405,000	416,485
OneMain Finance Corp 6.75% 3/15/2032		2,090,000	2,120,972
OneMain Finance Corp 7.125% 11/15/2031		1,094,000	1,133,629
OneMain Finance Corp 7.125% 3/15/2026		754,000	758,918
OneMain Finance Corp 7.125% 9/15/2032 (m)		3,710,000	3,829,161
OneMain Finance Corp 7.5% 5/15/2031		875,000	913,966
PRA Group Inc 8.875% 1/31/2030 (d)(m)		2,020,000	2,049,700
SLM Corp 6.5% 1/31/2030		1,857,000	1,925,380
			59,421,876
Financial Services - 3.4%
Block Inc 3.5% 6/1/2031 (m)		5,230,000	4,869,591
Block Inc 5.625% 8/15/2030 (d)		2,635,000	2,674,812
Block Inc 6% 8/15/2033 (d)		2,085,000	2,131,904
Block Inc 6.5% 5/15/2032		6,527,000	6,772,116
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		3,255,000	3,458,014
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)(m)		2,635,000	2,601,491
Clue Opco LLC 9.5% 10/15/2031 (d)(m)		1,205,000	1,228,353
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)		2,940,000	2,967,119
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		4,515,000	4,531,931
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		4,145,000	3,565,039
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (m)		8,661,000	8,511,159
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,560,000	1,559,113
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		485,000	466,815
ION Platform Finance US Inc 7.875% 9/30/2032 (d)		5,140,000	5,015,535
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		2,285,000	2,368,976
NFE Financing LLC 12% 11/15/2029 (d)		6,912,612	1,684,629
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		5,525,000	5,663,043
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)(m)		1,884,000	1,948,880
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		3,105,000	3,238,791
Rocket Cos Inc 6.125% 8/1/2030 (d)		5,070,000	5,229,720
Rocket Cos Inc 6.375% 8/1/2033 (d)		7,605,000	7,922,357
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		1,923,000	1,986,139
UWM Holdings LLC 6.25% 3/15/2031 (d)		2,905,000	2,899,774
UWM Holdings LLC 6.625% 2/1/2030 (d)		4,990,000	5,083,737
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		1,430,000	1,463,395
WEX Inc 6.5% 3/15/2033 (d)		3,150,000	3,221,401
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		7,270,000	7,423,731
			100,487,565
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		1,265,000	1,297,333
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		780,000	806,737
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		780,000	818,808
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		355,000	364,048
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		835,000	850,160
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		1,400,000	1,444,522
AmWINS Group Inc 4.875% 6/30/2029 (d)		505,000	487,725
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		4,137,000	4,261,110
			10,330,443
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		2,975,000	2,982,764
Rithm Capital Corp 8% 4/1/2029 (d)		760,000	775,414
Rithm Capital Corp 8% 7/15/2030 (d)		2,950,000	2,990,347
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		358,000	355,159
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		1,465,000	1,470,308
Starwood Property Trust Inc 5.75% 1/15/2031 (d)		4,415,000	4,477,304
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,580,000	1,613,665
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		1,260,000	1,310,938
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		4,275,000	4,446,231
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		1,405,000	1,479,766
			21,901,896
TOTAL FINANCIALS			220,063,667

Health Care - 5.7%
Biotechnology - 0.1%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		4,944,000	4,375,763
Health Care Equipment & Supplies - 0.4%
AdaptHealth LLC 5.125% 3/1/2030 (d)		2,461,000	2,354,303
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		9,390,000	9,659,991
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		1,215,000	1,276,845
			13,291,139
Health Care Providers & Services - 3.7%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(m)		1,440,000	1,488,620
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		10,699,000	9,551,011
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		14,795,000	13,868,499
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		6,709,000	5,637,014
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		2,750,000	2,911,664
CVS Health Corp 6.75% 12/10/2054 (e)		3,233,000	3,359,824
CVS Health Corp 7% 3/10/2055 (e)		8,244,000	8,661,814
DaVita Inc 4.625% 6/1/2030 (d)		7,385,000	7,131,371
DaVita Inc 6.75% 7/15/2033 (d)		4,950,000	5,132,343
DaVita Inc 6.875% 9/1/2032 (d)		3,325,000	3,444,467
Global Medical Response Inc 7.375% 10/1/2032 (d)		1,440,000	1,506,737
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		1,557,000	1,475,815
LifePoint Health Inc 10% 6/1/2032 (d)		1,360,000	1,446,548
ModivCare Inc 5% 10/1/2029 (d)(j)		626,000	3,130
Molina Healthcare Inc 6.25% 1/15/2033 (d)(m)		9,210,000	9,270,187
Owens & Minor Inc 4.5% 3/31/2029 (d)(m)		1,498,000	1,152,806
Owens & Minor Inc 6.625% 4/1/2030 (d)(m)		3,808,000	2,898,483
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		1,753,000	1,742,271
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		2,474,000	2,602,747
Radiology Partners Inc 8.5% 7/15/2032 (d)		1,560,000	1,622,342
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (d)(e)		255,982	249,518
Select Medical Corp 6.25% 12/1/2032 (d)(m)		2,440,000	2,475,131
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		1,475,000	1,517,645
Tenet Healthcare Corp 4.25% 6/1/2029		2,320,000	2,268,200
Tenet Healthcare Corp 4.375% 1/15/2030		4,045,000	3,947,816
Tenet Healthcare Corp 6.125% 10/1/2028 (m)		3,960,000	3,965,104
Tenet Healthcare Corp 6.125% 6/15/2030		4,310,000	4,389,953
Tenet Healthcare Corp 6.75% 5/15/2031 (m)		525,000	544,677
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		6,934,000	7,060,962
			111,326,699
Health Care Technology - 0.3%
IQVIA Inc 6.25% 6/1/2032 (d)		6,200,000	6,462,049
IQVIA Inc 6.5% 5/15/2030 (d)		1,525,000	1,583,786
			8,045,835
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		1,230,000	1,179,262
Charles River Laboratories International Inc 4% 3/15/2031 (d)(m)		1,255,000	1,183,155
			2,362,417
Pharmaceuticals - 1.1%
1261229 BC Ltd 10% 4/15/2032 (d)		11,995,000	12,538,488
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		1,974,000	1,965,374
Bausch Health Cos Inc 11% 9/30/2028 (d)		1,465,000	1,535,672
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		2,225,000	2,024,750
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		831,000	598,440
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		4,369,000	4,156,741
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(m)		5,373,000	4,118,602
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)(m)		1,673,000	1,498,883
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		5,565,000	4,330,580
			32,767,530
TOTAL HEALTH CARE			172,169,383

Industrials - 9.7%
Aerospace & Defense - 1.3%
Axon Enterprise Inc 6.125% 3/15/2030 (d)		3,585,000	3,681,931
Axon Enterprise Inc 6.25% 3/15/2033 (d)		3,160,000	3,266,191
BWX Technologies Inc 4.125% 6/30/2028 (d)		4,380,000	4,278,593
OneSky Flight LLC 8.875% 12/15/2029 (d)		2,225,000	2,361,101
TransDigm Inc 6% 1/15/2033 (d)		1,185,000	1,203,821
TransDigm Inc 6.25% 1/31/2034 (d)(m)		935,000	966,322
TransDigm Inc 6.375% 3/1/2029 (d)		3,185,000	3,256,663
TransDigm Inc 6.375% 5/31/2033 (d)		8,615,000	8,781,545
TransDigm Inc 6.75% 1/31/2034 (d)		4,820,000	4,994,884
TransDigm Inc 6.75% 8/15/2028 (d)		2,125,000	2,167,500
TransDigm Inc 6.875% 12/15/2030 (d)		4,515,000	4,687,532
TransDigm Inc 7.125% 12/1/2031 (d)		1,140,000	1,189,323
			40,835,406
Air Freight & Logistics - 0.5%
Rand Parent LLC 8.5% 2/15/2030 (d)(m)		10,884,000	11,126,441
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		2,780,000	2,940,077
			14,066,518
Building Products - 1.9%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)		4,070,000	4,257,532
Builders FirstSource Inc 4.25% 2/1/2032 (d)(m)		4,720,000	4,465,802
Builders FirstSource Inc 6.375% 3/1/2034 (d)		1,205,000	1,247,925
Builders FirstSource Inc 6.75% 5/15/2035 (d)		5,760,000	6,047,724
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)(m)		2,330,000	2,153,890
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		1,950,000	1,482,221
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		1,814,000	1,673,819
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		6,360,000	6,538,277
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,645,000	1,708,275
JELD-WEN Inc 4.875% 12/15/2027 (d)		2,153,000	2,094,082
JH North America Holdings Inc 6.125% 7/31/2032 (d)		6,225,000	6,384,329
Masterbrand Inc 7% 7/15/2032 (d)		835,000	866,140
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		798,000	819,109
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		10,880,000	11,094,859
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		6,175,000	6,347,911
			57,181,895
Commercial Services & Supplies - 2.4%
ADT Security Corp/The 5.875% 10/15/2033 (d)		2,955,000	2,997,691
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		6,140,000	6,002,567
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		3,585,000	3,677,840
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		4,080,000	4,248,161
Artera Services LLC 8.5% 2/15/2031 (d)(m)		16,370,000	14,127,132
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		8,190,000	7,880,210
Clean Harbors Inc 6.375% 2/1/2031 (d)(m)		2,570,000	2,633,011
CoreCivic Inc 4.75% 10/15/2027		3,985,000	3,951,269
CoreCivic Inc 8.25% 4/15/2029		1,420,000	1,495,409
GEO Group Inc/The 10.25% 4/15/2031		3,260,000	3,570,036
GEO Group Inc/The 8.625% 4/15/2029		3,135,000	3,308,422
GFL Environmental Inc 3.5% 9/1/2028 (d)		1,055,000	1,031,685
GFL Environmental Inc 6.75% 1/15/2031 (d)		325,000	339,990
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		7,269,000	7,178,138
OT Midco Inc 10% 2/15/2030 (d)		4,101,000	2,399,190
Reworld Holding Corp 4.875% 12/1/2029 (d)		1,580,000	1,484,637
Waste Pro USA Inc 7% 2/1/2033 (d)		1,630,000	1,694,261
Williams Scotsman Inc 6.625% 4/15/2030 (d)		1,330,000	1,375,365
Williams Scotsman Inc 6.625% 6/15/2029 (d)		1,770,000	1,822,341
			71,217,355
Construction & Engineering - 0.7%
AECOM 6% 8/1/2033 (d)		6,765,000	6,942,649
Amsted Industries Inc 6.375% 3/15/2033 (d)		2,835,000	2,934,041
Pike Corp 5.5% 9/1/2028 (d)		927,000	925,026
Pike Corp 8.625% 1/31/2031 (d)		3,847,000	4,104,812
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		5,595,000	5,601,768
			20,508,296
Electrical Equipment - 0.2%
Sensata Technologies BV 4% 4/15/2029 (d)		2,795,000	2,723,833
WESCO Distribution Inc 6.375% 3/15/2033 (d)(m)		2,885,000	3,013,752
			5,737,585
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(m)		2,470,000	2,530,266
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		4,515,000	4,606,144
XPO Inc 7.125% 2/1/2032 (d)		3,315,000	3,486,054
XPO Inc 7.125% 6/1/2031 (d)(m)		1,165,000	1,216,394
			11,838,858
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		3,240,000	3,176,753
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		1,985,000	2,084,917
			5,261,670
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(e)		4,845,000	5,201,912
Enpro Inc 6.125% 6/1/2033 (d)		2,825,000	2,889,879
			8,091,791
Passenger Airlines - 0.1%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		4,057,000	3,987,603
Professional Services - 0.9%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		2,570,000	2,674,612
CACI International Inc 6.375% 6/15/2033 (d)		4,370,000	4,543,576
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)		4,520,000	4,216,785
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (d)		4,062,000	3,878,976
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (d)		1,256,000	1,278,072
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (d)		1,262,000	1,277,559
Science Applications International Corp 5.875% 11/1/2033 (d)		5,270,000	5,254,506
TriNet Group Inc 3.5% 3/1/2029 (d)		5,310,000	4,986,509
TriNet Group Inc 7.125% 8/15/2031 (d)		295,000	306,077
			28,416,672
Trading Companies & Distributors - 0.8%
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		935,000	979,289
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(m)		1,910,000	2,029,831
Herc Holdings Inc 7% 6/15/2030 (d)		4,875,000	5,102,560
Herc Holdings Inc 7.25% 6/15/2033 (d)(m)		3,500,000	3,690,061
QXO Building Products Inc 6.75% 4/30/2032 (d)		7,465,000	7,728,164
United Rentals North America Inc 6.125% 3/15/2034 (d)		3,160,000	3,297,419
			22,827,324
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		1,400,000	1,457,692
TOTAL INDUSTRIALS			291,428,665

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp 5% 12/15/2029 (d)(m)		2,960,000	2,928,334
Insight Enterprises Inc 6.625% 5/15/2032 (d)		1,280,000	1,310,031
Lightning Power LLC 7.25% 8/15/2032 (d)		2,050,000	2,171,479
Sensata Technologies Inc 3.75% 2/15/2031 (d)		860,000	799,351
Sensata Technologies Inc 6.625% 7/15/2032 (d)(m)		2,060,000	2,144,495
TTM Technologies Inc 4% 3/1/2029 (d)		1,425,000	1,376,167
			10,729,857
IT Services - 0.9%
ASGN Inc 4.625% 5/15/2028 (d)		1,395,000	1,370,069
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		7,163,000	7,140,132
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(m)		1,713,000	1,709,143
CoreWeave Inc 9% 2/1/2031 (d)		6,840,000	6,860,007
CoreWeave Inc 9.25% 6/1/2030 (d)		5,195,000	5,245,527
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		5,410,000	5,151,381
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		985,000	983,880
			28,460,139
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology Inc 5.875% 10/1/2033 (d)		1,440,000	1,464,885
Entegris Inc 3.625% 5/1/2029 (d)(m)		2,140,000	2,034,665
Entegris Inc 4.75% 4/15/2029 (d)		1,255,000	1,247,238
Entegris Inc 5.95% 6/15/2030 (d)(m)		14,575,000	14,797,123
ON Semiconductor Corp 3.875% 9/1/2028 (d)		335,000	325,953
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (e)		1,381,846	1,188,388
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(e)		790,101	870,098
			21,928,350
Software - 1.1%
Cloud Software Group Inc 8.25% 6/30/2032 (d)		4,655,000	4,891,539
Cloud Software Group Inc 9% 9/30/2029 (d)		10,651,000	11,016,756
Fair Isaac Corp 6% 5/15/2033 (d)		5,876,000	5,981,157
Gen Digital Inc 6.25% 4/1/2033 (d)		1,420,000	1,461,809
Rackspace Finance LLC 3.5% 5/15/2028 (d)		2,033,225	792,958
UKG Inc 6.875% 2/1/2031 (d)		1,955,000	2,012,395
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		7,615,000	7,997,418
			34,154,032
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		1,955,000	1,998,329
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		2,150,000	2,202,783
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		715,000	759,655
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		875,000	931,318
			5,892,085
TOTAL INFORMATION TECHNOLOGY			101,164,463

Materials - 6.3%
Chemicals - 3.2%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(e)		5,349,890	4,734,653
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		730,000	765,377
Celanese US Holdings LLC 6.5% 4/15/2030 (m)		1,945,000	1,928,759
Celanese US Holdings LLC 6.75% 4/15/2033 (m)		5,016,000	4,939,331
Chemours Co/The 4.625% 11/15/2029 (d)		4,930,000	4,326,129
Chemours Co/The 5.75% 11/15/2028 (d)(m)		6,130,000	5,873,971
Chemours Co/The 8% 1/15/2033 (d)(m)		3,560,000	3,440,883
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		3,105,245	1,737,280
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		5,605,000	5,472,772
Mativ Holdings Inc 8% 10/1/2029 (d)(m)		3,145,000	3,047,624
Methanex US Operations Inc 6.25% 3/15/2032 (d)(m)		1,965,000	1,998,947
Olin Corp 5% 2/1/2030 (m)		6,555,000	6,374,767
Olin Corp 6.625% 4/1/2033 (d)		7,458,000	7,385,482
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)(m)		4,350,000	4,240,132
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)		11,715,000	11,660,752
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)(m)		980,000	980,588
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)		1,776,000	1,772,896
Solstice Advanced Materials Inc 5.625% 9/30/2033 (d)		4,355,000	4,358,484
Tronox Inc 4.625% 3/15/2029 (d)		9,648,000	5,931,380
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		6,435,000	5,888,280
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		6,905,000	6,669,333
			93,527,820
Construction Materials - 0.6%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		10,470,000	10,859,610
Quikrete Holdings Inc 6.75% 3/1/2033 (d)(m)		3,240,000	3,371,408
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		3,921,000	3,908,315
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		575,000	605,474
			18,744,807
Containers & Packaging - 0.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		3,830,000	3,570,748
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		3,215,000	3,223,288
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		1,790,000	1,797,151
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		3,895,000	3,908,236
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		2,310,000	2,333,070
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(m)		3,077,000	3,083,292
Crown Americas LLC 5.875% 6/1/2033 (d)		3,510,000	3,557,304
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		742,000	738,513
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		960,000	901,941
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(m)		1,550,000	1,570,345
Sealed Air Corp 5% 4/15/2029 (d)		875,000	868,810
Sealed Air Corp 6.5% 7/15/2032 (d)		1,065,000	1,102,062
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)(m)		1,675,000	1,758,286
			28,413,046
Metals & Mining - 1.6%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		7,994,000	8,449,170
Alumina Pty Ltd 6.125% 3/15/2030 (d)		3,565,000	3,654,613
Alumina Pty Ltd 6.375% 9/15/2032 (d)		5,605,000	5,800,368
Century Aluminum Co 6.875% 8/1/2032 (d)		2,815,000	2,894,037
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(m)		2,390,000	2,443,758
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(m)		930,000	962,159
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		2,425,000	2,538,560
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)		4,290,000	4,460,150
Commercial Metals Co 3.875% 2/15/2031		880,000	821,596
Commercial Metals Co 4.125% 1/15/2030 (m)		1,505,000	1,450,183
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)		2,990,000	2,979,069
Novelis Corp 3.875% 8/15/2031 (d)(m)		855,000	783,453
Novelis Corp 6.375% 8/15/2033 (d)		5,610,000	5,683,912
Novelis Corp 6.875% 1/30/2030 (d)(m)		5,695,000	5,911,650
			48,832,678
TOTAL MATERIALS			189,518,351

Real Estate - 2.3%
Diversified REITs - 0.7%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		6,347,000	5,690,073
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		10,482,000	9,810,375
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		4,600,000	4,308,008
			19,808,456
Health Care REITs - 0.9%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		2,525,000	2,475,487
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	1,250,000	1,363,986
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		4,280,000	3,021,961
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		2,775,000	2,268,872
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		12,541,000	12,066,005
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		1,995,000	2,090,128
Omega Healthcare Investors Inc 3.25% 4/15/2033		4,698,000	4,146,865
			27,433,304
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(m)		2,690,000	2,776,394
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		1,399,400	1,409,532
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		429,000	394,914
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		1,060,000	1,017,262
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		1,600,000	1,742,170
Forestar Group Inc 6.5% 3/15/2033 (d)		3,510,000	3,595,714
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,515,000	1,456,109
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		840,000	791,957
Kennedy-Wilson Inc 4.75% 2/1/2030 (m)		2,080,000	1,921,045
			12,328,703
Specialized REITs - 0.3%
Millrose Properties Inc 6.25% 9/15/2032 (d)		2,900,000	2,913,862
Millrose Properties Inc 6.375% 8/1/2030 (d)		5,505,000	5,576,789
			8,490,651
TOTAL REAL ESTATE			70,837,508

Utilities - 3.8%
Electric Utilities - 3.0%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		470,000	425,596
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		4,970,000	4,602,413
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		955,000	949,653
Edison International 6.25% 3/15/2030		2,058,000	2,137,225
Edison International 7.875% 6/15/2054 (e)		1,930,000	1,986,383
Edison International 8.125% 6/15/2053 (e)(m)		3,204,000	3,306,746
Hawaiian Electric Co Inc 6% 10/1/2033 (d)		2,115,000	2,138,287
NRG Energy Inc 3.375% 2/15/2029 (d)		3,060,000	2,909,928
NRG Energy Inc 3.625% 2/15/2031 (d)		1,205,000	1,124,850
NRG Energy Inc 5.25% 6/15/2029 (d)		3,140,000	3,153,605
NRG Energy Inc 5.75% 1/15/2034 (d)		7,320,000	7,377,969
NRG Energy Inc 5.75% 7/15/2029 (d)		4,495,000	4,512,006
NRG Energy Inc 6% 1/15/2036 (d)		5,855,000	5,960,667
NRG Energy Inc 6% 2/1/2033 (d)		2,535,000	2,585,908
NRG Energy Inc 6.25% 11/1/2034 (d)		3,205,000	3,299,887
PacifiCorp 7.375% 9/15/2055 (e)		5,457,000	5,732,726
PG&E Corp 5% 7/1/2028		585,000	580,921
PG&E Corp 5.25% 7/1/2030		10,190,000	10,084,077
PG&E Corp 7.375% 3/15/2055 (e)		5,024,000	5,167,310
Vistra Operations Co LLC 5% 7/31/2027 (d)		2,920,000	2,921,580
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		3,155,000	3,156,025
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		2,850,000	2,993,472
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		6,405,000	6,797,204
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(m)		853,000	877,453
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(m)		3,880,000	4,059,555
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(m)		3,005,000	3,152,900
			91,994,346
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 6.95% 7/15/2055 (e)		3,168,000	3,065,005
Alpha Generation LLC 6.25% 1/15/2034 (d)		7,395,000	7,480,939
Alpha Generation LLC 6.75% 10/15/2032 (d)		917,000	942,297
Calpine Corp 4.625% 2/1/2029 (d)		1,100,000	1,093,252
Calpine Corp 5.125% 3/15/2028 (d)		1,285,000	1,284,859
Sunnova Energy Corp 5.875% (d)(j)		4,873,000	24,364
Talen Energy Supply LLC 6.25% 2/1/2034 (d)		4,460,000	4,573,503
Talen Energy Supply LLC 6.5% 2/1/2036 (d)		4,460,000	4,619,237
			23,083,456
TOTAL UTILITIES			115,077,802

TOTAL UNITED STATES			1,940,957,420
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		1,540,000	1,599,155
First Quantum Minerals Ltd 8% 3/1/2033 (d)		2,100,000	2,231,844
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		2,045,000	2,139,581
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		3,488,000	3,682,945

TOTAL ZAMBIA			9,653,525
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,324,279,600)			2,342,439,499

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 10%	71,100	5,501,007
Strategy Inc 9% (p)	23,900	2,376,138

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,018,388)		7,877,145

Preferred Securities - 2.2%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (d)(e)(r)	3,440,000	3,665,964
UNITED STATES - 2.1%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Energy Transfer LP 6.625% (e)(r)	2,320,000	2,349,017
Energy Transfer LP Series G, 7.125% (e)(r)	11,110,000	11,796,071
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (e)(f)(r)	7,555,000	7,704,117
Sunoco LP 7.875% (d)(e)(r)	5,725,000	5,868,536
		27,717,741
Financials - 0.6%
Banks - 0.3%
Bank of America Corp 6.25% (e)(r)	4,370,000	4,449,705
BW Real Estate Inc 9.5% (d)(e)(r)	3,329,000	3,444,092
		7,893,797
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (e)(r)	3,850,000	3,619,326
Ally Financial Inc 4.7% (e)(m)(r)	6,413,000	6,343,305
		9,962,631
Insurance - 0.0%
Alliant Holdings LP 10.5% (e)(k)(r)	860,680	872,640
TOTAL FINANCIALS		18,729,068

Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Air Lease Corp 4.125% (e)(m)(r)	9,291,000	8,995,288
Aircastle Ltd 5.25% (d)(e)(r)	3,660,000	3,662,124
		12,657,412
Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (e)(r)	3,135,000	3,078,080
TOTAL UNITED STATES		62,182,301
TOTAL PREFERRED SECURITIES (Cost $61,052,818)		65,848,265

U.S. Treasury Obligations - 2.4%
	Yield (%) (s)	Principal Amount (a)	Value ($)
US Treasury Notes 3.75% 5/31/2030	3.66 to 4.47	24,264,000	24,318,973
US Treasury Notes 4% 2/15/2034	3.84 to 4.74	49,723,000	49,756,019
TOTAL U.S. TREASURY OBLIGATIONS (Cost $72,518,664)			74,074,992

Money Market Funds - 9.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.18	113,264,522	113,287,174
Fidelity Securities Lending Cash Central Fund (t)(u)	4.18	177,452,587	177,470,333
TOTAL MONEY MARKET FUNDS (Cost $290,757,507)			290,757,507

TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $3,130,359,815)	3,199,196,548
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(169,798,608)
NET ASSETS - 100.0%	3,029,397,940

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,825,549 or 1.3% of net assets.

(c)	Affiliated fund.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,050,807,114 or 67.7% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,012,672 and $990,422, respectively.

(j)	Non-income producing - Security is in default.
(k)	Level 3 security.
(l)	Non-income producing.
(m)	Security or a portion of the security is on loan at period end.
(n)	Zero coupon bond which is issued at a discount.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,197,690 or 0.1% of net assets.

(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)	Security is perpetual in nature with no stated maturity date.
(s)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/2022 - 10/6/2025	41,549,328

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,883,431	683,659,470	628,256,791	1,563,444	1,064	-	113,287,174	113,264,522	0.2%
Fidelity Securities Lending Cash Central Fund	175,510,260	510,968,846	509,008,773	470,040	-	-	177,470,333	177,452,587	0.7%
Total	233,393,691	1,194,628,316	1,137,265,564	2,033,484	1,064	-	290,757,507

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	37,756,949	2,584,120	-	2,239,712	-	(171,112)	39,825,549	4,217,513
	37,756,949	2,584,120	-	2,239,712	-	(171,112)	39,825,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	39,825,549	-	39,825,549	-

Asset-Backed Securities	5,176,300	-	5,176,300	-

Bank Loan Obligations
Communication Services	23,963,010	-	23,963,010	-
Consumer Discretionary	76,675,393	-	76,675,393	-
Consumer Staples	7,129,708	-	7,129,708	-
Energy	9,617,481	-	9,617,480	1
Financials	8,267,587	-	8,267,587	-
Health Care	21,247,112	-	20,294,010	953,102
Industrials	21,161,201	-	21,161,201	-
Information Technology	28,228,477	-	27,406,195	822,282
Materials	35,204,341	-	35,204,341	-
Utilities	9,227,801	-	9,227,801	-

Common Stocks
Communication Services	12,598,010	9,031,274	-	3,566,736
Consumer Staples	46,422	-	-	46,422
Energy	45,486,518	3,671,673	-	41,814,845
Health Care	5,092,781	3,019,761	-	2,073,020
Information Technology	5,661,624	2,328,720	-	3,332,904

Convertible Corporate Bonds
Communication Services	26,554,356	-	26,554,356	-
Energy	3,101,748	-	3,101,748	-
Financials	8,485,406	-	8,485,406	-
Information Technology	16,231,975	-	16,231,975	-
Utilities	3,559,555	-	3,559,555	-

Convertible Preferred Stocks
Financials	5,656,785	-	1,296,219	4,360,566

Non-Convertible Corporate Bonds
Communication Services	299,963,621	-	299,963,621	-
Consumer Discretionary	339,198,846	-	339,198,846	-
Consumer Staples	58,761,746	-	58,761,746	-
Energy	295,802,974	-	295,802,974	-
Financials	252,304,102	-	252,304,102	-
Health Care	179,648,521	-	179,648,521	-
Industrials	339,658,525	-	339,658,525	-
Information Technology	114,724,620	-	114,724,620	-
Materials	262,084,442	-	262,084,442	-
Real Estate	70,837,508	-	70,837,508	-
Utilities	129,454,594	-	129,454,594	-

Non-Convertible Preferred Stocks
Information Technology	7,877,145	7,877,145	-	-

Preferred Securities
Energy	27,717,741	-	27,717,741	-
Financials	22,395,032	-	21,522,392	872,640
Industrials	12,657,412	-	12,657,412	-
Utilities	3,078,080	-	3,078,080	-

U.S. Treasury Obligations	74,074,992	-	74,074,992	-

Money Market Funds	290,757,507	290,757,507	-	-
Total Investments in Securities:	3,199,196,548	316,686,080	2,824,667,950	57,842,518
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2025 ($)
Bank Loan Obligations	4,878,521	52,904	(257,619)	1,178,213	(2,149,048)	3,684	-	(1,931,270)	1,775,385	(256,609)
Common Stocks	23,781,660	-	23,341,175	3,711,092	-	-	-	-	50,833,927	23,341,175
Convertible Preferred Stocks	-	-	368,078	3,992,488	-	-	-	-	4,360,566	368,078
Preferred Securities	845,578	-	27,062	-	-	-	-	-	872,640	27,062
Non-Convertible Corporate Bonds	2,726,731	95,109	1,054	14,045	(2,828,944)	(7,995)	-	-	-	-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $170,716,045) - See accompanying schedule:
Unaffiliated issuers (cost $2,798,397,388)	$2,868,613,492
Fidelity Central Funds (cost $290,757,507)	290,757,507
Other affiliated issuers (cost $41,204,920)	39,825,549

Total Investment in Securities (cost $3,130,359,815)		$3,199,196,548
Cash		60,361
Foreign currency held at value (cost $1)		1
Receivable for investments sold		16,363,951
Receivable for fund shares sold		2,756,596
Interest receivable		43,763,415
Distributions receivable from Fidelity Central Funds		436,362
Receivable for daily variation margin on futures contracts		50
Prepaid expenses		2,916
Total assets		3,262,580,200
Liabilities
Payable for investments purchased
Regular delivery	$45,210,894
Delayed delivery	5,620,000
Payable for fund shares redeemed	1,748,402
Distributions payable	1,749,826
Accrued management fee	1,304,117
Other payables and accrued expenses	78,688
Collateral on securities loaned	177,470,333
Total liabilities		233,182,260
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$3,029,397,940
Net Assets consist of:
Paid in capital		$3,235,830,534
Total accumulated earnings (loss)		(206,432,594)
Net Assets		$3,029,397,940
Net Asset Value, offering price and redemption price per share ($3,029,397,940 ÷ 319,342,773 shares)		$9.49
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends (including $2,239,712 earned from affiliated issuers)		$4,710,821
Interest		96,199,343
Income from Fidelity Central Funds (including $470,040 from security lending)		2,033,484
Total income		102,943,648
Expenses
Management fee	$7,273,841
Custodian fees and expenses	21,686
Independent trustees' fees and expenses	4,438
Registration fees	28,512
Audit fees	51,007
Legal	9,102
Miscellaneous	4,483
Total expenses before reductions	7,393,069
Expense reductions	(119,025)
Total expenses after reductions		7,274,044
Net Investment income (loss)		95,669,604
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	13,720,829
Fidelity Central Funds	1,064
Foreign currency transactions	(528)
Total net realized gain (loss)		13,721,365
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	96,281,422
Affiliated issuers	(171,112)
Assets and liabilities in foreign currencies	744
Total change in net unrealized appreciation (depreciation)		96,111,054
Net gain (loss)		109,832,419
Net increase (decrease) in net assets resulting from operations		$205,502,023
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,669,604	$116,438,243
Net realized gain (loss)	13,721,365	(12,543,160)
Change in net unrealized appreciation (depreciation)	96,111,054	36,840,995
Net increase (decrease) in net assets resulting from operations	205,502,023	140,736,078
Distributions to shareholders	(83,981,914)	(107,231,543)

Share transactions
Proceeds from sales of shares	858,419,006	1,095,780,590
Reinvestment of distributions	74,122,082	101,663,173
Cost of shares redeemed	(256,539,243)	(563,970,109)

Net increase (decrease) in net assets resulting from share transactions	676,001,845	633,473,654
Total increase (decrease) in net assets	797,521,954	666,978,189

Net Assets
Beginning of period	2,231,875,986	1,564,897,797
End of period	$3,029,397,940	$2,231,875,986

Other Information
Shares
Sold	92,321,129	120,329,496
Issued in reinvestment of distributions	7,887,588	11,123,143
Redeemed	(27,441,963)	(61,864,239)
Net increase (decrease)	72,766,754	69,588,400

Financial Highlights
Fidelity® SAI High Income Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.05	$8.84	$8.67	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.327	.624	.557	.491	.388
Net realized and unrealized gain (loss)	.400	.161	.118	(.510)	(.879)
Total from investment operations	.727	.785	.675	(.019)	(.491)
Distributions from net investment income	(.287)	(.575)	(.505)	(.461)	(.345)
Distributions from net realized gain	-	-	-	-	(.014)
Total distributions	(.287)	(.575)	(.505)	(.461)	(.359)
Net asset value, end of period	$9.49	$9.05	$8.84	$8.67	$9.15
Total Return D,E	8.11%	9.00%	8.05%	(.07)%	(5.10)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.54% H	.56%	.56%	.60%	.60% H
Expenses net of fee waivers, if any	.53 % H	.55%	.55%	.60%	.60% H
Expenses net of all reductions, if any	.53% H	.55%	.55%	.60%	.60% H
Net investment income (loss)	6.94% H	6.85%	6.43%	5.65%	4.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,029,398	$2,231,876	$1,564,898	$1,640,305	$2,481,365
Portfolio turnover rate I	68 % H	59%	48%	32%	59% H,J

AFor the period May 13, 2021 (commencement of operations) through April 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity SAI High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2025 was 9.68%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$1,775,385	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	10.5%	Decrease
		Indicative market price	Evaluated bid	$78.00 - $97.00 / $81.21	Increase
Common Stocks	$50,833,927	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.9	Increase
		Market approach	Transaction price	$7.31	Increase
		Recovery value	Recovery value	$0.04	Increase
		Black scholes	Volatility	60.0%	Increase
			Discount rate	3.5%	Increase
			Term	3.7	Increase
		Discounted cash flow	Discount rate	8.5%	Decrease
		Indicative market price	Mid price	$14.70 - $16.79 / $16.61	Increase
Convertible Preferred Stocks	$4,360,566	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	20.5	Increase
Preferred Securities	$872,640	Discounted cash flow	Yield	9.9%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, certain conversion ratio adjustments, capital loss carryforwards, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$153,717,053
Gross unrealized depreciation	(63,465,450)
Net unrealized appreciation (depreciation)	$90,251,603
Tax cost	$3,108,944,945

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(148,076,230)
Long-term	(172,323,573)
Total capital loss carryforward	$(320,399,803)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity SAI High Income Fund	Fidelity Private Credit Company LLC	3,500,000	-

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI High Income Fund	1,464,936,530	895,634,915
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .532% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI High Income Fund	999

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI High Income Fund	191,798	1,226,570	399,652
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI High Income Fund	1,515
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI High Income Fund	48,034	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until August 31, 2026. During the period, this waiver reduced the Fund's management fee by $103,171.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15,854.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI High Income Fund	17%
11. Litigation.
The Fund and other entities managed by FMR or its affiliates have been involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. In August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund appealed this decision to the U.S. Court of Appeals for the Fifth Circuit. On May 30, 2025, the Fifth Circuit vacated the Bankruptcy Court's decision and ruled in favor of the providers of debtor-in-possession financing, including the Fund. The Fund has incurred legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a flat management fee. In its review of the fund's management fee and total expense ratio, the Board considered the fund's effective fee rate from March 2024 to September 2024, as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9901442.104
SAH-SANN-1225
Fidelity® Healthy Future Fund

Semi-Annual Report
October 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Healthy Future Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BELGIUM - 1.9%
Health Care - 1.9%
Pharmaceuticals - 1.9%
UCB SA	1,053	270,057
CANADA - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Celestica Inc (United States) (a)	368	126,769
CHINA - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Consun Pharmaceutical Group Ltd	32,268	62,414
DENMARK - 0.9%
Financials - 0.5%
Insurance - 0.5%
Tryg A/S	2,702	66,602
Materials - 0.4%
Chemicals - 0.4%
Novonesis Novozymes B Series B	966	57,731
TOTAL DENMARK		124,333
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	1,288	40,224
FRANCE - 5.9%
Consumer Staples - 3.9%
Food Products - 3.5%
Danone SA	5,666	500,402
Personal Care Products - 0.4%
L'Oreal SA	138	57,589
TOTAL CONSUMER STAPLES		557,991

Financials - 0.4%
Capital Markets - 0.4%
Amundi SA (b)(c)	862	63,887
Health Care - 1.6%
Biotechnology - 0.7%
Abivax SA ADR (a)	1,015	103,956
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	339	123,985
TOTAL HEALTH CARE		227,941

TOTAL FRANCE		849,819
GERMANY - 1.1%
Health Care - 1.1%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA	2,857	164,722
HONG KONG - 4.7%
Financials - 4.7%
Insurance - 4.7%
AIA Group Ltd	70,513	686,143
ITALY - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	1,410	83,700
JAPAN - 4.1%
Consumer Staples - 1.1%
Food Products - 1.1%
Ajinomoto Co Inc	5,497	155,981
Industrials - 3.0%
Industrial Conglomerates - 3.0%
Hitachi Ltd	12,661	436,904
TOTAL JAPAN		592,885
NETHERLANDS - 2.4%
Health Care - 2.4%
Biotechnology - 2.4%
Argenx SE (a)	305	249,633
uniQure NV (a)	1,419	96,052

TOTAL NETHERLANDS		345,685
SWEDEN - 1.2%
Health Care - 0.8%
Life Sciences Tools & Services - 0.8%
AddLife AB B Shares	5,475	118,372
Materials - 0.4%
Metals & Mining - 0.4%
Boliden AB (a)	1,340	60,510
TOTAL SWEDEN		178,882
SWITZERLAND - 1.7%
Health Care - 1.1%
Pharmaceuticals - 1.1%
Galderma Group AG	814	150,207
Industrials - 0.6%
Building Products - 0.6%
Belimo Holding AG	87	93,622
TOTAL SWITZERLAND		243,829
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,242	373,134
UNITED KINGDOM - 10.3%
Communication Services - 2.3%
Diversified Telecommunication Services - 1.7%
Zegona Communications plc (a)	15,281	246,918
Interactive Media & Services - 0.6%
Rightmove PLC	9,544	83,754
TOTAL COMMUNICATION SERVICES		330,672

Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Games Workshop Group PLC	329	68,850
Consumer Staples - 4.4%
Household Products - 0.9%
Reckitt Benckiser Group PLC	1,693	129,496
Personal Care Products - 3.5%
Unilever PLC	8,355	501,337
TOTAL CONSUMER STAPLES		630,833

Financials - 2.3%
Insurance - 2.3%
Aviva PLC	25,804	226,647
Hiscox Ltd	6,246	112,824
		339,471
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Halma PLC	2,569	119,673
TOTAL UNITED KINGDOM		1,489,499
UNITED STATES - 60.9%
Communication Services - 0.8%
Entertainment - 0.8%
Walt Disney Co/The	1,062	119,602
Consumer Discretionary - 6.0%
Automobiles - 4.1%
Tesla Inc (a)	1,307	596,724
Hotels, Restaurants & Leisure - 0.2%
Hilton Worldwide Holdings Inc	128	32,891
Household Durables - 0.9%
SharkNinja Inc (a)	1,484	126,882
Specialty Retail - 0.8%
TJX Cos Inc/The	806	112,953
TOTAL CONSUMER DISCRETIONARY		869,450

Consumer Staples - 3.2%
Consumer Staples Distribution & Retail - 0.4%
Sprouts Farmers Market Inc (a)	769	60,720
Household Products - 2.8%
Procter & Gamble Co/The	2,712	407,804
TOTAL CONSUMER STAPLES		468,524

Financials - 7.0%
Capital Markets - 0.4%
Blackrock Inc	57	61,720
Financial Services - 1.6%
Apollo Global Management Inc	1,914	237,929
Insurance - 5.0%
Chubb Ltd	987	273,340
Hartford Insurance Group Inc/The	1,194	148,271
Marsh & McLennan Cos Inc	305	54,335
MetLife Inc	1,486	118,613
Reinsurance Group of America Inc	615	112,213
		706,772
TOTAL FINANCIALS		1,006,421

Health Care - 27.0%
Biotechnology - 6.3%
Alnylam Pharmaceuticals Inc (a)	779	355,256
Exact Sciences Corp (a)	2,028	131,191
Gilead Sciences Inc	2,404	287,975
Vertex Pharmaceuticals Inc (a)	246	104,690
Viridian Therapeutics Inc (a)	1,500	35,445
		914,557
Health Care Equipment & Supplies - 7.4%
Abbott Laboratories	2,265	280,000
Alcon AG	778	57,812
Boston Scientific Corp (a)	2,541	255,930
Insulet Corp (a)	308	96,407
Masimo Corp (a)	395	55,557
Penumbra Inc (a)	445	101,180
Stryker Corp	384	136,796
TransMedics Group Inc (a)	633	83,265
		1,066,947
Health Care Providers & Services - 5.8%
BrightSpring Health Services Inc (a)	2,902	95,911
CVS Health Corp	2,768	216,319
LifeStance Health Group Inc (a)	17,587	86,176
UnitedHealth Group Inc	1,285	438,905
		837,311
Health Care Technology - 1.2%
Veeva Systems Inc Class A (a)	604	175,885
Life Sciences Tools & Services - 4.2%
Danaher Corp	1,307	281,501
Thermo Fisher Scientific Inc	563	319,441
		600,942
Pharmaceuticals - 2.1%
Johnson & Johnson	1,146	216,445
Royalty Pharma PLC Class A	2,428	91,147
		307,592
TOTAL HEALTH CARE		3,903,234

Industrials - 3.3%
Ground Transportation - 3.3%
Uber Technologies Inc (a)	4,963	478,930
Information Technology - 10.1%
Semiconductors & Semiconductor Equipment - 10.1%
NVIDIA Corp	7,217	1,461,370
Real Estate - 2.7%
Health Care REITs - 2.7%
Welltower Inc	2,137	386,882
Utilities - 0.8%
Electric Utilities - 0.8%
NextEra Energy Inc	1,356	110,378
TOTAL UNITED STATES		8,804,791
TOTAL COMMON STOCKS (Cost $11,257,649)		14,436,886

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $40,580)	4.18	40,572	40,580

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,298,229)	14,477,466
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(12,085)
NET ASSETS - 100.0%	14,465,381

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,887 or 0.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $63,887 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	216,032	3,347,033	3,522,493	4,467	7	1	40,580	40,572	0.0%
Total	216,032	3,347,033	3,522,493	4,467	7	1	40,580

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	450,274	450,274	-	-
Consumer Discretionary	978,524	978,524	-	-
Consumer Staples	1,813,329	624,505	1,188,824	-
Financials	2,162,524	1,476,381	686,143	-
Health Care	5,326,332	5,076,699	249,633	-
Industrials	1,009,456	1,009,456	-	-
Information Technology	2,080,946	2,080,946	-	-
Materials	118,241	118,241	-	-
Real Estate	386,882	386,882	-	-
Utilities	110,378	110,378	-	-

Money Market Funds	40,580	40,580	-	-
Total Investments in Securities:	14,477,466	12,352,866	2,124,600	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,257,649)	$14,436,886
Fidelity Central Funds (cost $40,580)	40,580

Total Investment in Securities (cost $11,298,229)		$14,477,466
Foreign currency held at value (cost $1,211)		1,170
Receivable for fund shares sold		3,502
Dividends receivable		9,289
Reclaims receivable		13,279
Distributions receivable from Fidelity Central Funds		464
Prepaid expenses		15
Receivable from investment adviser for expense reductions		165
Total assets		14,505,350
Liabilities
Payable for fund shares redeemed	$1,732
Accrued management fee	10,021
Distribution and service plan fees payable	2,661
Audit fee payable	25,143
Other payables and accrued expenses	412
Total liabilities		39,969
Net Assets		$14,465,381
Net Assets consist of:
Paid in capital		$11,522,377
Total accumulated earnings (loss)		2,943,004
Net Assets		$14,465,381

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,005,245 ÷ 143,360 shares)(a)		$13.99
Maximum offering price per share (100/94.25 of $13.99)		$14.84
Class M :
Net Asset Value and redemption price per share ($3,875,058 ÷ 279,413 shares)(a)		$13.87
Maximum offering price per share (100/96.50 of $13.87)		$14.37
Class C :
Net Asset Value and offering price per share ($793,890 ÷ 58,252 shares)(a)		$13.63
Fidelity Healthy Future Fund :
Net Asset Value, offering price and redemption price per share ($7,432,914 ÷ 527,756 shares)		$14.08
Class I :
Net Asset Value, offering price and redemption price per share ($186,396 ÷ 13,230 shares)		$14.09
Class Z :
Net Asset Value, offering price and redemption price per share ($171,878 ÷ 12,150 shares)		$14.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Dividends		$107,036
Income from Fidelity Central Funds		4,467
Total income		111,503
Expenses
Management fee	$59,238
Distribution and service plan fees	15,561
Custodian fees and expenses	1,133
Independent trustees' fees and expenses	25
Registration fees	38,122
Audit fees	22,342
Legal	5
Miscellaneous	218
Total expenses before reductions	136,644
Expense reductions	(46,976)
Total expenses after reductions		89,668
Net Investment income (loss)		21,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(231,199)
Fidelity Central Funds	7
Foreign currency transactions	2,151
Total net realized gain (loss)		(229,041)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,937,672
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(1,097)
Total change in net unrealized appreciation (depreciation)		1,936,576
Net gain (loss)		1,707,535
Net increase (decrease) in net assets resulting from operations		$1,729,370
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,835	$(7,600)
Net realized gain (loss)	(229,041)	302,560
Change in net unrealized appreciation (depreciation)	1,936,576	7,757
Net increase (decrease) in net assets resulting from operations	1,729,370	302,717
Distributions to shareholders	(119,469)	(7,430)

Share transactions - net increase (decrease)	(206,021)	3,495,855
Total increase (decrease) in net assets	1,403,880	3,791,142

Net Assets
Beginning of period	13,061,501	9,270,359
End of period	$14,465,381	$13,061,501

Financial Highlights
Fidelity Advisor® Healthy Future Fund Class A

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$11.92	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	(.02)	(.01)	(.01)
Net realized and unrealized gain (loss)	1.59	.59	1.36	.58
Total from investment operations	1.61	.57	1.35	.57
Distributions from net realized gain	(.11)	-	-	-
Total distributions	(.11)	-	-	-
Net asset value, end of period	$13.99	$12.49	$11.92	$10.57
Total Return D,E,F	12.97%	4.78%	12.77%	5.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.00% I	2.19%	3.08%	9.78% I,J
Expenses net of fee waivers, if any	1.30 % I	1.30%	1.29%	1.29% I
Expenses net of all reductions, if any	1.30% I	1.30%	1.29%	1.29% I
Net investment income (loss)	.28% I	(.12)%	(.05)%	(.09)% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,005	$1,288	$854	$205
Portfolio turnover rate K	80 % I	48%	37%	68% I

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Healthy Future Fund Class M

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$11.86	$10.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	(.05)	(.03)	(.03)
Net realized and unrealized gain (loss)	1.58	.59	1.35	.57
Total from investment operations	1.58	.54	1.32	.54
Distributions from net realized gain	(.11)	-	-	-
Total distributions	(.11)	-	-	-
Net asset value, end of period	$13.87	$12.40	$11.86	$10.54
Total Return E,F,G	12.82%	4.55%	12.52%	5.40%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.23% J	2.39%	3.46%	10.17% J,K
Expenses net of fee waivers, if any	1.55 % J	1.55%	1.54%	1.54% J
Expenses net of all reductions, if any	1.55% J	1.55%	1.53%	1.54% J
Net investment income (loss)	.03% J	(.37)%	(.29)%	(.34)% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,875	$3,563	$1,565	$136
Portfolio turnover rate L	80 % J	48%	37%	68% J

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Healthy Future Fund Class C

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$11.75	$10.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.11)	(.09)	(.08)
Net realized and unrealized gain (loss)	1.56	.57	1.35	.57
Total from investment operations	1.53	.46	1.26	.49
Distributions from net realized gain	(.11)	-	-	-
Total distributions	(.11)	-	-	-
Net asset value, end of period	$13.63	$12.21	$11.75	$10.49
Total Return D,E,F	12.61%	3.91%	12.01%	4.90%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.72% I	2.93%	3.94%	10.48% I,J
Expenses net of fee waivers, if any	2.05 % I	2.05%	2.04%	2.04% I
Expenses net of all reductions, if any	2.05% I	2.05%	2.03%	2.04% I
Net investment income (loss)	(.47)% I	(.87)%	(.80)%	(.84)% I
Supplemental Data
Net assets, end of period (000 omitted)	$794	$701	$262	$130
Portfolio turnover rate K	80 % I	48%	37%	68% I

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Healthy Future Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$11.97	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.02	.02	.02
Net realized and unrealized gain (loss)	1.60	.58	1.37	.57
Total from investment operations	1.63	.60	1.39	.59
Distributions from net investment income	-	(.01)	(.01)	-
Distributions from net realized gain	(.11)	-	-	-
Total distributions	(.11)	(.01)	(.01)	-
Net asset value, end of period	$14.08	$12.56	$11.97	$10.59
Total Return D,E	13.06%	5.03%	13.12%	5.90%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.69% H	1.82%	2.79%	9.38% H,I
Expenses net of fee waivers, if any	1.05 % H	1.06%	1.04%	1.04% H
Expenses net of all reductions, if any	1.05% H	1.05%	1.04%	1.04% H
Net investment income (loss)	.53% H	.13%	.20%	.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,433	$7,136	$6,309	$3,376
Portfolio turnover rate J	80 % H	48%	37%	68% H

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Healthy Future Fund Class I

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$11.97	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.02	.02	.02
Net realized and unrealized gain (loss)	1.61	.58	1.37	.57
Total from investment operations	1.64	.60	1.39	.59
Distributions from net investment income	-	(.01)	(.01)	-
Distributions from net realized gain	(.11)	-	-	-
Total distributions	(.11)	(.01)	(.01)	-
Net asset value, end of period	$14.09	$12.56	$11.97	$10.59
Total Return D,E	13.14%	5.00%	13.12%	5.90%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.75% H	1.93%	2.82%	9.48% H,I
Expenses net of fee waivers, if any	1.05 % H	1.06%	1.04%	1.05% H
Expenses net of all reductions, if any	1.05% H	1.05%	1.04%	1.04% H
Net investment income (loss)	.53% H	.13%	.20%	.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$186	$207	$159	$115
Portfolio turnover rate J	80 % H	48%	37%	68% H

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Healthy Future Fund Class Z

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.60	$12.00	$10.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.04	.04	.03
Net realized and unrealized gain (loss)	1.61	.58	1.36	.58
Total from investment operations	1.66	.62	1.40	.61
Distributions from net investment income	-	(.02)	(.01)	-
Distributions from net realized gain	(.11)	-	-	-
Total distributions	(.11)	(.02)	(.01)	-
Net asset value, end of period	$14.15	$12.60	$12.00	$10.61
Total Return D,E	13.25%	5.17%	13.19%	6.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.58% H	1.75%	2.60%	9.34% H,I
Expenses net of fee waivers, if any	.90 % H	.90%	.89%	.90% H
Expenses net of all reductions, if any	.90% H	.90%	.89%	.89% H
Net investment income (loss)	.68% H	.28%	.35%	.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$172	$168	$122	$107
Portfolio turnover rate J	80 % H	48%	37%	68% H

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Healthy Future Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Healthy Future Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,528,890
Gross unrealized depreciation	(380,857)
Net unrealized appreciation (depreciation)	$3,148,033
Tax cost	$11,329,433

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Healthy Future Fund	5,571,061	5,577,572
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Fidelity Healthy Future Fund	.87
Class I	.85
Class Z	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Fidelity Healthy Future Fund	.82
Class I	.85
Class Z	.71

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,480	739
Class M	.25%	.25%	9,352	80
Class C	.75%	.25%	3,729	630
			15,561	1,449

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,067
Class M	35
1,102

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Healthy Future Fund	43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Healthy Future Fund	91,932	173,827	6,922
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Healthy Future Fund	8
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2026. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	6,901
Class M	1.55%	12,774
Class C	2.05%	2,504
Fidelity Healthy Future Fund	1.05%	23,376
Class I	1.05%	726
Class Z	.90%	596
		46,877

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $99.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Healthy Future Fund
Distributions to shareholders
Class A	$17,122	$ -
Class M	31,845	-
Class C	6,267	-
Fidelity Healthy Future Fund	60,946	7,004
Class I	1,836	95
Class Z	1,453	331
Total	$119,469	$7,430
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2025	Year ended April 30, 2025	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Healthy Future Fund
Class A
Shares sold	57,181	59,979	$719,612	$791,790
Reinvestment of distributions	1,346	-	17,122	-
Shares redeemed	(18,300)	(28,480)	(247,002)	(377,327)
Net increase (decrease)	40,227	31,499	$489,732	$414,463
Class M
Shares sold	13,361	271,594	$177,445	$3,493,791
Reinvestment of distributions	2,491	-	31,433	-
Shares redeemed	(23,874)	(116,139)	(315,748)	(1,471,021)
Net increase (decrease)	(8,022)	155,455	$(106,870)	$2,022,770
Class C
Shares sold	706	45,543	$9,067	$570,668
Reinvestment of distributions	504	-	6,267	-
Shares redeemed	(313)	(10,460)	(4,067)	(135,860)
Net increase (decrease)	897	35,083	$11,267	$434,808
Fidelity Healthy Future Fund
Shares sold	76,370	280,823	$1,009,530	$3,681,706
Reinvestment of distributions	4,225	482	54,084	6,247
Shares redeemed	(121,149)	(240,206)	(1,603,554)	(3,145,561)
Net increase (decrease)	(40,554)	41,099	$(539,940)	$542,392
Class I
Shares sold	1,504	8,811	$19,216	$114,776
Reinvestment of distributions	143	7	1,836	95
Shares redeemed	(4,879)	(5,683)	(65,376)	(72,106)
Net increase (decrease)	(3,232)	3,135	$(44,324)	$42,765
Class Z
Shares sold	588	8,588	$7,932	$109,197
Reinvestment of distributions	91	17	1,168	224
Shares redeemed	(1,832)	(5,431)	(24,986)	(70,764)
Net increase (decrease)	(1,153)	3,174	$(15,886)	$38,657
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Healthy Future Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. In information provided to the Board, Fidelity noted that the fund recently launched and has not yet achieved scale. The Board considered that Fidelity anticipates the total expense ratio of the retail class will decrease as assets grow. The Board noted that, although total expenses ranked above median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, 0.90%, and 1.05% through August 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9904958.103
HWF-SANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025